UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/15

Date of reporting period: 09/30/15

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—59.7%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$961,523

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	198,888

Automobiles—1.0%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,085,388
1.375%	08/01/2017	^	980,000	967,716
1.250%	01/11/2016	^	650,000	650,766
Hyundai Capital America
2.125%	10/02/2017	^	265,000	265,995
2.000%	03/19/2018	^	600,000	597,785
1.625%	10/02/2015	^	580,000	580,000
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	657,704
1.000%	03/15/2016	^	1,115,000	1,115,048
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	652,761
1.250%	05/23/2017	^	1,520,000	1,467,933

				8,041,096

Banks—14.9%
ABN AMRO Bank NV (Netherlands)
1.094%	10/28/2016	#^	730,000	733,205
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	711,894
Bank of America Corp.
6.500%	08/01/2016		6,600,000	6,894,597
3.875%	03/22/2017		200,000	206,693
Bank of America Corp. MTN
5.650%	05/01/2018		3,750,000	4,094,123
1.700%	08/25/2017	†	830,000	832,567
1.389%	03/22/2018	#	1,480,000	1,489,374
1.250%	01/11/2016		790,000	791,233
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	530,462
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,122,971
0.782%	02/26/2016	#^	1,250,000	1,250,678
Banque Federative du Credit Mutuel SA (France)
1.144%	10/28/2016	#^	1,500,000	1,506,822
Barclays Bank plc (United Kingdom)
0.901%	02/17/2017	#	1,100,000	1,099,659
Barclays Bank plc, Bank Note (United Kingdom)
6.750%	05/22/2019		4,250,000	4,953,384
2.500%	02/20/2019		2,250,000	2,289,602
BB&T Corp. MTN
1.600%	08/15/2017		420,000	422,216
0.960%	02/01/2019	#	1,540,000	1,535,126
BNP Paribas SA (France)
0.926%	12/12/2016	#	1,520,000	1,522,029
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,203,656
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,364,685
1.150%	11/21/2016		430,000	429,064
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,060,002
1.500%	09/05/2017		1,040,000	1,035,635
CIT Group, Inc.
5.250%	03/15/2018		475,000	489,250

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc.
6.125%	11/21/2017		$4,350,000	$4,744,093
4.450%	01/10/2017		1,545,000	1,607,050
2.400%	02/18/2020		4,228,000	4,211,832
2.150%	07/30/2018		1,169,000	1,175,600
1.850%	11/24/2017		940,000	942,695
1.550%	08/14/2017		1,930,000	1,933,036
1.116%	04/01/2016	#	1,320,000	1,321,699
Citizens Bank NA MTN
1.600%	12/04/2017		1,300,000	1,295,742
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	1,000,280
Credit Agricole SA (France)
1.449%	04/15/2016	#^	1,080,000	1,084,617
1.175%	10/03/2016	#^†	1,090,000	1,093,504
1.089%	04/15/2019	#^	700,000	698,147
Discover Bank
2.600%	11/13/2018		3,014,000	3,028,823
Fifth Third Bancorp
5.450%	01/15/2017		355,000	371,559
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	900,536
HSBC Bank plc (United Kingdom)
0.961%	05/15/2018	#^	3,840,000	3,834,328
Huntington National Bank (The)
1.375%	04/24/2017		360,000	358,215
1.350%	08/02/2016		300,000	300,172
0.718%	04/24/2017	#	300,000	298,141
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	590,765
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	594,557
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,227,878
1.195%	01/25/2018	#	750,000	753,830
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,540,000	1,542,313
KeyBank NA, Bank Note
1.100%	11/25/2016		320,000	320,309
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	323,923
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,309,459
1.600%	10/27/2017	^	1,260,000	1,257,427
0.925%	10/27/2017	#^	710,000	707,142
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,158,191
1.250%	01/30/2017		870,000	870,046
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	740,000	739,696
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	610,079
1.300%	04/16/2017	^	610,000	607,935
0.776%	09/25/2017	#^	400,000	398,316
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	260,000	260,166
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	2,200,000	2,216,845
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	400,674
Regions Bank, Bank Note
2.250%	09/14/2018		4,130,000	4,149,390

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Regions Financial Corp.
2.000%	05/15/2018		$920,000	$919,854
Royal Bank of Canada (Canada)
0.625%	12/04/2015		3,914,000	3,914,341
Royal Bank of Scotland Group plc (United Kingdom)
1.875%	03/31/2017		1,000,000	997,903
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016	†	274,000	278,568
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	900,145
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,617,150
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,154,259
2.400%	09/08/2019	^	2,000,000	2,007,178
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	589,920
0.962%	07/19/2016	#	330,000	330,758
0.900%	01/18/2016		480,000	480,135
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,382,548
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,539,597

				118,920,293

Beverages—0.3%
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,000
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	729,812
0.990%	08/01/2018	#^	370,000	368,589
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,127,389

				2,475,790

Biotechnology—0.4%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,737,265
Baxalta, Inc.
2.000%	06/22/2018	^	320,000	319,249
1.099%	06/22/2018	#^	580,000	581,417
Celgene Corp.
2.125%	08/15/2018		460,000	463,964
Gilead Sciences, Inc.
1.850%	09/04/2018		320,000	322,371

				3,424,266

Capital Markets—2.0%
Bank of New York Mellon Corp. (The) MTN
0.860%	08/01/2018	#	750,000	748,805
Credit Suisse (Switzerland)
1.750%	01/29/2018		800,000	800,344
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,208,524
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,362,998
Goldman Sachs Group, Inc. (The) MTN
1.421%	11/15/2018	#	910,000	916,156
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	482,299
Macquarie Group Ltd. (Australia)
1.297%	01/31/2017	#^	1,540,000	1,547,468
Morgan Stanley
1.435%	01/27/2020	#	2,010,000	2,027,169

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley MTN
6.625%	04/01/2018		$740,000	$824,302
1.034%	07/23/2019	#	1,930,000	1,918,102
Nomura Holdings, Inc. MTN (Japan)
1.786%	09/13/2016	#	1,310,000	1,317,400
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,599,765

				15,753,332

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,061,812

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	729,750

Communications Equipment—0.3%
QUALCOMM, Inc.
1.400%	05/18/2018		2,610,000	2,601,102

Consumer Finance—4.9%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,189,500
American Express Co.
0.919%	05/22/2018	#	1,410,000	1,409,092
American Express Credit Corp.
0.804%	07/29/2016	#	1,120,000	1,121,272
American Express Credit Corp. MTN
1.125%	06/05/2017		230,000	228,891
American Honda Finance Corp.
1.125%	10/07/2016		600,000	602,108
Capital One Financial Corp.
2.450%	04/24/2019		2,500,000	2,494,173
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	731,640
1.000%	03/03/2017		1,030,000	1,029,989
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	826,947
3.000%	06/12/2017		690,000	701,226
1.724%	12/06/2017		2,004,000	1,991,633
1.684%	09/08/2017		1,350,000	1,341,835
1.223%	01/09/2018	#	3,469,000	3,439,392
Ford Motor Credit Co. LLC, Series 1
1.166%	03/12/2019	#	1,060,000	1,030,505
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	900,680
2.400%	04/10/2018		1,900,000	1,886,539
HSBC Finance Corp.
0.754%	06/01/2016	#	5,347,000	5,338,129
HSBC USA, Inc.
1.700%	03/05/2018		1,410,000	1,406,637
1.207%	09/24/2018	#	900,000	901,821
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,095,000
2.287%	06/15/2016	#	1,295,000	1,291,763
John Deere Capital Corp.
1.050%	10/11/2016		560,000	561,969
John Deere Capital Corp. MTN
1.350%	01/16/2018		595,000	595,096
1.125%	06/12/2017		1,240,000	1,239,628
PACCAR Financial Corp. MTN
1.100%	06/06/2017		370,000	369,915
0.932%	12/06/2018	#	290,000	291,182
0.800%	02/08/2016		300,000	300,352

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Synchrony Financial
3.000%	08/15/2019		$580,000	$585,116
1.875%	08/15/2017		460,000	460,343
1.530%	02/03/2020	#	380,000	375,639
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018		1,320,000	1,326,550
1.125%	05/16/2017	†	1,750,000	1,754,825

				38,819,387

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.337%	12/15/2019	#^	1,730,000	1,673,775

Diversified Financial Services—4.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019		8,000,000	8,082,232
ERAC USA Finance LLC
1.400%	04/15/2016	^	230,000	230,180
GE Capital UK Funding MTN (Ireland)
0.736%	03/20/2017	#	GBP 700,000	1,056,059
General Electric Capital Corp. MTN
6.000%	08/07/2019		$600,000	694,295
5.500%	01/08/2020		3,323,000	3,804,988
1.250%	05/15/2017		1,715,000	1,724,736
0.936%	07/12/2016	#	7,757,000	7,789,975
McGraw Hill Financial, Inc.
3.300%	08/14/2020	^	360,000	366,699
2.500%	08/15/2018	^	827,000	833,840
Moody’s Corp.
2.750%	07/15/2019	†	6,918,000	7,042,891
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^	1,200,000	1,203,402

				32,829,297

Diversified Telecommunication Services—3.4%
AT&T, Inc.
5.500%	02/01/2018		250,000	271,034
2.450%	06/30/2020		7,275,000	7,170,830
1.700%	06/01/2017		4,785,000	4,804,891
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	321,344
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	372,790
Frontier Communications Corp.
8.875%	09/15/2020	^†	380,000	373,350
Verizon Communications, Inc.
3.650%	09/14/2018		1,779,000	1,876,537
2.625%	02/21/2020		4,350,000	4,367,396
2.086%	09/14/2018	#	4,134,000	4,253,539
1.867%	09/15/2016	#	280,000	282,724
1.350%	06/09/2017		1,240,000	1,238,773
0.700%	11/02/2015		580,000	580,111
Windstream Services LLC
7.875%	11/01/2017		880,000	915,754

				26,829,073

Electric Utilities—0.6%
Duke Energy Corp.
0.705%	04/03/2017	#	460,000	458,874
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	790,356
0.747%	01/20/2017	#^	450,000	450,085

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Georgia Power Co.
0.657%	03/15/2016	#	$1,394,000	$1,393,044
Southern California Edison Co.
1.845%	02/01/2022		2,042,857	2,038,308

				5,130,667

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	560,215

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	470,540

Energy Equipment & Services—0.7%
Cameron International Corp.
1.400%	06/15/2017		400,000	397,521
Ensco plc (United Kingdom)
4.700%	03/15/2021		3,682,000	3,104,180
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		399,000	360,848
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,185,928
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	823,982

				5,872,459

Food & Staples Retailing—0.9%
CVS Health Corp.
2.250%	12/05/2018		3,584,000	3,638,796
1.900%	07/20/2018		810,000	815,953
Kroger Co. (The)
2.200%	01/15/2017		650,000	658,226
0.819%	10/17/2016	#	910,000	909,692
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	331,394
0.774%	05/18/2016	#	590,000	589,733

				6,943,794

Food Products—2.2%
ConAgra Foods, Inc.
1.300%	01/25/2016		300,000	300,267
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,070,905
Ingredion, Inc.
3.200%	11/01/2015		310,000	310,491
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	9,233,000	9,252,001
1.600%	06/30/2017	^	1,270,000	1,272,497
Tyson Foods, Inc.
2.650%	08/15/2019		4,604,000	4,642,853
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	671,042
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	201,715
1.400%	10/21/2016	^	200,000	200,539

				17,922,310

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,012,500

Health Care Equipment & Supplies—1.1%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	432,117

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.450%	05/15/2017		$1,800,000	$1,797,417
0.787%	06/15/2016	#	310,000	309,996
Medtronic, Inc.
2.500%	03/15/2020		4,724,000	4,790,642
1.500%	03/15/2018		390,000	388,576
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	281,314
2.000%	04/01/2018		910,000	911,687

				8,911,749

Health Care Providers & Services—1.6%
Anthem, Inc.
2.375%	02/15/2017		5,430,000	5,493,238
2.300%	07/15/2018		3,000,000	3,014,730
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	568,474
McKesson Corp.
1.292%	03/10/2017		400,000	399,383
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	786,450
UnitedHealth Group, Inc.
1.900%	07/16/2018		630,000	636,791
1.450%	07/17/2017		550,000	552,725
0.850%	10/15/2015		1,358,000	1,358,155

				12,809,946

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	281,444

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		490,000	491,771

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)
3.324%	06/01/2019	#	1,140,000	1,085,850
Talen Energy Supply LLC
4.625%	07/15/2019	^	1,340,000	1,226,100
TransAlta Corp. (Canada)
1.900%	06/03/2017		160,000	159,222

				2,471,172

Insurance—1.6%
Metropolitan Life Global Funding I
2.000%	04/14/2020	^	4,000,000	3,979,124
0.819%	07/15/2016	#^	4,000,000	4,011,572
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	660,514
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,686,563
1.101%	08/15/2018	#	600,000	594,165
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	822,043

				12,753,981

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	196,657
1.625%	11/28/2017	^	600,000	596,726
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	500,120
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	360,938

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	$800,000	$800,077

				2,454,518

IT Services—0.2%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	378,215
1.450%	06/05/2017		190,000	188,502
International Business Machines Corp.
1.125%	02/06/2018	†	1,100,000	1,097,716

				1,664,433

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,308,562
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	399,919

				1,708,481

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018	^	790,000	776,175
3.875%	11/01/2015		1,035,000	1,035,000

				1,811,175

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,007,393

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,000,650
NBCUniversal Enterprise, Inc.
0.974%	04/15/2018	#^	500,000	499,834
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	950,013
1.300%	02/23/2017		400,000	399,295

				2,849,792

Metals & Mining—3.4%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	4,400,000	4,117,362
1.239%	04/15/2016	#^	350,000	349,761
Barrick North America Finance LLC
6.800%	09/15/2018		6,056,000	6,636,207
Freeport-McMoRan, Inc.
2.300%	11/14/2017		640,000	580,000
2.150%	03/01/2017		490,000	466,725
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,161,127
Glencore Funding LLC
2.500%	01/15/2019	^	417,000	355,763
2.125%	04/16/2018	^	910,000	783,064
1.649%	01/15/2019	#^	1,230,000	1,006,382
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	3,907,634
1.875%	11/02/2015		3,435,000	3,437,453

				26,801,478

Oil, Gas & Consumable Fuels—5.0%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	330,959
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,362,050
0.821%	05/10/2018	#	240,000	239,405

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		$700,000	$692,321
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	619,484
CNPC General Capital Ltd. (Virgin Islands, British)
1.209%	05/14/2017	#^	700,000	697,155
ConocoPhillips Co.
1.500%	05/15/2018		710,000	709,617
Devon Energy Corp.
2.250%	12/15/2018		1,973,000	1,978,157
Enbridge, Inc. (Canada)
0.779%	06/02/2017	#	420,000	412,713
Hess Corp.
1.300%	06/15/2017		460,000	456,386
Kinder Morgan, Inc.
3.050%	12/01/2019		4,295,000	4,221,023
2.000%	12/01/2017		300,000	297,982
Marathon Oil Corp.
0.900%	11/01/2015		630,000	629,874
Murphy Oil Corp.
2.500%	12/01/2017		430,000	420,057
Phillips 66
2.950%	05/01/2017		5,616,000	5,747,611
Phillips 66 Partners LP
2.646%	02/15/2020		5,616,000	5,530,227
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,037,775
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	630,377
Statoil ASA (Norway)
0.771%	11/08/2018	#	800,000	795,193
0.611%	05/15/2018	#	2,285,000	2,266,926
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		7,071,000	7,812,918
Total Capital International SA (France)
0.881%	08/10/2018	#	780,000	780,942
TransCanada PipeLines Ltd. (Canada)
1.007%	06/30/2016	#	1,300,000	1,299,571
WPX Energy, Inc.
5.250%	01/15/2017		990,000	990,000

				39,958,723

Pharmaceuticals—3.3%
AbbVie, Inc.
2.500%	05/14/2020		920,000	915,908
1.800%	05/14/2018		9,389,000	9,368,880
1.750%	11/06/2017		1,450,000	1,455,050
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,603,000	2,611,788
2.350%	03/12/2018		1,630,000	1,637,451
1.850%	03/01/2017		1,110,000	1,112,944
1.591%	03/12/2020	#	820,000	813,259
1.300%	06/15/2017		700,000	693,957
Actavis, Inc.
3.250%	10/01/2022		1,193,000	1,165,198
EMD Finance LLC
1.700%	03/19/2018	^	4,098,000	4,107,889
Merck & Co., Inc.
0.684%	05/18/2018	#	1,120,000	1,122,396
Mylan, Inc.
1.800%	06/24/2016		200,000	199,672
1.350%	11/29/2016		340,000	337,706

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		$700,000	$694,919

				26,237,017

Real Estate Investment Trusts (REITs)—0.2%
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	444,414
Liberty Property LP
6.625%	10/01/2017		445,000	487,320
Ventas Realty LP
1.550%	09/26/2016		481,000	482,388
1.250%	04/17/2017		290,000	288,793

				1,702,915

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	398,478
1.750%	09/15/2017	^	330,000	327,957

				726,435

Road & Rail—0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		465,000	476,983
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,020,000
JB Hunt Transport Services, Inc.
2.400%	03/15/2019		770,000	776,900
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	345,000	355,457
2.500%	03/15/2016	^	620,000	623,855
2.500%	06/15/2019	^	290,000	288,858
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	547,292

				4,089,345

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	406,530

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	432,819

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		440,000	440,700

Technology Hardware, Storage & Peripherals—1.4%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^‡	1,720,000	1,717,798
2.450%	10/05/2017	^‡	1,820,000	1,818,981
Hewlett-Packard Co.
5.500%	03/01/2018		1,000,000	1,087,541
3.000%	09/15/2016		4,436,000	4,519,818
2.650%	06/01/2016		750,000	758,468
1.226%	01/14/2019	#	650,000	656,370
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	798,552

				11,357,528

Thrifts & Mortgage Finance—0.7%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		1,700,000	1,707,339

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Astoria Financial Corp.
5.000%	06/19/2017		$690,000	$723,296
BPCE SA (France)
1.625%	02/10/2017		550,000	552,043
BPCE SA MTN (France)
1.545%	04/25/2016	#	800,000	803,527
0.936%	06/23/2017	#	490,000	488,942
Santander Bank NA
2.000%	01/12/2018		900,000	897,464

				5,172,611

Tobacco—1.7%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	770,000	774,016
0.847%	06/15/2018	#^	580,000	579,255
Imperial Tobacco Finance plc (United Kingdom)
2.050%	07/20/2018	^	840,000	840,076
Reynolds American, Inc.
6.875%	05/01/2020	^	2,834,000	3,322,259
2.300%	08/21/2017	^†	2,877,000	2,904,921
3.250%	06/12/2020		700,000	720,754
2.300%	06/12/2018		3,991,000	4,036,549
1.050%	10/30/2015		290,000	290,005

				13,467,835

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		635,000	666,750
GATX Corp.
2.500%	07/30/2019		700,000	701,164

				1,367,914

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019		430,000	445,588
T-Mobile USA, Inc.
5.250%	09/01/2018		720,000	734,400
Vodafone Group plc (United Kingdom)
0.718%	02/19/2016	#	1,210,000	1,209,326

				2,389,314

TOTAL CORPORATE OBLIGATIONS
(Cost $477,596,199)				475,998,888

FLOATING RATE LOANS—0.5%**
ABC Supply Co., Term Loan B
3.500%	04/16/2020	#	980,000	974,282
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,297,500	1,296,546
CDW LLC, Term Loan
3.250%	04/29/2020	#	979,906	972,909
Dole Food Co., Inc. Tranche B Term Loan
4.501%	11/01/2018	#	926,675	925,980

TOTAL FLOATING RATE LOANS
(Cost $4,183,647)				4,169,717

MORTGAGE-BACKED SECURITIES—4.9%
Commercial Mortgage-Backed Securities— 1.9%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	664,826	653,554

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	$699,296	$692,429
Colony American Homes, Series 2014-2A, Class A
1.145%	07/17/2031	#^	1,232,426	1,210,256
Colony American Homes, Series 2015-1A, Class A
1.407%	07/17/2032	#^	2,428,840	2,405,558
Hilton USA Trust, Series 2013-HLF, Class AFL
1.204%	11/05/2030	#^	1,389,506	1,387,877
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	911,719	903,704
Invitation Homes Trust, Series 2014-SFR1, Class A
1.207%	06/17/2031	#^	3,570,000	3,513,539
Invitation Homes Trust, Series 2014-SFR2, Class A
1.307%	09/17/2031	#^	2,220,000	2,178,821
Invitation Homes Trust, Series 2015-SFR3, Class A
1.507%	08/17/2032	#^	894,543	884,338
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.457%	01/15/2032	#^	1,600,000	1,596,274

				15,426,350

Non-Agency Mortgage-Backed Securities— 2.1%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.645%	01/25/2035	#	254,619	253,451
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,187,428	1,121,168
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.644%	11/25/2023	#	686,859	687,748
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.244%	03/25/2025	#	773,187	772,416
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.194%	10/25/2023	#	957,865	967,034
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.794%	01/25/2024	#	1,115,909	1,120,170
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.144%	05/25/2024	#	1,158,381	1,147,921
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.394%	07/25/2024	#	2,634,541	2,629,404
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.724%	10/18/2054	#^	1,303,823	1,304,566
GSAMP Trust, Series 2004-SEA2, Class M1
0.844%	03/25/2034	#	666,176	667,534
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	643,266	645,609
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.182%	12/25/2034	#	740,363	744,051
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	583,479	586,727
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	360,032	364,177
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	720,200	699,483
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	835,036	812,268
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	328,053	328,784

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	$663,957	$665,016
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	431,358	432,728
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.173%	10/19/2034		#	201,350	169,046
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.722%	09/25/2034		#	636,201	583,066

					16,702,367

U.S. Government Agency Mortgage-Backed Securities— 0.9%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038		^	695,982	720,509
Federal National Mortgage Association
3.141%	07/01/2041		#	1,571,603	1,667,127
3.004%	06/01/2041		#	764,424	815,125
2.165%	09/01/2034		#	100,214	105,979
2.160%	09/01/2034		#	61,528	64,913
2.038%	10/01/2034		#	719,464	760,611
1.808%	10/01/2034		#	111,839	117,279
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020			29,248	29,314
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.763%	12/08/2020		#	2,446,392	2,464,407

					6,745,264

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $39,095,350)					38,873,981

U.S. TREASURY OBLIGATIONS—14.4%
U.S. Treasury Notes—14.4%
U.S. Treasury Note
1.625%	07/31/2020			6,000,000	6,074,100
1.000%	09/15/2017 08/15/2018	-		23,010,000	23,146,767
0.875%	11/15/2017			7,000,000	7,026,068
0.750%	10/31/2017			21,895,000	21,930,360
0.625%	12/31/2016 07/31/2017	-		22,060,000	22,097,586
0.500%	01/31/2017			5,710,000	5,712,935
0.375%	03/15/2016		‡‡	315,000	315,347
0.375%	10/31/2016			17,900,000	17,898,478
0.250%	10/31/2015			10,266,000	10,267,499

					114,469,140

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $114,153,899)					114,469,140

GOVERNMENT RELATED OBLIGATIONS—2.9%
Non-U.S. Government Agencies—0.5%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017			1,600,000	1,609,675
0.625%	01/30/2017			1,620,000	1,620,096
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017		^	700,000	700,300

					3,930,071

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Sovereign Debt—0.7%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018		^	$2,500,000	$2,519,960
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018		^†	1,410,000	1,417,469
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016		^	1,610,000	1,612,672

					5,550,101

Supranational—0.7%
Asian Development Bank MTN
0.750%	07/28/2017			2,210,000	2,211,026
European Investment Bank
1.125%	12/15/2016 08/15/2018	-		3,210,000	3,225,657

					5,436,683

U.S. Municipal Bonds—0.8%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017			700,000	705,453
California General Obligation Bonds (California)
1.050%	02/01/2016			755,000	756,819
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020			3,125,000	3,191,719
1.298%	07/01/2016			1,955,000	1,965,909

					6,619,900

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017			2,000,000	2,014,176

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $23,291,879)					23,550,931

ASSET-BACKED SECURITIES—14.1%
Automobiles—3.0%
Ally Master Owner Trust
Series 2013-2, Class A
0.657%	04/15/2018		#	1,600,000	1,600,628
Capital Auto Receivables Asset Trust
Series 2014-2, Class A1
0.516%	06/20/2016		#	67,621	67,621
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018			330,000	331,402
Capital Auto Receivables Asset Trust
Series 2013-1, Class B
1.290%	04/20/2018			330,000	330,057
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020			3,515,000	3,524,916
Ford Credit Auto Owner Trust
Series 2013-A, Class A3
0.550%	07/15/2017			865,054	864,802
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.100%	09/15/2019			5,502,000	5,509,761
Porsche Financial Auto Securitization Trust
Series 2014-1, Class A3
0.670%	01/23/2018		^	6,255,697	6,254,155

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		$400,000	$401,435
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,415,707

				24,300,484

Credit Card—8.6%
American Express Credit Account Master Trust Series 2014-1, Class A
0.577%	12/15/2021	#	5,989,000	5,984,933
BA Credit Card Trust Series 2014-A1, Class A
0.587%	06/15/2021	#	5,600,000	5,606,558
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.657%	07/15/2022	#	2,531,000	2,514,772
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.557%	03/16/2020	#	2,195,000	2,192,077
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,287,481
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.247%	07/15/2020	#	4,900,000	4,872,320
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.587%	01/18/2022	#	1,800,000	1,800,879
Chase Issuance Trust Series 2013-A9, Class A
0.627%	11/16/2020	#	9,000,000	8,990,357
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,149,147
Chase Issuance Trust Series 2007-B1, Class B1
0.457%	04/15/2019	#	1,500,000	1,493,127
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.345%	01/23/2020	#	3,300,000	3,361,060
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	979,944
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,916,845
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.657%	04/15/2021	#	5,558,000	5,578,692
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.637%	07/15/2021	#	3,200,000	3,210,016
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	815,506
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		4,840,000	4,844,523
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.657%	03/15/2020	#	5,720,000	5,727,957

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		$2,315,000	$2,324,764

				68,650,958

Other—2.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,043,915	1,045,081
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,424,790
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,696,000	1,702,495
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,274
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,785,000	1,785,118
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,094,201
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	1,981,671	1,973,133
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.903%	12/10/2018	#^	1,800,000	1,801,123

				19,076,215

Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.474%	06/25/2021	#^	432,521	430,511

TOTAL ASSET-BACKED SECURITIES
(Cost $112,659,432)				112,458,168

			Shares	Value
MONEY MARKET FUNDS—5.1%
Institutional Money Market Funds—5.1%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	1,675,000	1,675,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥	29,816,257	29,816,257
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	2,072,723	2,072,723
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	1,675,000	1,675,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%		††¥	1,675,000	1,675,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%		††¥	1,675,000	1,675,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	1,675,000	$1,675,000

TOTAL MONEY MARKET FUNDS (Cost $40,263,980)
			40,263,980

TOTAL INVESTMENTS—101.6%
(Cost $811,244,386)			809,784,805
Other assets less liabilities—(1.6%)			(12,572,164)

NET ASSETS—100.0%			$797,212,641

Legend to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $151,322,096, which represents 19.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $3,536,779)
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—8.5%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$152,538

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	155,628

Banks—1.7%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^	200,000	198,971
Bank of America Corp.
5.750%	12/01/2017		1,100,000	1,189,646
5.625%	07/01/2020		230,000	259,684
Bank of America Corp. MTN
4.000%	04/01/2024		255,000	262,944
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	150,000	153,187
Bank of America Corp., Series L
2.600%	01/15/2019		1,300,000	1,314,235
Barclays Bank plc, Bank Note (United Kingdom)
3.750%	05/15/2024		255,000	258,067
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		230,000	258,427
Citigroup, Inc.
3.300%	04/27/2025		270,000	263,523
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,095,550
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	578,152
2.375%	01/13/2017	†	700,000	702,657
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	258,384
3.200%	01/25/2023		265,000	263,312
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	400,000	438,220
PNC Bank NA MTN
3.250%	06/01/2025		300,000	296,124
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	262,428
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	208,248
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	265,085
Societe Generale SA, Perpetual Bond (France)
8.000%	09/29/2025	#^	200,000	196,750

				8,723,594

Biotechnology—0.1%
Biogen, Inc.
3.625%	09/15/2022		133,000	134,253
Celgene Corp.
3.875%	08/15/2025		105,000	105,233
Gilead Sciences, Inc.
3.650%	03/01/2026		206,000	207,221

				446,707

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		2,600,000	2,653,290
1.925%	11/29/2023	#	205,000	206,599
Morgan Stanley
2.650%	01/27/2020		260,000	261,388
Morgan Stanley, Series F
3.875%	04/29/2024		255,000	260,744

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
UBS AG (Switzerland)
7.625%	08/17/2022		$300,000	$345,616
5.125%	05/15/2024		1,300,000	1,280,240
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	905,996

				5,913,873

Chemicals—0.1%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		230,000	257,545

Communications Equipment—0.1%
Motorola Solutions, Inc.
7.500%	05/15/2025		215,000	247,891

Consumer Finance—0.2%
Ford Motor Credit Co. LLC
5.875%	08/02/2021		225,000	255,019
Navient Corp. MTN
7.250%	01/25/2022		95,000	83,363
6.250%	01/25/2016		734,000	741,828

				1,080,210

Diversified Financial Services—0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.375%	08/04/2025		250,000	250,675
McGraw Hill Financial, Inc.
4.400%	02/15/2026	^	191,000	194,223

				444,898

Diversified Telecommunication Services—0.8%
AT&T, Inc.
3.000%	02/15/2022		265,000	260,447
0.747%	03/30/2017	#	3,000,000	2,988,729
Sprint Capital Corp.
6.900%	05/01/2019		300,000	264,750
Verizon Communications, Inc.
7.350%	04/01/2039		205,000	256,144
4.600%	04/01/2021		240,000	259,192

				4,029,262

Electric Utilities—0.1%
Entergy Corp.
4.000%	07/15/2022		131,000	135,477
Exelon Corp.
2.850%	06/15/2020		345,000	348,396

				483,873

Energy Equipment & Services—0.0%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023	†	275,000	238,080

Food & Staples Retailing—0.1%
CVS Health Corp.
3.875%	07/20/2025		210,000	216,901
Kroger Co. (The)
3.850%	08/01/2023		250,000	258,599
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	262,094

				737,594

Food Products—0.1%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	247,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kraft Heinz Foods Co.
3.500%	07/15/2022	^	$137,000	$140,154
2.800%	07/02/2020	^	105,000	105,803
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	262,194

				755,746

Health Care Equipment & Supplies—0.8%
Baxter International, Inc.
1.850%	06/15/2018		260,000	260,088
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	260,087
Medtronic, Inc.
4.375%	03/15/2035		1,300,000	1,316,736
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025		2,600,000	2,551,055

				4,387,966

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	158,413
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	257,039

				415,452

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	243,891

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025	^	155,000	158,875

Insurance—0.3%
American International Group, Inc.
6.400%	12/15/2020		215,000	255,124
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	260,971
Lincoln National Corp.
4.000%	09/01/2023		255,000	264,974
MetLife, Inc., Perpetual Bond, Series C
5.250%	06/15/2020	#	201,000	199,492
MetLife, Inc., Series D
4.368%	09/15/2023		245,000	263,487
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	106,660
Prudential Financial, Inc.
5.375%	05/15/2045	#	265,000	263,344

				1,614,052

Media—0.3%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	246,036
4.500%	02/15/2021		240,000	259,771
CCO Safari II LLC
4.908%	07/23/2025	^	140,000	139,543
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%	10/01/2019		230,000	257,940
5.150%	03/15/2042		160,000	150,875
Time Warner, Inc.
3.550%	06/01/2024		260,000	258,106
Viacom, Inc.
3.875%	04/01/2024		265,000	248,875

				1,561,146

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—0.1%
Freeport-McMoRan, Inc.
4.550%	11/14/2024	†	$275,000	$206,250
Glencore Funding LLC
4.000%	04/16/2025	^†	275,000	212,835
Newmont Mining Corp.
4.875%	03/15/2042		240,000	185,946

				605,031

Multiline Retail—0.1%
Kohl’s Corp.
4.250%	07/17/2025	†	196,000	196,725
Macy’s Retail Holdings, Inc.
3.875%	01/15/2022		250,000	254,906

				451,631

Multi-Utilities—0.1%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		215,000	259,696

Oil, Gas & Consumable Fuels—1.2%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	845,783
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	260,686
Canadian Natural Resources Ltd. (Canada)
0.702%	03/30/2016	#	600,000	598,751
Chevron Corp.
2.411%	03/03/2022		266,000	260,605
ConocoPhillips
6.000%	01/15/2020		220,000	253,962
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	239,063
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	243,198
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	259,502
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		265,000	249,219
Kinder Morgan, Inc.
2.000%	12/01/2017	†	1,900,000	1,887,222
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020	†	210,000	157,174
4.875%	03/17/2020	†	200,000	145,500
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	178,169
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	250,000	273,165
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	253,578

				6,105,577

Pharmaceuticals—0.7%
AbbVie, Inc.
3.600%	05/14/2025		172,000	169,979
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	251,662
3.450%	03/15/2022		500,000	494,977
1.850%	03/01/2017		1,900,000	1,905,039
1.199%	09/01/2016	#	300,000	299,610
Perrigo Finance plc (Ireland)
3.500%	12/15/2021		257,000	254,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	$150,000	$143,250

				3,518,605

Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	263,187

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
6.750%	03/01/2019		86,000	59,878
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	259,289

				319,167

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	154,000

Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		259,000	262,012
Reynolds American, Inc.
4.000%	06/12/2022		184,000	192,547

				454,559

TOTAL CORPORATE OBLIGATIONS (Cost $44,868,164)				44,180,274

MORTGAGE-BACKED SECURITIES—1.7%
Commercial Mortgage-Backed Securities— 1.2%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	350,000	364,328
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A
6.263%	12/10/2049	#	364,537	392,748
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	520,523
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		325,497	333,982
COMM Mortgage Trust, Series 2014-KYO, Class A
1.104%	06/11/2027	#^	400,000	397,211
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	396,011
COMM Mortgage Trust, Series 2015-CR25, Class A4
3.759%	08/10/2048		350,000	368,999
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%	08/15/2048		188,608	198,213
Extended Stay America Trust, Series 2013-ESH7, Class A17
2.295%	12/05/2031	^	343,000	343,515
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.988%	08/10/2045		246,657	260,366
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/2047		113,200	116,146
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A
5.439%	01/15/2049		394,885	412,440
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.127%	06/15/2029	#^	262,000	260,252
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A
1.894%	07/15/2036	#^	259,000	259,005

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.801%	08/15/2048		$185,000	$195,517
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	211,000	214,290
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A
5.739%	08/12/2043	#	91,780	94,276
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%	12/12/2049		348,195	360,164
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%	12/15/2047		350,000	369,629
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C
4.620%	12/15/2047	#	164,600	161,069

				6,018,684

Non-Agency Mortgage-Backed Securities— 0.5%
Bellemeade Re Ltd., Series 2015-1A, Class M1
2.689%	07/25/2025	#^‡	152,005	151,910
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.194%	08/25/2024	#	250,000	244,689
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
4.744%	10/25/2024	#	250,000	250,631
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
3.944%	09/25/2024	#	250,000	235,102
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
4.944%	10/25/2024	#	250,000	253,113
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
2.794%	12/25/2027	#	525,700	530,585
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
2.844%	03/25/2028	#	310,600	311,376
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class 2M2
4.744%	02/25/2025	#	112,700	112,053
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 2M2
4.194%	05/25/2025	#	165,000	158,358
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2
5.194%	07/25/2025	#	85,000	84,857
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 2M2
5.194%	07/25/2025	#	160,000	160,020
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1
2.966%	11/25/2025	#^‡	74,600	74,600
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1
3.066%	11/25/2025	#^‡	88,812	88,812

				2,656,106

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,744,140)				8,674,790

U.S. TREASURY OBLIGATIONS—84.6%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.216%	02/18/2016		525,000	524,967

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Inflation Protected Securities Bonds—32.7%
U.S. Treasury Bond
3.875%	04/15/2029		‡‡	$5,460,000	$10,944,377
3.625%	04/15/2028			5,163,000	10,110,001
3.375%	04/15/2032			1,708,100	3,152,400
2.500%	01/15/2029			14,880,000	19,873,070
2.375%	01/15/2025 01/15/2027	-		30,869,400	43,991,237
2.125%	02/15/2040 02/15/2041	-		9,240,100	12,018,244
2.000%	01/15/2026			10,631,000	14,357,490
1.750%	01/15/2028			12,923,000	16,293,937
1.375%	02/15/2044			18,141,000	18,890,899
0.750%	02/15/2042 02/15/2045	-		19,135,500	17,597,061
0.625%	02/15/2043			2,829,000	2,480,785

					169,709,501

U.S. Treasury Inflation Protected Securities Notes—51.8%
U.S. Treasury Note
2.500%	07/15/2016			4,034,800	4,848,050
1.875%	07/15/2019			1,400,000	1,672,113
1.375%	07/15/2018 01/15/2020	-		6,364,800	7,365,129
1.250%	07/15/2020			3,895,000	4,478,758
1.125%	01/15/2021			6,300,000	7,149,042
0.625%	07/15/2021 01/15/2024	-		35,137,500	36,911,571
0.375%	07/15/2023 07/15/2025	-		52,691,000	52,438,990
0.250%	01/15/2025			9,605,000	9,285,333
0.125%	04/15/2017 07/15/2024	-		142,731,800	144,456,898

					268,605,884

TOTAL U.S. TREASURY OBLIGATIONS (Cost $449,201,426)					438,840,352

GOVERNMENT RELATED OBLIGATIONS—0.4%
U.S. Government Agencies—0.1%
New Valley Generation I
7.299%	03/15/2019			461,589	513,476

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,294,777

Sovereign Debt—0.1%
Slovenia Government International Bond (Slovenia)
5.250%	02/18/2024			400,000	441,500

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $2,137,817)					2,249,753

ASSET-BACKED SECURITIES—2.6%
Automobiles—1.9%
Ally Master Owner Trust
Series 2015-3, Class A
1.630%	05/15/2020			530,000	530,296
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019			500,000	504,122

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A
2.460%	07/20/2020	^	$500,000	$507,802
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019	^	360,000	362,855
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019	^	527,000	527,666
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.707%	07/15/2020	#^	318,000	317,340
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020		370,000	375,377
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.310%	08/15/2019		530,000	528,979
CarMax Auto Owner Trust Series 2013-4, Class A4
1.280%	05/15/2019		317,000	317,702
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A4
1.310%	05/15/2019	^	370,000	371,318
Drive Auto Receivables Trust Series 2015-DA, Class A2A
1.230%	06/15/2018	^	155,000	155,014
Drive Auto Receivables Trust Series 2015-CA, Class A2A
1.030%	02/15/2018	^	122,000	121,926
Drive Auto Receivables Trust Series 2015-BA, Class A2A
0.930%	12/15/2017	^	177,000	176,877
Enterprise Fleet Financing LLC Series 2015-1, Class A2
1.300%	09/20/2020	^	520,000	519,630
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.890%	09/15/2017		526,000	526,131
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A1
1.980%	01/15/2022		500,000	500,376
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.596%	07/20/2019	#	350,000	347,683
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.680%	12/20/2018		480,000	481,915
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	181,510
Harley-Davidson Motorcycle Trust Series 2015-2, Class A3
1.300%	03/16/2020		527,000	527,570
Harley-Davidson Motorcycle Trust Series 2013-1, Class A4
0.870%	07/15/2019		370,000	369,668
Hertz Vehicle Financing LLC Series 2015-2A, Class A
2.020%	09/25/2019	^‡	154,000	153,967
Hertz Vehicle Financing LLC Series 2013-1A, Class B2
2.480%	08/25/2019	^	158,000	156,476

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.400%	11/15/2018	^	$175,000	$175,346
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	530,729
Santander Drive Auto Receivables Trust Series 2015-4, Class A2A
1.200%	12/17/2018		103,000	102,960
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.020%	08/15/2018	^	242,000	241,984

				9,613,219

Credit Card—0.2%
Barclays Dryrock Issuance Trust Series 2015-2, Class A
1.560%	03/15/2021		158,000	158,823
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.600%	05/17/2021		213,000	214,805
Synchrony Credit Card Master Note Trust Series 2015-3, Class A
1.740%	09/15/2021		103,000	103,216
World Financial Network Credit Card Master Trust Series 2015-B, Class A
2.550%	06/17/2024		168,000	170,730
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.760%	05/17/2021		520,000	525,042

				1,172,616

Home Equity—0.4%
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.874%	11/25/2035	#	530,824	529,585
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
0.634%	05/25/2036	#	1,300,000	1,235,058
Long Beach Mortgage Loan Trust Series 2005-2, Class M4
1.124%	04/25/2035	#	300,000	293,001
Saxon Asset Securities Trust SUB Series 2003-1, Class AF7
4.034%	06/25/2033		83,778	85,026

				2,142,670

Other—0.1%
H/2 Asset Funding Ltd. Series 2015-1
1.861%	06/24/2049	#	207,077	202,529
Macquarie Equipment Funding Trust Series 2014-A, Class A2
0.800%	11/21/2016	^	375,988	376,225
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.214%	12/25/2034	#	28,676	28,764

				607,518

TOTAL ASSET-BACKED SECURITIES
(Cost $13,356,084)				13,536,023

Vantagepoint Inflation Focused Fund
			Notional/ Contracts	Value
PURCHASED OPTIONS—0.1%
Call - U.S. 1 Year Swaption, Expires 01/19/2016, Strike 0.80%			3,400,000	$7,100
Put - U.S. 1 Year Swaption, Expires 06/27/2017, Strike 1.00%			400,000	593
Put - U.S. 1 Year Swaption, Expires 06/24/2016, Strike 1.00%			1,200,000	1,792
Put - U.S. 30 Year Swaption, Expires 12/11/2017, Strike 2.68%			2,000,000	202,024

TOTAL PURCHASED OPTIONS
(Cost $288,328)				211,509

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.2%
Banks—0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
1.044%	10/23/2015
(Cost $999,900)			EUR 1,000,000	999,894

			Shares	Value

MONEY MARKET FUNDS—2.6%
Institutional Money Market Funds—2.6%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	275,000	275,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥	12,066,630	12,066,630
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	224,705	224,705
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	275,000	275,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%		††¥	275,000	275,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%		††¥	275,000	275,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	275,000	275,000

TOTAL MONEY MARKET FUNDS (Cost $13,666,335)				13,666,335

TOTAL INVESTMENTS—100.7% (Cost $533,262,194)				522,358,930
Other assets less liabilities—(0.7%)				(3,875,988)

NET ASSETS—100.0%				$518,482,942

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $10,352,435, which represents 2.0% of Net Assets. The illiquid 144A securities represented 2.0% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $469,289)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
		Shares	Value
PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 8.125% (Cost $1,191,146)	#	44,875	$1,145,659

CONVERTIBLE PREFERRED STOCKS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rex Energy Corp., Perpetual, Series A 6.000% (Cost $396,610)		5,400	180,900

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—91.6%
Aerospace & Defense—0.7%
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^		$900,000	921,375
LMI Aerospace, Inc.
7.375%	07/15/2019			210,000	203,700
Spirit AeroSystems, Inc.
5.250%	03/15/2022			785,000	804,625
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^	EUR	590,000	621,438

					2,551,138

Air Freight & Logistics—0.5%
Air Medical Merger Sub Corp.
6.375%	05/15/2023	^†		$710,000	647,875
XPO Logistics, Inc.
7.875%	09/01/2019	^		410,000	401,288
6.500%	06/15/2022	^		950,000	806,906

					1,856,069

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^		873,213	891,769
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^		820,000	742,100
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021			1,246,205	1,278,917

					2,912,786

Auto Components—1.1%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022			945,000	1,007,606
Grupo Antolin Dutch BV (Netherlands)
4.750%	04/01/2021		EUR	650,000	710,890
Pittsburgh Glass Works LLC
8.000%	11/15/2018	^		$765,000	795,600
Schaeffler Holding Finance BV (Netherlands)
6.750%	11/15/2022	^		580,000	626,400
ZF North America Capital, Inc.
4.500%	04/29/2022	^		625,000	592,969

					3,733,465

Automobiles—0.1%
General Motors Co.
5.200%	04/01/2045			380,000	357,908

Banks—1.6%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^		450,000	447,685

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	$280,000	$285,950
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	269,400
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#	260,000	271,504
BNP Paribas SA, Perpetual Bond (France)
7.375%	12/31/2049	#^	270,000	272,025
CIT Group, Inc.
5.000%	08/15/2022		2,035,000	2,037,544
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	1,000,000	943,750
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	392,575
6.375%	03/30/2025	#	390,000	372,938
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	09/30/2031	#	410,000	512,500

				5,805,871

Beverages—0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	490,000	492,450
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,095,000
4.750%	11/15/2024		140,000	141,750
DS Services of America, Inc.
10.000%	09/01/2021	^	300,000	346,125

				2,075,325

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
7.875%	09/01/2023	^	310,000	298,375

Building Products—1.3%
Brundage-Bone Concrete Pumping, Inc.
10.375%	09/01/2021	^	350,000	355,250
Building Materials Corp. of America
6.750%	05/01/2021	^	900,000	961,875
6.000%	10/15/2025	^	1,475,000	1,497,125
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	357,200
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	228,750
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023		1,000,000	970,000
USG Corp.
5.500%	03/01/2025	^	230,000	230,287

				4,600,487

Capital Markets—1.0%
Argos Merger Sub, Inc.
7.125%	03/15/2023	^	400,000	405,500
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	924,600
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^	1,000,000	1,015,000
Goldman Sachs Group, Inc. (The)
5.150%	05/22/2045		490,000	482,769

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Walter Investment Management Corp.
7.875%	12/15/2021	†		$680,000	$583,950

					3,411,819

Chemicals—1.5%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^†		860,000	791,200
Celanese US Holdings LLC
4.625%	11/15/2022			260,000	246,350
Chemours Co. (The)
6.125%	05/15/2023	^	EUR	845,000	628,367
Eagle Spinco, Inc.
4.625%	02/15/2021			$460,000	391,009
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^		300,000	268,500
Evolution Escrow Issuer LLC
7.500%	03/15/2022	^		365,000	231,775
Hexion, Inc.
8.875%	02/01/2018	†		780,000	627,900
Ineos Finance plc (United Kingdom)
4.000%	05/01/2023	^	EUR	930,000	956,048
PSPC Escrow Corp.
6.000%	02/01/2023	^	EUR	315,000	300,831
6.000%	02/01/2023		EUR	315,000	300,831
Techniplas LLC
10.000%	05/01/2020	^		$170,000	157,250
Tronox Finance LLC
6.375%	08/15/2020			770,000	492,800

					5,392,861

Commercial Services & Supplies—2.7%
ACCO Brands Corp.
6.750%	04/30/2020			1,320,000	1,379,400
ADT Corp. (The)
6.250%	10/15/2021	†		825,000	854,906
Ancestry.com Holdings LLC
9.625%	10/15/2018	^		840,000	834,750
Clean Harbors, Inc.
5.250%	08/01/2020			1,410,000	1,431,150
Covanta Holding Corp.
6.375%	10/01/2022			1,015,000	1,040,375
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^		100,000	91,750
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022		GBP	715,000	1,084,321
Monitronics International, Inc.
9.125%	04/01/2020			$650,000	588,250
TMS International Corp.
7.625%	10/15/2021	^		610,000	570,350
West Corp.
5.375%	07/15/2022	^		1,720,000	1,595,300

					9,470,552

Communications Equipment—0.9%
CommScope Holding Co., Inc.
6.625%	06/01/2020	^		165,000	169,744
CommScope Technologies Finance LLC
6.000%	06/15/2025	^		490,000	471,321
CommScope, Inc.
5.500%	06/15/2024	^		725,000	695,094
5.000%	06/15/2021	^		695,000	681,968
4.375%	06/15/2020	^		70,000	69,650

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
ViaSat, Inc.
6.875%	06/15/2020			$1,000,000	$1,051,250

					3,139,027

Construction & Engineering—0.3%
AECOM
5.875%	10/15/2024	^		210,000	212,100
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	^		1,000,000	850,000

					1,062,100

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
6.125%	05/05/2025	^†		300,000	273,750

Consumer Finance—2.1%
Ally Financial, Inc.
8.000%	11/01/2031			200,000	232,438
7.500%	09/15/2020			799,000	908,863
5.125%	09/30/2024			395,000	391,544
4.625%	05/19/2022			235,000	231,475
4.625%	03/30/2025			575,000	544,812
4.125%	02/13/2022			1,665,000	1,608,806
Navient Corp.
5.875%	03/25/2021			500,000	421,875
5.875%	10/25/2024			70,000	55,125
5.000%	10/26/2020			385,000	323,708
Navient Corp. MTN
5.500%	01/15/2019			190,000	177,056
4.875%	06/17/2019			2,645,000	2,413,563

					7,309,265

Containers & Packaging—2.6%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.337%	12/15/2019	#^		1,000,000	967,500
4.250%	01/15/2022		EUR	685,000	753,938
Ball Corp.
5.250%	07/01/2025	†		$610,000	603,516
Berry Plastics Corp.
5.500%	05/15/2022			1,040,000	1,012,700
BWAY Holding Co.
9.125%	08/15/2021	^		400,000	388,000
Cascades, Inc. (Canada)
5.500%	07/15/2022	^		1,290,000	1,230,337
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^		580,000	552,450
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^	EUR	440,000	501,563
Pactiv LLC
8.375%	04/15/2027			$1,300,000	1,235,000
Plastipak Holdings, Inc.
6.500%	10/01/2021	^		785,000	753,600
Sealed Air Corp.
4.500%	09/15/2023	^	EUR	635,000	721,966
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^	EUR	330,000	378,882

					9,099,452

Distributors—0.4%
American Builders & Contractors Supply Co., Inc.
5.625%	04/15/2021	^		$750,000	738,750

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR	500,000	$531,329

					1,270,079

Diversified Consumer Services—0.4%
Modular Space Corp.
10.250%	01/31/2019	^		$616,000	431,200
Service Corp. International
5.375%	01/15/2022			470,000	486,450
5.375%	05/15/2024			510,000	533,588

					1,451,238

Diversified Financial Services—2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021			750,000	766,875
4.625%	07/01/2022			500,000	499,375
4.500%	05/15/2021			2,000,000	2,002,500
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^		580,000	411,800
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^		790,000	823,180
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^		1,700,000	1,802,000
Quicken Loans, Inc.
5.750%	05/01/2025	^		1,010,000	951,925
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^		320,000	253,600

					7,511,255

Diversified Telecommunication Services—6.0%
Altice Financing SA (Luxembourg)
6.625%	02/15/2023	^†		1,690,000	1,629,794
5.250%	02/15/2023	^	EUR	270,000	297,827
Altice SA (Luxembourg)
7.625%	02/15/2025	^	EUR	200,000	177,125
7.250%	05/15/2022		EUR	690,000	729,564
CenturyLink, Inc.
5.625%	04/01/2025	^		$860,000	686,925
CenturyLink, Inc., Series T
5.800%	03/15/2022			160,000	137,400
CenturyLink, Inc., Series V
5.625%	04/01/2020			1,000,000	934,370
Frontier Communications Corp.
11.000%	09/15/2025	^		580,000	562,600
10.500%	09/15/2022	^		765,000	747,788
7.625%	04/15/2024			490,000	411,600
7.125%	01/15/2023			345,000	285,280
6.875%	01/15/2025			185,000	146,844
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021	†		2,565,000	2,375,831
Intelsat Luxembourg SA (Luxembourg)
8.125%	06/01/2023	†		510,000	334,050
Level 3 Financing, Inc.
5.125%	05/01/2023	^		490,000	469,175
6.125%	01/15/2021			1,875,000	1,932,206
5.625%	02/01/2023	†		1,000,000	986,250
5.375%	08/15/2022			275,000	268,469
Neptune Finco Corp.
6.625%	10/15/2025	^		610,000	614,575

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Oi SA (Brazil)
5.750%	02/10/2022	^		$1,400,000	$665,000
Sprint Capital Corp.
8.750%	03/15/2032			750,000	585,000
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022		EUR	630,000	747,960
UPCB Finance IV Ltd. (Cayman Islands)
5.375%	01/15/2025	^		$910,000	859,950
Virgin Media Finance plc (United Kingdom)
6.375%	04/15/2023	^	GBP	560,000	559,300
6.000%	10/15/2024	^	GBP	680,000	657,050
7.000%	04/15/2023		GBP	765,000	1,200,876
4.875%	02/15/2022		GBP	500,000	455,000
Wind Acquisition Finance SA (Luxembourg)
7.000%	04/23/2021		EUR	1,020,000	1,139,748
Windstream Services LLC
7.750%	10/01/2021			$20,000	15,600
7.500%	04/01/2023	†		1,000,000	745,000

					21,358,157

Electric Utilities—0.6%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028			1,948,589	2,016,789

Electronic Equipment, Instruments & Components—0.6%
Sanmina Corp.
4.375%	06/01/2019	^		2,200,000	2,216,500

Energy Equipment & Services—1.5%
Atwood Oceanics, Inc.
6.500%	02/01/2020			290,000	234,175
CGG SA (France)
6.875%	01/15/2022			200,000	112,000
6.500%	06/01/2021			800,000	461,600
Forum Energy Technologies, Inc.
6.250%	10/01/2021			725,000	612,625
FTS International, Inc.
6.250%	05/01/2022			520,000	163,800
Hercules Offshore, Inc.
10.250%	04/01/2019	^Δ		770,000	165,550
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^		1,500,000	1,080,000
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^		500,000	342,500
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^		1,285,000	179,900
PHI, Inc.
5.250%	03/15/2019			760,000	657,400
Precision Drilling Corp. (Canada)
6.500%	12/15/2021			450,000	384,750
Seventy Seven Energy, Inc.
6.500%	07/15/2022			400,000	158,000
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^†		1,000,000	785,000

					5,337,300

Food & Staples Retailing—0.7%
Beverages & More, Inc.
10.000%	11/15/2018	^		790,000	761,362
Ingles Markets, Inc.
5.750%	06/15/2023			1,060,000	1,094,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Rite Aid Corp.
6.125%	04/01/2023	^		$475,000	$473,219

					2,329,031

Food Products—2.6%
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^	EUR	830,000	865,313
EWOS Holding AS (Norway)
6.750%	11/01/2020		EUR	695,000	837,377
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^		$1,320,000	1,376,100
Kraft Heinz Foods Co.
7.125%	08/01/2039	^		240,000	302,789
4.875%	02/15/2025	^		257,000	274,540
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^		1,100,000	1,083,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021			1,085,000	1,068,725
Post Holdings, Inc.
7.750%	03/15/2024	^		230,000	236,325
6.000%	12/15/2022	^†		735,000	707,437
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020		GBP	100,000	152,907
R&R Pik plc (United Kingdom)
9.250%	05/15/2018		EUR	1,060,000	1,201,766
Simmons Foods, Inc.
7.875%	10/01/2021	^		$990,000	916,988

					9,023,767

Gas Utilities—0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.750%	03/01/2025			165,000	157,163
5.500%	06/01/2024			2,375,000	2,208,750

					2,365,913

Health Care Equipment & Supplies—1.3%
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^		1,320,000	1,301,850
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^		1,340,000	1,309,850
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^		1,235,000	1,196,406
5.625%	10/15/2023	^		955,000	870,244

					4,678,350

Health Care Providers & Services—6.8%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023	^		130,000	130,975
5.625%	02/15/2023			830,000	836,225
5.125%	07/01/2022			1,250,000	1,234,375
Amsurg Corp.
5.625%	07/15/2022			905,000	907,262
BioScrip, Inc.
8.875%	02/15/2021			500,000	386,875
CHS/Community Health Systems, Inc.
6.875%	02/01/2022	†		2,125,000	2,175,384
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022			970,000	1,012,437
5.125%	07/15/2024			25,000	24,597
5.000%	05/01/2025			565,000	543,813
Envision Healthcare Corp.
5.125%	07/01/2022	^		1,150,000	1,150,000

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
ExamWorks Group, Inc.
5.625%	04/15/2023			$1,260,000	$1,282,050
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^		700,000	754,250
4.750%	10/15/2024	^		250,000	248,125
HCA Holdings, Inc.
6.250%	02/15/2021			1,000,000	1,067,500
HCA, Inc.
7.500%	02/15/2022			280,000	317,100
5.375%	02/01/2025			3,115,000	3,091,637
HealthSouth Corp.
5.750%	11/01/2024	^		245,000	242,550
5.125%	03/15/2023			1,255,000	1,212,644
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020		EUR	465,000	550,611
HomeVi SAS (France)
6.875%	08/15/2021		EUR	730,000	845,230
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019			$670,000	690,938
Kindred Healthcare, Inc.
8.750%	01/15/2023	^		350,000	380,625
LifePoint Health, Inc.
5.500%	12/01/2021			1,035,000	1,047,937
MedImpact Holdings, Inc.
10.500%	02/01/2018	^		220,000	232,925
Tenet Healthcare Corp.
8.125%	04/01/2022			1,050,000	1,118,670
8.000%	08/01/2020			650,000	672,750
6.750%	06/15/2023			1,170,000	1,167,075
4.500%	04/01/2021			60,000	59,325
Universal Hospital Services, Inc.
7.625%	08/15/2020			900,000	848,250

					24,232,135

Health Care Technology—0.2%
IMS Health, Inc.
4.125%	04/01/2023	^	EUR	555,000	596,399

Hotels, Restaurants & Leisure—4.8%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^		$630,000	641,025
4.625%	01/15/2022	^		1,266,000	1,240,933
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020	†		790,000	754,450
Carrols Restaurant Group, Inc.
8.000%	05/01/2022			370,000	391,275
CEC Entertainment, Inc.
8.000%	02/15/2022			300,000	297,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024			910,000	916,825
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^		479,000	474,210
Churchill Downs, Inc.
5.375%	12/15/2021			1,705,000	1,730,575
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^		320,000	335,200
ESH Hospitality, Inc.
5.250%	05/01/2025	^		490,000	483,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	$370,000	$381,100
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021		750,000	778,125
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	256,875
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	455,813
MCE Finance Ltd. (Cayman Islands)
5.000%	02/15/2021	^†	1,250,000	1,106,250
MGM Resorts International
6.625%	12/15/2021		500,000	515,000
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	580,000	594,140
Pinnacle Entertainment, Inc.
7.750%	04/01/2022		1,020,000	1,122,000
Scientific Games International, Inc.
7.000%	01/01/2022	^	605,000	598,950
6.250%	09/01/2020	†	1,550,000	1,119,875
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	1,780,000	1,788,900
Speedway Motorsports, Inc.
5.125%	02/01/2023		400,000	394,000
Viking Cruises Ltd. (Bermuda)
6.250%	05/15/2025	^	520,000	510,900

				16,887,296

Household Durables—1.4%
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^	610,000	626,775
5.875%	04/01/2023	^	300,000	308,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^	150,000	150,750
5.250%	04/15/2021	^	500,000	500,000
Tempur Sealy International, Inc.
5.625%	10/15/2023	^†	300,000	302,625
6.875%	12/15/2020		955,000	1,014,688
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	216,600
William Lyon Homes, Inc.
7.000%	08/15/2022	^	800,000	826,000
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	1,080,000	999,000

				4,944,688

Household Products—1.0%
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	711,563
Energizer Holdings, Inc.
5.500%	06/15/2025	^	745,000	727,306
Kronos Acquisition Holdings, Inc.
9.000%	08/15/2023	^	150,000	135,000
Spectrum Brands, Inc.
5.750%	07/15/2025	^	520,000	533,000
6.625%	11/15/2022		1,385,000	1,471,562
Sun Products Corp. (The)
7.750%	03/15/2021	^	110,000	94,325

				3,672,756

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Independent Power and Renewable Electricity Producers—2.2%
AES Corp.
5.500%	03/15/2024		$860,000	$766,690
Calpine Corp.
5.500%	02/01/2024		835,000	780,725
Dynegy, Inc.
7.625%	11/01/2024		280,000	284,200
6.750%	11/01/2019	†	1,000,000	1,007,500
NRG Energy, Inc.
6.625%	03/15/2023		500,000	462,500
6.250%	07/15/2022		1,750,000	1,601,250
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	505,000
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	624,400
Talen Energy Supply LLC
4.625%	07/15/2019	^	620,000	567,300
Terraform Power Operating LLC
5.875%	02/01/2023	^	1,280,000	1,136,000

				7,735,565

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	362,950

Insurance—0.8%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	641,813
4.500%	05/30/2020		130,000	132,925
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	490,000	512,050
Genworth Holdings, Inc.
7.700%	06/15/2020		350,000	354,375
4.900%	08/15/2023		210,000	164,325
HUB International Ltd.
7.875%	10/01/2021	^	950,000	909,625

				2,715,113

Internet & Catalog Retail—0.3%
Netflix, Inc.
5.875%	02/15/2025	^	700,000	722,750
5.500%	02/15/2022	^	190,000	192,850

				915,600

Internet Software & Services—0.3%
Ancestry.com, Inc.
11.000%	12/15/2020		10,000	11,000
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	980,000	953,050

				964,050

IT Services—1.3%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	990,000	598,950
First Data Corp.
8.250%	01/15/2021	^	1,525,000	1,586,000
6.750%	11/01/2020	^	1,155,000	1,209,862
5.375%	08/15/2023	^	200,000	198,500
11.250%	01/15/2021		940,000	1,029,300

				4,622,612

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Leisure Products—0.3%
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020		EUR	650,000	$745,492
Vista Outdoor, Inc.
5.875%	10/01/2023	^		$440,000	448,800

					1,194,292

Machinery—0.9%
Apex Tool Group LLC
7.000%	02/01/2021	^		1,185,000	977,625
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^		1,235,000	1,191,775
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^		1,095,000	1,122,375

					3,291,775

Marine—0.1%
CMA CGM SA (France)
7.750%	01/15/2021	^	EUR	420,000	428,478

Media—6.5%
AMC Entertainment, Inc.
5.750%	06/15/2025			$250,000	243,750
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020		GBP	480,000	788,494
Cablevision Systems Corp.
5.875%	09/15/2022	†		$420,000	319,200
Carmike Cinemas, Inc.
6.000%	06/15/2023	^		210,000	212,625
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%	05/01/2025	^		190,000	173,612
5.125%	05/01/2023	^		700,000	647,080
6.500%	04/30/2021			650,000	654,469
CCO Safari II LLC
6.484%	10/23/2045	^		300,000	303,452
4.908%	07/23/2025	^		1,230,000	1,225,987
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%	12/15/2021	^		915,000	809,203
CSC Holdings LLC
6.750%	11/15/2021			355,000	318,612
5.250%	06/01/2024			770,000	609,263
DISH DBS Corp.
7.875%	09/01/2019			410,000	430,840
6.750%	06/01/2021			30,000	28,969
5.875%	07/15/2022			2,890,000	2,564,875
Gibson Brands, Inc.
8.875%	08/01/2018	^		600,000	532,500
iHeartCommunications, Inc.
14.000%	02/01/2021			940,000	394,213
Lamar Media Corp.
5.000%	05/01/2023			240,000	237,600
LGE HoldCo VI BV (Netherlands)
7.125%	05/15/2024		EUR	100,000	120,047
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021			$850,000	810,687
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	^		1,372,353	1,132,191
Numericable-SFR (France)
6.000%	05/15/2022	^	EUR	880,000	850,300
5.625%	05/15/2024		EUR	1,170,000	1,299,775

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Sinclair Television Group, Inc.
5.375%	04/01/2021			$915,000	$897,844
Time Warner Cable, Inc.
7.300%	07/01/2038			280,000	294,096
Time, Inc.
5.750%	04/15/2022	^		1,605,000	1,504,688
Tribune Media Co.
5.875%	07/15/2022	^		280,000	272,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.750%	01/15/2023		EUR	216,000	254,013
5.625%	04/15/2023		EUR	558,000	654,154
Univision Communications, Inc.
6.750%	09/15/2022	^		$716,000	743,745
5.125%	02/15/2025	^		600,000	564,000
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020		GBP	680,000	1,078,149
WMG Acquisition Corp.
5.625%	04/15/2022	^		$1,615,000	1,570,588
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^	EUR	625,000	633,775

					23,175,096

Metals & Mining—2.2%
ArcelorMittal (Luxembourg)
6.250%	03/01/2021			$250,000	226,405
6.125%	06/01/2025			460,000	373,750
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^†		525,000	384,562
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^†		615,000	544,275
Coeur Mining, Inc.
7.875%	02/01/2021	†		420,000	254,100
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^		770,000	677,600
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^		1,045,000	650,512
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^†		890,000	831,038
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020			605,000	486,269
Novelis, Inc. (Canada)
8.750%	12/15/2020			970,000	938,669
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.000%	10/15/2017			500,000	447,500
Steel Dynamics, Inc.
5.500%	10/01/2024			285,000	262,022
5.125%	10/01/2021			505,000	481,012
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^		1,250,000	1,112,250
Thompson Creek Metals Co., Inc. (Canada)
12.500%	05/01/2019			370,000	198,413

					7,868,377

Multiline Retail—0.9%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^		340,000	353,600
Family Tree Escrow LLC
5.750%	03/01/2023	^		710,000	740,175
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^		920,000	952,200

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
8.000%	10/15/2021	^†	$1,000,000	$1,035,000

				3,080,975

Oil, Gas & Consumable Fuels—10.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.000%	06/15/2020	^†	410,000	371,050
Antero Resources Corp.
5.375%	11/01/2021		900,000	796,500
5.125%	12/01/2022		150,000	129,750
Approach Resources, Inc.
7.000%	06/15/2021		310,000	187,550
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	860,000	688,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	520,000	496,600
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
8.625%	10/15/2020		300,000	133,500
7.875%	04/15/2022		110,000	39,875
California Resources Corp.
6.000%	11/15/2024	†	800,000	479,500
5.500%	09/15/2021	†	895,000	550,425
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021		940,000	850,700
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	310,200
6.250%	04/15/2023		205,000	179,518
Chesapeake Energy Corp.
7.250%	12/15/2018		940,000	782,550
4.875%	04/15/2022	†	750,000	493,125
3.539%	04/15/2019	#	810,000	577,125
CITGO Petroleum Corp.
6.250%	08/15/2022	^	960,000	921,600
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024	†	880,000	488,400
Comstock Resources, Inc.
7.750%	04/01/2019		230,000	58,650
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	364,450
Denbury Resources, Inc.
5.500%	05/01/2022		905,000	543,000
Energy XXI Gulf Coast, Inc.
11.000%	03/15/2020	^	620,000	294,500
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%	05/01/2020		180,000	155,700
6.375%	06/15/2023		540,000	401,285
EV Energy Partners LP / EV Energy Finance Corp.
8.000%	04/15/2019		240,000	164,400
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%	08/15/2021	^†	380,000	300,238
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	292,050
Gulfport Energy Corp.
6.625%	05/01/2023	^	865,000	800,125
7.750%	11/01/2020		150,000	148,125
Halcon Resources Corp.
8.625%	02/01/2020	^†	460,000	384,100
9.750%	07/15/2020		40,000	13,800
8.875%	05/15/2021	†	1,150,000	350,750

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		$840,000	$671,479
Laredo Petroleum, Inc.
6.250%	03/15/2023		80,000	73,200
5.625%	01/15/2022		695,000	625,500
Linn Energy LLC/Linn Energy Finance Corp.
6.500%	05/15/2019	†	30,000	8,400
6.500%	09/15/2021		270,000	57,375
6.250%	11/01/2019		3,755,000	976,300
Magnum Hunter Resources Corp.
9.750%	05/15/2020	†	1,040,000	473,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%	12/01/2024		780,000	717,600
4.875%	06/01/2025		580,000	534,934
Matador Resources Co.
6.875%	04/15/2023	^	410,000	395,650
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	10,000	8,000
6.500%	03/15/2021	^	190,000	156,750
Murphy Oil USA, Inc.
6.000%	08/15/2023		310,000	318,525
Murray Energy Corp.
11.250%	04/15/2021	^	1,140,000	604,200
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,315,000	927,075
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	928,750
NGPL PipeCo LLC
7.119%	12/15/2017	^	240,000	229,200
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	925,000	737,503
6.875%	01/15/2023		1,060,000	826,800
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^†	580,000	565,500
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	173,475
QEP Resources, Inc.
5.375%	10/01/2022		540,000	461,700
Range Resources Corp.
4.875%	05/15/2025	^	830,000	742,850
5.750%	06/01/2021		1,750,000	1,658,125
Rice Energy, Inc.
7.250%	05/01/2023	^	310,000	292,175
6.250%	05/01/2022		580,000	520,190
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	243,750
6.875%	04/15/2040	^	668,000	626,250
5.625%	04/15/2020	^	530,000	516,750
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023	^	380,000	332,500
RSP Permian, Inc.
6.625%	10/01/2022	^	450,000	434,250
Sabine Pass Liquefaction LLC
5.625%	03/01/2025	^	125,000	110,625
5.625%	04/15/2023		930,000	830,025
Samson Investment Co.
9.750%	02/15/2020	Δ	850,000	14,875
Sanchez Energy Corp.
7.750%	06/15/2021	†	820,000	610,900
6.125%	01/15/2023	†	280,000	189,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SM Energy Co.
5.625%	06/01/2025		$670,000	$577,875
Southern Star Central Corp.
5.125%	07/15/2022	^	865,000	834,725
Stone Energy Corp.
7.500%	11/15/2022		495,000	309,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%	03/15/2024	^	890,000	851,063
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	280,000	240,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%	10/15/2019	^	705,000	694,425
Triangle USA Petroleum Corp.
6.750%	07/15/2022	^	240,000	102,000
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^	855,000	491,625
5.750%	12/15/2018	^	600,000	435,000
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%	04/01/2020		330,000	202,125
Whiting Petroleum Corp.
6.250%	04/01/2023		535,000	465,450
5.750%	03/15/2021		350,000	304,675
WPX Energy, Inc.
8.250%	08/01/2023	†	250,000	227,500
7.500%	08/01/2020	†	40,000	36,800
6.000%	01/15/2022		200,000	173,000

				36,286,610

Paper & Forest Products—0.1%
Resolute Forest Products, Inc.
5.875%	05/15/2023		310,000	232,500
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%	01/15/2019	†	180,000	37,400

				269,900

Personal Products—1.0%
First Quality Finance Co., Inc.
4.625%	05/15/2021	^	960,000	897,600
NBTY, Inc.
9.000%	10/01/2018		900,000	922,500
Prestige Brands, Inc.
5.375%	12/15/2021	^	1,740,000	1,705,200

				3,525,300

Pharmaceuticals—3.1%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	645,000	646,209
Concordia Healthcare Corp. (Canada)
7.000%	04/15/2023	^	300,000	263,250
DPx Holdings BV (Netherlands)
7.500%	02/01/2022	^	500,000	506,875
Endo Finance LLC
5.750%	01/15/2022	^	1,225,000	1,215,813
Endo Finance LLC/Endo Finco, Inc.
5.375%	01/15/2023	^	145,000	139,744
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%	07/15/2023	^	220,000	217,800
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	440,000	436,427
5.250%	04/01/2022		400,000	396,752
JLL/Delta Dutch Pledgeco BV (Netherlands)
8.750%	05/01/2020	^	1,280,000	1,296,000

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Valeant Pharmaceuticals International, Inc.
6.750%	08/15/2021	^	$1,385,000	$1,402,313
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	890,000	849,950
5.875%	05/15/2023	^	1,265,000	1,212,028
5.625%	12/01/2021	^	845,000	804,862
5.500%	03/01/2023	^	985,000	938,213
5.375%	03/15/2020	^	830,000	808,731

				11,134,967

Professional Services—0.2%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%	08/01/2023	^	860,000	838,500

Real Estate Investment Trusts (REITs)—1.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%	10/15/2023		680,000	584,800
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021		840,000	861,000
Equinix, Inc.
5.750%	01/01/2025		350,000	349,125
5.375%	01/01/2022		340,000	340,000
GEO Group, Inc. (The)
5.875%	10/15/2024		440,000	446,600
Iron Mountain, Inc.
6.000%	10/01/2020	^	870,000	880,614

				3,462,139

Real Estate Management & Development—0.6%
CBRE Services, Inc.
5.250%	03/15/2025		910,000	924,235
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^	550,000	577,500
Howard Hughes Corp. (The)
6.875%	10/01/2021	^	770,000	786,093

				2,287,828

Road & Rail—1.3%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	1,805,000	1,895,250
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	430,000	422,475
Jack Cooper Holdings Corp.
10.250%	06/01/2020	^	750,000	678,750
OPE KAG Finance Sub, Inc.
7.875%	07/31/2023	^	710,000	722,425
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	900,000	895,500

				4,614,400

Semiconductors & Semiconductor Equipment—0.3%
Micron Technology, Inc.
5.250%	08/01/2023	^	360,000	332,028
5.500%	02/01/2025		270,000	248,400
NXP BV/NXP Funding LLC (Netherlands)
4.625%	06/15/2022	^	560,000	557,200

				1,137,628

Software—1.0%
Activision Blizzard, Inc.
5.625%	09/15/2021	^	440,000	464,200

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Audatex North America, Inc.
6.000%	06/15/2021	^	$1,155,000	$1,161,630
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		590,000	600,325
Open Text Corp. (Canada)
5.625%	01/15/2023	^	585,000	581,709
SS&C Technologies Holdings, Inc.
5.875%	07/15/2023	^	745,000	759,900

				3,567,764

Specialty Retail—2.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,297,800
6.750%	05/20/2020		145,000	147,537
DBP Holding Corp.
7.750%	10/15/2020	^	1,275,000	879,750
GameStop Corp.
5.500%	10/01/2019	^	330,000	341,237
Guitar Center, Inc.
9.625%	04/15/2020	^†	1,060,000	895,700
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022		695,000	719,415
Michaels Stores, Inc.
5.875%	12/15/2020	^	1,250,000	1,309,375
Party City Holdings, Inc.
6.125%	08/15/2023	^	695,000	703,688
Pendragon plc (United Kingdom)
6.875%	05/01/2020		GBP 550,000	873,405
Rent-A-Center, Inc.
6.625%	11/15/2020	†	$845,000	832,325
4.750%	05/01/2021		180,000	153,900
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		1,310,000	1,372,225

				9,526,357

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp.
5.875%	12/15/2021		990,000	973,913

Textiles, Apparel & Luxury Goods—0.4%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^	260,000	245,700
Levi Strauss & Co.
5.000%	05/01/2025		450,000	443,250
William Carter Co. (The)
5.250%	08/15/2021		500,000	517,500
Wolverine World Wide, Inc.
6.125%	10/15/2020		245,000	255,719

				1,462,169

Tobacco—0.1%
Alliance One International, Inc.
9.875%	07/15/2021	†	600,000	515,250

Trading Companies & Distributors—1.4%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,725,000	1,755,187
H&E Equipment Services, Inc.
7.000%	09/01/2022	†	1,000,000	975,000
United Rentals North America, Inc.
6.125%	06/15/2023		1,910,000	1,913,581

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
WESCO Distribution, Inc.
5.375%	12/15/2021		$470,000	$451,788

				5,095,556

Transportation Infrastructure—0.1%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^	GBP 275,000	422,683

Wireless Telecommunication Services—2.8%
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^	EUR 430,000	428,938
3.625%	05/01/2022	^	CHF 150,000	135,056
Sprint Communications, Inc.
8.375%	08/15/2017		$1,750,000	1,750,000
Sprint Corp.
7.625%	02/15/2025		460,000	357,363
7.250%	09/15/2021		5,305,000	4,356,731
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,507,500
6.464%	04/28/2019		500,000	510,000
6.000%	03/01/2023		240,000	232,200
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^	700,000	640,585

				9,918,373

TOTAL CORPORATE OBLIGATIONS (Cost $359,903,950)				324,636,123

FLOATING RATE LOANS—0.6%**
FMG Resources PTY Ltd. Loan
3.750%	06/30/2019	#	89,771	73,646
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/25/2022	#	389,025	369,574
Murray Energy Corporation, 1st Lien Term Loan B2
7.500%	04/16/2020	#	977,550	763,848
Panda Temple Power LLC, Term Loan
7.250%	03/06/2022	#	447,750	414,168
TPF II LC LLC, Term Loan B
5.500%	09/24/2021	#	601,542	602,234

TOTAL FLOATING RATE LOANS (Cost $2,445,959)				2,223,470

MORTGAGE-BACKED SECURITIES—2.7%
Commercial Mortgage-Backed Securities— 0.2%
COMM Mortgage Trust, Series 2015-LC21, Class E
3.250%	07/10/2048	^	300,000	190,899
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class D
4.273%	08/15/2048	#	210,000	171,768
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.773%	08/15/2048	#^	200,000	149,789
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%	05/15/2048	^	300,000	186,527
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class D
4.620%	12/15/2047	#	200,000	170,457

				869,440

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Non-Agency Mortgage-Backed Securities— 2.5%
CSMC, Series 2015-8R, Class A1
4.500%	06/27/2036	^	$689,999	$689,109
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
4.944%	10/25/2024	#	2,500,000	2,531,125
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B
0.424%	10/26/2046	#^	160,000	104,813
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B
0.448%	07/26/2045	#^	3,740,000	1,836,312
Nomura Resecuritization Trust, Series 2015-6R, Class A5
0.389%	05/26/2046	#^	2,380,000	1,450,447
Reperforming Loan REMIC Trust, Series 2005-R2, Class A3
8.000%	06/25/2035	^	1,253,628	1,329,855
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1C3
0.674%	11/25/2045	#	1,546,371	907,041

				8,848,702

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,815,252)				9,718,142

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.6%
Bayview Financial Asset Trust Series 2007-SR1A, Class M3
1.344%	03/25/2037	#^‡	1,429,245	1,142,767
Bayview Financial Asset Trust Series 2007-SR1A, Class M1
0.994%	03/25/2037	#^‡	616,962	527,108
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.484%	12/25/2035	#	519,652	467,581

				2,137,456

Student Loan—0.3%
Nelnet Student Loan Trust Series 2008-3, Class A4
1.979%	11/25/2024	#	450,000	452,106
Nelnet Student Loan Trust Series 2005-4, Class A4
0.499%	03/22/2032	#	311,000	281,063
SLM Student Loan Trust 2008-5 Series 2008-5
1.995%	07/25/2023	#	440,000	442,375

				1,175,544

TOTAL ASSET-BACKED SECURITIES (Cost $3,249,362)				3,313,000

			Shares	Value
MONEY MARKET FUNDS—9.1%
Institutional Money Market Funds—9.1%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	4,075,000	4,075,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥	7,654,046	7,654,046
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	4,070,753	4,070,753

Vantagepoint High Yield Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	4,075,000	$4,075,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	4,075,000	4,075,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	4,075,000	4,075,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	4,075,000	4,075,000

TOTAL MONEY MARKET FUNDS (Cost $32,099,799)			32,099,799

TOTAL INVESTMENTS—105.3% (Cost $409,102,078)			373,317,093
Other assets less liabilities—(5.3%)			(18,894,368)

NET ASSETS—100.0%			$354,422,725

Legend to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $165,352,556, which represents 46.7% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,669,875)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—2.0%
Boeing Co. (The)		69,000	$9,035,550
BWX Technologies, Inc.		17,800	469,208
General Dynamics Corp.		3,520	485,584
Honeywell International, Inc.		43,900	4,156,891
L-3 Communications Holdings, Inc.		4,400	459,888
Lockheed Martin Corp.		2,200	456,082
Northrop Grumman Corp.		2,700	448,065
Orbital ATK, Inc.		6,000	431,220
Precision Castparts Corp.		2,000	459,420
Raytheon Co.		4,300	469,818
Spirit AeroSystems Holdings, Inc., Class A	*	8,865	428,534
Textron, Inc.		11,000	414,040
Triumph Group, Inc.		10,125	426,060
United Technologies Corp.		233,860	20,811,201

			38,951,561

Air Freight & Logistics—1.9%
FedEx Corp.		198,180	28,533,956
United Parcel Service, Inc., Class B		83,700	8,260,353

			36,794,309

Airlines—0.0%
Copa Holdings SA, Class A (Panama)	†	10,215	428,315
JetBlue Airways Corp.	*	16,900	435,513

			863,828

Auto Components—0.3%
Gentex Corp.		29,220	452,910
Goodyear Tire & Rubber Co. (The)		16,000	469,280
Johnson Controls, Inc.		128,800	5,327,168
Lear Corp.		4,315	469,386

			6,718,744

Automobiles—0.4%
Ford Motor Co.		265,005	3,596,118
General Motors Co.		143,272	4,301,025
Harley-Davidson, Inc.		8,800	483,120

			8,380,263

Banks—8.6%
Associated Banc-Corp		24,000	431,280
Bank of America Corp.		827,916	12,898,931
Bank of Hawaii Corp.		7,600	482,524
BankUnited, Inc.		12,500	446,875
BB&T Corp.		12,100	430,760
BOK Financial Corp.	†	7,070	457,500
CIT Group, Inc.		10,655	426,520
Citigroup, Inc.		289,125	14,343,491
Citizens Financial Group, Inc.		18,200	434,252
City National Corp./California		5,500	484,330
Comerica, Inc.		11,000	452,100
Commerce Bancshares, Inc./Missouri		10,570	481,569
Cullen/Frost Bankers, Inc.		7,200	457,776
East West Bancorp, Inc.		10,900	418,778
Fifth Third Bancorp		23,600	446,276
First Horizon National Corp.		32,800	465,104
First Niagara Financial Group, Inc.		43,800	447,198
First Republic Bank/California		7,200	451,944
Huntington Bancshares, Inc./Ohio		43,700	463,220
JPMorgan Chase & Co.		691,780	42,177,826
KeyCorp		32,600	424,126
M&T Bank Corp.		63,320	7,721,874
PacWest Bancorp		10,427	446,380

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
People’s United Financial, Inc.		30,200	$475,046
PNC Financial Services Group, Inc. (The)		248,385	22,155,942
Popular, Inc. (Puerto Rico)		15,860	479,448
Regions Financial Corp.		47,600	428,876
Royal Bank of Scotland Group plc (United Kingdom)	*	636,803	3,038,251
Signature Bank/New York	*	3,200	440,192
SunTrust Banks, Inc.		141,000	5,391,840
SVB Financial Group	*	3,800	439,052
Synovus Financial Corp.		15,985	473,156
TCF Financial Corp.		29,300	444,188
U.S. Bancorp		291,000	11,933,910
Wells Fargo & Co.		715,120	36,721,412
Zions Bancorporation		16,100	443,394

			168,555,341

Beverages—0.9%
Anheuser-Busch InBev SA NV ADR (Belgium)		55,270	5,876,306
Brown-Forman Corp., Class A	†	4,000	427,960
Brown-Forman Corp., Class B		4,600	445,740
Diageo plc ADR (United Kingdom)		29,550	3,185,194
Molson Coors Brewing Co., Class B		5,480	454,950
PepsiCo, Inc.		66,200	6,242,660

			16,632,810

Biotechnology—0.7%
Alkermes plc (Ireland)	*	6,780	397,782
Alnylam Pharmaceuticals, Inc.	*	4,810	386,532
Amgen, Inc.		39,700	5,491,304
Baxalta, Inc.		91,485	2,882,692
Gilead Sciences, Inc.		48,030	4,716,066

			13,874,376

Building Products—0.7%
Armstrong World Industries, Inc.	*	8,600	410,564
Fortune Brands Home & Security, Inc.		184,330	8,750,145
Masco Corp.		90,400	2,276,272
Owens Corning, Inc.		10,020	419,938
USG Corp.	*	102,800	2,736,536

			14,593,455

Capital Markets—3.2%
Ameriprise Financial, Inc.		61,430	6,703,856
Bank of New York Mellon Corp. (The)		81,600	3,194,640
BlackRock, Inc.		29,635	8,815,524
Charles Schwab Corp. (The)		15,600	445,536
E*TRADE Financial Corp.	*	16,285	428,784
Franklin Resources, Inc.		330,150	12,301,389
Goldman Sachs Group, Inc. (The)		38,940	6,766,214
Interactive Brokers Group, Inc., Class A		11,390	449,563
Invesco Ltd.		162,200	5,065,506
Legg Mason, Inc.		10,730	446,475
Morgan Stanley		13,900	437,850
Northern Trust Corp.		126,500	8,622,240
Och-Ziff Capital Management Group LLC, Class A		142,300	1,242,279
Raymond James Financial, Inc.		9,100	451,633
State Street Corp.		79,600	5,349,916
TD Ameritrade Holding Corp.		13,725	437,004

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Waddell & Reed Financial, Inc., Class A		12,700	$441,579

			61,599,988

Chemicals—2.2%
Air Products & Chemicals, Inc.		3,520	449,082
Airgas, Inc.		4,700	419,851
Albemarle Corp.		9,903	436,722
Ashland, Inc.		4,120	414,554
Cabot Corp.		14,000	441,840
Celanese Corp., Series A		7,095	419,811
Chemours Co. (The)		56,403	364,928
Cytec Industries, Inc.		6,040	446,054
Dow Chemical Co. (The)		159,325	6,755,380
E.I. Du Pont de Nemours & Co.		555,361	26,768,400
Eastman Chemical Co.		6,200	401,264
FMC Corp.		12,400	420,484
Huntsman Corp.		31,825	308,384
Mosaic Co. (The)		14,100	438,651
Platform Specialty Products Corp.	*	30,400	384,560
Potash Corp. of Saskatchewan, Inc. (Canada)		103,300	2,122,815
Praxair, Inc.		4,300	437,998
Scotts Miracle-Gro Co. (The), Class A		7,500	456,150
Sigma-Aldrich Corp.		3,220	447,322
Westlake Chemical Corp.		8,675	450,146

			42,784,396

Commercial Services & Supplies—0.3%
ADT Corp. (The)	†	14,720	440,128
Clean Harbors, Inc.	*	9,185	403,865
KAR Auction Services, Inc.		13,100	465,050
Pitney Bowes, Inc.		23,300	462,505
R.R. Donnelley & Sons Co.		28,775	418,964
Republic Services, Inc.		10,975	452,170
Tyco International plc		88,230	2,952,176
Waste Connections, Inc.		9,240	448,879
Waste Management, Inc.		9,035	450,033

			6,493,770

Communications Equipment—3.1%
ARRIS Group, Inc.	*	16,600	431,102
Brocade Communications Systems, Inc.		42,185	437,880
Cisco Systems, Inc.		961,730	25,245,412
CommScope Holding Co., Inc.	*	14,600	438,438
EchoStar Corp., Class A	*	10,635	457,624
Harris Corp.		106,130	7,763,410
Juniper Networks, Inc.		18,900	485,919
Lumentum Holdings, Inc.	*	26,766	453,684
QUALCOMM, Inc.		132,700	7,129,971
ViaSat, Inc.	*†	281,700	18,110,493
Viavi Solutions, Inc.	*	86,530	464,666

			61,418,599

Construction & Engineering—0.1%
AECOM	*	17,400	478,674
Chicago Bridge & Iron Co. NV (Netherlands)	†	10,900	432,294
Fluor Corp.		10,800	457,380
Jacobs Engineering Group, Inc.	*	11,830	442,797
KBR, Inc.		27,750	462,315
Quanta Services, Inc.	*	17,600	426,096

			2,699,556

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Construction Materials—0.4%
Martin Marietta Materials, Inc.		2,800	$425,460
Vulcan Materials Co.		75,900	6,770,280

			7,195,740

Consumer Finance—0.6%
Ally Financial, Inc.	*	21,455	437,253
American Express Co.		109,800	8,139,474
Capital One Financial Corp.		5,825	422,429
Discover Financial Services		8,520	442,955
Navient Corp.		36,080	405,539
Santander Consumer USA Holdings, Inc.	*	19,145	390,941
SLM Corp.	*	56,715	419,691
Springleaf Holdings, Inc.	*	9,700	424,084
Synchrony Financial	*	15,300	478,890

			11,561,256

Containers & Packaging—0.4%
AptarGroup, Inc.		6,700	441,932
Avery Dennison Corp.		8,100	458,217
Bemis Co., Inc.		11,300	447,141
Crown Holdings, Inc.	*	9,200	420,900
Graphic Packaging Holding Co.		33,500	428,465
Owens-Illinois, Inc.	*	21,200	439,264
Sonoco Products Co.		11,735	442,879
WestRock Co.		73,320	3,771,581

			6,850,379

Distributors—0.2%
Genuine Parts Co.		56,652	4,695,884

Diversified Consumer Services—1.0%
Graham Holdings Co., Class B		33,058	19,074,466
H&R Block, Inc.		12,500	452,500

			19,526,966

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc., Class B	*	3,700	482,480
CME Group, Inc.		4,900	454,426
Intercontinental Exchange, Inc.		37,305	8,766,302
Leucadia National Corp.		21,300	431,538
Nasdaq, Inc.		8,700	463,971
Voya Financial, Inc.		10,800	418,716

			11,017,433

Diversified Telecommunication Services—4.5%
AT&T, Inc.		325,942	10,619,191
CenturyLink, Inc.		136,260	3,422,851
Frontier Communications Corp.		92,700	440,325
Level 3 Communications, Inc.	*	1,233,051	53,871,998
Telefonica SA (Spain)		256,074	3,106,687
Verizon Communications, Inc.		377,659	16,431,943
Zayo Group Holdings, Inc.	*†	18,400	466,624

			88,359,619

Electric Utilities—2.9%
American Electric Power Co., Inc.		8,125	461,988
Duke Energy Corp.		118,923	8,555,321
Edison International		99,435	6,271,365
Entergy Corp.		112,160	7,301,616
Eversource Energy		152,490	7,719,044
Exelon Corp.		163,750	4,863,375
FirstEnergy Corp.		224,200	7,019,702
Great Plains Energy, Inc.		17,500	472,850
Hawaiian Electric Industries, Inc.		16,700	479,123
ITC Holdings Corp.		13,770	459,092
NextEra Energy, Inc.		42,490	4,144,899

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
OGE Energy Corp.		17,300	$473,328
Pepco Holdings, Inc.		19,495	472,169
Pinnacle West Capital Corp.		7,200	461,808
PPL Corp.		14,500	476,905
Southern Co. (The)		10,500	469,350
Westar Energy, Inc.		12,100	465,124
Xcel Energy, Inc.		168,900	5,980,749

			56,547,808

Electrical Equipment—1.0%
Babcock & Wilcox Enterprises, Inc.	*	26,650	447,720
Eaton Corp. plc		218,245	11,195,969
Emerson Electric Co.		148,600	6,563,662
Hubbell, Inc., Class B		5,300	450,235
Regal Beloit Corp.		7,625	430,431

			19,088,017

Electronic Equipment, Instruments & Components—0.5%
Arrow Electronics, Inc.	*	8,400	464,352
Avnet, Inc.		10,900	465,212
Corning, Inc.		348,200	5,961,184
Dolby Laboratories, Inc., Class A		14,300	466,180
FLIR Systems, Inc.		15,900	445,041
Ingram Micro, Inc., Class A		16,900	460,356
Jabil Circuit, Inc.		22,770	509,365
Keysight Technologies, Inc.	*	14,200	437,928
National Instruments Corp.		17,200	477,988
Trimble Navigation Ltd.	*	27,200	446,624

			10,134,230

Energy Equipment & Services—1.6%
Baker Hughes, Inc.		8,430	438,697
Cameron International Corp.	*	7,125	436,905
Diamond Offshore Drilling, Inc.	†	127,700	2,209,210
Dril-Quip, Inc.	*	7,300	425,006
Ensco plc, Class A (United Kingdom)		30,700	432,256
FMC Technologies, Inc.	*	13,700	424,700
Frank’s International NV (Netherlands)		28,400	435,372
Halliburton Co.		200,220	7,077,777
Helmerich & Payne, Inc.	†	9,515	449,679
Nabors Industries Ltd. (Bermuda)		48,080	454,356
National Oilwell Varco, Inc.		382,437	14,398,753
Noble Corp. plc (United Kingdom)	†	41,000	447,310
Oceaneering International, Inc.		10,600	416,368
Patterson-UTI Energy, Inc.		33,340	438,088
Rowan Cos. plc, Class A		27,600	445,740
RPC, Inc.	†	44,400	392,940
Schlumberger Ltd.		5,800	400,026
Seadrill Ltd. (Bermuda)	*†	71,250	420,375
Superior Energy Services, Inc.		32,830	414,643
Weatherford International plc (Switzerland)	*	50,700	429,936

			30,988,137

Food & Staples Retailing—0.7%
CVS Health Corp.		77,730	7,499,390
Rite Aid Corp.	*	64,200	389,694
Sysco Corp.		11,400	444,258
Walgreens Boots Alliance, Inc.		5,130	426,303
Wal-Mart Stores, Inc.		59,800	3,877,432
Whole Foods Market, Inc.		14,330	453,545

			13,090,622

Food Products—1.7%
Archer-Daniels-Midland Co.		178,300	7,390,535

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bunge Ltd.		6,500	$476,450
Campbell Soup Co.		76,600	3,882,088
ConAgra Foods, Inc.		11,410	462,219
Flowers Foods, Inc.		17,800	440,372
Ingredion, Inc.		54,840	4,788,080
J.M. Smucker Co. (The)		3,925	447,803
Kellogg Co.		53,320	3,548,446
Kraft Heinz Co. (The)		86,460	6,102,347
McCormick & Co., Inc. (Non-Voting Shares)		45,100	3,706,318
Mondelez International, Inc., Class A		10,640	445,497
Pilgrim’s Pride Corp.	†	20,960	435,549
Pinnacle Foods, Inc.		9,965	417,334
Tyson Foods, Inc., Class A		10,660	459,446

			33,002,484

Gas Utilities—0.1%
AGL Resources, Inc.		7,335	447,728
Atmos Energy Corp.		7,955	462,822
National Fuel Gas Co.		8,720	435,826
Questar Corp.		24,500	475,545
UGI Corp.		13,202	459,694

			2,281,615

Health Care Equipment & Supplies—0.9%
Abbott Laboratories		10,035	403,608
Alere, Inc.	*	8,940	430,461
Baxter International, Inc.		90,185	2,962,577
Becton Dickinson and Co.		5,800	769,428
Boston Scientific Corp.	*	26,800	439,788
Cooper Cos., Inc. (The)		2,900	431,694
DENTSPLY International, Inc.		8,500	429,845
Hill-Rom Holdings, Inc.		7,900	410,721
Medtronic plc (Ireland)		134,385	8,995,732
St. Jude Medical, Inc.		6,700	422,703
Stryker Corp.		4,600	432,860
Teleflex, Inc.		3,400	422,314
Zimmer Biomet Holdings, Inc.		4,420	415,170

			16,966,901

Health Care Providers & Services—0.8%
Aetna, Inc.		4,025	440,375
Anthem, Inc.		3,120	436,800
Brookdale Senior Living, Inc.	*	17,400	399,504
Cardinal Health, Inc.		5,800	445,556
Community Health Systems, Inc.	*	9,290	397,333
DaVita HealthCare Partners, Inc.	*	5,935	429,279
Express Scripts Holding Co.	*	5,560	450,138
HCA Holdings, Inc.	*	5,650	437,084
Health Net, Inc.	*	6,810	410,098
Humana, Inc.		2,425	434,075
Laboratory Corp. of America Holdings	*	3,859	418,586
LifePoint Health, Inc.	*	5,975	423,627
MEDNAX, Inc.	*	5,300	406,987
Patterson Cos., Inc.		10,000	432,500
Quest Diagnostics, Inc.		6,900	424,143
UnitedHealth Group, Inc.		73,215	8,493,672
Universal Health Services, Inc., Class B		3,255	406,257
VCA, Inc.	*	8,060	424,359

			15,710,373

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	32,945	408,518

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—4.2%
Aramark		14,275	$423,111
Carnival Corp.		115,100	5,720,470
Darden Restaurants, Inc.		6,355	435,572
Hilton Worldwide Holdings, Inc.		232,690	5,337,909
Hyatt Hotels Corp., Class A	*	9,040	425,784
International Game Technology plc	†	28,500	436,905
Las Vegas Sands Corp.		97,600	3,705,872
McDonald’s Corp.		276,300	27,223,839
MGM Resorts International	*	23,200	428,040
Norwegian Cruise Line Holdings Ltd.	*	145,380	8,330,274
Royal Caribbean Cruises Ltd.		4,800	427,632
Wendy’s Co. (The)		49,833	431,055
Wynn Resorts Ltd.		552,720	29,360,486

			82,686,949

Household Durables—0.5%
D.R. Horton, Inc.		14,890	437,170
Garmin Ltd. (Switzerland)		12,635	453,344
Lennar Corp., Class A		9,600	462,048
Lennar Corp., Class B		11,600	459,360
Mohawk Industries, Inc.	*	2,300	418,117
Newell Rubbermaid, Inc.		10,940	434,427
PulteGroup, Inc.		319,480	6,028,588
Toll Brothers, Inc.	*	13,500	462,240
Tupperware Brands Corp.		9,100	450,359
Whirlpool Corp.		2,900	427,054

			10,032,707

Household Products—0.4%
Clorox Co. (The)		50,900	5,880,477
Colgate-Palmolive Co.		7,515	476,902
Energizer Holdings, Inc.		10,745	415,939
Kimberly-Clark Corp.		4,200	457,968
Procter & Gamble Co. (The)		6,600	474,804

			7,706,090

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		257,600	2,521,904
Calpine Corp.	*	30,725	448,585
NRG Energy, Inc.		29,190	433,472
TerraForm Power, Inc., Class A	*	26,300	373,986

			3,777,947

Industrial Conglomerates—4.7%
3M Co.		41,955	5,947,960
Carlisle Cos., Inc.		4,725	412,871
CK Hutchison Holdings Ltd. ADR (Hong Kong)		1,907,000	24,810,070
Danaher Corp.		5,220	444,796
General Electric Co.		1,287,180	32,462,680
Koninklijke Philips NV NYRS (Netherlands)		1,185,140	27,803,384
Roper Technologies, Inc.		2,920	457,564

			92,339,325

Insurance—7.1%
ACE Ltd. (Switzerland)		81,960	8,474,664
Aflac, Inc.		8,200	476,666
Alleghany Corp.	*	905	423,639
Allied World Assurance Co. Holdings AG (Switzerland)		11,870	453,078
Allstate Corp. (The)		7,900	460,096
American Financial Group, Inc.		6,500	447,915
American International Group, Inc.		115,750	6,576,915
American National Insurance Co.		4,500	439,380

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
AmTrust Financial Services, Inc.		7,800	$491,244
Aon plc (United Kingdom)		304,692	26,998,758
Arch Capital Group Ltd. (Bermuda)	*	6,500	477,555
Arthur J. Gallagher & Co.		10,835	447,269
Aspen Insurance Holdings Ltd. (Bermuda)		10,380	482,359
Assurant, Inc.		5,900	466,159
Assured Guaranty Ltd. (Bermuda)		19,000	475,000
Axis Capital Holdings Ltd. (Bermuda)		8,300	445,876
Brown & Brown, Inc.		15,100	467,647
Chubb Corp. (The)		36,800	4,513,520
Cincinnati Financial Corp.		8,500	457,300
CNA Financial Corp.		12,845	448,676
Endurance Specialty Holdings Ltd. (Bermuda)		7,600	463,828
Everest Re Group Ltd. (Bermuda)		2,600	450,684
FNF Group		12,300	436,281
Genworth Financial, Inc., Class A	*	97,300	449,526
Hanover Insurance Group, Inc. (The)		5,700	442,890
Hartford Financial Services Group, Inc. (The)		10,100	462,378
HCC Insurance Holdings, Inc.		5,825	451,263
Lincoln National Corp.		9,500	450,870
Loews Corp.		800,124	28,916,481
Markel Corp.	*	605	485,125
Marsh & McLennan Cos., Inc.		316,905	16,548,779
Mercury General Corp.		8,800	444,488
MetLife, Inc.		317,770	14,982,855
Old Republic International Corp.		28,500	445,740
PartnerRe Ltd. (Bermuda)		3,210	445,805
Principal Financial Group, Inc.		103,265	4,888,565
ProAssurance Corp.		9,100	446,537
Progressive Corp. (The)		14,700	450,408
Prudential Financial, Inc.		5,715	435,540
Reinsurance Group of America, Inc.		5,200	471,068
RenaissanceRe Holdings Ltd. (Bermuda)		4,315	458,771
StanCorp Financial Group, Inc.		3,900	445,380
Sun Life Financial, Inc. (Canada)		90,500	2,919,530
Torchmark Corp.		7,900	445,560
Travelers Cos., Inc. (The)		4,535	451,369
Unum Group		111,635	3,581,251
Validus Holdings Ltd. (Bermuda)		10,100	455,207
W.R. Berkley Corp.		8,265	449,368
White Mountains Insurance Group Ltd.		600	448,380
Willis Group Holdings plc (United Kingdom)		35,900	1,470,823
XL Group plc (Ireland)		12,235	444,375

			138,062,841

Internet & Catalog Retail—0.0%
HomeAway, Inc.	*	16,410	435,521
Liberty Interactive Corp. QVC Group, Series A	*	17,400	456,402

			891,923

Internet Software & Services—1.4%
Google, Inc., Class C	*	42,849	26,070,189
Yahoo!, Inc.	*	15,120	437,119
Zillow Group, Inc., Class A	*†	15,900	456,807
Zillow Group, Inc., Class C	*†	16,400	442,800

			27,406,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
IT Services—0.8%
Amdocs Ltd.		7,800	$443,664
Automatic Data Processing, Inc.		6,000	482,160
Black Knight Financial Services, Inc., Class A	*	13,400	436,170
Booz Allen Hamilton Holding Corp.		16,400	429,844
Computer Sciences Corp.		46,700	2,866,446
CoreLogic, Inc.	*	12,800	476,544
DST Systems, Inc.		4,000	420,560
Fidelity National Information Services, Inc.		6,500	436,020
International Business Machines Corp.		42,200	6,117,734
Leidos Holdings, Inc.		10,560	436,234
Paychex, Inc.		9,700	462,011
Teradata Corp.	*	15,890	460,174
Western Union Co. (The)		108,200	1,986,552
Xerox Corp.		45,685	444,515

			15,898,628

Leisure Products—0.4%
Brunswick Corp.		9,600	459,744
Hasbro, Inc.		6,000	432,840
Mattel, Inc.		322,635	6,794,693
Vista Outdoor, Inc.	*	10,100	448,743

			8,136,020

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		13,000	446,290
Bio-Rad Laboratories, Inc., Class A	*	3,400	456,654
Bio-Techne Corp.		5,020	464,149
PerkinElmer, Inc.		9,200	422,832
QIAGEN NV (Netherlands)	*	16,775	432,795
Quintiles Transnational Holdings, Inc.	*	5,900	410,463
Thermo Fisher Scientific, Inc.		3,800	464,664
VWR Corp.	*†	17,000	436,730

			3,534,577

Machinery—3.4%
AGCO Corp.		9,300	433,659
Allison Transmission Holdings, Inc.		16,800	448,392
Caterpillar, Inc.		6,420	419,611
CNH Industrial NV (United Kingdom)	†	3,841,200	25,044,624
Colfax Corp.	*	14,100	421,731
Crane Co.		9,500	442,795
Cummins, Inc.		3,800	412,604
Deere & Co.	†	74,615	5,521,510
Donaldson Co., Inc.		14,500	407,160
Dover Corp.		7,725	441,716
Flowserve Corp.		66,100	2,719,354
IDEX Corp.		6,530	465,589
Illinois Tool Works, Inc.		158,920	13,080,705
Ingersoll-Rand plc		97,670	4,958,706
ITT Corp.		13,345	446,123
Joy Global, Inc.	†	119,325	1,781,522
Kennametal, Inc.		17,635	438,935
Lincoln Electric Holdings, Inc.		8,325	436,480
Manitowoc Co., Inc. (The)	†	29,000	435,000
Oshkosh Corp.		12,500	454,125
PACCAR, Inc.		7,700	401,709
Parker-Hannifin Corp.		4,400	428,120
Pentair plc (United Kingdom)		8,900	454,256
SPX Corp.		35,925	428,226
SPX FLOW, Inc.	*	12,125	417,464

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stanley Black & Decker, Inc.		21,325	$2,068,099
Terex Corp.		25,230	452,626
Timken Co. (The)		16,050	441,215
Trinity Industries, Inc.		18,405	417,241
Valmont Industries, Inc.	†	4,335	411,348
Xylem, Inc.		60,940	2,001,879

			67,132,524

Marine—0.0%
Kirby Corp.	*	7,100	439,845

Media—3.8%
Cable One, Inc.	*	1,000	419,420
Cablevision Systems Corp., Class A		180,600	5,864,082
CBS Corp. (Non-Voting Shares), Class B		103,010	4,110,099
Clear Channel Outdoor Holdings, Inc., Class A	*	59,440	423,807
Comcast Corp., Class A	†	8,200	469,368
Comcast Corp., Class A		190,090	10,812,319
Discovery Communications, Inc., Class A	*†	16,300	424,289
Discovery Communications, Inc., Class C	*	17,300	420,217
DISH Network Corp., Class A	*	7,480	436,383
Gannett Co., Inc.		33,300	490,509
John Wiley & Sons, Inc., Class A		9,100	455,273
Liberty Broadband Corp., Class A	*	8,125	417,950
Liberty Broadband Corp., Class C	*	8,327	426,093
Liberty Media Corp., Series A	*	12,100	432,212
Liberty Media Corp., Series C	*	12,700	437,642
New York Times Co. (The), Class A		120,200	1,419,562
News Corp., Class A		212,000	2,675,440
News Corp., Class B		34,300	439,726
Scripps Networks Interactive, Inc., Class A		445,800	21,928,902
TEGNA, Inc.		19,600	438,844
Thomson Reuters Corp.		148,820	5,991,493
Time Warner, Inc.		49,133	3,377,894
Tribune Media Co., Class A		12,200	434,320
Twenty-First Century Fox, Inc., Class A		73,345	1,978,848
Twenty-First Century Fox, Inc., Class B		107,400	2,907,318
Viacom, Inc., Class B		39,300	1,695,795
Walt Disney Co. (The)		42,100	4,302,620

			73,630,425

Metals & Mining—1.0%
Alcoa, Inc.		48,845	471,843
Allegheny Technologies, Inc.		29,160	413,489
Freeport-McMoRan, Inc.		44,940	435,468
Newmont Mining Corp.		190,500	3,061,335
Nucor Corp.		209,970	7,884,373
Reliance Steel & Aluminum Co.		7,800	421,278
Royal Gold, Inc.		9,655	453,592
Southern Copper Corp. (Peru)	†	16,400	438,208
Steel Dynamics, Inc.		245,260	4,213,567
Tahoe Resources, Inc.		56,770	439,400
United States Steel Corp.	†	40,000	416,800

			18,649,353

Multiline Retail—1.2%
Dillard’s, Inc., Class A	†	4,850	423,842
Dollar General Corp.		85,270	6,176,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
J.C. Penney Co., Inc.	*†	48,000	$445,920
Kohl’s Corp.		127,855	5,920,965
Macy’s, Inc.		99,400	5,101,208
Nordstrom, Inc.		71,420	5,121,528
Sears Holdings Corp.	*†	17,790	402,054
Target Corp.		5,700	448,362

			24,040,838

Multi-Utilities—1.0%
Alliant Energy Corp.		7,900	462,071
Ameren Corp.		11,000	464,970
CenterPoint Energy, Inc.		25,900	467,236
CMS Energy Corp.		13,300	469,756
Consolidated Edison, Inc.		6,900	461,265
Dominion Resources, Inc.		52,200	3,673,836
DTE Energy Co.		5,700	458,109
MDU Resources Group, Inc.		25,200	433,440
NiSource, Inc.		323,840	6,007,232
PG&E Corp.		84,860	4,480,608
Public Service Enterprise Group, Inc.		11,300	476,408
SCANA Corp.		8,500	478,210
Sempra Energy		5,015	485,051
TECO Energy, Inc.		16,900	443,794
Vectren Corp.		11,100	466,311
WEC Energy Group, Inc.		9,072	473,740

			20,202,037

Oil, Gas & Consumable Fuels—9.0%
Anadarko Petroleum Corp.		129,880	7,843,453
Antero Resources Corp.	*†	20,500	433,780
Apache Corp.		206,245	8,076,554
BP plc ADR (United Kingdom)		79,598	2,432,515
California Resources Corp.		161,208	419,141
Canadian Natural Resources Ltd. (Canada)	†	192,900	3,751,905
Cheniere Energy, Inc.	*	9,400	454,020
Chesapeake Energy Corp.	†	2,479,120	18,171,950
Chevron Corp.		257,568	20,316,964
Cimarex Energy Co.		4,630	474,482
Cobalt International Energy, Inc.	*	63,100	446,748
Columbia Pipeline Group, Inc.		260,240	4,759,790
Concho Resources, Inc.	*	4,600	452,180
ConocoPhillips		32,660	1,566,374
CONSOL Energy, Inc.	†	1,522,680	14,922,264
Continental Resources, Inc.	*	16,000	463,520
CVR Energy, Inc.	†	10,980	450,729
Denbury Resources, Inc.	†	167,210	407,992
Devon Energy Corp.		11,760	436,178
Diamondback Energy, Inc.	*	6,900	445,740
Energen Corp.		9,125	454,973
EOG Resources, Inc.		107,930	7,857,304
EP Energy Corp., Class A	*†	82,415	424,437
EQT Corp.		6,115	396,069
Exxon Mobil Corp.		274,155	20,383,424
Golar LNG Ltd. (Bermuda)		14,540	405,375
Gulfport Energy Corp.	*	14,500	430,360
Hess Corp.		153,745	7,696,475
HollyFrontier Corp.		9,500	463,980
Kinder Morgan, Inc.		15,455	427,794
Kosmos Energy Ltd.	*	75,000	418,500
Laredo Petroleum, Inc.	*†	46,410	437,646
Marathon Oil Corp.		360,165	5,546,541
Marathon Petroleum Corp.		9,700	449,401
Murphy Oil Corp.		380,036	9,196,871
Newfield Exploration Co.	*	13,700	450,730

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Noble Energy, Inc.		14,130	$426,443
Occidental Petroleum Corp.		143,210	9,473,341
ONEOK, Inc.		13,050	420,210
PBF Energy, Inc., Class A		17,585	496,425
Phillips 66		5,730	440,293
Pioneer Natural Resources Co.		48,190	5,861,832
QEP Resources, Inc.		36,795	461,041
Range Resources Corp.		13,000	417,560
Rice Energy, Inc.	*	23,560	380,730
Royal Dutch Shell plc ADR (Netherlands)		156,381	7,410,896
SM Energy Co.		14,000	448,560
Southwestern Energy Co.	*	312,010	3,959,407
Spectra Energy Corp.		15,275	401,274
Targa Resources Corp.		8,000	412,160
Teekay Corp. (Bermuda)		14,100	417,924
Tesoro Corp.		4,580	445,359
Valero Energy Corp.		7,530	452,553
Whiting Petroleum Corp.	*	27,540	420,536
World Fuel Services Corp.		12,245	438,371
WPX Energy, Inc.	*	62,535	413,982

			175,765,056

Paper & Forest Products—0.6%
Domtar Corp. (Canada)		11,465	409,874
International Paper Co.		295,205	11,155,797

			11,565,671

Personal Products—0.1%
Avon Products, Inc.	†	420,715	1,367,324
Edgewell Personal Care Co.		5,545	452,472
Herbalife Ltd.	*†	8,100	441,450
Nu Skin Enterprises, Inc., Class A	†	10,300	425,184

			2,686,430

Pharmaceuticals—4.5%
Allergan plc	*	1,600	434,896
AstraZeneca plc ADR (United Kingdom)		197,300	6,278,086
Bristol-Myers Squibb Co.		285,480	16,900,416
Endo International plc (Ireland)	*	6,200	429,536
GlaxoSmithKline plc (United Kingdom)		176,682	3,391,217
Johnson & Johnson		131,915	12,314,265
Mallinckrodt plc	*	6,260	400,265
Merck & Co., Inc.		469,110	23,169,343
Mylan NV	*	9,900	398,574
Perrigo Co. plc (Ireland)		2,720	427,775
Pfizer, Inc.		511,196	16,056,666
Roche Holding AG (Genusschein) (Switzerland)		28,599	7,592,221

			87,793,260

Professional Services—0.4%
Dun & Bradstreet Corp. (The)		4,120	432,600
IHS, Inc., Class A	*	3,800	440,800
ManpowerGroup, Inc.		5,520	452,033
Nielsen Holdings plc		155,835	6,929,983
Towers Watson & Co., Class A		3,680	431,958

			8,687,374

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		5,000	423,350
American Campus Communities, Inc. REIT		13,000	471,120

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Capital Agency Corp. REIT		22,910	$428,417
American Homes 4 Rent, Class A REIT		27,300	438,984
Annaly Capital Management, Inc. REIT		42,815	422,584
Apartment Investment & Management Co., Class A REIT		12,300	455,346
Apple Hospitality REIT, Inc. REIT	†	23,800	441,966
AvalonBay Communities, Inc. REIT		2,615	457,154
BioMed Realty Trust, Inc. REIT		20,865	416,883
Boston Properties, Inc. REIT		4,100	485,440
Brandywine Realty Trust REIT		36,800	453,376
Brixmor Property Group, Inc. REIT		18,900	443,772
Camden Property Trust REIT		6,115	451,899
Care Capital Properties, Inc. REIT		13,675	450,318
CBL & Associates Properties, Inc. REIT		30,800	423,500
Chimera Investment Corp. REIT		31,038	414,978
Columbia Property Trust, Inc. REIT		20,015	464,348
Communications Sales & Leasing, Inc. REIT	†	20,200	361,580
Corporate Office Properties Trust REIT		20,600	433,218
Corrections Corp. of America REIT		14,700	434,238
DDR Corp. REIT		29,100	447,558
Digital Realty Trust, Inc. REIT		69,800	4,559,336
Douglas Emmett, Inc. REIT		15,000	430,800
Duke Realty Corp. REIT		23,700	451,485
Empire State Realty Trust, Inc., Class A REIT		26,200	446,186
Equity Commonwealth REIT	*	16,650	453,546
Equity Residential REIT		6,200	465,744
Essex Property Trust, Inc. REIT		2,003	447,510
Gaming and Leisure Properties, Inc. REIT		15,005	445,649
General Growth Properties, Inc. REIT		17,500	454,475
HCP, Inc. REIT		11,635	433,404
Healthcare Trust of America, Inc., Class A REIT		18,300	448,533
Home Properties, Inc. REIT		6,000	448,500
Hospitality Properties Trust REIT		17,100	437,418
Host Hotels & Resorts, Inc. REIT		27,790	439,360
Iron Mountain, Inc. REIT		15,679	486,363
Kilroy Realty Corp. REIT		6,800	443,088
Kimco Realty Corp. REIT		18,600	454,398
Liberty Property Trust REIT		15,000	472,650
Macerich Co. (The) REIT		5,800	445,556
MFA Financial, Inc. REIT		61,545	419,121
Mid-America Apartment Communities, Inc. REIT		5,500	450,285
National Retail Properties, Inc. REIT		12,240	443,945
NorthStar Realty Finance Corp. REIT		30,562	377,441
Omega Healthcare Investors, Inc. REIT		12,580	442,187
Outfront Media, Inc. REIT		18,934	393,827
Paramount Group, Inc. REIT		26,400	443,520
Piedmont Office Realty Trust, Inc., Class A REIT		25,405	454,495
Plum Creek Timber Co., Inc. REIT		11,310	446,858
Post Properties, Inc. REIT		7,625	444,461

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Prologis, Inc. REIT		11,700	$455,130
Public Storage REIT		2,200	465,586
Rayonier, Inc. REIT	†	142,145	3,137,140
Realty Income Corp. REIT	†	9,540	452,101
Regency Centers Corp. REIT		7,220	448,723
Retail Properties of America, Inc., Class A REIT		31,890	449,330
Senior Housing Properties Trust REIT		28,080	454,896
SL Green Realty Corp. REIT		4,125	446,160
Spirit Realty Capital, Inc. REIT		50,740	463,764
Starwood Property Trust, Inc. REIT		20,700	424,764
Taubman Centers, Inc. REIT		6,400	442,112
Two Harbors Investment Corp. REIT		46,700	411,894
UDR, Inc. REIT		13,250	456,860
Ventas, Inc. REIT		8,300	465,298
VEREIT, Inc. REIT		55,410	427,765
Vornado Realty Trust REIT		5,220	471,992
Weingarten Realty Investors REIT		13,735	454,766
Welltower, Inc. REIT		6,620	448,306
Weyerhaeuser Co. REIT		202,130	5,526,234
WP Carey, Inc. REIT		7,625	440,801
WP GLIMCHER, Inc. REIT		36,270	422,908

			43,366,700

Real Estate Management & Development—0.1%
Forest City Enterprises, Inc., Class A	*	22,000	442,860
Howard Hughes Corp. (The)	*	3,710	425,685
Jones Lang LaSalle, Inc.		2,910	418,371
Realogy Holdings Corp.	*	11,160	419,951

			1,706,867

Road & Rail—0.4%
AMERCO		1,120	440,686
CSX Corp.		16,945	455,821
Genesee & Wyoming, Inc., Class A	*	7,215	426,262
Kansas City Southern		4,955	450,310
Norfolk Southern Corp.		5,615	428,986
Ryder System, Inc.		5,825	431,283
Union Pacific Corp.		58,900	5,207,349

			7,840,697

Semiconductors & Semiconductor Equipment—2.8%
Altera Corp.		8,900	445,712
Analog Devices, Inc.		171,250	9,660,212
Applied Materials, Inc.		379,520	5,575,149
Broadcom Corp., Class A		8,630	443,841
Cree, Inc.	*†	19,260	466,670
Cypress Semiconductor Corp.	*	50,400	429,408
First Solar, Inc.	*	10,400	444,600
Freescale Semiconductor Ltd.	*	12,800	468,224
Intel Corp.		394,415	11,887,668
Lam Research Corp.		7,080	462,536
Marvell Technology Group Ltd. (Bermuda)		539,980	4,886,819
Maxim Integrated Products, Inc.		285,840	9,547,056
Micron Technology, Inc.	*	30,330	454,343
NVIDIA Corp.		19,600	483,140
ON Semiconductor Corp.	*	47,900	450,260
SunEdison, Inc.	*†	48,320	346,938
SunPower Corp.	*†	20,845	417,734
Teradyne, Inc.		25,400	457,454
Texas Instruments, Inc.		121,800	6,031,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xilinx, Inc.		11,600	$491,840

			53,851,140

Software—1.8%
Activision Blizzard, Inc.		14,185	438,175
ANSYS, Inc.	*	4,950	436,293
Autodesk, Inc.	*	9,965	439,855
CA, Inc.		92,805	2,533,576
Microsoft Corp.		491,265	21,743,389
Nuance Communications, Inc.	*	26,280	430,204
Oracle Corp.		12,200	440,664
SS&C Technologies Holdings, Inc.		6,100	427,244
Symantec Corp.		353,235	6,877,485
Synopsys, Inc.	*	10,000	461,800
Zynga, Inc., Class A	*	188,175	429,039

			34,657,724

Specialty Retail—1.5%
Aaron’s, Inc.		11,990	432,959
Best Buy Co., Inc.		12,250	454,720
Cabela’s, Inc.	*†	9,360	426,816
CST Brands, Inc.		12,185	410,147
Dick’s Sporting Goods, Inc.		9,515	472,039
DSW, Inc., Class A		15,900	402,429
Foot Locker, Inc.		6,130	441,176
GameStop Corp., Class A	†	11,400	469,794
Home Depot, Inc. (The)		68,760	7,941,093
Lowe’s Cos., Inc.		87,445	6,026,709
Murphy USA, Inc.	*	8,590	472,021
Office Depot, Inc.	*	64,200	412,164
Penske Automotive Group, Inc.		9,250	448,070
Signet Jewelers Ltd. (Bermuda)		39,000	5,309,070
Staples, Inc.		414,500	4,862,085
Tiffany & Co.		5,500	424,710

			29,406,002

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp.	*†	37,000	427,350
EMC Corp.		149,920	3,622,067
Hewlett-Packard Co.		17,040	436,394
Lexmark International, Inc., Class A		15,800	457,884
NCR Corp.	*	18,810	427,928
NetApp, Inc.		15,470	457,912
SanDisk Corp.		8,360	454,199
Western Digital Corp.		6,000	476,640

			6,760,374

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		71,700	2,074,281
Fossil Group, Inc.	*†	7,300	407,924
PVH Corp.		60,040	6,120,477
Ralph Lauren Corp.		4,130	488,001

			9,090,683

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		51,400	522,738
New York Community Bancorp, Inc.		24,900	449,694
TFS Financial Corp.		26,030	449,018

			1,421,450

Tobacco—0.4%
Altria Group, Inc.		8,285	450,704
British American Tobacco plc (United Kingdom)		110,468	6,095,154

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Philip Morris International, Inc.		5,610	$445,041

			6,990,899

Trading Companies & Distributors—0.1%
Air Lease Corp.		14,300	442,156
GATX Corp.		9,900	437,085
MSC Industrial Direct Co., Inc., Class A		7,300	445,519
NOW, Inc.	*†	27,800	411,440
WESCO International, Inc.	*	9,015	418,927

			2,155,127

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		5,600	418,096

Water Utilities—0.1%
American Water Works Co., Inc.		8,300	457,164
Aqua America, Inc.		17,300	457,931

			915,095

Wireless Telecommunication Services—0.2%
SBA Communications Corp., Class A	*	4,300	450,382
Sprint Corp.	*†	103,575	397,728
Telephone & Data Systems, Inc.		16,600	414,336
T-Mobile US, Inc.	*	10,500	418,005
United States Cellular Corp.	*	13,000	460,590
Vodafone Group plc (United Kingdom)		465,950	1,469,646

			3,610,687

TOTAL COMMON STOCKS (Cost $1,912,499,490)			1,911,045,254

MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	13,900,000	13,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	¥	48,996,179	48,996,179
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	13,871,409	13,871,409
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	13,900,000	13,900,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	14,450,000	14,450,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	13,900,000	13,900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	13,900,000	13,900,000

TOTAL MONEY MARKET FUNDS (Cost $132,917,588)			132,917,588

TOTAL INVESTMENTS—104.5% (Cost $2,045,417,078)			2,043,962,842
Other assets less liabilities—(4.5%)			(88,395,678)

NET ASSETS—100.0%			$1,955,567,164

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—2.9%
Boeing Co. (The)		43,000	$5,630,850
Honeywell International, Inc.		258,075	24,437,122
Lockheed Martin Corp.		1,500	310,965
Textron, Inc.		19,100	718,924
Triumph Group, Inc.		127,000	5,344,160
United Technologies Corp.		100,410	8,935,486

			45,377,507

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.		350,550	16,493,377
FedEx Corp.		16,900	2,433,262

			18,926,639

Airlines—0.5%
Alaska Air Group, Inc.		8,700	691,215
American Airlines Group, Inc.		110,000	4,271,300
Delta Air Lines, Inc.		600	26,922
United Continental Holdings, Inc.	*	57,600	3,055,680

			8,045,117

Auto Components—0.0%
BorgWarner, Inc.		3,600	149,724
Delphi Automotive plc (United Kingdom)		3,800	288,952

			438,676

Automobiles—0.2%
Tesla Motors, Inc.	*†	11,090	2,754,756

Banks—6.6%
Citigroup, Inc.		436,150	21,637,401
Comerica, Inc.		397,100	16,320,810
JPMorgan Chase & Co.		393,718	24,004,986
M&T Bank Corp.		81,800	9,975,510
PNC Financial Services Group, Inc. (The)		163,100	14,548,520
Wells Fargo & Co.		305,830	15,704,371

			102,191,598

Beverages—1.5%
Coca-Cola Co. (The)		319,000	12,798,280
Constellation Brands, Inc., Class A		9,100	1,139,411
Diageo plc ADR (United Kingdom)		80,460	8,672,783
Monster Beverage Corp.	*	1,200	162,168

			22,772,642

Biotechnology—3.7%
Alexion Pharmaceuticals, Inc.	*	52,400	8,194,836
Amgen, Inc.		54,030	7,473,429
Baxalta, Inc.		100,890	3,179,044
Biogen, Inc.	*	13,500	3,939,435
Celgene Corp.	*	70,700	7,647,619
Gilead Sciences, Inc.		155,400	15,258,726
Incyte Corp.	*	3,100	342,023
Regeneron Pharmaceuticals, Inc.	*	8,400	3,907,176
Vertex Pharmaceuticals, Inc.	*	72,890	7,590,765

			57,533,053

Building Products—0.7%
Fortune Brands Home & Security, Inc.		220,440	10,464,287

Capital Markets—3.8%
Ameriprise Financial, Inc.		20,600	2,248,078
Bank of New York Mellon Corp. (The)		562,450	22,019,918

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
BlackRock, Inc.		30,020	$8,930,049
Goldman Sachs Group, Inc. (The)		41,100	7,141,536
Invesco Ltd.		290,200	9,062,946
Morgan Stanley		140,700	4,432,050
Northern Trust Corp.		7,100	483,936
State Street Corp.		32,200	2,164,162
TD Ameritrade Holding Corp.		100,700	3,206,288

			59,688,963

Chemicals—2.4%
Agrium, Inc. (Canada)		57,800	5,173,100
Ashland, Inc.		9,900	996,138
Dow Chemical Co. (The)		145,900	6,186,160
Ecolab, Inc.		22,800	2,501,616
Potash Corp. of Saskatchewan, Inc. (Canada)		961,125	19,751,119
PPG Industries, Inc.		300	26,307
Sherwin-Williams Co. (The)		9,300	2,071,854

			36,706,294

Communications Equipment—1.8%
Cisco Systems, Inc.		809,150	21,240,188
QUALCOMM, Inc.		118,300	6,356,259

			27,596,447

Consumer Finance—1.1%
American Express Co.		224,175	16,618,093

Diversified Financial Services—2.4%
Berkshire Hathaway, Inc., Class B	*	195,050	25,434,520
Intercontinental Exchange, Inc.		50,780	11,932,792

			37,367,312

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.		118,700	5,164,637

Electric Utilities—1.1%
Edison International		142,350	8,978,015
Xcel Energy, Inc.		221,200	7,832,692

			16,810,707

Electrical Equipment—1.0%
Eaton Corp. plc		189,380	9,715,194
Rockwell Automation, Inc.		51,400	5,215,558

			14,930,752

Electronic Equipment, Instruments & Components—1.2%
TE Connectivity Ltd. (Switzerland)		314,475	18,833,908

Energy Equipment & Services—1.7%
Halliburton Co.		206,410	7,296,593
Schlumberger Ltd.		289,975	19,999,576

			27,296,169

Food & Staples Retailing—0.6%
Costco Wholesale Corp.		4,500	650,565
CVS Health Corp.		50,500	4,872,240
Walgreens Boots Alliance, Inc.		46,200	3,839,220

			9,362,025

Food Products—3.4%
Danone SA ADR (France)		1,592,800	20,069,280
Ingredion, Inc.		111,500	9,735,065
Kraft Heinz Co. (The)		75,880	5,355,610
Nestle SA ADR (Switzerland)		238,375	17,935,335

			53,095,290

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		100,890	3,314,237
Becton Dickinson and Co.		20,100	2,666,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hologic, Inc.	*	10,700	$418,691
Intuitive Surgical, Inc.	*	5,500	2,527,690
Medtronic plc (Ireland)		157,395	10,536,021
Stryker Corp.		18,100	1,703,210

			21,166,315

Health Care Providers & Services—3.8%
Aetna, Inc.		14,000	1,531,740
AmerisourceBergen Corp.		117,900	11,199,321
Anthem, Inc.		25,100	3,514,000
Cardinal Health, Inc.		31,400	2,412,148
Cigna Corp.		5,100	688,602
Henry Schein, Inc.	*	800	106,176
Humana, Inc.		4,100	733,900
McKesson Corp.		46,600	8,622,398
UnitedHealth Group, Inc.		267,850	31,073,278

			59,881,563

Hotels, Restaurants & Leisure—2.8%
Brinker International, Inc.		122,100	6,431,007
Carnival Corp.		3,100	154,070
Chipotle Mexican Grill, Inc.	*	3,000	2,160,750
Hilton Worldwide Holdings, Inc.		421,881	9,677,950
Las Vegas Sands Corp.		3,400	129,098
Marriott International, Inc., Class A		13,771	939,182
MGM Resorts International	*	65,800	1,214,010
Norwegian Cruise Line Holdings Ltd.	*	245,200	14,049,960
Royal Caribbean Cruises Ltd.		21,300	1,897,617
Starbucks Corp.		114,400	6,502,496

			43,156,140

Household Durables—0.6%
PulteGroup, Inc.		533,170	10,060,918

Industrial Conglomerates—2.5%
3M Co.		70,150	9,945,166
Danaher Corp.		137,200	11,690,812
General Electric Co.		281,500	7,099,430
Koninklijke Philips NV NYRS (Netherlands)		343,379	8,055,671
Roper Technologies, Inc.		15,200	2,381,840

			39,172,919

Insurance—3.6%
ACE Ltd. (Switzerland)		62,960	6,510,064
Aon plc (United Kingdom)		500	44,305
Marsh & McLennan Cos., Inc.		147,090	7,681,040
Principal Financial Group, Inc.		205,400	9,723,636
Progressive Corp. (The)		749,900	22,976,936
XL Group plc (Ireland)		269,900	9,802,768

			56,738,749

Internet & Catalog Retail—2.9%
Amazon.com, Inc.	*	45,600	23,342,184
Ctrip.com International Ltd. ADR (China)	*†	13,300	840,294
Expedia, Inc.		1,700	200,056
JD.com, Inc. ADR (China)	*	17,300	450,838
Netflix, Inc.	*	54,400	5,617,344
Priceline Group, Inc. (The)	*	10,500	12,987,030
Vipshop Holdings Ltd. ADR (China)	*†	88,300	1,483,440

			44,921,186

Internet Software & Services—4.0%
Akamai Technologies, Inc.	*	11,000	759,660

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alibaba Group Holding Ltd. ADR (China)	*	52,838	$3,115,857
Baidu, Inc. ADR (China)	*	14,500	1,992,445
eBay, Inc.	*	606,575	14,824,693
Facebook, Inc., Class A	*	136,100	12,235,390
Google, Inc., Class A	*	15,700	10,022,409
Google, Inc., Class C	*	21,054	12,809,675
LinkedIn Corp., Class A	*	12,100	2,300,573
Tencent Holdings Ltd. (China)		256,900	4,330,458

			62,391,160

IT Services—3.5%
Accenture plc, Class A (Ireland)		293,600	28,849,136
Cognizant Technology Solutions Corp., Class A	*	12,200	763,842
Fiserv, Inc.	*	39,500	3,421,095
MasterCard, Inc., Class A		112,000	10,093,440
Visa, Inc., Class A		156,000	10,866,960

			53,994,473

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		41,400	5,062,392

Machinery—2.4%
Caterpillar, Inc.		75,000	4,902,000
Flowserve Corp.		1,300	53,482
PACCAR, Inc.		324,850	16,947,425
Stanley Black & Decker, Inc.		144,600	14,023,308
Wabtec Corp.		25,800	2,271,690

			38,197,905

Media—4.1%
CBS Corp. (Non-Voting Shares), Class B		199,660	7,966,434
Comcast Corp., Class A		440,425	25,051,374
Omnicom Group, Inc.		296,275	19,524,522
Thomson Reuters Corp.		178,010	7,166,683
Time Warner, Inc.		800	55,000
Walt Disney Co. (The)		33,800	3,454,360

			63,218,373

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		194,500	1,237,020
Steel Dynamics, Inc.		485,720	8,344,670

			9,581,690

Multiline Retail—2.3%
Dollar General Corp.		394,325	28,564,903
Nordstrom, Inc.		112,040	8,034,388

			36,599,291

Multi-Utilities—0.5%
National Grid plc ADR (United Kingdom)	†	113,940	7,933,642

Oil, Gas & Consumable Fuels—4.5%
BG Group plc (United Kingdom)		532,646	7,683,891
Chevron Corp.		216,740	17,096,451
Cimarex Energy Co.		5,100	522,648
Concho Resources, Inc.	*	4,100	403,030
Devon Energy Corp.		405,850	15,052,977
EOG Resources, Inc.		146,790	10,686,312
EQT Corp.		15,600	1,010,412
Marathon Oil Corp.		455,070	7,008,078
Pioneer Natural Resources Co.		55,500	6,751,020
Southwestern Energy Co.	*	361,970	4,593,399

			70,808,218

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.5%
International Paper Co.		206,420	$7,800,612

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A		17,000	1,371,560
Unilever plc ADR (United Kingdom)		311,100	12,686,658

			14,058,218

Pharmaceuticals—4.1%
AbbVie, Inc.		1,800	97,938
Allergan plc	*	31,953	8,685,145
AstraZeneca plc ADR (United Kingdom)		243,600	7,751,352
Bristol-Myers Squibb Co.		219,700	13,006,240
Eli Lilly & Co.		33,700	2,820,353
Merck & Co., Inc.		289,930	14,319,643
Perrigo Co. plc (Ireland)		300	47,181
Roche Holding AG ADR (Switzerland)		290,550	9,573,622
Shire plc ADR (Ireland)		1,800	369,414
Valeant Pharmaceuticals International, Inc.	*	36,800	6,564,384

			63,235,272

Professional Services—0.5%
IHS, Inc., Class A	*	5,100	591,600
Nielsen Holdings plc		164,000	7,293,080
Verisk Analytics, Inc.	*	600	44,346

			7,929,026

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. REIT		66,500	5,850,670

Road & Rail—0.8%
Canadian Pacific Railway Ltd. (Canada)		8,400	1,205,988
J.B. Hunt Transport Services, Inc.		10,300	735,420
Kansas City Southern		500	45,440
Union Pacific Corp.		123,400	10,909,794

			12,896,642

Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.		539,910	16,272,887
Marvell Technology Group Ltd. (Bermuda)		713,000	6,452,650
Maxim Integrated Products, Inc.		451,970	15,095,798

			37,821,335

Software—3.8%
Electronic Arts, Inc.	*	19,700	1,334,675
Microsoft Corp.		905,100	40,059,726
Red Hat, Inc.	*	32,281	2,320,358
salesforce.com, Inc.	*	84,700	5,880,721
ServiceNow, Inc.	*	26,300	1,826,535
Symantec Corp.		433,140	8,433,236

			59,855,251

Specialty Retail—3.3%
AutoZone, Inc.	*	3,200	2,316,256
CarMax, Inc.	*	14,400	854,208
Home Depot, Inc. (The)		38,100	4,400,169
L Brands, Inc.		13,100	1,180,703
Lowe’s Cos., Inc.		76,400	5,265,488
O’Reilly Automotive, Inc.	*	19,200	4,800,000
Ross Stores, Inc.		448,800	21,753,336
Signet Jewelers Ltd. (Bermuda)		57,300	7,800,249

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tractor Supply Co.		30,900	$2,605,488

			50,975,897

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.		60,100	6,629,030

Textiles, Apparel & Luxury Goods—1.0%
Hanesbrands, Inc.		92,300	2,671,162
NIKE, Inc., Class B		25,400	3,123,438
PVH Corp.		87,650	8,935,041
V.F. Corp.		4,000	272,840

			15,002,481

Tobacco—0.8%
British American Tobacco plc ADR (United Kingdom)		107,600	11,844,608

Wireless Telecommunication Services—0.0%
T-Mobile US, Inc.	*	10,500	418,005

TOTAL COMMON STOCKS (Cost $1,279,273,984)			1,509,176,853

MONEY MARKET FUNDS—4.0%
Institutional Money Market Funds—4.0%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	1,675,000	1,675,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	¥	51,111,185	51,111,185
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	2,589,845	2,589,845
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	1,675,000	1,675,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	1,675,000	1,675,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	1,675,000	1,675,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	1,675,000	1,675,000

TOTAL MONEY MARKET FUNDS (Cost $62,076,030)			62,076,030

TOTAL INVESTMENTS—100.8% (Cost $1,341,350,014)			1,571,252,883
Other assets less liabilities—(0.8%)			(12,231,374)

NET ASSETS—100.0%			$1,559,021,509

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—97.1%
Aerospace & Defense—0.6%
Textron, Inc.		307,367	$11,569,294

Airlines—2.2%
Delta Air Lines, Inc.		371,442	16,666,603
United Continental Holdings, Inc.	*	573,170	30,406,668

			47,073,271

Auto Components—1.5%
Delphi Automotive plc (United Kingdom)		417,793	31,768,980

Beverages—3.1%
Coca-Cola Enterprises, Inc.		306,644	14,826,237
Constellation Brands, Inc., Class A		260,683	32,640,119
Monster Beverage Corp.	*	136,100	18,392,554

			65,858,910

Biotechnology—6.7%
Alexion Pharmaceuticals, Inc.	*	129,927	20,319,284
Celgene Corp.	*	442,973	47,916,390
Gilead Sciences, Inc.		533,360	52,370,618
Vertex Pharmaceuticals, Inc.	*	189,295	19,713,181

			140,319,473

Building Products—0.2%
Masco Corp.		202,100	5,088,878

Capital Markets—3.2%
Affiliated Managers Group, Inc.	*	65,000	11,114,350
Charles Schwab Corp. (The)		912,406	26,058,315
Morgan Stanley		415,500	13,088,250
State Street Corp.		255,076	17,143,658

			67,404,573

Chemicals—3.0%
Celanese Corp., Series A		195,462	11,565,487
Dow Chemical Co. (The)		361,103	15,310,767
PPG Industries, Inc.		271,658	23,821,690
Sherwin-Williams Co. (The)		59,300	13,210,854

			63,908,798

Communications Equipment—0.5%
Palo Alto Networks, Inc.	*	56,989	9,802,108

Consumer Finance—0.9%
Capital One Financial Corp.		272,396	19,754,158

Diversified Financial Services—0.5%
McGraw Hill Financial, Inc.		125,265	10,835,422

Food & Staples Retailing—1.3%
Costco Wholesale Corp.		183,927	26,590,326

Food Products—0.3%
Mondelez International, Inc., Class A		151,178	6,329,823

Health Care Equipment & Supplies—3.5%
Cooper Cos., Inc. (The)		97,221	14,472,318
DexCom, Inc.	*	45,655	3,919,938
Edwards Lifesciences Corp.	*	159,339	22,653,226
IDEXX Laboratories, Inc.	*	167,300	12,422,025
Intuitive Surgical, Inc.	*	14,349	6,594,513
STERIS Corp.		221,862	14,414,374

			74,476,394

Health Care Providers & Services—2.3%
AmerisourceBergen Corp.		82,444	7,831,355
Cardinal Health, Inc.		148,013	11,370,359
Centene Corp.	*	229,000	12,418,670

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
McKesson Corp.		92,745	$17,160,607

			48,780,991

Health Care Technology—0.7%
Cerner Corp.	*	235,400	14,114,584

Hotels, Restaurants & Leisure—5.4%
Hilton Worldwide Holdings, Inc.		473,875	10,870,692
Royal Caribbean Cruises Ltd.		197,295	17,577,012
Starbucks Corp.		1,006,137	57,188,827
Yum! Brands, Inc.		364,570	29,147,372

			114,783,903

Internet & Catalog Retail—6.0%
Amazon.com, Inc.	*	111,978	57,320,419
Netflix, Inc.	*	160,854	16,609,784
Priceline Group, Inc. (The)	*	41,677	51,548,614

			125,478,817

Internet Software & Services—7.3%
Facebook, Inc., Class A	*	853,543	76,733,516
Google, Inc., Class A	*	56,800	36,259,416
Google, Inc., Class C	*	67,604	41,131,625

			154,124,557

IT Services—6.5%
Cognizant Technology Solutions Corp., Class A	*	217,806	13,636,833
FleetCor Technologies, Inc.	*	60,490	8,324,634
MasterCard, Inc., Class A		428,568	38,622,548
PayPal Holdings, Inc.	*	211,100	6,552,544
Visa, Inc., Class A		1,014,095	70,641,858

			137,778,417

Life Sciences Tools & Services—1.0%
Illumina, Inc.	*	51,715	9,092,531
Thermo Fisher Scientific, Inc.		90,907	11,116,108

			20,208,639

Machinery—0.2%
Caterpillar, Inc.		77,582	5,070,759

Media—2.3%
Comcast Corp., Class A		319,714	18,185,332
Twenty-First Century Fox, Inc., Class A		484,480	13,071,271
Walt Disney Co. (The)		170,081	17,382,278

			48,638,881

Multiline Retail—1.8%
Dollar Tree, Inc.	*	215,467	14,363,030
Target Corp.		284,719	22,395,997

			36,759,027

Oil, Gas & Consumable Fuels—0.9%
CONSOL Energy, Inc.		615,172	6,028,686
Valero Energy Corp.		214,141	12,869,874

			18,898,560

Personal Products—0.6%
Estee Lauder Cos., Inc. (The), Class A		143,604	11,585,971

Pharmaceuticals—5.7%
AbbVie, Inc.		387,355	21,075,986
Allergan plc	*	72,215	19,628,759
Bristol-Myers Squibb Co.		344,976	20,422,579
Eli Lilly & Co.		86,800	7,264,292
Jazz Pharmaceuticals plc (Ireland)	*	154,573	20,528,840

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Teva Pharmaceutical Industries Ltd. ADR (Israel)		567,107	$32,018,861

			120,939,317

Professional Services—0.6%
Nielsen Holdings plc		299,653	13,325,569

Road & Rail—1.3%
Canadian Pacific Railway Ltd. (Canada)		102,300	14,687,211
Union Pacific Corp.		148,300	13,111,203

			27,798,414

Semiconductors & Semiconductor Equipment—4.4%
Analog Devices, Inc.		236,599	13,346,550
Avago Technologies Ltd. (Singapore)		108,369	13,547,209
Lam Research Corp.		305,170	19,936,756
NXP Semiconductors NV (Netherlands)	*	359,078	31,264,921
Skyworks Solutions, Inc.		181,600	15,292,536

			93,387,972

Software—6.5%
Activision Blizzard, Inc.		186,600	5,764,074
Adobe Systems, Inc.	*	486,604	40,008,581
Electronic Arts, Inc.	*	236,800	16,043,200
Fortinet, Inc.	*	269,200	11,435,616
salesforce.com, Inc.	*	437,807	30,396,940
ServiceNow, Inc.	*	270,372	18,777,335
Splunk, Inc.	*	132,638	7,341,513
Tableau Software, Inc., Class A	*	93,146	7,431,188

			137,198,447

Specialty Retail—6.5%
Home Depot, Inc. (The)		135,305	15,626,374
L Brands, Inc.		152,374	13,733,469
Lowe’s Cos., Inc.		282,410	19,463,697
O’Reilly Automotive, Inc.	*	54,500	13,625,000
TJX Cos., Inc. (The)		324,474	23,173,933
Tractor Supply Co.		187,300	15,793,136
Ulta Salon Cosmetics & Fragrance, Inc.	*	220,013	35,939,124

			137,354,733

Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc.		1,055,362	116,406,429
EMC Corp.		433,395	10,470,823

			126,877,252

Textiles, Apparel & Luxury Goods—3.3%
NIKE, Inc., Class B		342,605	42,130,137
Under Armour, Inc., Class A	*	151,470	14,659,267
V.F. Corp.		182,612	12,455,964

			69,245,368

Wireless Telecommunication Services—0.3%
T-Mobile US, Inc.	*	175,265	6,977,300

TOTAL COMMON STOCKS (Cost $1,711,543,777)			2,050,107,886

Vantagepoint Growth Fund
	Shares	Value
MONEY MARKET FUNDS—3.3%
Institutional Money Market Fund—3.3%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $69,194,478)	¥69,194,478	$69,194,478

TOTAL INVESTMENTS—100.4% (Cost $1,780,738,255)		2,119,302,364
Other assets less liabilities—(0.4%)		(9,128,961)

NET ASSETS—100.0%		$2,110,173,403

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—96.6%
Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc.		8,412	$879,222
Rockwell Collins, Inc.		27,684	2,265,659
Spirit AeroSystems Holdings, Inc., Class A	*	20,565	994,112
TransDigm Group, Inc.	*	18,119	3,848,657

			7,987,650

Airlines—0.4%
American Airlines Group, Inc.		41,750	1,621,152

Auto Components—2.2%
Dana Holding Corp.		207,300	3,291,924
Delphi Automotive plc (United Kingdom)		30,800	2,342,032
Gentex Corp.		125,159	1,939,965
Magna International, Inc. (Canada)		15,230	731,192

			8,305,113

Automobiles—0.7%
Harley-Davidson, Inc.		47,245	2,593,750

Banks—5.6%
CIT Group, Inc.		94,900	3,798,847
Fifth Third Bancorp		278,608	5,268,477
M&T Bank Corp.		46,320	5,648,724
SunTrust Banks, Inc.		71,180	2,721,923
TCF Financial Corp.		80,502	1,220,411
Webster Financial Corp.		82,635	2,944,285

			21,602,667

Capital Markets—1.7%
E*TRADE Financial Corp.	*	120,545	3,173,950
Invesco Ltd.		67,090	2,095,221
Lazard Ltd., Class A (Bermuda)		25,965	1,124,284

			6,393,455

Chemicals—3.9%
Albemarle Corp.		29,120	1,284,192
Ashland, Inc.		38,400	3,863,808
Celanese Corp., Series A		70,539	4,173,793
Eastman Chemical Co.		38,600	2,498,192
Mosaic Co. (The)		100,748	3,134,270

			14,954,255

Commercial Services & Supplies—1.8%
KAR Auction Services, Inc.		38,740	1,375,270
Republic Services, Inc.		86,052	3,545,342
Steelcase, Inc., Class A		110,400	2,032,464

			6,953,076

Communications Equipment—0.9%
Ciena Corp.	*	95,335	1,975,341
Harris Corp.		19,305	1,412,161

			3,387,502

Construction & Engineering—2.5%
Fluor Corp.		47,730	2,021,365
Jacobs Engineering Group, Inc.	*	65,190	2,440,062
KBR, Inc.		155,935	2,597,877
Quanta Services, Inc.	*	106,319	2,573,983

			9,633,287

Consumer Finance—0.3%
Discover Financial Services		11,695	608,023
Synchrony Financial	*†	15,025	470,283

			1,078,306

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—2.2%
Berry Plastics Group, Inc.	*	55,880	$1,680,312
Crown Holdings, Inc.	*	23,930	1,094,797
Owens-Illinois, Inc.	*	154,900	3,209,528
Packaging Corp. of America		42,100	2,532,736

			8,517,373

Diversified Consumer Services—1.3%
H&R Block, Inc.		70,797	2,562,851
ServiceMaster Global Holdings, Inc.	*	74,845	2,511,050

			5,073,901

Diversified Financial Services—1.2%
Intercontinental Exchange, Inc.		9,042	2,124,780
Voya Financial, Inc.		61,700	2,392,109

			4,516,889

Diversified Telecommunication Services—0.8%
Level 3 Communications, Inc.	*	70,475	3,079,053

Electric Utilities—3.6%
Edison International		28,595	1,803,487
Exelon Corp.		88,690	2,634,093
Great Plains Energy, Inc.		115,400	3,118,108
OGE Energy Corp.		67,118	1,836,348
Pinnacle West Capital Corp.		66,200	4,246,068

			13,638,104

Electrical Equipment—0.3%
Hubbell, Inc., Class B		14,881	1,264,141

Electronic Equipment, Instruments & Components—3.8%
Arrow Electronics, Inc.	*	64,305	3,554,780
Avnet, Inc.		93,667	3,997,708
FLIR Systems, Inc.		96,458	2,699,859
Keysight Technologies, Inc.	*	138,384	4,267,763

			14,520,110

Energy Equipment & Services—1.9%
Helmerich & Payne, Inc.	†	14,889	703,654
McDermott International, Inc.	*†	162,206	697,486
Precision Drilling Corp. (Canada)		405,280	1,507,641
SEACOR Holdings, Inc.	*	32,500	1,943,825
Weatherford International plc (Switzerland)	*	309,600	2,625,408

			7,478,014

Food & Staples Retailing—0.5%
Kroger Co. (The)		52,274	1,885,523

Food Products—0.4%
Pilgrim’s Pride Corp.	†	40,625	844,187
Pinnacle Foods, Inc.		15,220	637,414

			1,481,601

Gas Utilities—0.4%
UGI Corp.		41,050	1,429,361

Health Care Equipment & Supplies—2.0%
Boston Scientific Corp.	*	125,780	2,064,050
Globus Medical, Inc., Class A	*	89,915	1,857,644
Hologic, Inc.	*	15,715	614,928
Zimmer Biomet Holdings, Inc.		34,100	3,203,013

			7,739,635

Health Care Providers & Services—2.0%
Amsurg Corp.	*	5,890	457,712
Laboratory Corp. of America Holdings	*	13,445	1,458,379

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Universal Health Services, Inc., Class B		30,800	$3,844,148
VCA, Inc.	*	33,135	1,744,558

			7,504,797

Hotels, Restaurants & Leisure—2.6%
Darden Restaurants, Inc.		18,900	1,295,406
MGM Resorts International	*	137,215	2,531,617
Royal Caribbean Cruises Ltd.		19,200	1,710,528
Wyndham Worldwide Corp.		63,300	4,551,270

			10,088,821

Household Durables—0.9%
D.R. Horton, Inc.		102,500	3,009,400
Newell Rubbermaid, Inc.		14,335	569,243

			3,578,643

Independent Power and Renewable Electricity Producers—0.6%
Dynegy, Inc.	*	56,795	1,173,952
NRG Energy, Inc.		72,795	1,081,006

			2,254,958

Insurance—10.6%
Alleghany Corp.	*	7,870	3,684,026
Allied World Assurance Co. Holdings AG (Switzerland)		53,126	2,027,820
Allstate Corp. (The)		110,210	6,418,630
Aon plc (United Kingdom)		29,862	2,646,072
Arch Capital Group Ltd. (Bermuda)	*	46,485	3,415,253
Endurance Specialty Holdings Ltd. (Bermuda)		46,500	2,837,895
FNF Group		83,300	2,954,651
Hartford Financial Services Group, Inc. (The)		46,655	2,135,866
Lincoln National Corp.		85,987	4,080,943
Loews Corp.		47,917	1,731,720
Progressive Corp. (The)		81,580	2,499,611
RenaissanceRe Holdings Ltd. (Bermuda)		10,845	1,153,040
Torchmark Corp.		49,214	2,775,670
XL Group plc (Ireland)		69,525	2,525,148

			40,886,345

Internet & Catalog Retail—1.2%
Liberty Interactive Corp. QVC Group, Series A	*	94,490	2,478,473
Liberty Ventures, Series A	*	57,200	2,308,020

			4,786,493

Internet Software & Services—0.5%
IAC/InterActiveCorp		31,866	2,079,894

IT Services—2.1%
Computer Sciences Corp.		65,167	3,999,950
Convergys Corp.		58,455	1,350,895
CoreLogic, Inc.	*	19,520	726,730
Teradata Corp.	*	68,259	1,976,781

			8,054,356

Leisure Products—1.6%
Brunswick Corp.		109,319	5,235,287
Mattel, Inc.		50,609	1,065,825

			6,301,112

Life Sciences Tools & Services—0.2%
Waters Corp.	*	6,565	776,049

Machinery—3.5%
Allison Transmission Holdings, Inc.		121,715	3,248,573

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dover Corp.		41,200	$2,355,816
ITT Corp.		61,910	2,069,651
Joy Global, Inc.	†	79,928	1,193,325
Kennametal, Inc.		68,304	1,700,087
Stanley Black & Decker, Inc.		15,935	1,545,376
Trinity Industries, Inc.		66,535	1,508,349

			13,621,177

Media—1.4%
Omnicom Group, Inc.		37,594	2,477,444
TEGNA, Inc.		123,507	2,765,322

			5,242,766

Metals & Mining—1.5%
Goldcorp, Inc. (Canada)		171,956	2,152,889
Kinross Gold Corp. (Canada)	*	411,729	708,174
Nucor Corp.		71,934	2,701,122

			5,562,185

Multiline Retail—1.1%
Nordstrom, Inc.		59,518	4,268,036

Multi-Utilities—3.3%
Ameren Corp.		24,170	1,021,666
DTE Energy Co.		37,990	3,053,256
PG&E Corp.		112,310	5,929,968
SCANA Corp.		48,850	2,748,301

			12,753,191

Oil, Gas & Consumable Fuels—5.0%
Apache Corp.		45,329	1,775,084
Denbury Resources, Inc.	†	236,409	576,838
Energen Corp.		58,460	2,914,816
Hess Corp.		81,145	4,062,119
Murphy Oil Corp.		128,000	3,097,600
Newfield Exploration Co.	*	74,110	2,438,219
SM Energy Co.		41,978	1,344,975
Southwestern Energy Co.	*	86,679	1,099,956
Valero Energy Corp.		16,630	999,463
WPX Energy, Inc.	*	148,870	985,519

			19,294,589

Paper & Forest Products—0.3%
International Paper Co.		27,475	1,038,280

Professional Services—0.3%
ManpowerGroup, Inc.		14,313	1,172,092

Real Estate Investment Trusts (REITs)—7.3%
American Capital Agency Corp. REIT		75,459	1,411,083
AvalonBay Communities, Inc. REIT		15,300	2,674,746
BioMed Realty Trust, Inc. REIT		150,418	3,005,352
CBL & Associates Properties, Inc. REIT		177,200	2,436,500
Duke Realty Corp. REIT		138,454	2,637,549
DuPont Fabros Technology, Inc. REIT		67,340	1,742,759
EPR Properties REIT		25,500	1,315,035
Hatteras Financial Corp. REIT		83,758	1,268,934
Lamar Advertising Co., Class A REIT		43,152	2,251,671
Liberty Property Trust REIT		92,000	2,898,920
MFA Financial, Inc. REIT		284,900	1,940,169
SL Green Realty Corp. REIT		23,585	2,550,953

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sunstone Hotel Investors, Inc. REIT		134,503	$1,779,475

			27,913,146

Real Estate Management & Development—0.8%
CBRE Group, Inc., Class A	*	91,815	2,938,080

Road & Rail—1.2%
Ryder System, Inc.		24,041	1,779,996
Werner Enterprises, Inc.		109,571	2,750,232

			4,530,228

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.		41,934	2,365,497
Cirrus Logic, Inc.	*	24,895	784,441
Integrated Device Technology, Inc.	*	54,050	1,097,215
KLA-Tencor Corp.		11,998	599,900
Lam Research Corp.		8,365	546,485
Marvell Technology Group Ltd. (Bermuda)		275,100	2,489,655
Mellanox Technologies Ltd. (Israel)	*	24,960	943,238
NXP Semiconductors NV (Netherlands)	*	8,040	700,043
Skyworks Solutions, Inc.		16,750	1,410,518

			10,936,992

Software—1.7%
Activision Blizzard, Inc.		78,575	2,427,182
Check Point Software Technologies Ltd. (Israel)	*	7,675	608,858
Electronic Arts, Inc.	*	24,630	1,668,682
Synopsys, Inc.	*	39,075	1,804,483

			6,509,205

Specialty Retail—1.4%
American Eagle Outfitters, Inc.	†	177,725	2,777,842
Bed Bath & Beyond, Inc.	*	39,718	2,264,720
Foot Locker, Inc.		2,980	214,471

			5,257,033

Technology Hardware, Storage & Peripherals—0.5%
SanDisk Corp.	†	24,750	1,344,667
Western Digital Corp.		9,275	736,806

			2,081,473

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.		51,944	1,502,740
PVH Corp.		21,935	2,236,054

			3,738,794

Trading Companies & Distributors—0.3%
AerCap Holdings NV (Netherlands)	*	32,975	1,260,964

Wireless Telecommunication Services—0.4%
SBA Communications Corp., Class A	*	13,240	1,386,758

TOTAL COMMON STOCKS (Cost $371,307,803)			370,950,375

MONEY MARKET FUNDS—4.8%
Institutional Money Market Funds—4.8%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	750,000	750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥13,215,905	13,215,905
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	890,870	890,870

Vantagepoint Select Value Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	1,000,000	$1,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	1,200,000	1,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	750,000	750,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	750,000	750,000

TOTAL MONEY MARKET FUNDS (Cost $18,556,775)			18,556,775

TOTAL INVESTMENTS—101.4% (Cost $389,864,578)			389,507,150
Other assets less liabilities—(1.4%)			(5,265,563)

NET ASSETS—100.0%			$384,241,587

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—2.8%
B/E Aerospace, Inc.		13,197	$579,348
BWX Technologies, Inc.		23,900	630,004
Hexcel Corp.		100,900	4,526,374
Huntington Ingalls Industries, Inc.		31,400	3,364,510
L-3 Communications Holdings, Inc.		36,300	3,794,076
Rockwell Collins, Inc.		46,046	3,768,405
Spirit AeroSystems Holdings, Inc., Class A	*	12,071	583,512
TASER International, Inc.	*†	133,000	2,929,325
Textron, Inc.		15,800	594,712
TransDigm Group, Inc.	*	13,744	2,919,363
United Technologies Corp.		37,900	3,372,721

			27,062,350

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		8,922	604,733
Expeditors International of Washington, Inc.		13,069	614,897
FedEx Corp.		56,590	8,147,828

			9,367,458

Airlines—1.0%
Alaska Air Group, Inc.		7,516	597,146
JetBlue Airways Corp.	*	22,700	584,979
Ryanair Holdings plc ADR (Ireland)		53,800	4,212,540
Southwest Airlines Co.		15,658	595,630
Spirit Airlines, Inc.	*	58,905	2,786,207
United Continental Holdings, Inc.	*	10,407	552,091

			9,328,593

Auto Components—1.0%
BorgWarner, Inc.		108,076	4,494,881
Delphi Automotive plc (United Kingdom)		8,100	615,924
Gentex Corp.		39,104	606,112
Gentherm, Inc.	*	71,440	3,209,085
Lear Corp.		5,735	623,853
Visteon Corp.	*	5,900	597,316

			10,147,171

Automobiles—0.1%
Harley-Davidson, Inc.		11,684	641,452
Thor Industries, Inc.		11,518	596,632

			1,238,084

Banks—0.1%
Signature Bank/New York	*	4,501	619,157
SVB Financial Group	*	5,035	581,744

			1,200,901

Beverages—1.1%
Brown-Forman Corp., Class A	†	5,400	577,746
Brown-Forman Corp., Class B		41,942	4,064,180
Coca-Cola Enterprises, Inc.		12,306	594,995
Constellation Brands, Inc., Class A		30,137	3,773,454
Dr. Pepper Snapple Group, Inc.		7,776	614,693
Monster Beverage Corp.	*	4,482	605,697

			10,230,765

Biotechnology—2.9%
Agios Pharmaceuticals, Inc.	*†	6,800	480,012
Alkermes plc (Ireland)	*	9,115	534,777
Alnylam Pharmaceuticals, Inc.	*	31,784	2,554,162
AMAG Pharmaceuticals, Inc.	*	54,041	2,147,049
BioMarin Pharmaceutical, Inc.	*	4,965	522,914
Bluebird Bio, Inc.	*	18,500	1,582,675

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cepheid, Inc.	*	73,153	$3,306,516
Clovis Oncology, Inc.	*	26,700	2,455,332
Incyte Corp.	*	5,142	567,317
Insys Therapeutics, Inc.	*†	35,200	1,001,792
Intercept Pharmaceuticals, Inc.	*†	3,285	544,850
Intrexon Corp.	*†	13,900	442,020
Isis Pharmaceuticals, Inc.	*	12,700	513,334
Juno Therapeutics, Inc.	*†	15,700	638,833
Medivation, Inc.	*	135,214	5,746,595
Novavax, Inc.	*	134,297	949,480
OPKO Health, Inc.	*†	63,200	531,512
Puma Biotechnology, Inc.	*†	6,800	512,448
Seattle Genetics, Inc.	*†	14,000	539,840
Ultragenyx Pharmaceutical, Inc.	*	17,900	1,723,949
United Therapeutics Corp.	*	4,206	551,995

			27,847,402

Building Products—1.2%
A.O. Smith Corp.		61,785	4,027,764
Allegion plc (Ireland)		78,989	4,554,506
Armstrong World Industries, Inc.	*	11,534	550,633
Fortune Brands Home & Security, Inc.		12,007	569,972
Lennox International, Inc.		5,017	568,577
Masco Corp.		22,758	573,047
USG Corp.	*	21,560	573,927

			11,418,426

Capital Markets—3.1%
Affiliated Managers Group, Inc.	*	3,545	606,160
Ameriprise Financial, Inc.		5,640	615,493
Apollo Global Management LLC, Class A		181,200	3,113,016
Artisan Partners Asset Management, Inc., Class A		16,455	579,710
Eaton Vance Corp.		17,810	595,210
Evercore Partners, Inc., Class A		52,500	2,637,600
Federated Investors, Inc., Class B		20,571	594,502
Franklin Resources, Inc.		87,100	3,245,346
Interactive Brokers Group, Inc., Class A		16,000	631,520
Invesco Ltd.		101,665	3,174,998
Lazard Ltd., Class A (Bermuda)		12,875	557,487
Legg Mason, Inc.		14,390	598,768
LPL Financial Holdings, Inc.	†	14,233	566,046
NorthStar Asset Management Group, Inc.		37,314	535,829
Och-Ziff Capital Management Group LLC, Class A		214,800	1,875,204
Raymond James Financial, Inc.		57,700	2,863,651
SEI Investments Co.		121,211	5,846,007
T. Rowe Price Group, Inc.		8,491	590,124
TD Ameritrade Holding Corp.		17,700	563,568
Waddell & Reed Financial, Inc., Class A		17,048	592,759

			30,382,998

Chemicals—2.5%
Airgas, Inc.		6,303	563,047
Ashland, Inc.		5,300	533,286
Axalta Coating Systems Ltd.	*	171,866	4,355,085
Celanese Corp., Series A		10,026	593,238
CF Industries Holdings, Inc.		12,600	565,740
Cytec Industries, Inc.		8,100	598,185
E.I. Du Pont de Nemours & Co.		120,400	5,803,280
Eastman Chemical Co.		8,914	576,914

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ecolab, Inc.		42,100	$4,619,212
FMC Corp.		16,577	562,126
Huntsman Corp.		42,665	413,424
International Flavors & Fragrances, Inc.		5,986	618,114
NewMarket Corp.		1,649	588,693
Platform Specialty Products Corp.	*	40,855	516,816
RPM International, Inc.		13,254	555,210
Scotts Miracle-Gro Co. (The), Class A		9,987	607,409
Sherwin-Williams Co. (The)		2,594	577,891
Sigma-Aldrich Corp.		4,307	598,329
Valspar Corp. (The)		7,941	570,799
W.R. Grace & Co.	*	6,490	603,895

			24,420,693

Commercial Services & Supplies—1.2%
Cintas Corp.		7,002	600,422
Clean Harbors, Inc.	*	12,443	547,119
Copart, Inc.	*	79,809	2,625,716
Covanta Holding Corp.		30,945	539,990
KAR Auction Services, Inc.		16,760	594,980
Pitney Bowes, Inc.		31,165	618,625
R.R. Donnelley & Sons Co.		40,480	589,389
Rollins, Inc.		21,674	582,380
Stericycle, Inc.	*	32,653	4,548,890
Tyco International plc		17,020	569,489

			11,817,000

Communications Equipment—1.0%
Arista Networks, Inc.	*†	9,200	562,948
ARRIS Group, Inc.	*	23,050	598,609
CommScope Holding Co., Inc.	*	19,505	585,735
F5 Networks, Inc.	*	5,390	624,162
Harris Corp.		8,552	625,579
Juniper Networks, Inc.		23,800	611,898
Motorola Solutions, Inc.		8,945	611,659
Palo Alto Networks, Inc.	*	3,378	581,016
ViaSat, Inc.	*	82,600	5,310,354

			10,111,960

Construction & Engineering—0.1%
AECOM	*	23,300	640,983
Quanta Services, Inc.	*	25,400	614,934

			1,255,917

Construction Materials—0.5%
Eagle Materials, Inc.		8,145	557,281
Martin Marietta Materials, Inc.		3,765	572,092
Vulcan Materials Co.		41,600	3,710,720

			4,840,093

Consumer Finance—0.3%
Ally Financial, Inc.	*	28,750	585,925
Credit Acceptance Corp.	*†	2,900	570,923
LendingClub Corp.	*†	43,900	580,797
Santander Consumer USA Holdings, Inc.	*	27,726	566,165
SLM Corp.	*	76,095	563,103

			2,866,913

Containers & Packaging—0.7%
AptarGroup, Inc.		9,057	597,400
Avery Dennison Corp.		10,800	610,956
Ball Corp.		9,234	574,355
Bemis Co., Inc.		14,500	573,765
Crown Holdings, Inc.	*	12,352	565,104

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Graphic Packaging Holding Co.		45,000	$575,550
Owens-Illinois, Inc.	*	28,173	583,745
Packaging Corp. of America		9,689	582,890
Sealed Air Corp.		12,879	603,767
Silgan Holdings, Inc.		12,373	643,891
WestRock Co.		11,400	586,416

			6,497,839

Distributors—0.5%
Genuine Parts Co.		7,285	603,854
LKQ Corp.	*	20,454	580,075
Pool Corp.		53,200	3,846,360

			5,030,289

Diversified Consumer Services—2.1%
Bright Horizons Family Solutions, Inc.	*	62,700	4,027,848
Graham Holdings Co., Class B		9,350	5,394,950
H&R Block, Inc.		16,685	603,997
Service Corp. International		22,550	611,105
ServiceMaster Global Holdings, Inc.	*	287,770	9,654,683

			20,292,583

Diversified Financial Services—1.3%
CBOE Holdings, Inc.		9,126	612,172
Intercontinental Exchange, Inc.		2,607	612,619
Leucadia National Corp.		29,913	606,038
McGraw Hill Financial, Inc.		60,582	5,240,343
Moody’s Corp.		6,084	597,449
MSCI, Inc.		9,792	582,232
Nasdaq, Inc.		77,000	4,106,410

			12,357,263

Diversified Telecommunication Services—1.8%
Level 3 Communications, Inc.	*	292,754	12,790,422
Zayo Group Holdings, Inc.	*†	179,250	4,545,780

			17,336,202

Electric Utilities—0.1%
ITC Holdings Corp.		18,425	614,290

Electrical Equipment—1.4%
Acuity Brands, Inc.		24,065	4,225,333
AMETEK, Inc.		82,330	4,307,505
Babcock & Wilcox Enterprises, Inc.	*	35,650	598,920
Hubbell, Inc., Class B		36,622	3,111,039
Regal Beloit Corp.		10,200	575,790
Rockwell Automation, Inc.		5,993	608,110
SolarCity Corp.	*†	13,770	588,117

			14,014,814

Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp., Class A		63,526	3,237,285
CDW Corp.		14,920	609,631
Cognex Corp.		81,800	2,811,466
FLIR Systems, Inc.		21,422	599,602
Ingram Micro, Inc., Class A		22,700	618,348
IPG Photonics Corp.	*	7,520	571,294
Jabil Circuit, Inc.		30,300	677,811
Keysight Technologies, Inc.	*	19,003	586,052
National Instruments Corp.		22,125	614,854
Trimble Navigation Ltd.	*	36,516	599,593
Zebra Technologies Corp., Class A	*	7,451	570,374

			11,496,310

Energy Equipment & Services—0.8%
FMC Technologies, Inc.	*	18,413	570,803

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
National Oilwell Varco, Inc.		106,000	$3,990,900
Oceaneering International, Inc.		74,139	2,912,180
RPC, Inc.	†	59,553	527,044

			8,000,927

Food & Staples Retailing—0.2%
Rite Aid Corp.	*	86,198	523,222
Sprouts Farmers Market, Inc.	*	27,700	584,470
Sysco Corp.		15,300	596,241
Whole Foods Market, Inc.		19,187	607,268

			2,311,201

Food Products—1.2%
Campbell Soup Co.		11,761	596,047
ConAgra Foods, Inc.		15,300	619,803
Flowers Foods, Inc.		23,814	589,158
Hain Celestial Group, Inc. (The)	*	11,030	569,148
Hershey Co. (The)		6,551	601,906
Hormel Foods Corp.		9,977	631,644
Ingredion, Inc.		7,011	612,130
Kellogg Co.		9,000	598,950
Keurig Green Mountain, Inc.		10,979	572,445
McCormick & Co., Inc. (Non-Voting Shares)		7,320	601,558
Mead Johnson Nutrition Co.		8,264	581,786
Pilgrim’s Pride Corp.	†	27,955	580,905
Tyson Foods, Inc., Class A		14,335	617,838
WhiteWave Foods Co. (The)	*	96,757	3,884,794

			11,658,112

Health Care Equipment & Supplies—3.0%
Alere, Inc.	*	101,807	4,902,007
Align Technology, Inc.	*	84,076	4,772,154
Boston Scientific Corp.	*	251,615	4,129,002
C.R. Bard, Inc.		3,130	583,150
Cooper Cos., Inc. (The)		23,976	3,569,067
DENTSPLY International, Inc.		11,360	574,475
DexCom, Inc.	*	53,086	4,557,964
Edwards Lifesciences Corp.	*	4,252	604,507
Hill-Rom Holdings, Inc.		10,520	546,935
Hologic, Inc.	*	14,690	574,820
IDEXX Laboratories, Inc.	*	7,900	586,575
Intuitive Surgical, Inc.	*	1,201	551,956
ResMed, Inc.		11,918	607,341
Sirona Dental Systems, Inc.	*	6,102	569,561
St. Jude Medical, Inc.		9,070	572,226
Varian Medical Systems, Inc.	*	7,840	578,435
Zimmer Biomet Holdings, Inc.		5,942	558,132

			28,838,307

Health Care Providers & Services—4.7%
Acadia Healthcare Co., Inc.	*	8,000	530,160
AmerisourceBergen Corp.		5,907	561,106
Brookdale Senior Living, Inc.	*	23,300	534,968
Centene Corp.	*	34,358	1,863,234
Community Health Systems, Inc.	*	62,600	2,677,402
DaVita HealthCare Partners, Inc.	*	140,664	10,174,227
Envision Healthcare Holdings, Inc.	*	284,895	10,481,287
Health Net, Inc.	*	35,500	2,137,810
HealthEquity, Inc.	*	33,777	998,110
Henry Schein, Inc.	*	4,605	611,176
Laboratory Corp. of America Holdings	*	5,160	559,705
LifePoint Health, Inc.	*	8,000	567,200
MEDNAX, Inc.	*	7,095	544,825
Patterson Cos., Inc.		13,697	592,395

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Premier, Inc., Class A	*	119,090	$4,093,123
Tenet Healthcare Corp.	*	13,570	501,005
Universal Health Services, Inc., Class B		29,217	3,646,574
VCA, Inc.	*	81,800	4,306,770

			45,381,077

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc.	*	44,200	548,080
athenahealth, Inc.	*†	4,272	569,671
Cerner Corp.	*	9,686	580,773
IMS Health Holdings, Inc.	*	19,090	555,519
Inovalon Holdings, Inc., Class A	*†	27,700	576,991
Veeva Systems, Inc., Class A	*†	23,800	557,158

			3,388,192

Hotels, Restaurants & Leisure—4.6%
Aramark		132,902	3,939,215
Brinker International, Inc.		11,392	600,017
Chipotle Mexican Grill, Inc.	*	843	607,171
Choice Hotels International, Inc.		12,196	581,139
Darden Restaurants, Inc.		8,500	582,590
Dave & Buster’s Entertainment, Inc.	*	92,539	3,500,750
Domino’s Pizza, Inc.		51,308	5,536,646
Dunkin’ Brands Group, Inc.		12,053	590,597
Extended Stay America, Inc.		35,200	590,656
Hilton Worldwide Holdings, Inc.		25,795	591,737
International Game Technology plc	†	36,700	562,611
Marriott International, Inc., Class A		8,756	597,159
McDonald’s Corp.		73,600	7,251,808
MGM Resorts International	*	31,180	575,271
Norwegian Cruise Line Holdings Ltd.	*	9,696	555,581
Panera Bread Co., Class A	*	3,216	622,007
Six Flags Entertainment Corp.		13,016	595,873
Starwood Hotels & Resorts Worldwide, Inc.		8,658	575,584
Vail Resorts, Inc.		33,059	3,460,616
Wyndham Worldwide Corp.		50,605	3,638,500
Wynn Resorts Ltd.		166,252	8,831,306

			44,386,834

Household Durables—2.4%
D.R. Horton, Inc.		19,999	587,171
GoPro, Inc., Class A	*†	18,500	577,570
Harman International Industries, Inc.		29,200	2,802,908
Jarden Corp.	*	194,348	9,499,730
Leggett & Platt, Inc.		13,593	560,711
Lennar Corp., Class A		12,125	583,576
Lennar Corp., Class B		14,500	574,200
Mohawk Industries, Inc.	*	3,100	563,549
Newell Rubbermaid, Inc.		14,690	583,340
NVR, Inc.	*	433	660,420
Tempur Sealy International, Inc.	*	55,303	3,950,293
Toll Brothers, Inc.	*	17,500	599,200
TopBuild Corp.	*	19,106	591,713
Tupperware Brands Corp.	†	12,282	607,836
Whirlpool Corp.		3,805	560,325

			23,302,542

Household Products—0.5%
Church & Dwight Co., Inc.		48,514	4,070,325
Clorox Co. (The)		5,270	608,843
Spectrum Brands Holdings, Inc.		6,420	587,494

			5,266,662

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	41,150	$600,790
TerraForm Power, Inc., Class A	*	35,300	501,966

			1,102,756

Industrial Conglomerates—2.2%
Carlisle Cos., Inc.		64,000	5,592,320
CK Hutchison Holdings Ltd. ADR (Hong Kong)		680,000	8,846,800
Koninklijke Philips NV NYRS (Netherlands)		278,462	6,532,719
Roper Technologies, Inc.		3,805	596,243

			21,568,082

Insurance—2.6%
AmTrust Financial Services, Inc.		9,900	623,502
Aon plc (United Kingdom)		93,714	8,303,998
Arthur J. Gallagher & Co.		13,854	571,893
Assured Guaranty Ltd. (Bermuda)		133,800	3,345,000
Erie Indemnity Co., Class A		7,479	620,308
Loews Corp.		171,900	6,212,466
Markel Corp.	*	700	561,302
RenaissanceRe Holdings Ltd. (Bermuda)		45,800	4,869,456

			25,107,925

Internet & Catalog Retail—0.5%
Expedia, Inc.		4,903	576,985
Groupon, Inc.	*†	161,790	527,436
HomeAway, Inc.	*	21,869	580,403
Liberty Interactive Corp. QVC Group, Series A	*	22,153	581,073
Liberty Ventures, Series A	*	14,564	587,657
TripAdvisor, Inc.	*	9,221	581,108
Vipshop Holdings Ltd. ADR (China)	*	77,100	1,295,280

			4,729,942

Internet Software & Services—2.3%
Akamai Technologies, Inc.	*	8,583	592,742
CoStar Group, Inc.	*	51,747	8,955,336
GoDaddy, Inc., Class A	*†	24,000	605,040
Google, Inc., Class C	*	10,774	6,555,117
IAC/InterActiveCorp		8,862	578,423
LinkedIn Corp., Class A	*	3,118	592,825
Pandora Media, Inc.	*	29,073	620,418
Rackspace Hosting, Inc.	*	21,159	522,204
Twitter, Inc.	*	22,505	606,285
VeriSign, Inc.	*†	8,631	609,003
Yelp, Inc.	*†	26,095	565,218
Zillow Group, Inc., Class A	*†	21,265	610,943
Zillow Group, Inc., Class C	*†	21,930	592,110

			22,005,664

IT Services—7.3%
Alliance Data Systems Corp.	*	44,356	11,487,317
Amdocs Ltd.		91,600	5,210,208
Black Knight Financial Services, Inc., Class A	*	77,890	2,535,319
Booz Allen Hamilton Holding Corp.		154,131	4,039,773
Broadridge Financial Solutions, Inc.		10,966	606,968
CoreLogic, Inc.	*	16,500	614,295
DST Systems, Inc.		5,656	594,672
EPAM Systems, Inc.	*	55,571	4,141,151
Euronet Worldwide, Inc.	*	65,632	4,862,675
Fidelity National Information Services, Inc.		8,709	584,200

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fiserv, Inc.	*	6,909	$598,388
FleetCor Technologies, Inc.	*	3,906	537,544
Gartner, Inc.	*	90,864	7,626,215
Genpact Ltd.	*	26,000	613,860
Global Payments, Inc.		51,831	5,946,571
Jack Henry & Associates, Inc.		8,594	598,228
Leidos Holdings, Inc.		14,100	582,471
NeuStar, Inc., Class A	*†	121,100	3,295,131
Paychex, Inc.		13,012	619,762
Sabre Corp.		21,431	582,495
Teradata Corp.	*	21,277	616,182
Total System Services, Inc.		12,918	586,865
Vantiv, Inc., Class A	*	210,066	9,436,165
VeriFone Systems, Inc.	*	22,455	622,677
Western Union Co. (The)		32,498	596,663
WEX, Inc.	*	44,500	3,864,380

			71,400,175

Leisure Products—0.8%
Brunswick Corp.		64,500	3,088,905
Hasbro, Inc.		7,957	574,018
Polaris Industries, Inc.		29,014	3,477,908
Vista Outdoor, Inc.	*	13,600	604,248

			7,745,079

Life Sciences Tools & Services—0.5%
Bio-Techne Corp.		6,407	592,391
Bruker Corp.	*	34,192	561,774
Charles River Laboratories International, Inc.	*	8,754	556,054
Mettler-Toledo International, Inc.	*	2,092	595,676
PerkinElmer, Inc.		12,330	566,687
Quintiles Transnational Holdings, Inc.	*	7,965	554,125
VWR Corp.	*	22,800	585,732
Waters Corp.	*	5,136	607,127

			4,619,566

Machinery—3.4%
Allison Transmission Holdings, Inc.		22,556	602,020
CNH Industrial NV (United Kingdom)	†	1,064,200	6,938,584
Donaldson Co., Inc.		20,569	577,578
Flowserve Corp.		76,138	3,132,317
Graco, Inc.		9,337	625,859
IDEX Corp.		8,424	600,631
Ingersoll-Rand plc		11,323	574,869
Lincoln Electric Holdings, Inc.		10,692	560,582
Middleby Corp. (The)	*	5,370	564,870
Nordson Corp.		9,673	608,819
PACCAR, Inc.		10,966	572,096
Parker-Hannifin Corp.		5,683	552,956
Proto Labs, Inc.	*†	23,800	1,594,600
Snap-on, Inc.		3,876	585,043
Stanley Black & Decker, Inc.		6,340	614,853
Toro Co. (The)		8,344	588,586
Valmont Industries, Inc.	†	5,935	563,172
WABCO Holdings, Inc.	*	67,215	7,046,148
Wabtec Corp.		67,941	5,982,205

			32,885,788

Media—3.8%
AMC Networks, Inc., Class A	*	8,068	590,336
Cablevision Systems Corp., Class A		18,205	591,116
Charter Communications, Inc., Class A	*†	31,875	5,605,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cinemark Holdings, Inc.		138,494	$4,499,670
Clear Channel Outdoor Holdings, Inc., Class A	*	79,844	569,288
Discovery Communications, Inc., Class A	*†	21,765	566,543
Discovery Communications, Inc., Class C	*	23,265	565,107
DreamWorks Animation SKG, Inc., Class A	*†	415,300	7,246,985
Interpublic Group of Cos., Inc. (The)		30,761	588,458
Lions Gate Entertainment Corp.		15,780	580,704
Live Nation Entertainment, Inc.	*	23,465	564,099
Madison Square Garden Co. (The), Class A	*	8,100	584,334
Markit Ltd. (United Kingdom)	*	159,700	4,631,300
Morningstar, Inc.		7,288	584,935
Omnicom Group, Inc.		8,989	592,375
Regal Entertainment Group, Class A	†	33,376	623,797
Scripps Networks Interactive, Inc., Class A		141,785	6,974,404
Sirius XM Holdings, Inc.	*	157,550	589,237
Starz, Class A	*	14,913	556,851

			37,104,758

Metals & Mining—0.3%
Compass Minerals International, Inc.		7,972	624,765
Royal Gold, Inc.		12,900	606,042
Steel Dynamics, Inc.		35,400	608,172
Tahoe Resources, Inc.		76,193	589,734

			2,428,713

Multiline Retail—0.7%
Dillard’s, Inc., Class A	†	6,685	584,202
Dollar General Corp.		8,393	607,989
Dollar Tree, Inc.	*	61,155	4,076,592
Macy’s, Inc.		11,407	585,407
Nordstrom, Inc.		8,144	584,006
Sears Holdings Corp.	*†	23,659	534,694

			6,972,890

Oil, Gas & Consumable Fuels—2.2%
Cabot Oil & Gas Corp.		25,572	559,004
Chesapeake Energy Corp.	†	595,950	4,368,314
CONSOL Energy, Inc.	†	315,700	3,093,860
Continental Resources, Inc.	*	21,536	623,898
CVR Energy, Inc.		14,750	605,487
Diamondback Energy, Inc.	*	47,500	3,068,500
HollyFrontier Corp.		12,775	623,931
Memorial Resource Development Corp.	*	33,100	581,898
Murphy Oil Corp.		99,200	2,400,640
ONEOK, Inc.		16,831	541,958
Range Resources Corp.	†	92,957	2,985,779
Targa Resources Corp.		10,675	549,976
Teekay Corp. (Bermuda)		18,875	559,455
Tesoro Corp.		6,118	594,914
World Fuel Services Corp.		16,451	588,946

			21,746,560

Paper & Forest Products—0.1%
International Paper Co.		15,327	579,207

Personal Products—0.2%
Coty, Inc., Class A		22,214	601,111

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Herbalife Ltd.	*†	10,902	$594,159
Nu Skin Enterprises, Inc., Class A	†	14,724	607,807

			1,803,077

Pharmaceuticals—1.1%
Akorn, Inc.	*	16,400	467,482
Catalent, Inc.	*	97,200	2,361,960
Endo International plc (Ireland)	*	61,714	4,275,546
GW Pharmaceuticals plc ADR (United Kingdom)	*	12,400	1,132,988
Intersect ENT, Inc.	*	12,928	302,515
Jazz Pharmaceuticals plc (Ireland)	*	3,835	509,326
Mallinckrodt plc	*	8,442	539,782
Perrigo Co. plc (Ireland)		3,513	552,490
Zoetis, Inc.		13,786	567,707

			10,709,796

Professional Services—2.8%
Dun & Bradstreet Corp. (The)		5,673	595,665
Equifax, Inc.		74,602	7,249,822
IHS, Inc., Class A	*	28,375	3,291,500
Nielsen Holdings plc		230,897	10,267,989
Robert Half International, Inc.		11,923	609,981
Towers Watson & Co., Class A		5,000	586,900
Verisk Analytics, Inc.	*	60,870	4,498,902

			27,100,759

Real Estate Investment Trusts (REITs)—1.2%
Boston Properties, Inc. REIT		5,164	611,418
Columbia Property Trust, Inc. REIT		26,725	620,020
Crown Castle International Corp. REIT		8,208	647,365
Digital Realty Trust, Inc. REIT		9,400	614,008
Empire State Realty Trust, Inc., Class A REIT		35,100	597,753
Equinix, Inc. REIT		2,072	566,485
Equity LifeStyle Properties, Inc. REIT		10,402	609,245
Extra Space Storage, Inc. REIT		7,906	610,027
Federal Realty Investment Trust REIT		4,481	611,432
Gaming and Leisure Properties, Inc. REIT		20,055	595,633
Healthcare Trust of America, Inc., Class A REIT		24,562	602,015
Iron Mountain, Inc. REIT		21,249	659,144
Lamar Advertising Co., Class A REIT		11,495	599,809
Omega Healthcare Investors, Inc. REIT		16,965	596,320
Plum Creek Timber Co., Inc. REIT		15,085	596,008
Post Properties, Inc. REIT		10,200	594,558
Tanger Factory Outlet Centers, Inc. REIT		18,277	602,593
Taubman Centers, Inc. REIT		8,584	592,983
Welltower, Inc. REIT		8,823	597,493
Weyerhaeuser Co. REIT		20,997	574,058

			12,098,367

Real Estate Management & Development—0.4%
CBRE Group, Inc., Class A	*	69,277	2,216,864
Howard Hughes Corp. (The)	*	4,990	572,553
Jones Lang LaSalle, Inc.		3,865	555,671
Realogy Holdings Corp.	*	15,266	574,459

			3,919,547

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—1.6%
AMERCO		1,530	$602,009
Avis Budget Group, Inc.	*	121,940	5,326,340
Genesee & Wyoming, Inc., Class A	*	69,040	4,078,883
Hertz Global Holdings, Inc.	*	34,944	584,613
J.B. Hunt Transport Services, Inc.		7,945	567,273
Landstar System, Inc.		8,987	570,405
Old Dominion Freight Line, Inc.	*	64,575	3,939,075

			15,668,598

Semiconductors & Semiconductor Equipment—1.9%
Altera Corp.		11,943	598,106
Ambarella, Inc.	*†	33,000	1,907,070
Analog Devices, Inc.		10,339	583,223
Applied Materials, Inc.		41,288	606,521
Atmel Corp.		74,684	602,700
Cavium, Inc.	*	1,020	62,597
Freescale Semiconductor Ltd.	*	16,484	602,985
KLA-Tencor Corp.		12,555	627,750
Lam Research Corp.		57,399	3,749,877
Linear Technology Corp.		14,838	598,713
Maxim Integrated Products, Inc.		18,449	616,197
Microchip Technology, Inc.	†	13,816	595,331
NXP Semiconductors NV (Netherlands)	*	35,600	3,099,692
ON Semiconductor Corp.	*	64,300	604,420
Qorvo, Inc.	*	12,600	567,630
Skyworks Solutions, Inc.		6,891	580,291
SunEdison, Inc.	*†	64,790	465,192
SunPower Corp.	*†	27,915	559,417
Tower Semiconductor Ltd. (Israel)	*	64,321	827,811
Xilinx, Inc.		14,896	631,590

			18,487,113

Software—5.1%
ANSYS, Inc.	*	6,607	582,341
Autodesk, Inc.	*	12,853	567,331
Cadence Design Systems, Inc.	*	28,524	589,876
CDK Global, Inc.		12,000	573,360
Citrix Systems, Inc.	*	8,378	580,428
CyberArk Software Ltd. (Israel)	*	64,866	3,252,381
Electronic Arts, Inc.	*	8,725	591,119
FactSet Research Systems, Inc.		3,713	593,375
FireEye, Inc.	*†	17,920	570,214
Fleetmatics Group plc (Ireland)	*	57,537	2,824,491
Fortinet, Inc.	*	13,156	558,867
Guidewire Software, Inc.	*	65,642	3,451,456
Imperva, Inc.	*	36,278	2,375,484
Intuit, Inc.		6,515	578,206
King Digital Entertainment plc (Ireland)		43,800	593,052
NetSuite, Inc.	*†	6,855	575,135
Paycom Software, Inc.	*	106,085	3,809,512
PTC, Inc.	*	18,175	576,875
Qlik Technologies, Inc.	*	100,100	3,648,645
Red Hat, Inc.	*	8,284	595,454
ServiceNow, Inc.	*	30,307	2,104,821
SolarWinds, Inc.	*	14,523	569,883
Solera Holdings, Inc.		10,921	589,734
Splunk, Inc.	*	79,660	4,409,181
SS&C Technologies Holdings, Inc.		8,200	574,328
Synopsys, Inc.	*	13,300	614,194
Tableau Software, Inc., Class A	*	48,058	3,834,067
Take-Two Interactive Software, Inc.	*	111,100	3,191,903
Tyler Technologies, Inc.	*	33,070	4,937,682
Ultimate Software Group, Inc. (The)	*	3,200	572,832

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Workday, Inc., Class A	*	8,500	$585,310

			49,471,537

Specialty Retail—5.3%
Aaron’s, Inc.		16,057	579,818
Advance Auto Parts, Inc.		3,463	656,342
AutoNation, Inc.	*	10,391	604,548
AutoZone, Inc.	*	848	613,808
Bed Bath & Beyond, Inc.	*	10,067	574,020
Cabela’s, Inc.	*†	13,065	595,764
Caleres, Inc.		88,000	2,686,640
CarMax, Inc.	*	9,844	583,946
CST Brands, Inc.		17,367	584,573
Dick’s Sporting Goods, Inc.		12,793	634,661
DSW, Inc., Class A		21,400	541,634
Foot Locker, Inc.		8,185	589,074
Gap, Inc. (The)		19,315	550,477
GNC Holdings, Inc., Class A		14,776	597,246
L Brands, Inc.		6,567	591,884
Lithia Motors, Inc., Class A		38,200	4,129,802
Men’s Wearhouse, Inc. (The)		66,900	2,844,588
Michaels Cos., Inc. (The)	*	135,873	3,138,666
Murphy USA, Inc.	*	11,445	628,903
Office Depot, Inc.	*	86,100	552,762
O’Reilly Automotive, Inc.	*	26,954	6,738,500
Penske Automotive Group, Inc.		11,882	575,564
Ross Stores, Inc.		70,046	3,395,130
Sally Beauty Holdings, Inc.	*	150,378	3,571,478
Signet Jewelers Ltd. (Bermuda)		4,248	578,280
Tiffany & Co.		7,654	591,042
Tractor Supply Co.		55,321	4,664,667
Ulta Salon Cosmetics & Fragrance, Inc.	*	24,506	4,003,055
Urban Outfitters, Inc.	*	20,623	605,904
Williams-Sonoma, Inc.		56,162	4,287,969

			51,290,745

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp.	*†	49,700	574,035
NetApp, Inc.		20,764	614,614

			1,188,649

Textiles, Apparel & Luxury Goods—1.6%
Carter’s, Inc.		6,175	559,702
Coach, Inc.		21,240	614,473
Columbia Sportswear Co.		55,817	3,281,481
Fossil Group, Inc.	*†	10,519	587,802
Hanesbrands, Inc.		141,724	4,101,493
Kate Spade & Co.	*	31,095	594,226
lululemon athletica, Inc. (Canada)	*†	70,499	3,570,774
Michael Kors Holdings Ltd. (United Kingdom)	*	14,923	630,348
Ralph Lauren Corp.		5,540	654,606
Skechers U.S.A., Inc., Class A	*	4,200	563,136
Under Armour, Inc., Class A	*	5,946	575,454

			15,733,495

Trading Companies & Distributors—1.7%
AerCap Holdings NV (Netherlands)	*	85,300	3,261,872
Air Lease Corp.		101,400	3,135,288
Fastenal Co.	†	103,313	3,782,289
HD Supply Holdings, Inc.	*	138,955	3,976,892
MSC Industrial Direct Co., Inc., Class A		9,537	582,043
United Rentals, Inc.	*	9,513	571,256
W.W. Grainger, Inc.	†	2,792	600,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Watsco, Inc.		4,900	$580,552

			16,490,500

Wireless Telecommunication Services—1.3%
SBA Communications Corp., Class A	*	119,592	12,526,066

TOTAL COMMON STOCKS (Cost $883,617,898)			950,195,522

MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	11,850,000	11,850,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	¥	21,985,422	21,985,422
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	8,223,601	8,223,601
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	8,850,000	8,850,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	11,400,000	11,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	11,850,000	11,850,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	11,850,000	11,850,000

TOTAL MONEY MARKET FUNDS (Cost $86,009,023)			86,009,023

TOTAL INVESTMENTS—106.6% (Cost $969,626,921)			1,036,204,545
Other assets less liabilities—(6.6%)			(64,216,850)

NET ASSETS—100.0%			$971,987,695

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—49.3%
Aerospace & Defense—0.4%
Astronics Corp.	*	10,500	$424,515
Astronics Corp., Class B	*†	12,007	489,045

			913,560

Air Freight & Logistics—0.4%
Park-Ohio Holdings Corp.		28,441	820,807

Auto Components—0.4%
Standard Motor Products, Inc.		25,142	876,953

Automobiles—0.5%
Winnebago Industries, Inc.	†	63,153	1,209,380

Banks—3.1%
Ameris Bancorp		44,000	1,265,000
Bank of Marin Bancorp		27,804	1,334,314
Blue Hills Bancorp, Inc.		103,223	1,429,638
Flushing Financial Corp.		72,594	1,453,332
Heritage Financial Corp./Washington		79,868	1,503,116

			6,985,400

Biotechnology—2.9%
Arena Pharmaceuticals, Inc.	*†	308,040	588,356
Cara Therapeutics, Inc.	*	59,420	849,112
Dicerna Pharmaceuticals, Inc.	*†	129,861	1,066,159
Ironwood Pharmaceuticals, Inc.	*	122,000	1,271,240
Trevena, Inc.	*	175,692	1,818,412
Zafgen, Inc.	*	31,598	1,009,556

			6,602,835

Building Products—0.5%
Insteel Industries, Inc.		65,589	1,054,671

Capital Markets—1.5%
Alaris Royalty Corp. (Canada)		55,800	1,127,289
HFF, Inc., Class A		32,442	1,095,242
Westwood Holdings Group, Inc.		21,485	1,167,710

			3,390,241

Chemicals—0.4%
Orion Engineered Carbons SA (Luxembourg)		67,901	981,169

Commercial Services & Supplies—1.0%
CECO Environmental Corp.		162,172	1,328,189
Heritage-Crystal Clean, Inc.	*	104,696	1,075,228

			2,403,417

Communications Equipment—1.8%
CalAmp Corp.	*	91,011	1,464,367
Mitel Networks Corp. (Canada)	*†	219,697	1,417,046
ParkerVision, Inc.	*†	622,671	116,751
Radware Ltd. (Israel)	*	65,062	1,057,908

			4,056,072

Construction & Engineering—0.5%
EMCOR Group, Inc.		27,451	1,214,707

Consumer Finance—0.7%
Regional Management Corp.	*	97,593	1,512,691

Containers & Packaging—0.5%
Myers Industries, Inc.		77,720	1,041,448

Electric Utilities—1.1%
ALLETE, Inc.		24,489	1,236,449
Spark Energy, Inc., Class A	†	71,874	1,189,515

			2,425,964

Electronic Equipment, Instruments & Components—1.4%
Control4 Corp.	*†	63,523	518,348

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fabrinet (Thailand)	*	78,900	$1,446,237
Newport Corp.	*	76,158	1,047,173
Speed Commerce, Inc.	*	441,188	85,590

			3,097,348

Energy Equipment & Services—0.3%
Aspen Aerogels, Inc.	*	95,765	718,237
Superior Drilling Products, Inc.	*†	36,242	48,927

			767,164

Food Products—0.4%
Freshpet, Inc.	*†	89,000	934,500

Health Care Equipment & Supplies—1.6%
Anika Therapeutics, Inc.	*	43,165	1,373,942
EndoChoice Holdings, Inc.	*†	98,530	1,119,301
Globus Medical, Inc., Class A	*	51,847	1,071,159

			3,564,402

Health Care Providers & Services—1.3%
Aceto Corp.		50,014	1,372,884
Ensign Group, Inc. (The)		35,720	1,522,744

			2,895,628

Hotels, Restaurants & Leisure—1.6%
Del Frisco’s Restaurant Group, Inc.	*	94,306	1,309,910
Red Robin Gourmet Burgers, Inc.	*	13,907	1,053,316
Ruth’s Hospitality Group, Inc.		80,000	1,299,200

			3,662,426

Household Durables—2.5%
iRobot Corp.	*	46,896	1,366,549
M/I Homes, Inc.	*	55,203	1,301,687
New Home Co., Inc. (The)	*	112,189	1,452,848
William Lyon Homes, Class A	*	76,148	1,568,649

			5,689,733

Independent Power and Renewable Electricity Producers—0.4%
Pattern Energy Group, Inc.	†	52,886	1,009,594

Insurance—0.6%
James River Group Holdings Ltd. (Bermuda)		53,460	1,437,539

Internet Software & Services—1.3%
Constant Contact, Inc.	*	46,304	1,122,409
Marchex, Inc., Class B		214,667	865,108
Textura Corp.	*†	42,583	1,100,345

			3,087,862

IT Services—2.1%
Everi Holdings, Inc.	*	301,387	1,546,115
ExlService Holdings, Inc.	*	43,264	1,597,740
Perficient, Inc.	*	110,733	1,708,610

			4,852,465

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.	*†	76,702	1,336,149

Machinery—2.9%
Alamo Group, Inc.		22,830	1,067,302
Altra Industrial Motion Corp.		44,623	1,031,684
Luxfer Holdings plc ADR (United Kingdom)		85,459	922,103
Lydall, Inc.	*	44,523	1,268,460
NN, Inc.		71,548	1,323,638
Titan International, Inc.		141,547	935,626

			6,548,813

Metals & Mining—0.1%
New Gold, Inc. (Canada)	*†	153,311	348,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—1.2%
Abraxas Petroleum Corp.	*	649,872	$831,836
RSP Permian, Inc.	*	46,500	941,625
Synergy Resources Corp.	*	93,039	911,782

			2,685,243

Pharmaceuticals—1.3%
KemPharm, Inc.	*	64,434	1,248,731
Phibro Animal Health Corp., Class A		29,037	918,440
XenoPort, Inc.	*	206,839	717,732

			2,884,903

Professional Services—0.3%
Franklin Covey Co.	*	37,391	600,499

Real Estate Investment Trusts (REITs)—4.4%
Arbor Realty Trust, Inc. REIT		187,933	1,195,254
Armada Hoffler Properties, Inc. REIT		126,243	1,233,394
CareTrust REIT, Inc. REIT		112,541	1,277,340
Easterly Government Properties, Inc. REIT		80,795	1,288,680
Gladstone Commercial Corp. REIT		61,142	862,714
Medical Properties Trust, Inc. REIT		97,133	1,074,291
Pebblebrook Hotel Trust REIT		24,313	861,896
STAG Industrial, Inc. REIT		57,217	1,041,922
Summit Hotel Properties, Inc. REIT		94,863	1,107,051

			9,942,542

Road & Rail—0.4%
Celadon Group, Inc.		61,975	992,839

Semiconductors & Semiconductor Equipment—1.7%
Exar Corp.	*	192,640	1,146,208
Inphi Corp.	*†	58,968	1,417,591
Rambus, Inc.	*	116,329	1,372,682

			3,936,481

Software—2.8%
ePlus, Inc.	*	18,538	1,465,800
Sapiens International Corp. NV (Israel)		139,075	1,602,144
Silver Spring Networks, Inc.	*†	97,078	1,250,365
Tangoe, Inc.	*	147,402	1,061,294
Zix Corp.	*	250,612	1,055,076

			6,434,679

Specialty Retail—0.6%
Shoe Carnival, Inc.		59,427	1,414,363

Textiles, Apparel & Luxury Goods—0.9%
Crocs, Inc.	*	159,033	2,055,502

Thrifts & Mortgage Finance—1.4%
EverBank Financial Corp.		77,036	1,486,795
WSFS Financial Corp.		55,577	1,601,173

			3,087,968

Trading Companies & Distributors—1.5%
CAI International, Inc.	*	111,166	1,120,553
H&E Equipment Services, Inc.		74,758	1,249,954
Textainer Group Holdings Ltd. (Bermuda)	†	66,606	1,098,333

			3,468,840

TOTAL COMMON STOCKS (Cost $119,785,588)			112,224,813

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—28.2%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	$356,854

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	69,611

Banks—5.8%
Bank of America Corp.
3.875%	03/22/2017		70,000	72,342
0.850%	05/02/2017	#	100,000	99,114
Bank of America Corp. MTN
1.700%	08/25/2017	†	300,000	300,928
1.389%	03/22/2018	#	590,000	593,737
1.250%	01/11/2016		190,000	190,297
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	132,615
Barclays Bank plc (United Kingdom)
0.901%	02/17/2017	#	300,000	299,907
BB&T Corp. MTN
1.600%	08/15/2017		150,000	150,791
0.960%	02/01/2019	#	650,000	647,943
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	500,000	501,524
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	386,356
1.500%	09/05/2017		360,000	358,489
CIT Group, Inc.
5.250%	03/15/2018		175,000	180,250
Citigroup, Inc.
4.450%	01/10/2017		225,000	234,036
2.021%	05/15/2018	#	325,000	332,105
1.850%	11/24/2017		250,000	250,717
1.550%	08/14/2017		670,000	671,054
1.116%	04/01/2016	#	540,000	540,695
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	250,070
Credit Agricole SA (France)
1.089%	04/15/2019	#^	670,000	668,226
Discover Bank
2.600%	11/13/2018		400,000	401,967
Fifth Third Bancorp
5.450%	01/15/2017		245,000	256,428
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	400,238
Huntington National Bank (The)
1.375%	04/24/2017		250,000	248,761
0.718%	04/24/2017	#	250,000	248,451
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	260,337
JPMorgan Chase & Co.
1.195%	01/25/2018	#	280,000	281,430
0.841%	02/15/2017	#	800,000	799,648
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		640,000	640,961
1.100%	10/15/2015	†	250,000	250,059
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	420,000	419,142
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	409,361
1.250%	01/30/2017		380,000	380,020
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,421
Regions Financial Corp.
2.000%	05/15/2018		370,000	369,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SunTrust Bank, Bank Note
1.350%	02/15/2017		$670,000	$669,824

				13,148,185

Beverages—0.2%
PepsiCo, Inc.
1.250%	04/30/2018		500,000	499,764

Biotechnology—0.5%
Amgen, Inc.
1.250%	05/22/2017		630,000	629,009
Baxalta, Inc.
2.000%	06/22/2018	^	120,000	119,719
1.099%	06/22/2018	#^	220,000	220,537
Celgene Corp.
2.125%	08/15/2018		160,000	161,379

				1,130,644

Capital Markets—1.7%
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,236,794
Goldman Sachs Group, Inc. (The), Series 1
1.497%	04/30/2018	#	240,000	242,206
Macquarie Group Ltd. (Australia)
1.297%	01/31/2017	#^	670,000	673,249
Morgan Stanley
1.435%	01/27/2020	#	710,000	716,065
Morgan Stanley MTN
6.625%	04/01/2018		260,000	289,620
1.034%	07/23/2019	#	690,000	685,746

				3,843,680

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		375,000	379,219

Commercial Services & Supplies—0.2%
Mobile Mini, Inc.
7.875%	12/01/2020		430,000	448,275

Communications Equipment—0.6%
Cisco Systems, Inc.
0.647%	06/15/2018	#	460,000	458,304
QUALCOMM, Inc.
1.400%	05/18/2018		940,000	936,796

				1,395,100

Consumer Finance—3.8%
Ally Financial, Inc.
3.250%	09/29/2017		400,000	396,500
American Express Co.
0.919%	05/22/2018	#	800,000	799,485
American Express Credit Corp.
0.804%	07/29/2016	#	550,000	550,625
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,055
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		260,000	260,584
1.000%	11/25/2016		130,000	130,425
1.000%	03/03/2017		540,000	539,994
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	620,211
3.000%	06/12/2017		280,000	284,555
1.684%	09/08/2017		450,000	447,278
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	313,720
2.400%	04/10/2018		700,000	695,040

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC USA, Inc.
1.700%	03/05/2018		$530,000	$528,736
International Lease Finance Corp.
3.875%	04/15/2018		435,000	435,000
2.287%	06/15/2016	#	560,000	558,600
John Deere Capital Corp.
1.050%	10/11/2016		240,000	240,844
John Deere Capital Corp. MTN
1.350%	01/16/2018		205,000	205,033
1.125%	06/12/2017		460,000	459,862
1.050%	12/15/2016		270,000	270,582
PACCAR Financial Corp. MTN
1.100%	06/06/2017		140,000	139,968
0.932%	12/06/2018	#	130,000	130,530
Synchrony Financial
1.875%	08/15/2017		415,000	415,309
1.530%	02/03/2020	#	140,000	138,394

				8,711,330

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.337%	12/15/2019	#^	670,000	648,225

Diversified Financial Services—0.9%
General Electric Capital Corp. MTN
1.250%	05/15/2017		1,490,000	1,498,459
McGraw Hill Financial, Inc.
3.300%	08/14/2020	^	120,000	122,233
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	361,092

				1,981,784

Diversified Telecommunication Services—1.0%
AT&T, Inc.
5.500%	02/01/2018		110,000	119,255
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	130,980
Frontier Communications Corp.
8.875%	09/15/2020	^†	120,000	117,900
Verizon Communications, Inc.
2.086%	09/14/2018	#	280,000	288,096
1.867%	09/15/2016	#	400,000	403,892
1.350%	06/09/2017		450,000	449,555
1.104%	06/17/2019	#	120,000	119,306
0.700%	11/02/2015		210,000	210,040
Windstream Services LLC
7.875%	11/01/2017		340,000	353,814

				2,192,838

Electric Utilities—0.4%
Duke Energy Corp.
0.705%	04/03/2017	#	200,000	199,510
Southern California Edison Co.
1.845%	02/01/2022		742,857	741,203

				940,713

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		160,000	160,184

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		160,000	159,008
1.150%	12/15/2016		300,000	299,132

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		$169,000	$152,840
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	197,655

				808,635

Food & Staples Retailing—0.8%
CVS Health Corp.
1.900%	07/20/2018		290,000	292,131
Kroger Co. (The)
2.200%	01/15/2017		500,000	506,327
0.819%	10/17/2016	#	800,000	799,730
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	120,507
0.774%	05/18/2016	#	210,000	209,905

				1,928,600

Food Products—0.8%
ConAgra Foods, Inc.
1.300%	01/25/2016		110,000	110,098
General Mills, Inc.
1.400%	10/20/2017		340,000	340,288
0.875%	01/29/2016		90,000	90,087
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	410,000	410,844
1.600%	06/30/2017	^	480,000	480,943
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	286,180
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	100,858
1.400%	10/21/2016	^	100,000	100,269

				1,919,567

Health Care Equipment & Supplies—0.8%
Becton Dickinson and Co.
1.800%	12/15/2017		150,000	150,738
1.450%	05/15/2017		670,000	669,039
0.787%	06/15/2016	#	610,000	609,993
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		450,000	450,834

				1,880,604

Health Care Providers & Services—0.7%
Anthem, Inc.
2.375%	02/15/2017		465,000	470,415
Express Scripts Holding Co.
1.250%	06/02/2017		210,000	209,438
McKesson Corp.
1.292%	03/10/2017		200,000	199,692
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	278,200
UnitedHealth Group, Inc.
1.900%	07/16/2018		230,000	232,479
1.450%	07/17/2017		200,000	200,991

				1,591,215

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		170,000	170,614

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)
3.324%	06/01/2019	#	430,000	409,575
Talen Energy Supply LLC
4.625%	07/15/2019	^	475,000	434,625

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TransAlta Corp. (Canada)
1.900%	06/03/2017		$46,000	$45,776

				889,976

Insurance—0.7%
Metropolitan Life Global Funding I
0.663%	04/10/2017	#^	690,000	690,146
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,179
Prudential Financial, Inc. MTN
1.101%	08/15/2018	#	300,000	297,083
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	280,000	284,163

				1,501,571

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
1.625%	11/28/2017	^	200,000	198,909
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	154,687
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	300,029

				653,625

IT Services—0.2%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	149,295
1.450%	06/05/2017		70,000	69,448
International Business Machines Corp.
1.125%	02/06/2018		300,000	299,377

				518,120

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		180,000	179,963

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	07/16/2018	^	300,000	294,750

Media—0.2%
DISH DBS Corp.
4.625%	07/15/2017		245,000	245,159
NBCUniversal Enterprise, Inc.
0.974%	04/15/2018	#^	240,000	239,921

				485,080

Metals & Mining—0.7%
Freeport-McMoRan, Inc.
2.300%	11/14/2017		230,000	208,438
2.150%	03/01/2017		80,000	76,200
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	719,948
Glencore Funding LLC
1.649%	01/15/2019	#^	600,000	490,918

				1,495,504

Multi-Utilities—0.3%
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	538,441
TECO Finance, Inc.
0.883%	04/10/2018	#	190,000	188,800

				727,241

Oil, Gas & Consumable Fuels—0.8%
ConocoPhillips Co.
1.500%	05/15/2018		260,000	259,859

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hess Corp.
1.300%	06/15/2017		$180,000	$178,586
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	108,106
2.000%	12/01/2017		110,000	109,260
Marathon Oil Corp.
0.900%	11/01/2015		220,000	219,956
Murphy Oil Corp.
2.500%	12/01/2017	†	250,000	244,219
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	380,175
WPX Energy, Inc.
5.250%	01/15/2017		355,000	355,000

				1,855,161

Pharmaceuticals—1.9%
AbbVie, Inc.
2.500%	05/14/2020		330,000	328,532
1.800%	05/14/2018		470,000	468,993
1.750%	11/06/2017		520,000	521,811
1.200%	11/06/2015		520,000	520,234
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		620,000	622,834
1.850%	03/01/2017		420,000	421,114
1.591%	03/12/2020	#	310,000	307,452
1.300%	06/15/2017		300,000	297,410
Eli Lilly & Co.
1.250%	03/01/2018		230,000	229,945
Merck & Co., Inc.
0.684%	05/18/2018	#	470,000	471,005
Mylan, Inc.
1.800%	06/24/2016		80,000	79,869
1.350%	11/29/2016		150,000	148,988

				4,418,187

Real Estate Investment Trusts (REITs)—0.5%
Health Care REIT, Inc.
3.625%	03/15/2016		375,000	378,762
Liberty Property LP
6.625%	10/01/2017		385,000	421,614
Ventas Realty LP
1.550%	09/26/2016		211,000	211,609
1.250%	04/17/2017		120,000	119,501

				1,131,486

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	238,514

Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		165,000	169,252
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	250,000	257,578
2.500%	03/15/2016	^	230,000	231,430
2.500%	06/15/2019	^	110,000	109,567

				767,827

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	198,307

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		$150,000	$150,984

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,350

Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^‡	490,000	489,373
2.450%	10/05/2017	^‡	520,000	519,709
Hewlett-Packard Co.
1.226%	01/14/2019	#	580,000	585,684
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	358,324

				1,953,090

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	251,581
Santander Bank NA
2.000%	01/12/2018		300,000	299,155

				550,736

Tobacco—0.3%
Imperial Tobacco Finance plc (United Kingdom)
2.050%	07/20/2018	^	310,000	310,028
Reynolds American, Inc.
2.300%	06/12/2018		320,000	323,652
1.050%	10/30/2015		100,000	100,002

				733,682

Trading Companies & Distributors—0.4%
Air Lease Corp.
4.500%	01/15/2016		600,000	603,750
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		230,000	241,500
GATX Corp.
1.250%	03/04/2017		100,000	99,505

				944,755

Wireless Telecommunication Services—0.1%
SBA Communications Corp.
5.625%	10/01/2019		150,000	155,438

TOTAL CORPORATE OBLIGATIONS (Cost $64,540,465)				64,269,988

MORTGAGE-BACKED SECURITIES—5.0%
Commercial Mortgage-Backed Securities— 2.6%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	293,306	288,333
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	301,086	298,129
Colony American Homes, Series 2014-2A, Class A
1.145%	07/17/2031	#^	473,251	464,738
Colony American Homes, Series 2015-1A, Class A
1.407%	07/17/2032	#^	889,575	881,048
Hilton USA Trust, Series 2013-HLF, Class AFL
1.204%	11/05/2030	#^	601,134	600,429
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	387,966	384,556
Invitation Homes Trust, Series 2014-SFR1, Class A
1.207%	06/17/2031	#^	1,270,000	1,249,914
Invitation Homes Trust, Series 2014-SFR2, Class A
1.307%	09/17/2031	#^	770,000	755,717

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Invitation Homes Trust, Series 2015-SFR3, Class A
1.507%	08/17/2032		#^	$327,999	$324,257
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.457%	01/15/2032		#^	610,000	608,580

					5,855,701

Non-Agency Mortgage-Backed Securities— 2.2%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043		#^	465,658	439,674
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.644%	11/25/2023		#	301,253	301,643
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.244%	03/25/2025		#	279,465	279,187
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.194%	10/25/2023		#	447,004	451,282
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.794%	01/25/2024		#	483,323	485,169
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.144%	05/25/2024		#	425,228	421,389
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.144%	05/25/2024		#	223,263	222,007
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.394%	07/25/2024		#	963,018	961,140
GSAMP Trust, Series 2004-SEA2, Class M1
0.844%	03/25/2034		#	266,470	267,014
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042		#	138,474	140,068
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043		#	240,067	233,161
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	337,079	327,888
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059		#^	119,292	119,558
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	271,251	271,683
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	172,543	173,091

					5,093,954

U.S. Government Agency Mortgage-Backed Securities— 0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.653%	10/07/2020		#	364,936	366,795
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.583%	05/07/2020		#	34,816	34,821

					401,616

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,459,326)					11,351,271

U.S. TREASURY OBLIGATIONS—8.1%
U.S. Treasury Notes—8.1%
U.S. Treasury Note
1.000%	02/15/2018 08/15/2018	-		7,435,000	7,474,906
0.875%	11/15/2017			3,500,000	3,513,034

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.500%	01/31/2017	‡‡	$7,475,000	$7,478,842

				18,466,782

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,419,149)				18,466,782

GOVERNMENT RELATED OBLIGATIONS—1.2%
U.S. Government Agencies—0.6%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		1,340,000	1,341,221

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	300,128

Supranational—0.4%
European Investment Bank
1.125%	12/15/2016		765,000	770,002

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		240,000	241,870

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $2,644,712)				2,653,221

ASSET-BACKED SECURITIES—6.8%
Automobiles—3.8%
Ally Master Owner Trust Series 2013-2, Class A
0.657%	04/15/2018	#	600,000	600,235
Ally Master Owner Trust Series 2013-1, Class A1
0.657%	02/15/2018	#	500,000	500,198
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,510
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	120,020
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		830,000	831,989
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,323,724
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	736,870	736,881
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,742,668	1,743,193
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.507%	02/15/2018	#	1,250,000	1,249,532
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,399,581

				8,625,863

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.4%
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		$870,000	$873,669

Other—2.2%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		385,883	386,314
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		2,700,000	2,709,045
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,109
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	635,000	635,042
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,159,701

				4,990,211

Student Loan—0.4%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
1.024%	01/26/2026	#	381,339	378,944
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.554%	12/07/2020	#	487,067	487,219
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.474%	06/25/2021	#^	147,968	147,280

				1,013,443

TOTAL ASSET-BACKED SECURITIES (Cost $15,485,690)				15,503,186

MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	2,025,000	2,025,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%			¥3,315,173	3,315,173
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	2,074,833	2,074,833
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	2,025,000	2,025,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%		††¥	2,025,000	2,025,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%		††¥	2,025,000	2,025,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	2,025,000	2,025,000

TOTAL MONEY MARKET FUNDS (Cost $15,515,006)				15,515,006

Vantagepoint Discovery Fund
Value
MONEY MARKET FUNDS—(Continued)
TOTAL INVESTMENTS—105.4% (Cost $247,849,936)	$239,984,267
Other assets less liabilities—(5.4%)	(12,377,789)

NET ASSETS—100.0%	$227,606,478

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $24,189,565, which represents 10.6% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,009,082)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—97.4%
Australia—2.3%
Aristocrat Leisure Ltd.		390,400	$2,374,414
Cochlear Ltd.		43,600	2,565,497
CSL Ltd.		153,800	9,679,130
Dexus Property Group REIT		640,800	3,231,508
Harvey Norman Holdings Ltd.		1,016,100	2,783,262
Oil Search Ltd.		183,700	932,722
QBE Insurance Group Ltd.		777,715	7,082,488
Ramsay Health Care Ltd.		77,600	3,200,531
Telstra Corp. Ltd.		532,300	2,104,552
Woolworths Ltd.		164,200	2,878,195

			36,832,299

Austria—0.2%
voestalpine AG		88,100	3,029,101

Belgium—0.8%
AGFA-Gevaert NV	*	641,471	2,319,438
Anheuser-Busch InBev SA NV		47,383	5,039,445
Telenet Group Holding NV	*	44,726	2,569,306
UCB SA		30,666	2,402,459

			12,330,648

Brazil—0.7%
Ambev SA ADR		248,300	1,216,670
CCR SA		680,200	2,086,324
Cia Brasileira de Distribuicao (Preference) ADR		57,000	714,780
Cielo SA		226,676	2,107,524
CPFL Energia SA ADR	*	184,654	1,384,905
EcoRodovias Infraestrutura e Logistica SA		303,600	470,965
TOTVS SA		152,000	1,124,520
Vale SA ADR		60,900	255,780
Vale SA (Preference) ADR		378,000	1,266,300

			10,627,768

Canada—1.6%
BCE, Inc.		164,745	6,742,879
Canfor Corp.	*	139,900	1,667,897
CI Financial Corp.		109,100	2,477,130
Element Financial Corp.	*	268,200	3,661,749
Empire Co. Ltd., Class A		141,900	2,918,812
Kinaxis, Inc.	*	68,900	2,129,214
Suncor Energy, Inc.		142,200	3,803,011
Western Forest Products, Inc.		1,068,500	1,441,214

			24,841,906

Chile—0.1%
Enersis SA ADR		106,000	1,339,840

China—2.7%
AAC Technologies Holdings, Inc.		250,000	1,563,792
Baidu, Inc. ADR	*	84,517	11,613,481
Belle International Holdings Ltd.		1,969,837	1,713,125
CNOOC Ltd.		6,494,000	6,686,403
ENN Energy Holdings Ltd.		230,000	1,107,620
Hengan International Group Co. Ltd.		473,000	4,622,020
Mindray Medical International Ltd. ADR		95,400	2,086,398
Ping An Insurance Group Co. of China Ltd., H Shares		588,128	2,938,867
Tencent Holdings Ltd.		488,500	8,234,444
Want Want China Holdings Ltd.	†	3,027,000	2,493,346

			43,059,496

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Denmark—1.2%
Chr Hansen Holding A/S		67,721	$3,787,809
DSV A/S		94,310	3,524,076
Novo Nordisk A/S, Class B		140,923	7,604,849
Vestas Wind Systems A/S		81,418	4,232,843

			19,149,577

Finland—0.7%
Huhtamaki Oyj		152,400	4,657,156
Kone Oyj, Class B	†	144,900	5,514,570

			10,171,726

France—7.5%
Air Liquide SA		48,100	5,702,362
Cie de Saint-Gobain		273,605	11,874,557
Danone SA		85,995	5,428,276
Essilor International SA		51,100	6,242,805
ICADE REIT		31,100	2,110,070
Ipsen SA		46,000	2,853,546
Klepierre REIT		49,900	2,261,587
L’Oreal SA		64,697	11,245,252
LVMH Moet Hennessy Louis Vuitton SE		49,002	8,342,252
Orange SA		151,317	2,293,854
Pernod Ricard SA		24,582	2,482,003
Peugeot SA	*†	184,000	2,788,074
Renault SA		39,300	2,835,604
Safran SA		32,900	2,473,805
Sanofi		199,766	19,017,745
Sopra Steria Group		37,000	4,105,931
TOTAL SA		123,200	5,541,891
UBISOFT Entertainment	*	130,100	2,640,559
Valeo SA		37,300	5,064,485
Vivendi SA		142,500	3,376,069
Wendel SA		31,600	3,705,015
Zodiac Aerospace		205,272	4,713,096

			117,098,838

Germany—8.2%
adidas AG		78,000	6,288,933
Allianz SE (Registered)		62,988	9,894,974
Aurubis AG		64,905	4,130,981
BASF SE		35,215	2,693,363
Bayer AG (Registered)		139,049	17,839,768
Beiersdorf AG		48,569	4,305,205
Continental AG		23,152	4,944,940
Daimler AG (Registered)		131,048	9,540,699
Deutsche Post AG (Registered)		14,510	401,971
Deutsche Telekom AG (Registered)		798,750	14,218,968
Duerr AG		52,052	3,661,887
Fresenius Medical Care AG & Co. KGaA		27,867	2,177,945
Fresenius SE & Co. KGaA		61,057	4,098,623
Krones AG		46,436	4,894,023
Linde AG		48,707	7,911,214
Merck KGaA		35,883	3,176,949
RWE AG		650,399	7,390,957
SAP SE		295,408	19,137,625
Vonovia SE		49,148	1,581,879
Wirecard AG		10,632	509,083

			128,799,987

Hong Kong—4.9%
AIA Group Ltd.		3,665,400	19,062,831
ASM Pacific Technology Ltd.		159,400	1,045,472
Beijing Enterprises Holdings Ltd.		484,500	2,918,748

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Beijing Enterprises Water Group Ltd.	*†	348,000	$243,427
China Mobile Ltd.		894,734	10,709,753
China Resources Power Holdings Co. Ltd.		2,026,000	4,651,436
CLP Holdings Ltd.		895,500	7,655,599
Hang Lung Properties Ltd.		2,513,000	5,652,639
HKT Trust & HKT Ltd.		2,813,000	3,347,869
Hong Kong & China Gas Co. Ltd.		3,543,000	6,643,739
Hong Kong Exchanges and Clearing Ltd.		82,000	1,881,162
Hopewell Holdings Ltd.		402,500	1,370,984
Jardine Matheson Holdings Ltd.		111,800	5,207,644
Link REIT		366,000	2,014,987
Sino Land Co. Ltd.		1,393,000	2,120,997
Yue Yuen Industrial Holdings Ltd.		831,000	3,091,705

			77,618,992

India—1.0%
Axis Bank Ltd. GDR		34,869	1,318,215
ICICI Bank Ltd. ADR		251,100	2,104,218
Infosys Ltd. ADR		358,318	6,840,291
Larsen & Toubro Ltd. GDR		71,773	1,601,078
Tata Motors Ltd. ADR	*	167,316	3,764,610

			15,628,412

Indonesia—0.4%
Bank Mandiri Persero Tbk PT		2,829,900	1,535,078
Bank Rakyat Indonesia Persero Tbk PT		2,610,800	1,545,844
Bumitama Agri Ltd.		734,600	413,523
Perusahaan Gas Negara Persero Tbk PT		6,002,400	1,038,657
Semen Indonesia Persero Tbk PT		839,000	518,890
Telekomunikasi Indonesia Persero Tbk PT ADR		32,500	1,158,625

			6,210,617

Ireland—1.9%
Bank of Ireland	*	5,925,800	2,304,132
Experian plc		334,300	5,366,605
ICON plc	*	69,900	4,960,803
Medtronic plc		195,588	13,092,661
Smurfit Kappa Group plc		123,900	3,332,918

			29,057,119

Israel—1.0%
Bank Hapoalim BM		436,429	2,196,166
Teva Pharmaceutical Industries Ltd.		77,456	4,377,358
Teva Pharmaceutical Industries Ltd. ADR		173,900	9,818,394

			16,391,918

Italy—1.5%
ACEA SpA		214,712	2,899,603
Azimut Holding SpA		80,200	1,721,046
DiaSorin SpA		73,500	3,216,990
Eni SpA		879,860	13,840,501
Mediobanca SpA		239,200	2,353,426

			24,031,566

Japan—15.4%
Aisin Seiki Co. Ltd.		75,300	2,526,463
Asahi Kasei Corp.		499,400	3,521,491
Bridgestone Corp.		65,700	2,273,625
Canon, Inc.	†	436,400	12,623,965

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Daikin Industries Ltd.		93,600	$5,249,647
Daito Trust Construction Co. Ltd.		83,800	8,514,482
Denso Corp.	†	131,300	5,561,720
FANUC Corp.	†	32,900	5,061,293
Honda Motor Co. Ltd.	†	697,200	20,809,128
IHI Corp.		1,024,000	2,631,307
INPEX Corp.		392,000	3,504,769
Isuzu Motors Ltd.		251,900	2,529,586
Japan Airlines Co. Ltd.		86,000	3,043,104
JFE Holdings, Inc.		111,900	1,469,690
Kao Corp.		153,600	6,962,818
Kawasaki Kisen Kaisha Ltd.	†	920,600	2,024,076
KDDI Corp.	†	153,800	3,442,522
Keyence Corp.		13,892	6,203,865
Kobe Steel Ltd.		1,327,500	1,439,374
Komatsu Ltd.		306,300	4,496,003
Kuroda Electric Co. Ltd.		193,200	3,585,996
Kyowa Exeo Corp.		222,000	2,146,842
Medipal Holdings Corp.		240,300	3,812,839
Mitsubishi Gas Chemical Co., Inc.		722,100	3,333,277
Mitsubishi Motors Corp.		374,600	2,865,057
MS&AD Insurance Group Holdings, Inc.		182,500	4,896,452
NGK Insulators Ltd.		196,000	3,750,539
Nippon Sheet Glass Co. Ltd.	*†	4,158,600	3,523,248
Nippon Telegraph & Telephone Corp.		142,254	5,010,703
Nippon Yusen K.K.		831,600	1,927,178
NTT DOCOMO, Inc.		312,100	5,264,206
Olympus Corp.		180,600	5,634,415
Ono Pharmaceutical Co. Ltd.		4,000	474,262
ORIX Corp.		281,300	3,628,585
Paltac Corp.		204,700	3,700,191
Rakuten, Inc.		419,500	5,362,236
Seiko Epson Corp.		172,800	2,444,438
Seven & i Holdings Co. Ltd.		164,600	7,511,218
Shimano, Inc.		30,600	4,299,173
Shin-Etsu Chemical Co. Ltd.	†	103,600	5,313,030
Showa Corp.		225,400	1,797,142
Sojitz Corp.	†	1,018,700	1,897,762
Sumitomo Mitsui Financial Group, Inc.		34,000	1,289,291
Sumitomo Rubber Industries Ltd.		268,300	3,724,320
Takata Corp.	†	290,500	3,191,724
Takeda Pharmaceutical Co. Ltd.	†	353,300	15,500,064
Tokai Rika Co. Ltd.		135,100	2,789,401
Tokio Marine Holdings, Inc.	†	505,000	18,866,798
Toyota Motor Corp.	†	192,600	11,276,329

			242,705,644

Jordan—0.0%
Hikma Pharmaceuticals plc		19,600	677,058

Kazakhstan—0.0%
KazMunaiGas Exploration Production JSC GDR		111,159	668,443

Korea, Republic of—2.9%
Dongbu Insurance Co. Ltd.		45,344	2,351,713
Hankook Tire Worldwide Co. Ltd.		206,108	3,153,095
Hanwha Corp.		117,369	3,865,819
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	1,827,869
Hyundai Mobis Co. Ltd.		28,662	5,608,206
Hyundai Motor Co.		10,196	1,416,838
Hyundai Steel Co.		56,062	2,443,660

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Korea Electric Power Corp.		110,385	$4,551,050
Korea Gas Corp.		39,565	1,328,770
LG Display Co. Ltd.		114,559	2,187,047
LG Electronics, Inc.		60,981	2,355,608
LG Household & Health Care Ltd.		2,300	1,664,485
NAVER Corp.		3,000	1,300,308
Orion Corp.		31	24,687
Samsung Electronics Co. Ltd.		3,285	3,151,806
Samsung Electronics Co. Ltd. GDR		2,200	1,040,442
SK Innovation Co. Ltd.	*	48,517	4,040,896
SK Telecom Co. Ltd.		14,789	3,280,729

			45,593,028

Luxembourg—0.1%
Tenaris SA ADR		49,400	1,191,034

Macau—0.1%
Sands China Ltd.		444,400	1,349,847

Malaysia—0.6%
AMMB Holdings Bhd		2,403,800	2,498,212
Genting Malaysia Bhd		2,156,500	2,037,736
Guinness Anchor Bhd		314,200	984,317
Tenaga Nasional Bhd		1,080,700	2,955,755
Top Glove Corp. Bhd		367,300	674,179

			9,150,199

Mexico—1.1%
America Movil SAB de CV, Series L ADR		69,600	1,151,880
Coca-Cola Femsa SAB de CV ADR		16,100	1,117,018
Fibra Uno Administracion SA de CV REIT		1,953,900	4,034,963
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		222,600	1,633,884
Grupo Televisa SAB ADR		269,303	7,007,264
Kimberly-Clark de Mexico SAB de CV, Class A		568,600	1,285,875
Wal-Mart de Mexico SAB de CV		637,200	1,564,645

			17,795,529

Netherlands—2.6%
ASML Holding NV		88,576	7,786,090
Koninklijke Ahold NV		791,889	15,448,203
NXP Semiconductors NV	*	36,300	3,160,641
Royal Dutch Shell plc, Class A	†	597,818	14,180,137

			40,575,071

New Zealand—0.1%
Air New Zealand Ltd.		1,315,427	2,069,879

Norway—0.3%
Yara International ASA		99,000	3,949,372

Peru—0.1%
Credicorp Ltd.		12,457	1,324,927

Philippines—0.3%
Jollibee Foods Corp.		116,690	482,221
Philippine Long Distance Telephone Co. ADR		57,300	2,644,968
Universal Robina Corp.		197,000	809,965

			3,937,154

Portugal—0.1%
Banco Comercial Portugues SA, Class R	*†	42,022,200	2,053,650

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Russia—0.1%
Gazprom PAO ADR		425,333	$1,726,852

Singapore—2.0%
DBS Group Holdings Ltd.		449,805	5,134,228
Singapore Airlines Ltd.		387,800	2,919,296
Singapore Exchange Ltd.		469,300	2,321,592
Singapore Telecommunications Ltd.		3,763,300	9,525,347
United Overseas Bank Ltd.		743,927	9,713,538
Wilmar International Ltd.		1,260,600	2,280,954

			31,894,955

South Africa—0.6%
Bidvest Group Ltd. (The)		59,170	1,396,442
Growthpoint Properties Ltd. REIT		965,865	1,789,555
Mondi plc		125,400	2,628,282
MTN Group Ltd.		147,863	1,901,414
Shoprite Holdings Ltd.		105,700	1,200,422

			8,916,115

Spain—2.6%
Gamesa Corp. Tecnologica SA		236,300	3,280,277
Grifols SA		42,049	1,738,556
Grifols SA ADR	†	49,692	1,510,637
Iberdrola SA		2,170,659	14,463,582
Industria de Diseno Textil SA		190,900	6,401,158
Telefonica SA		1,051,147	12,752,504

			40,146,714

Sweden—2.2%
Autoliv, Inc. SDR		29,749	3,233,423
Boliden AB		138,000	2,160,825
Hennes & Mauritz AB, Class B		146,000	5,334,312
Hexpol AB		457,700	5,118,820
Loomis AB, Class B		92,737	2,430,641
Swedbank AB, Class A		127,703	2,824,834
TeliaSonera AB		2,561,036	13,823,917

			34,926,772

Switzerland—11.2%
ABB Ltd. (Registered)	*	863,223	15,273,458
Actelion Ltd. (Registered)	*	33,442	4,250,344
Adecco SA (Registered)	*	96,779	7,087,667
Credit Suisse Group AG (Registered)	*	125,706	3,021,575
Evolva Holding SA	*†	1,683,174	1,762,810
Flughafen Zuerich AG (Registered)		2,944	2,049,104
Galenica AG (Registered)	†	3,339	4,254,407
Givaudan SA (Registered)	*	3,200	5,206,924
Kuehne + Nagel International AG (Registered)		42,200	5,426,357
Lonza Group AG (Registered)	*	24,357	3,196,027
Nestle SA (Registered)		395,009	29,706,925
Novartis AG (Registered)		254,763	23,415,748
Roche Holding AG		12,186	3,212,154
Roche Holding AG (Genusschein)		51,389	13,642,318
SGS SA (Registered)		3,150	5,504,293
Swatch Group AG (The) (Bearer)	†	10,100	3,745,792
Swiss Re AG		25,137	2,156,683
Syngenta AG (Registered)		77,571	24,854,584
TE Connectivity Ltd.		24,748	1,482,158
Wolseley plc		90,800	5,311,254
Zurich Insurance Group AG	*	49,502	12,153,052

			176,713,634

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Taiwan—1.4%
Asustek Computer, Inc.		306,000	$2,630,988
MediaTek, Inc.		345,000	2,567,358
Mega Financial Holding Co. Ltd.		3,307,000	2,297,138
Taiwan Mobile Co. Ltd.		903,000	2,764,627
Taiwan Semiconductor Manufacturing Co. Ltd.		1,281,000	5,133,835
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		341,700	7,090,275

			22,484,221

Thailand—0.1%
PTT Exploration & Production PCL	‡	391,900	759,239

Turkey—0.2%
Tupras Turkiye Petrol Rafinerileri AS	*	44,486	1,090,349
Turk Telekomunikasyon AS		692,878	1,367,545

			2,457,894

United Kingdom—15.0%
Aggreko plc		189,000	2,724,661
Babcock International Group plc		230,551	3,189,493
Barclays plc		641,943	2,375,697
Barratt Developments plc		340,400	3,325,024
BP plc		2,533,081	12,851,265
British American Tobacco plc		92,600	5,109,274
British Land Co. plc (The) REIT		197,200	2,504,368
BT Group plc		1,173,338	7,467,762
Bunzl plc		83,500	2,240,655
Capita plc		127,500	2,315,655
Compass Group plc		483,300	7,719,699
Croda International plc		76,740	3,148,928
Delphi Automotive plc		71,380	5,427,735
Diageo plc		226,015	6,072,327
Dixons Carphone plc		403,500	2,593,294
Fiat Chrysler Automobiles NV	*	333,700	4,337,281
GlaxoSmithKline plc		967,496	18,570,025
Hammerson plc REIT		298,400	2,817,691
Imperial Tobacco Group plc		125,728	6,499,989
Inchcape plc		337,800	3,680,899
InterContinental Hotels Group plc		74,495	2,580,836
International Consolidated Airlines Group SA	*	587,994	5,252,472
Intertek Group plc		76,800	2,834,119
Johnson Matthey plc		141,774	5,256,391
Liberty Global plc, Series A	*	110,468	4,743,496
Liberty Global plc, Series C	*	183,498	7,527,088
Liberty Global plc LiLAC, Series A	*	2,349	79,138
Liberty Global plc LiLAC, Series C	*	5,129	175,617
Lloyds Banking Group plc		3,567,822	4,061,826
London Stock Exchange Group plc		58,200	2,133,279
LondonMetric Property plc REIT		1,066,500	2,649,180
Man Group plc		813,700	1,888,802
National Grid plc		1,305,499	18,181,874
Next plc		26,000	2,996,295
Old Mutual plc		1,093,600	3,134,107
Reckitt Benckiser Group plc		64,500	5,849,236
SABMiller plc		56,326	3,178,821
SABMiller plc		124,800	7,067,154
Schroders plc (Non-Voting Shares)		74,900	2,452,820
Segro plc REIT		533,700	3,472,295
Sky plc		240,500	3,804,960
Smith & Nephew plc		147,000	2,568,272
Standard Chartered plc (Hong Kong Exchange)		48,198	467,034

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Standard Chartered plc (London Exchange)		265,249	$2,574,226
Tesco plc		3,897,670	10,826,149
Unilever plc		377,924	15,392,770
Vodafone Group plc		1,236,232	3,899,181
WPP plc		240,296	5,002,730

			235,021,890

United States—1.6%
Alacer Gold Corp.	*	1,016,700	2,293,194
Carnival plc		79,256	4,100,434
Cognizant Technology Solutions Corp., Class A	*	81,148	5,080,676
Flextronics International Ltd.	*	246,100	2,593,894
Royal Caribbean Cruises Ltd.		33,234	2,960,817
Valeant Pharmaceuticals International, Inc.	*	15,800	2,820,202
WABCO Holdings, Inc.	*	16,851	1,766,490
Yum! Brands, Inc.		49,754	3,977,832

			25,593,539

TOTAL COMMON STOCKS (Cost $1,565,769,667)			1,529,902,470

PREFERRED STOCKS—0.7%
Brazil—0.4%
Banco Bradesco SA (Preference)		516,000	2,773,606
Itausa - Investimentos Itau SA (Preference)		1,556,000	2,802,331

			5,575,937

Germany—0.3%
Draegerwerk AG & Co. KGaA		18,613	1,569,879
Henkel AG & Co. KGaA		23,956	2,467,358
Porsche Automobil Holding SE		29,793	1,267,563

			5,304,800

Spain—0.0%
Grifols SA, Class B		2,427	74,350

TOTAL PREFERRED STOCKS (Cost $13,426,063)			10,955,087

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	13,000,000	13,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥34,939,069	34,939,069
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	8,551,781	8,551,781
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	13,425,000	13,425,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	13,000,000	13,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	13,000,000	13,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	13,000,000	13,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
Value
MONEY MARKET FUNDS—(Continued)
TOTAL MONEY MARKET FUNDS (Cost $108,915,850)	$108,915,850

TOTAL INVESTMENTS—105.0% (Cost $1,688,111,580)	1,649,773,407
Other assets less liabilities—(5.0%)	(78,388,933)

NET ASSETS—100.0%	$1,571,384,474

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $759,239)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	9.5%
Chemicals	5.4%
Insurance	5.4%
Diversified Telecommunication Services	5.3%
Oil, Gas & Consumable Fuels	4.4%
Automobiles	4.0%
Banks	3.1%
Auto Components	2.9%
Personal Products	2.7%
Food & Staples Retailing	2.7%
Food Products	2.6%
Health Care Equipment & Supplies	2.3%
Wireless Telecommunication Services	2.2%
Electric Utilities	2.1%
Machinery	2.0%
Media	2.0%
Multi-Utilities	1.8%
Hotels, Restaurants & Leisure	1.8%
Semiconductors & Semiconductor Equipment	1.7%
Beverages	1.7%
Real Estate Investment Trusts (REITs)	1.7%
Software	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Professional Services	1.5%
Electrical Equipment	1.5%
Internet Software & Services	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Building Products	1.3%
Diversified Financial Services	1.3%
Metals & Mining	1.2%
IT Services	1.2%
Biotechnology	1.1%
Real Estate Management & Development	1.1%
Specialty Retail	0.9%
Health Care Providers & Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Capital Markets	0.9%
Trading Companies & Distributors	0.8%
Airlines	0.8%
Industrial Conglomerates	0.7%
Tobacco	0.7%
Marine	0.6%
Gas Utilities	0.6%
Household Products	0.6%
Containers & Packaging	0.5%
Aerospace & Defense	0.5%
Commercial Services & Supplies	0.5%
Life Sciences Tools & Services	0.5%
Distributors	0.5%
Paper & Forest Products	0.4%
Household Durables	0.4%
Multiline Retail	0.4%
Internet & Catalog Retail	0.3%
Leisure Products	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Transportation Infrastructure	0.3%
Health Care Technology	0.2%
Road & Rail	0.2%
Construction & Engineering	0.2%
Energy Equipment & Services	0.1%
Air Freight & Logistics	0.0%
Water Utilities	0.0%
Construction Materials	0.0%

TOTAL COMMON STOCKS	97.4%

Vantagepoint International Fund
PREFERRED STOCKS
Banks	0.3%
Household Products	0.2%
Health Care Equipment & Supplies	0.1%
Automobiles	0.1%
Biotechnology	0.0%

TOTAL PREFERRED STOCKS	0.7%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.9%

TOTAL INVESTMENTS	105.0%
Other assets less liabilities	(5.0)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—5.2%
Real Estate Investment Trusts (REITs)—5.2%
Acadia Realty Trust REIT		6,525	$196,207
Alexandria Real Estate Equities, Inc. REIT		6,863	581,090
American Campus Communities, Inc. REIT		10,768	390,232
American Homes 4 Rent, Class A REIT		14,800	237,984
Apartment Investment & Management Co., Class A REIT		15,000	555,300
Ashford Hospitality Prime, Inc. REIT		2,539	35,622
Ashford Hospitality Trust, Inc. REIT		8,300	50,630
AvalonBay Communities, Inc. REIT		12,673	2,215,494
BioMed Realty Trust, Inc. REIT		19,200	383,616
Boston Properties, Inc. REIT		14,645	1,733,968
Brandywine Realty Trust REIT		17,200	211,904
Brixmor Property Group, Inc. REIT		16,259	381,761
Camden Property Trust REIT		8,324	615,144
Care Capital Properties, Inc. REIT		7,934	261,267
CBL & Associates Properties, Inc. REIT		14,404	198,055
Cedar Realty Trust, Inc. REIT		7,000	43,470
Columbia Property Trust, Inc. REIT		12,000	278,400
Corporate Office Properties Trust REIT		9,218	193,855
Cousins Properties, Inc. REIT		19,700	181,634
CubeSmart REIT		16,000	435,360
DCT Industrial Trust, Inc. REIT		8,425	283,585
DDR Corp. REIT		28,700	441,406
DiamondRock Hospitality Co. REIT		19,200	212,160
Digital Realty Trust, Inc. REIT		12,915	843,608
Douglas Emmett, Inc. REIT		13,359	383,670
Duke Realty Corp. REIT		33,115	630,841
DuPont Fabros Technology, Inc. REIT		6,300	163,044
EastGroup Properties, Inc. REIT		3,068	166,224
Education Realty Trust, Inc. REIT		4,566	150,450
Equity Commonwealth REIT	*	12,400	337,776
Equity LifeStyle Properties, Inc. REIT		7,681	449,876
Equity One, Inc. REIT		6,997	170,307
Equity Residential REIT		34,666	2,604,110
Essex Property Trust, Inc. REIT		6,303	1,408,216
Extra Space Storage, Inc. REIT		11,713	903,775
Federal Realty Investment Trust REIT		6,617	902,890
FelCor Lodging Trust, Inc. REIT		12,000	84,840
First Industrial Realty Trust, Inc. REIT		10,600	222,070
First Potomac Realty Trust REIT		5,334	58,674
Franklin Street Properties Corp. REIT		8,254	88,730
General Growth Properties, Inc. REIT		55,584	1,443,516
HCP, Inc. REIT		44,000	1,639,000
Healthcare Realty Trust, Inc. REIT		9,800	243,530
Hersha Hospitality Trust REIT		4,775	108,201
Highwoods Properties, Inc. REIT		8,938	346,348
Home Properties, Inc. REIT		5,600	418,600
Hospitality Properties Trust REIT		14,350	367,073
Host Hotels & Resorts, Inc. REIT		71,521	1,130,747
Inland Real Estate Corp. REIT		8,500	68,850
Kilroy Realty Corp. REIT		8,800	573,408
Kimco Realty Corp. REIT		39,272	959,415

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kite Realty Group Trust REIT		7,975	$189,885
LaSalle Hotel Properties REIT		10,853	308,117
Liberty Property Trust REIT		14,293	450,372
LTC Properties, Inc. REIT		3,400	145,078
Macerich Co. (The) REIT		12,774	981,299
Mack-Cali Realty Corp. REIT		8,500	160,480
Mid-America Apartment Communities, Inc. REIT		7,205	589,873
National Storage Affiliates Trust REIT		2,117	28,685
New York REIT, Inc. REIT		15,600	156,936
NexPoint Residential Trust, Inc. REIT		2,000	26,720
Parkway Properties, Inc. REIT		8,100	126,036
Pebblebrook Hotel Trust REIT		6,900	244,605
Pennsylvania Real Estate Investment Trust REIT		6,600	130,878
Piedmont Office Realty Trust, Inc., Class A REIT		14,375	257,169
Post Properties, Inc. REIT		5,240	305,440
Prologis, Inc. REIT		49,911	1,941,538
PS Business Parks, Inc. REIT		1,850	146,853
Public Storage REIT		14,032	2,969,592
Ramco-Gershenson Properties Trust REIT		7,400	111,074
Regency Centers Corp. REIT		9,022	560,717
Retail Opportunity Investments Corp. REIT		9,357	154,765
Rexford Industrial Realty, Inc. REIT	*	31,900	439,901
RLJ Lodging Trust REIT		12,400	313,348
Rouse Properties, Inc. REIT		3,600	56,088
Saul Centers, Inc. REIT		1,078	55,787
Senior Housing Properties Trust REIT		22,550	365,310
Silver Bay Realty Trust Corp. REIT		3,400	54,434
Simon Property Group, Inc. REIT		29,505	5,420,659
SL Green Realty Corp. REIT		9,494	1,026,871
Sovran Self Storage, Inc. REIT		3,413	321,846
Sun Communities, Inc. REIT		5,124	347,202
Sunstone Hotel Investors, Inc. REIT		20,041	265,142
Tanger Factory Outlet Centers, Inc. REIT		9,297	306,522
Taubman Centers, Inc. REIT		5,775	398,937
UDR, Inc. REIT		24,868	857,449
Universal Health Realty Income Trust REIT		1,300	61,022
Urban Edge Properties REIT		8,895	192,043
Ventas, Inc. REIT		31,636	1,773,514
Vornado Realty Trust REIT		16,838	1,522,492
Washington Real Estate Investment Trust REIT		6,700	167,031
Weingarten Realty Investors REIT		11,000	364,210
Welltower, Inc. REIT		33,481	2,267,333
WP GLIMCHER, Inc. REIT		17,765	207,140
Xenia Hotels & Resorts, Inc. REIT		10,915	190,576

TOTAL COMMON STOCKS (Cost $51,107,258)			53,946,902

CONVERTIBLE PREFERRED STOCKS—1.2%
Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%		55,000	898,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Health Care Equipment & Supplies—0.2%
Alere, Inc., Perpetual, Series B 3.000%			6,568	$2,175,650

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp., Perpetual 5.750%		^	2,776	1,113,870
Rex Energy Corp., Perpetual, Series A 6.000%			10,300	345,050
Sanchez Energy Corp., Perpetual, Class A 4.875%			26,820	563,220

				2,022,140

Pharmaceuticals—0.3%
Allergan plc, Series A (Ireland) 5.500%			3,300	3,113,418

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. 5.500%			29,500	2,838,785
Crown Castle International Corp., Series A 4.500%			16,475	1,678,144

				4,516,929

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,147,793)				12,726,287

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—31.5%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$1,500,000	1,486,892

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	298,331

Automobiles—1.5%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,608,347
1.375%	08/01/2017	^	1,450,000	1,431,824
1.250%	01/11/2016	^	740,000	740,872
0.980%	08/01/2016	#^	580,000	579,871
Hyundai Capital America
3.750%	04/06/2016	^	2,150,000	2,177,511
2.125%	10/02/2017	^	465,000	466,747
2.000%	03/19/2018	^	900,000	896,677
1.625%	10/02/2015	^	1,010,000	1,010,000
1.450%	02/06/2017	^	1,340,000	1,339,704
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	1,920,000	1,920,083
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	979,142
1.250%	05/23/2017	^	2,360,000	2,279,158

				15,429,936

Banks—8.2%
ABN AMRO Bank NV (Netherlands)
1.094%	10/28/2016	#^	780,000	783,424
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	370,783
1.125%	03/24/2016	^	400,000	401,067
0.815%	04/27/2017	#^	440,000	440,110
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,317,035
Banco Santander Chile (Chile)
1.186%	04/11/2017	#^	900,000	886,922

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp.
3.875%	03/22/2017		$280,000	$289,370
1.500%	10/09/2015		360,000	360,030
0.850%	05/02/2017	#	900,000	892,026
Bank of America Corp. MTN
1.700%	08/25/2017	§	1,240,000	1,243,835
1.389%	03/22/2018	#	1,700,000	1,710,768
1.250%	01/11/2016		570,000	570,890
Bank of America Corp., Series 1
3.750%	07/12/2016	§	385,000	392,746
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,660,000	1,649,675
1.200%	03/10/2017	^	600,000	597,783
0.742%	03/10/2017	#^	490,000	488,927
Banque Federative du Credit Mutuel SA (France)
1.144%	10/28/2016	#^	2,730,000	2,742,416
Barclays Bank plc (United Kingdom)
0.901%	02/17/2017	#§	1,830,000	1,829,433
BB&T Corp. MTN
1.600%	08/15/2017	§	480,000	482,532
0.960%	02/01/2019	#§	1,940,000	1,933,860
BNP Paribas SA (France)
0.926%	12/12/2016	#	2,860,000	2,863,818
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,905,789
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	568,759
Capital One NA, Bank Note
1.650%	02/05/2018	§	1,560,000	1,545,423
1.500%	09/05/2017	§	1,520,000	1,513,621
CIT Group, Inc.
5.250%	03/15/2018	§	725,000	746,750
Citigroup, Inc.
4.450%	01/10/2017	§	675,000	702,109
2.021%	05/15/2018	#§	1,100,000	1,124,047
1.850%	11/24/2017		720,000	722,064
1.550%	08/14/2017		2,690,000	2,694,232
1.116%	04/01/2016	#	2,420,000	2,423,115
0.603%	06/09/2016	#	1,030,000	1,025,027
Citizens Bank NA MTN
1.600%	12/04/2017	§	1,900,000	1,893,777
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,220,342
Credit Agricole SA (France)
1.449%	04/15/2016	#^	650,000	652,779
1.175%	10/03/2016	#^	1,420,000	1,424,565
1.089%	04/15/2019	#^	2,300,000	2,293,910
Discover Bank
2.600%	11/13/2018		1,800,000	1,808,852
Fifth Third Bancorp
5.450%	01/15/2017		825,000	863,481
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		600,000	600,357
0.834%	11/18/2016	#	300,000	299,796
HSBC Bank plc (United Kingdom)
0.961%	05/15/2018	#^	2,500,000	2,496,307
Huntington National Bank (The)
1.350%	08/02/2016	§	400,000	400,229
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		1,100,000	1,101,427
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	886,796

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
1.195%	01/25/2018	#	$1,300,000	$1,306,639
0.841%	02/15/2017	#	880,000	879,613
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	§	510,000	510,766
1.100%	10/15/2015	§	780,000	780,182
0.952%	02/26/2016	#	870,000	870,892
KeyBank NA
0.819%	11/25/2016	#	380,000	380,191
KeyBank NA, Bank Note
1.100%	11/25/2016		610,000	610,589
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	425,148
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	3,640,000	3,666,485
1.600%	10/27/2017	^	1,800,000	1,796,324
0.925%	10/27/2017	#^	1,010,000	1,005,935
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,700,000	1,697,348
1.250%	01/30/2017		680,000	680,036
0.632%	03/07/2016	#	800,000	799,874
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,039,573
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	890,115
1.300%	04/16/2017	^	810,000	807,258
0.776%	09/25/2017	#^	600,000	597,474
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	740,000	740,473
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,325,268
0.750%	03/29/2016	^	775,000	776,202
Nordea Bank AB (Sweden)
1.875%	09/17/2018	^	680,000	681,540
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,421
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,149,817
Standard Chartered plc (United Kingdom)
2.400%	09/08/2019	^	2,900,000	2,910,408
Sumitomo Mitsui Banking Corp. (Japan)
0.962%	07/19/2016	#§	450,000	451,033
0.900%	01/18/2016		1,070,000	1,070,302
SunTrust Bank
5.200%	01/17/2017	§	895,000	937,410
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,199,686
0.761%	02/15/2017	#	430,000	428,906

				85,826,912

Beverages—0.3%
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	821,039
0.990%	08/01/2018	#^	550,000	547,903
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,616,256

				2,985,198

Biotechnology—0.5%
Amgen, Inc.
1.250%	05/22/2017		2,660,000	2,655,818
Baxalta, Inc.
2.000%	06/22/2018	^	490,000	488,851
1.099%	06/22/2018	#^	890,000	892,173

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Celgene Corp.
2.125%	08/15/2018		$680,000	$685,860
Gilead Sciences, Inc.
1.850%	09/04/2018		220,000	221,630

				4,944,332

Capital Markets—2.1%
Bank of New York Mellon Corp. (The) MTN
0.860%	08/01/2018	#§	980,000	978,439
Credit Suisse (Switzerland)
1.750%	01/29/2018	§	1,200,000	1,200,516
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,237,836
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,050,558
3.625%	02/07/2016		1,575,000	1,590,164
Goldman Sachs Group, Inc. (The) MTN
1.421%	11/15/2018	#§	1,240,000	1,248,388
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	532,539
Macquarie Group Ltd. (Australia)
1.297%	01/31/2017	#^	2,080,000	2,090,086
Morgan Stanley
1.435%	01/27/2020	#	2,880,000	2,904,601
Morgan Stanley MTN
6.625%	04/01/2018		630,000	701,771
1.034%	07/23/2019	#§	2,520,000	2,504,464
Nomura Holdings, Inc. MTN (Japan)
1.786%	09/13/2016	#	1,510,000	1,518,530
UBS AG MTN (Switzerland)
1.800%	03/26/2018		2,300,000	2,299,662

				21,857,554

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	950,575

Commercial Services & Supplies—0.1%
Aramark Services, Inc.
5.750%	03/15/2020	§	720,000	749,700
Mobile Mini, Inc.
7.875%	12/01/2020		780,000	813,150

				1,562,850

Communications Equipment—0.5%
Cisco Systems, Inc.
0.824%	03/01/2019	#	400,000	399,133
0.647%	06/15/2018	#	820,000	816,977
QUALCOMM, Inc.
1.400%	05/18/2018	§	3,770,000	3,757,148

				4,973,258

Consumer Finance—3.5%
Ally Financial, Inc.
3.250%	09/29/2017		1,710,000	1,695,037
American Express Co.
0.919%	05/22/2018	#	1,770,000	1,768,860
American Express Credit Corp.
0.804%	07/29/2016	#	1,600,000	1,601,818
American Express Credit Corp. MTN
1.125%	06/05/2017	§	580,000	577,203
Capital One Financial Corp.
6.150%	09/01/2016		770,000	802,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017	§	$1,070,000	$1,072,404
1.000%	11/25/2016		200,000	200,653
1.000%	03/03/2017	§	960,000	959,989
0.564%	03/03/2017	#	550,000	549,346
Ford Motor Credit Co. LLC
4.250%	02/03/2017		1,678,000	1,734,521
3.000%	06/12/2017	§	1,680,000	1,707,332
1.684%	09/08/2017		1,670,000	1,659,900
Ford Motor Credit Co. LLC, Series 1
1.166%	03/12/2019	#	410,000	398,592
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,173,455
3.000%	09/25/2017		730,000	738,760
2.750%	05/15/2016		620,000	623,895
2.400%	04/10/2018		2,900,000	2,879,454
HSBC USA, Inc.
1.700%	03/05/2018	§	1,650,000	1,646,065
1.207%	09/24/2018	#	1,750,000	1,753,540
International Lease Finance Corp.
3.875%	04/15/2018	§	1,820,000	1,820,000
John Deere Capital Corp.
1.050%	10/11/2016		720,000	722,532
0.576%	10/11/2016	#	360,000	360,561
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	433,000	436,447
1.125%	06/12/2017		760,000	759,772
1.050%	12/15/2016		2,720,000	2,725,864
PACCAR Financial Corp. MTN
1.100%	06/06/2017		320,000	319,927
0.932%	12/06/2018	#	560,000	562,283
0.750%	05/16/2016		380,000	380,587
0.700%	11/16/2015		910,000	910,041
Synchrony Financial
3.000%	08/15/2019		380,000	383,352
1.875%	08/15/2017		1,245,000	1,245,927
1.530%	02/03/2020	#	550,000	543,689
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018		900,000	904,466
1.125%	05/16/2017	§	1,250,000	1,253,446

				36,871,961

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.337%	12/15/2019	#^	2,680,000	2,592,900

Diversified Financial Services—0.2%
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	260,203
General Electric Capital Corp. MTN
1.250%	05/15/2017		645,000	648,662
McGraw Hill Financial, Inc.
3.300%	08/14/2020	^	520,000	529,676
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^§	700,000	701,984

				2,140,525

Diversified Telecommunication Services—0.7%
AT&T, Inc.
5.500%	02/01/2018		450,000	487,862
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	431,806
1.250%	02/14/2017		200,000	199,808

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	$430,000	$433,242
Frontier Communications Corp.
8.875%	09/15/2020	^	560,000	550,200
Intelsat Luxembourg SA (Luxembourg)
7.750%	06/01/2021		1,040,000	690,300
Verizon Communications, Inc.
1.867%	09/15/2016	#§	900,000	908,756
1.350%	06/09/2017	§	1,870,000	1,868,151
1.104%	06/17/2019	#§	540,000	536,875
Windstream Services LLC
7.875%	11/01/2017	§	990,000	1,030,224

				7,137,224

Electric Utilities—0.7%
Duke Energy Corp.
0.705%	04/03/2017	#§	620,000	618,483
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	620,279
0.747%	01/20/2017	#^	350,000	350,066
Georgia Power Co.
0.657%	03/15/2016	#	470,000	469,678
NSTAR Electric Co.
0.561%	05/17/2016	#	720,000	719,002
Southern California Edison Co.
1.845%	02/01/2022		2,878,571	2,872,161
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,099,386
Xcel Energy, Inc.
0.750%	05/09/2016		860,000	860,049

				7,609,104

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		630,000	630,242

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		380,000	380,437

Energy Equipment & Services—0.4%
Cameron International Corp.
1.400%	06/15/2017		620,000	616,158
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		727,000	657,484
Nabors Industries, Inc.
2.350%	09/15/2016		1,550,000	1,531,823
National Oilwell Varco, Inc.
1.350%	12/01/2017		930,000	923,258

				3,728,723

Food & Staples Retailing—0.6%
CVS Health Corp.
1.900%	07/20/2018		2,270,000	2,286,684
Kroger Co. (The)
2.200%	01/15/2017		750,000	759,491
0.819%	10/17/2016	#	1,700,000	1,699,426
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	492,070
0.774%	05/18/2016	#§	870,000	869,606

				6,107,277

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Products—0.7%
ConAgra Foods, Inc.
1.300%	01/25/2016		$170,000	$170,151
General Mills, Inc.
1.400%	10/20/2017		800,000	800,677
0.594%	01/29/2016	#	240,000	239,886
0.494%	01/28/2016	#	570,000	570,138
Ingredion, Inc.
3.200%	11/01/2015		350,000	350,554
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	1,670,000	1,673,437
1.600%	06/30/2017	^	1,950,000	1,953,834
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	838,803
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	302,572

				6,900,052

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,180,000	1,194,750

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		630,000	633,101
1.450%	05/15/2017		2,810,000	2,805,968
0.787%	06/15/2016	#	460,000	459,994
Medtronic, Inc.
1.500%	03/15/2018		590,000	587,846
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		180,000	180,845
2.000%	04/01/2018	§	1,590,000	1,592,948

				6,260,702

Health Care Providers & Services—0.6%
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,664,158
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	857,699
McKesson Corp.
1.292%	03/10/2017		300,000	299,537
Tenet Healthcare Corp.
6.250%	11/01/2018		1,080,000	1,155,600
UnitedHealth Group, Inc.
1.900%	07/16/2018		950,000	960,240
1.450%	07/17/2017		830,000	834,113
0.850%	10/15/2015		180,000	180,020

				5,951,367

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	321,650
1.200%	02/05/2016	§	450,000	450,518
Scientific Games International, Inc.
6.625%	05/15/2021		400,000	290,000

				1,062,168

Household Durables—0.0%
Whirlpool Corp.
1.650%	11/01/2017		410,000	411,482

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)
3.324%	06/01/2019	#	1,780,000	1,695,450

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Talen Energy Supply LLC
4.625%	07/15/2019	^	$2,015,000	$1,843,725
TransAlta Corp. (Canada)
1.900%	06/03/2017		225,000	223,906

				3,763,081

Insurance—0.4%
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	998,714
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,150,896
Prudential Financial, Inc. MTN
1.101%	08/15/2018	#§	800,000	792,220
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	463,676
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,197,544

				4,603,050

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	196,657
1.625%	11/28/2017	^	900,000	895,089
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	560,135

				1,651,881

IT Services—0.3%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,020,000
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	467,791
1.450%	06/05/2017		290,000	287,714
International Business Machines Corp.
1.125%	02/06/2018		900,000	898,132

				2,673,637

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,500,000	1,509,879
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017	§	520,000	519,894

				2,029,773

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018	^	1,220,000	1,198,650
3.875%	11/01/2015		1,400,000	1,400,000

				2,598,650

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,460,720

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,120,728
NBCUniversal Enterprise, Inc.
0.974%	04/15/2018	#^	570,000	569,811
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,380,019
1.300%	02/23/2017	§	700,000	698,766

				3,769,324

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—0.7%
Anglo American Capital plc (United Kingdom)
1.239%	04/15/2016	#^	$300,000	$299,795
Freeport-McMoRan, Inc.
2.300%	11/14/2017		950,000	860,937
2.150%	03/01/2017		500,000	476,250
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,231,839
2.050%	10/23/2015	^	630,000	629,378
Glencore Funding LLC
2.125%	04/16/2018	^	1,340,000	1,153,084
1.649%	01/15/2019	#^	1,880,000	1,538,210

				7,189,493

Multi-Utilities—0.0%
TECO Finance, Inc.
0.883%	04/10/2018	#	440,000	437,221

Oil, Gas & Consumable Fuels—1.5%
Boardwalk Pipelines LP
5.875%	11/15/2016	§	400,000	413,699
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,982,984
0.821%	05/10/2018	#	440,000	438,909
0.700%	11/06/2015		1,190,000	1,190,321
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		1,050,000	1,038,481
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	339,717
CNPC General Capital Ltd. (Virgin Islands, British)
1.209%	05/14/2017	#^	1,100,000	1,095,530
ConocoPhillips Co.
1.500%	05/15/2018		1,030,000	1,029,444
Devon Energy Corp.
0.877%	12/15/2016	#	1,060,000	1,048,501
Enbridge, Inc. (Canada)
0.976%	10/01/2016	#	410,000	408,091
0.779%	06/02/2017	#	640,000	628,896
Hess Corp.
1.300%	06/15/2017		710,000	704,422
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	461,904
2.000%	12/01/2017		450,000	446,974
Marathon Oil Corp.
0.900%	11/01/2015		1,080,000	1,079,784
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	488,439
Phillips 66
2.950%	05/01/2017		310,000	317,265
Sabine Pass LNG LP
7.500%	11/30/2016		1,140,000	1,171,350
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,145,000

				15,429,711

Pharmaceuticals—1.6%
AbbVie, Inc.
2.500%	05/14/2020		1,340,000	1,334,040
1.800%	05/14/2018		1,880,000	1,875,971
1.750%	11/06/2017	§	1,620,000	1,625,642
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018	§	2,400,000	2,410,970
1.850%	03/01/2017	§	1,640,000	1,644,349
1.591%	03/12/2020	#	1,210,000	1,200,054
1.300%	06/15/2017	§	1,100,000	1,090,505

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Merck & Co., Inc.
0.684%	05/18/2018	#		$1,400,000	$1,402,995
Mylan, Inc.
1.800%	06/24/2016			270,000	269,558
1.350%	11/29/2016	§		440,000	437,031
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	§		1,100,000	1,092,016
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^		710,000	678,050
5.500%	03/01/2023	^		1,320,000	1,257,300
Zoetis, Inc.
1.150%	02/01/2016			170,000	170,129

					16,488,610

Real Estate Investment Trusts (REITs)—0.2%
Health Care REIT, Inc.
3.625%	03/15/2016			564,000	569,658
Ventas Realty LP
1.550%	09/26/2016	§		906,000	908,615
1.250%	04/17/2017	§		230,000	229,042

					1,707,315

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^		250,000	249,049
1.750%	09/15/2017	^		780,000	775,170

					1,024,219

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	§		515,000	528,271
Hertz Corp. (The)
6.750%	04/15/2019			1,302,000	1,328,040
JB Hunt Transport Services, Inc.
2.400%	03/15/2019	§		600,000	605,377
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^		570,000	587,277
3.200%	07/15/2020	^		1,000,000	1,012,389
2.500%	03/15/2016	^		1,100,000	1,106,839
2.500%	06/15/2019	^		440,000	438,268
Ryder System, Inc. MTN
2.500%	03/01/2017			620,000	628,372

					6,234,833

Semiconductors & Semiconductor Equipment—0.3%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^		510,000	505,684
0.950%	04/03/2016	^		2,760,000	2,753,293

					3,258,977

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017			490,000	493,213

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017	§		335,000	335,533

Technology Hardware, Storage & Peripherals—0.6%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	‡	2,450,000	2,446,864
2.450%	10/05/2017	^	‡	2,590,000	2,588,550

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hewlett-Packard Co.
1.226%	01/14/2019	#	$760,000	$767,448

				5,802,862

Thrifts & Mortgage Finance—0.9%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017	§	2,220,000	2,229,584
1.375%	03/13/2017		1,000,000	1,000,318
0.846%	03/13/2017	#	800,000	798,772
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,174,047
BPCE SA MTN (France)
1.545%	04/25/2016	#§	1,500,000	1,506,613
1.161%	02/10/2017	#	410,000	411,358
0.936%	06/23/2017	#§	700,000	698,488
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,196,618

				9,015,798

Tobacco—0.5%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	470,000	472,452
0.847%	06/15/2018	#^	1,460,000	1,458,124
Imperial Tobacco Finance plc (United Kingdom)
2.050%	07/20/2018	^	1,270,000	1,270,114
Reynolds American, Inc.
3.250%	06/12/2020		430,000	442,749
2.300%	06/12/2018		720,000	728,217
1.050%	10/30/2015		510,000	510,009

				4,881,665

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		955,000	1,002,750
GATX Corp.
2.500%	07/30/2019	§	600,000	600,998

				1,603,748

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	880,813
T-Mobile USA, Inc.
5.250%	09/01/2018		1,300,000	1,326,000

				2,206,813

TOTAL CORPORATE OBLIGATIONS (Cost $329,669,964)				327,954,879

FLOATING RATE LOANS—0.3%**
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,730,000	1,728,728
CDW LLC, Term Loan
3.250%	04/29/2020	#	1,473,560	1,463,039

TOTAL FLOATING RATE LOANS (Cost $3,191,311)				3,191,767

MORTGAGE-BACKED SECURITIES—5.8%
Commercial Mortgage-Backed Securities— 2.3%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	518,173	509,387
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	534,184	528,939

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Colony American Homes, Series 2014-2A, Class A
1.145%	07/17/2031	#^	$1,883,146	$1,849,271
Colony American Homes, Series 2015-1A, Class A
1.407%	07/17/2032	#^	3,488,334	3,454,895
Del Coronado Trust, Series 2013-HDC, Class A
0.998%	03/15/2026	#^	1,040,000	1,037,933
Hilton USA Trust, Series 2013-HLF, Class AFL
1.204%	11/05/2030	#^	2,631,192	2,628,108
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	1,183,295	1,172,892
Invitation Homes Trust, Series 2014-SFR1, Class A
1.207%	06/17/2031	#^	5,220,000	5,137,443
Invitation Homes Trust, Series 2014-SFR2, Class A
1.307%	09/17/2031	#^	3,170,000	3,111,200
Invitation Homes Trust, Series 2015-SFR3, Class A
1.507%	08/17/2032	#^	1,371,633	1,355,985
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.457%	01/15/2032	#^	2,390,000	2,384,435
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	423,921	470,952

				23,641,440

Non-Agency Mortgage-Backed Securities—2.3%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.710%	10/20/2032	#	414,315	419,684
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		30,577	31,214
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,180,831	2,059,139
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.644%	11/25/2023	#	1,283,341	1,285,003
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.244%	03/25/2025	#	680,032	679,354
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.194%	10/25/2023	#	1,328,239	1,340,953
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.794%	01/25/2024	#	1,506,832	1,512,586
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.144%	05/25/2024	#	1,781,561	1,765,474
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.144%	05/25/2024	#	924,947	919,743
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.394%	07/25/2024	#	3,913,979	3,906,347
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.724%	10/18/2054	#^	1,471,871	1,472,710
GSAMP Trust, Series 2004-SEA2, Class M1
0.844%	03/25/2034	#	755,000	756,538
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	736,832	739,516
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.454%	11/25/2035	#	730,792	725,041
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	605,090	608,458

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	$415,422	$420,204
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	816,226	792,748
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,440,246	1,400,977
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	357,876	358,674
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,218,604	1,220,547
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	575,144	576,971
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.874%	01/25/2033	#	1,364,206	1,308,137

				24,300,018

U.S. Government Agency Mortgage-Backed Securities— 1.2%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	4,436,885	4,593,247
Federal Home Loan Mortgage Corp.
2.533%	12/01/2039	#	116,848	124,607
2.483%	09/01/2035	#	2,421,075	2,586,193
Federal National Mortgage Association
3.141%	07/01/2041	#	1,800,796	1,910,250
3.004%	06/01/2041	#	859,977	917,015
2.375%	03/01/2036	#	102,013	109,708
2.138%	03/01/2036	#	1,238,783	1,316,545
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.544%	04/25/2019	#	39,207	39,131
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.653%	10/07/2020	#	872,488	876,932
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		33,311	33,386
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.583%	03/06/2020	#	505,103	506,005

				13,013,019

TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,224,836)				60,954,477

CONVERTIBLE DEBT OBLIGATIONS—37.7%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	915,237

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc.
2.500%	05/01/2020		2,930,000	2,631,506

Automobiles—0.4%
Tesla Motors, Inc.
0.250%	03/01/2019		4,350,000	4,219,500

Biotechnology—1.2%
BioMarin Pharmaceutical, Inc.
0.750%	10/15/2018		2,215,000	2,872,578
Cepheid, Inc.
1.250%	02/01/2021		6,690,000	6,815,438
Emergent BioSolutions, Inc.
2.875%	01/15/2021		1,323,000	1,505,739

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022	^	$1,035,000	$925,031

				12,118,786

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	750,000	897,656

Capital Markets—0.9%
Ares Capital Corp.
4.375%	01/15/2019		4,115,000	4,238,450
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022	^	1,907,000	1,852,174
RWT Holdings, Inc.
5.625%	11/15/2019	^	1,750,000	1,649,375
Walter Investment Management Corp.
4.500%	11/01/2019		1,995,000	1,458,843

				9,198,842

Commercial Services & Supplies—0.4%
Live Nation Entertainment, Inc.
2.500%	05/15/2019		3,640,000	3,810,625

Communications Equipment—0.8%
Brocade Communications Systems, Inc.
1.375%	01/01/2020	^	5,870,000	5,763,606
CalAmp Corp.
1.625%	05/15/2020	^	1,360,000	1,222,300
Ciena Corp.
0.875%	06/15/2017		350,000	346,938
InterDigital, Inc.
1.500%	03/01/2020	^	1,085,000	1,047,025

				8,379,869

Construction & Engineering—0.2%
Dycom Industries, Inc.
0.750%	09/15/2021	^	2,510,000	2,491,175

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020	^	1,535,000	1,399,728

Consumer Finance—0.5%
Encore Capital Group, Inc.
3.000%	07/01/2020		2,205,000	2,198,109
PRA Group, Inc.
3.000%	08/01/2020		2,638,000	2,766,603

				4,964,712

Diversified Telecommunication Services—0.5%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	4,735,000	4,853,375

Electrical Equipment—0.4%
SolarCity Corp.
1.625%	11/01/2019	^	2,965,000	2,325,672
2.750%	11/01/2018		1,640,000	1,487,275

				3,812,947

Electronic Equipment, Instruments & Components—0.2%
TTM Technologies, Inc.
1.750%	12/15/2020		2,243,000	1,975,242

Energy Equipment & Services—0.7%
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		2,820,000	2,099,137

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SEACOR Holdings, Inc.
2.500%	12/15/2027		$5,535,000	$5,337,816

				7,436,953

Health Care Equipment & Supplies—2.7%
Alere, Inc.
3.000%	05/15/2016		1,953,000	2,225,199
HeartWare International, Inc.
1.750%	12/15/2021	^	1,805,000	1,610,963
Hologic, Inc.
0.000%	12/15/2043		3,880,000	4,910,625
Hologic, Inc., Series 2012
2.000%	03/01/2042		2,717,000	3,671,346
Insulet Corp.
2.000%	06/15/2019		1,648,000	1,524,400
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		3,000,000	3,571,875
NuVasive, Inc.
2.750%	07/01/2017		4,545,000	5,752,266
Wright Medical Group, Inc.
2.000%	02/15/2020	^	4,580,000	4,379,625

				27,646,299

Health Care Providers & Services—0.8%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		2,667,000	2,845,356
HealthSouth Corp.
2.000%	12/01/2043		1,386,000	1,573,110
Healthways, Inc.
1.500%	07/01/2018		1,195,000	1,109,856
Molina Healthcare, Inc.
1.625%	08/15/2044		2,515,000	3,271,072

				8,799,394

Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		3,145,000	3,117,481
Medidata Solutions, Inc.
1.000%	08/01/2018		4,275,000	4,528,828

				7,646,309

Household Durables—1.3%
Jarden Corp.
1.875%	09/15/2018		595,000	801,390
1.125%	03/15/2034		3,701,000	4,251,524
Ryland Group, Inc. (The)
0.250%	06/01/2019		4,628,000	4,272,223
Toll Brothers Finance Corp.
0.500%	09/15/2032		4,320,000	4,460,400

				13,785,537

Independent Power and Renewable Electricity Producers—0.7%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,710,000	1,546,481
3.250%	06/01/2020	^	3,780,000	3,267,338
Pattern Energy Group, Inc.
4.000%	07/15/2020	^	3,220,000	2,944,287

				7,758,106

Industrial Conglomerates—0.4%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		4,000,000	4,140,000

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		$1,895,000	$1,795,512

Internet & Catalog Retail—2.1%
Ctrip.com International Ltd. (Cayman Islands)
1.000%	07/01/2020	^	4,060,000	3,689,525
1.250%	10/15/2018		1,450,000	1,556,937
HomeAway, Inc.
0.125%	04/01/2019		5,250,000	4,869,375
Priceline Group, Inc. (The)
0.900%	09/15/2021	^	3,405,000	3,356,053
0.350%	06/15/2020		5,880,000	6,934,725
Shutterfly, Inc.
0.250%	05/15/2018		980,000	913,238
Vipshop Holdings Ltd. (Cayman Islands)
1.500%	03/15/2019		995,000	1,095,122

				22,414,975

Internet Software & Services—4.0%
Akamai Technologies, Inc.
0.000%	02/15/2019		4,320,000	4,533,321
Blucora, Inc.
4.250%	04/01/2019		3,900,000	3,709,875
Cornerstone OnDemand, Inc.
1.500%	07/01/2018		2,360,000	2,370,325
Envestnet, Inc.
1.750%	12/15/2019		1,105,000	984,141
j2 Global, Inc.
3.250%	06/15/2029		3,563,000	4,244,424
LinkedIn Corp.
0.500%	11/01/2019	^	7,925,000	7,816,071
Twitter, Inc.
1.000%	09/15/2021	^	1,215,000	1,041,103
0.250%	09/15/2019	^	3,095,000	2,721,666
Web.com Group, Inc.
1.000%	08/15/2018		4,990,000	4,703,075
WebMD Health Corp.
2.500%	01/31/2018		1,650,000	1,668,562
1.500%	12/01/2020		5,055,000	5,194,013
Yahoo!, Inc.
0.000%	12/01/2018		3,230,000	3,141,175

				42,127,751

IT Services—1.0%
Cardtronics, Inc.
1.000%	12/01/2020		5,275,000	4,912,344
Euronet Worldwide, Inc.
1.500%	10/01/2044	^	4,710,000	5,778,581

				10,690,925

Life Sciences Tools & Services—0.7%
Illumina, Inc.
0.500%	06/15/2021		2,845,000	3,319,760
0.000%	06/15/2019		3,390,000	3,735,356

				7,055,116

Machinery—0.7%
Chart Industries, Inc.
2.000%	08/01/2018		4,195,000	3,686,356
Meritor, Inc.
4.000%	02/15/2027		3,130,000	3,108,482

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Navistar International Corp.
4.750%	04/15/2019		$845,000	$592,028

				7,386,866

Media—0.3%
Liberty Media Corp.
1.375%	10/15/2023		3,750,000	3,564,844

Metals & Mining—1.7%
Newmont Mining Corp., Series B
1.625%	07/15/2017		3,795,000	3,785,512
Royal Gold, Inc.
2.875%	06/15/2019		3,440,000	3,332,500
RTI International Metals, Inc.
1.625%	10/15/2019		6,920,000	7,309,250
United States Steel Corp.
2.750%	04/01/2019		3,075,000	3,061,547

				17,488,809

Oil, Gas & Consumable Fuels—1.3%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,720,000	1,078,225
Chesapeake Energy Corp.
2.500%	05/15/2037		3,595,000	3,109,675
Cobalt International Energy, Inc.
3.125%	05/15/2024		2,175,000	1,378,406
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	3,405,000	3,402,872
Whiting Petroleum Corp.
1.250%	04/01/2020	^	5,460,000	4,473,788

				13,442,966

Personal Products—0.3%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		3,055,000	2,705,600

Pharmaceuticals—0.8%
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021		4,668,000	4,767,195
Medicines Co. (The)
2.500%	01/15/2022	^	1,896,000	2,476,650
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		460,000	626,175

				7,870,020

Professional Services—0.5%
Huron Consulting Group, Inc.
1.250%	10/01/2019		4,985,000	5,199,978

Real Estate Investment Trusts (REITs)—1.5%
Colony Financial, Inc.
5.000%	04/15/2023		1,475,000	1,462,094
Extra Space Storage LP
3.125%	10/01/2035	^	5,560,000	5,626,025
2.375%	07/01/2033	^	340,000	476,850
National Health Investors, Inc.
3.250%	04/01/2021		3,600,000	3,507,750
Starwood Property Trust, Inc.
4.550%	03/01/2018		4,260,000	4,355,850

				15,428,569

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc.
3.625%	08/15/2020		1,705,000	1,766,806

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—2.3%
Intel Corp.
2.950%	12/15/2035		$1,150,000	$1,399,406
Lam Research Corp.
0.500%	05/15/2016		895,000	1,016,385
Microchip Technology, Inc.
1.625%	02/15/2025	^	4,385,000	4,217,822
Micron Technology, Inc., Series G
3.000%	11/15/2043		1,415,000	1,196,559
NVIDIA Corp.
1.000%	12/01/2018		4,815,000	6,358,809
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019	^	4,098,000	4,546,219
ON Semiconductor Corp.
1.000%	12/01/2020	^	2,205,000	2,063,053
SunEdison, Inc.
0.250%	01/15/2020	^	1,840,000	1,056,850
2.750%	01/01/2021		1,145,000	813,666
2.000%	10/01/2018		1,305,000	989,353
SunPower Corp.
0.875%	06/01/2021		685,000	576,684

				24,234,806

Software—4.6%
BroadSoft, Inc.
1.000%	09/01/2022	^	1,090,000	1,075,013
Citrix Systems, Inc.
0.500%	04/15/2019		7,525,000	7,971,797
FireEye, Inc., Series A
1.000%	06/01/2035	^	4,225,000	3,831,547
FireEye, Inc., Series B
1.625%	06/01/2035	^	1,145,000	1,018,334
NetSuite, Inc.
0.250%	06/01/2018		2,155,000	2,177,897
Nuance Communications, Inc.
2.750%	11/01/2031		1,190,000	1,217,519
1.500%	11/01/2035		1,964,000	2,031,512
Proofpoint, Inc.
0.750%	06/15/2020	^	3,615,000	3,798,009
Red Hat, Inc.
0.250%	10/01/2019	^	4,430,000	5,332,613
salesforce.com, Inc.
0.250%	04/01/2018		6,065,000	7,444,787
Synchronoss Technologies, Inc.
0.750%	08/15/2019		3,794,000	3,846,168
TiVo, Inc.
2.000%	10/01/2021		3,560,000	3,112,775
Verint Systems, Inc.
1.500%	06/01/2021		1,935,000	1,853,972
Workday, Inc.
1.500%	07/15/2020		180,000	199,913
0.750%	07/15/2018		2,805,000	3,036,412

				47,948,268

Specialty Retail—0.4%
GNC Holdings, Inc.
1.500%	08/15/2020	^	1,510,000	1,400,525
Restoration Hardware Holdings, Inc.
0.000%	06/15/2019	^	1,655,000	1,648,794
0.000%	07/15/2020	^	1,700,000	1,651,125

				4,700,444

Technology Hardware, Storage & Peripherals—0.9%
Electronics For Imaging, Inc.
0.750%	09/01/2019		4,320,000	4,428,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SanDisk Corp.
0.500%	10/15/2020				$5,160,000	$5,021,325

						9,449,325

Textiles, Apparel & Luxury Goods—0.2%
Iconix Brand Group, Inc.
1.500%	03/15/2018				3,222,000	2,569,545

Tobacco—0.1%
Vector Group Ltd.
1.750%	04/15/2020		#		1,045,000	1,171,706

Transportation Infrastructure—0.5%
Macquarie Infrastructure Corp.
2.875%	07/15/2019				4,225,000	4,816,500

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $406,281,364)						392,711,129

U.S. TREASURY OBLIGATIONS—8.9%
U.S. Treasury Notes—8.9%
U.S. Treasury Note
1.000%	02/15/2018		‡‡		26,230,000	26,374,632
1.000%	09/15/2017 08/15/2018	-			23,490,000	23,621,758
0.875%	04/30/2017 11/15/2017	-			10,774,000	10,816,686
0.625%	02/15/2017 07/31/2017	-			21,990,000	22,003,461
0.500%	06/15/2016		‡‡		685,000	686,302
0.500%	01/31/2017				9,230,000	9,234,744

						92,737,583

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,497,644)						92,737,583

GOVERNMENT RELATED OBLIGATIONS—2.1%
U.S. Government Agencies—0.3%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016				3,100,000	3,102,824

Non-U.S. Government Agencies—0.5%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016			EUR	1,000,000	1,138,575
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017				$1,300,000	1,307,861
0.625%	01/30/2017				2,290,000	2,290,135

						4,736,571

Sovereign Debt—0.5%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018		^		1,500,000	1,511,976
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018		^		2,155,000	2,166,415
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016		^		1,240,000	1,242,059

						4,920,450

Supranational—0.6%
Asian Development Bank MTN
0.750%	07/28/2017				3,250,000	3,251,508

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
European Investment Bank
1.125%	12/15/2016 08/15/2018	-		$3,425,000	$3,439,841

					6,691,349

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017			1,000,000	1,007,790

Non-U.S. Regional Authority Bonds—0.1%
Province of British Columbia (Canada)
1.200%	04/25/2017			1,500,000	1,510,632

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $22,155,805)					21,969,616

ASSET-BACKED SECURITIES—4.8%
Automobiles—2.8%
Ally Master Owner Trust
Series 2013-1, Class A1
0.657%	02/15/2018		#	2,200,000	2,200,870
Ally Master Owner Trust
Series 2013-2, Class A
0.657%	04/15/2018		#	1,900,000	1,900,746
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2
1.390%	09/20/2018			1,880,000	1,884,504
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018			380,000	381,614
Capital Auto Receivables Asset Trust
Series 2013-1, Class B
1.290%	04/20/2018			370,000	370,063
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020			2,985,000	2,993,421
Fifth Third Auto Trust
Series 2014-1, Class A3
0.680%	04/16/2018			1,582,932	1,582,113
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.760%	09/15/2016			99,443	99,456
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.753%	12/10/2027		#^	502,681	502,759
Nissan Master Owner Trust Receivables
Series 2013-A, Class A
0.507%	02/15/2018		#	5,450,000	5,447,959
Porsche Financial Auto Securitization Trust
Series 2014-1, Class A3
0.670%	01/23/2018		^	5,348,946	5,347,627
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A3
1.190%	07/23/2018		^	3,300,000	3,299,012
Santander Drive Auto Receivables Trust
Series 2014-3, Class B
1.450%	05/15/2019			2,800,000	2,805,267

					28,815,411

Credit Card—0.6%
Chase Issuance Trust Series 2014-A1, Class A1
1.150%	01/15/2019			2,550,000	2,558,379

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Chase Issuance Trust
Series 2007-B1, Class B1
0.457%	04/15/2019		#	$2,000,000	$1,990,836
Citibank Credit Card Issuance Trust
Series 2013-A3, Class A3
1.110%	07/23/2018			170,000	170,543
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021			1,965,000	1,973,287

					6,693,045

Other—1.2%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018			1,076,410	1,077,613
CNH Equipment Trust
Series 2015-B, Class A3
1.370%	07/15/2020			3,400,000	3,411,390
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019		^	270,000	270,296
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017		^	2,635,000	2,635,174
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019		^	2,635,000	2,634,320
Trade MAPS 1 Ltd. (Ireland)
Series 2013-1A, Class A
0.903%	12/10/2018		#^	2,300,000	2,301,435

					12,330,228

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.554%	12/07/2020		#	1,250,135	1,250,527
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.474%	06/25/2021		#^	717,075	713,742
SLM Student Loan Trust
Series 2014-1, Class A1
0.474%	05/28/2019		#	209,195	208,841

					2,173,110

TOTAL ASSET-BACKED SECURITIES (Cost $49,972,794)					50,011,794

				Shares	Value
MONEY MARKET FUNDS—2.2%
Institutional Money Market Fund—2.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $23,199,170)		¥		23,199,170	23,199,170

TOTAL INVESTMENTS—99.7% (Cost $1,055,447,939)					1,039,403,604
Other assets less liabilities—0.3%					3,321,231

NET ASSETS—100.0%					$1,042,724,835

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $274,099,853, which represents 26.3% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $5,035,414)
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—24.6%
Aerospace & Defense—0.5%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$128,162
4.875%	02/15/2020	200,000	225,192
General Dynamics Corp.
2.250%	11/15/2022	500,000	480,020
Honeywell International, Inc.
5.700%	03/15/2036	300,000	367,073
4.250%	03/01/2021	750,000	835,279
3.350%	12/01/2023	300,000	312,892
L-3 Communications Corp.
4.950%	02/15/2021	300,000	318,646
3.950%	05/28/2024	350,000	336,133
Lockheed Martin Corp.
4.070%	12/15/2042	285,000	270,794
3.800%	03/01/2045	300,000	274,755
Northrop Grumman Corp.
4.750%	06/01/2043	220,000	227,862
3.500%	03/15/2021	300,000	311,027
1.750%	06/01/2018	500,000	498,783
Precision Castparts Corp.
4.375%	06/15/2045	500,000	501,770
2.500%	01/15/2023	200,000	193,608
1.250%	01/15/2018	500,000	497,827
Raytheon Co.
6.750%	03/15/2018	750,000	846,477
United Technologies Corp.
6.700%	08/01/2028	150,000	193,002
4.500%	06/01/2042	560,000	571,576
3.100%	06/01/2022	1,050,000	1,067,542
1.800%	06/01/2017	300,000	303,678

			8,762,098

Air Freight & Logistics—0.1%
FedEx Corp.
4.500%	02/01/2065	300,000	268,328
3.875%	08/01/2042	200,000	175,893
2.625%	08/01/2022	200,000	195,745
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	388,713
2.450%	10/01/2022	400,000	392,992

			1,421,671

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	203,954	218,159
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	230,421	242,230
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019	630,644	666,117
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	200,000	200,750

			1,327,256

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	294,338
Johnson Controls, Inc.
4.250%	03/01/2021	300,000	317,525
3.625%	07/02/2024	500,000	487,225

			1,099,088

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031	$200,000	$249,061
4.750%	01/15/2043	200,000	188,306
General Motors Co.
5.200%	04/01/2045	500,000	470,932
4.000%	04/01/2025	380,000	361,719
3.500%	10/02/2018	500,000	505,285
Harley-Davidson, Inc.
4.625%	07/28/2045	300,000	305,315

			2,080,618

Banks—3.4%
Agricultural Bank of China Ltd. (China)
2.750%	05/21/2020	500,000	501,977
Associated Banc-Corp
4.250%	01/15/2025	400,000	407,384
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	06/13/2017	400,000	399,563
Australia & New Zealand Banking Group Ltd. MTN (Australia)
1.250%	01/10/2017	500,000	502,079
Bank of America Corp.
6.875%	11/15/2018	250,000	285,172
5.875%	01/05/2021	400,000	458,616
5.625%	07/01/2020	500,000	564,531
5.490%	03/15/2019	100,000	110,025
3.875%	03/22/2017	700,000	723,425
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	559,150
5.875%	02/07/2042	300,000	352,057
5.650%	05/01/2018	500,000	545,883
5.000%	05/13/2021	300,000	330,972
4.875%	04/01/2044	750,000	781,588
4.250%	10/22/2026	400,000	396,310
4.000%	04/01/2024	500,000	515,577
4.000%	01/22/2025	500,000	490,973
3.300%	01/11/2023	500,000	496,973
Bank of America Corp., Series L
4.750%	04/21/2045	350,000	346,283
3.950%	04/21/2025	200,000	194,949
2.250%	04/21/2020	200,000	197,257
Bank of America NA, Bank Note
1.650%	03/26/2018	500,000	499,785
1.250%	02/14/2017	1,000,000	1,000,891
Bank of Montreal (Canada)
1.400%	04/10/2018	750,000	745,642
Bank of Montreal MTN (Canada)
2.500%	01/11/2017	400,000	407,354
1.300%	07/14/2017	650,000	652,471
Bank of Nova Scotia (The) (Canada)
1.450%	04/25/2018	300,000	298,562
Bank of Nova Scotia (The), Bank Note (Canada)
1.250%	04/11/2017	750,000	749,996
Barclays Bank plc, Bank Note (United Kingdom)
5.125%	01/08/2020	500,000	559,471
Barclays plc (United Kingdom)
2.875%	06/08/2020	250,000	250,358
2.750%	11/08/2019	400,000	403,050
BB&T Corp.
5.250%	11/01/2019	500,000	554,161
BB&T Corp. MTN
2.450%	01/15/2020	500,000	505,038

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.600%	08/15/2017			$400,000	$402,110
BNP Paribas SA MTN (France)
4.250%	10/15/2024	†		400,000	398,308
2.400%	12/12/2018			600,000	608,522
1.375%	03/17/2017			500,000	500,373
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021			400,000	449,438
Capital One Bank USA NA
8.800%	07/15/2019			500,000	604,969
Capital One Bank USA NA, Bank Note
2.300%	06/05/2019			400,000	397,185
1.200%	02/13/2017			400,000	397,793
Citigroup, Inc.
8.500%	05/22/2019			300,000	362,497
8.125%	07/15/2039			500,000	721,315
6.625%	06/15/2032			350,000	415,079
6.125%	11/21/2017			750,000	817,947
6.000%	08/15/2017			600,000	647,071
5.500%	09/13/2025			200,000	217,957
5.375%	08/09/2020			400,000	446,941
4.650%	07/30/2045			310,000	310,451
4.500%	01/14/2022			500,000	541,536
4.050%	07/30/2022			300,000	306,278
3.875%	10/25/2023			200,000	206,589
3.300%	04/27/2025			1,000,000	976,010
2.150%	07/30/2018			750,000	754,235
Citizens Bank NA MTN
1.600%	12/04/2017			500,000	498,362
Commonwealth Bank of Australia (Australia)
1.125%	03/13/2017			350,000	350,434
Corpbanca SA (Chile)
3.875%	09/22/2019		^	400,000	404,760
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
4.875%	05/15/2045		^	350,000	344,309
Discover Bank
7.000%	04/15/2020			200,000	232,103
Discover Bank, Bank Note
4.250%	03/13/2026			200,000	203,351
Fifth Third Bancorp
4.300%	01/16/2024			300,000	309,210
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021			400,000	404,441
First Republic Bank
2.375%	06/17/2019			500,000	502,173
HSBC Bank USA NA
4.875%	08/24/2020			400,000	440,392
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042			500,000	623,676
5.250%	03/14/2044			1,000,000	1,018,395
4.250%	03/14/2024			500,000	496,867
4.000%	03/30/2022			500,000	525,623
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017			500,000	503,861
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019	†		400,000	414,867
JPMorgan Chase & Co.
6.300%	04/23/2019			500,000	568,784
5.600%	07/15/2041			200,000	229,379
4.950%	03/25/2020			1,000,000	1,101,987
4.850%	02/01/2044			500,000	524,127
4.625%	05/10/2021			300,000	326,872
4.500%	01/24/2022			400,000	431,944

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.200%	01/25/2023	$500,000	$496,814
3.125%	01/23/2025	1,000,000	966,264
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	1,400,000	1,402,103
KeyCorp MTN
5.100%	03/24/2021	500,000	553,903
LBBW (Germany)
7.625%	02/01/2023	200,000	253,349
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025	500,000	495,549
2.350%	09/05/2019	400,000	402,046
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020	500,000	497,319
National City Corp.
6.875%	05/15/2019	500,000	576,866
PNC Bank NA
1.500%	10/18/2017	400,000	401,213
PNC Bank NA, Bank Note
1.300%	10/03/2016	250,000	250,700
1.150%	11/01/2016	500,000	500,842
Royal Bank of Canada (Canada)
1.200%	01/23/2017	155,000	155,518
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017	500,000	499,997
1.250%	06/16/2017	500,000	500,767
Royal Bank of Scotland Group plc (United Kingdom)
6.400%	10/21/2019	1,000,000	1,124,429
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	349,523
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	202,381
1.750%	01/16/2018	300,000	300,038
1.300%	01/10/2017	500,000	499,932
Svenska Handelsbanken AB MTN (Sweden)
2.250%	06/17/2019	500,000	505,952
Toronto-Dominion Bank (The) MTN (Canada)
1.625%	03/13/2018	200,000	200,730
U.S. Bancorp MTN
2.950%	07/15/2022	200,000	199,154
1.650%	05/15/2017	500,000	504,588
Union Bank NA
2.625%	09/26/2018	500,000	508,554
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	500,870
Wells Fargo & Co.
5.375%	11/02/2043	350,000	386,336
4.480%	01/16/2024	784,000	823,889
3.900%	05/01/2045	390,000	359,313
1.500%	01/16/2018	500,000	499,693
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	549,102
3.500%	03/08/2022	300,000	310,387
3.000%	02/19/2025	340,000	327,551
2.100%	05/08/2017	800,000	811,369
1.150%	06/02/2017	700,000	700,491
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	298,883
Wells Fargo & Co., Series N
2.150%	01/30/2020	750,000	748,621
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	121,896
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	391,998

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	$1,000,000	$1,107,936

			57,012,910

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	190,276
1.125%	01/27/2017	1,000,000	1,002,760
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	422,758
7.750%	01/15/2019	500,000	587,817
6.875%	11/15/2019	300,000	352,622
5.375%	01/15/2020	500,000	558,789
3.750%	07/15/2042	200,000	172,114
Coca-Cola Co. (The)
3.200%	11/01/2023	350,000	359,651
3.150%	11/15/2020	200,000	209,687
1.650%	03/14/2018	1,000,000	1,007,308
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	330,039
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	353,465
Diageo Investment Corp.
7.450%	04/15/2035	650,000	896,656
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	304,566
PepsiCo, Inc.
5.500%	01/15/2040	500,000	584,667
5.000%	06/01/2018	400,000	438,016
3.000%	08/25/2021	500,000	517,866
2.750%	03/01/2023	400,000	398,092

			8,687,149

Biotechnology—0.3%
Amgen, Inc.
6.900%	06/01/2038	267,000	336,344
6.150%	06/01/2018	500,000	557,708
5.850%	06/01/2017	250,000	267,876
5.150%	11/15/2041	300,000	309,429
4.400%	05/01/2045	270,000	248,889
3.875%	11/15/2021	300,000	316,532
3.625%	05/22/2024	400,000	401,893
Biogen, Inc.
4.050%	09/15/2025	220,000	222,683
Celgene Corp.
4.625%	05/15/2044	600,000	571,467
3.875%	08/15/2025	360,000	360,800
1.900%	08/15/2017	200,000	201,553
Gilead Sciences, Inc.
4.750%	03/01/2046	80,000	80,561
4.600%	09/01/2035	150,000	150,416
4.500%	02/01/2045	500,000	481,672
4.400%	12/01/2021	300,000	325,347
2.050%	04/01/2019	750,000	755,518

			5,588,688

Capital Markets—1.5%
Ameriprise Financial, Inc.
3.700%	10/15/2024	400,000	407,878
BlackRock, Inc.
4.250%	05/24/2021	500,000	552,438
3.375%	06/01/2022	500,000	517,506
Credit Suisse (Switzerland)
5.400%	01/14/2020	200,000	221,917

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Credit Suisse MTN (Switzerland)
3.625%	09/09/2024		$400,000	$401,119
1.375%	05/26/2017		1,000,000	999,332
Credit Suisse USA, Inc.
7.125%	07/15/2032		750,000	990,877
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	700,835
4.296%	05/24/2028	#	500,000	476,986
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,196,594
6.250%	09/01/2017		500,000	543,517
6.250%	02/01/2041		500,000	604,169
6.150%	04/01/2018		500,000	550,866
5.950%	01/15/2027		300,000	342,412
5.750%	01/24/2022		300,000	344,584
5.625%	01/15/2017		750,000	787,918
5.250%	07/27/2021		300,000	334,826
4.000%	03/03/2024		500,000	515,181
3.500%	01/23/2025		500,000	492,660
2.750%	09/15/2020		115,000	115,664
2.625%	01/31/2019		1,000,000	1,012,862
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	350,800
5.375%	03/15/2020		300,000	334,846
Jefferies Group LLC
6.250%	01/15/2036		230,000	218,122
5.125%	04/13/2018		300,000	315,297
Lazard Group LLC
4.250%	11/14/2020		400,000	424,187
Morgan Stanley
7.250%	04/01/2032		100,000	132,655
6.375%	07/24/2042		300,000	369,390
5.750%	01/25/2021		600,000	684,761
4.875%	11/01/2022		1,000,000	1,067,024
4.750%	03/22/2017		300,000	314,341
3.750%	02/25/2023		300,000	307,566
2.500%	01/24/2019		1,000,000	1,014,130
Morgan Stanley MTN
6.625%	04/01/2018		500,000	556,961
5.950%	12/28/2017		500,000	545,052
5.750%	10/18/2016		640,000	669,883
5.450%	01/09/2017		500,000	525,266
4.000%	07/23/2025		750,000	767,424
3.700%	10/23/2024		400,000	402,369
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	353,351
Northern Trust Corp.
3.950%	10/30/2025		300,000	314,588
3.375%	08/23/2021		500,000	529,130
State Street Corp.
3.700%	11/20/2023		400,000	418,424
3.100%	05/15/2023		200,000	197,166
UBS AG (Switzerland)
1.375%	06/01/2017		780,000	778,694
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	108,867
1.375%	08/14/2017		500,000	498,636

				24,309,071

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	453,774
Airgas, Inc.
2.375%	02/15/2020		300,000	297,690

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CF Industries, Inc.
3.450%	06/01/2023		$400,000	$381,346
Cytec Industries, Inc.
3.950%	05/01/2025		135,000	133,068
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	760,984
5.250%	11/15/2041		300,000	296,038
4.125%	11/15/2021		150,000	156,904
3.000%	11/15/2022		500,000	484,089
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	213,578
4.250%	04/01/2021		300,000	328,107
2.800%	02/15/2023		300,000	290,684
Eastman Chemical Co.
2.700%	01/15/2020		400,000	400,038
Ecolab, Inc.
5.500%	12/08/2041		300,000	340,550
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	559,881
5.000%	04/15/2019		500,000	539,510
Methanex Corp. (Canada)
3.250%	12/15/2019	†	400,000	399,627
Monsanto Co.
5.500%	08/15/2025		200,000	222,320
Mosaic Co. (The)
5.625%	11/15/2043		400,000	422,930
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024		250,000	248,468
PPG Industries, Inc.
3.600%	11/15/2020		400,000	420,891
Praxair, Inc.
2.200%	08/15/2022		400,000	382,408
Rockwood Specialties Group, Inc.
4.625%	10/15/2020		250,000	258,836
Sigma-Aldrich Corp.
3.375%	11/01/2020		360,000	370,579
Valspar Corp. (The)
4.400%	02/01/2045		200,000	184,892

				8,547,192

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	227,913
5.500%	09/15/2019		300,000	335,398
Waste Management, Inc.
4.750%	06/30/2020		750,000	834,074

				1,397,385

Communications Equipment—0.3%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	611,452
4.950%	02/15/2019		500,000	551,989
3.500%	06/15/2025		500,000	516,606
2.450%	06/15/2020		420,000	426,702
Harris Corp.
6.150%	12/15/2040		250,000	269,611
3.832%	04/27/2025		300,000	294,293
Juniper Networks, Inc.
4.350%	06/15/2025		750,000	745,475
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	392,014
QUALCOMM, Inc.
4.800%	05/20/2045		140,000	122,699
4.650%	05/20/2035		100,000	91,447

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.450%	05/20/2025	$250,000	$236,354
2.250%	05/20/2020	340,000	339,365

			4,598,007

Consumer Finance—0.7%
American Express Co.
7.000%	03/19/2018	900,000	1,011,726
American Express Credit Corp.
2.125%	03/18/2019	500,000	503,643
American Express Credit Corp., Series F
2.600%	09/14/2020	320,000	321,677
American Honda Finance Corp.
2.125%	10/10/2018	500,000	505,842
American Honda Finance Corp. MTN
1.600%	07/13/2018	500,000	499,774
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	300,000	299,151
1.625%	06/01/2017	300,000	302,765
Ford Motor Credit Co. LLC
5.875%	08/02/2021	500,000	566,709
5.000%	05/15/2018	200,000	212,848
4.250%	02/03/2017	200,000	206,737
4.250%	09/20/2022	200,000	206,517
3.000%	06/12/2017	300,000	304,881
1.724%	12/06/2017	400,000	397,531
1.684%	09/08/2017	400,000	397,581
General Motors Financial Co., Inc.
3.200%	07/13/2020	500,000	493,807
3.000%	09/25/2017	500,000	506,000
HSBC USA, Inc.
2.375%	11/13/2019	500,000	499,217
2.250%	06/23/2019	500,000	501,362
John Deere Capital Corp.
1.200%	10/10/2017	300,000	300,137
1.050%	10/11/2016	750,000	752,637
John Deere Capital Corp. MTN
3.900%	07/12/2021	300,000	320,730
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020	300,000	333,491
2.625%	01/10/2023	300,000	295,675
1.450%	01/12/2018	300,000	300,450
1.250%	10/05/2017	400,000	400,613
1.125%	05/16/2017	500,000	501,379

			10,942,880

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019	300,000	352,307
Packaging Corp. of America
4.500%	11/01/2023	250,000	261,485

			613,792

Diversified Consumer Services—0.1%
California Institute of Technology
4.321%	08/01/2045	70,000	72,857
Massachusetts Institute of Technology
4.678%	07/01/2114	250,000	261,834
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045	250,000	235,895
University of Southern California
5.250%	10/01/2111	30,000	35,198
Yale University MTN
2.086%	04/15/2019	500,000	508,401

			1,114,185

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—1.1%
Bank One Corp.
8.000%	04/29/2027		$800,000	$1,064,435
7.625%	10/15/2026		300,000	384,804
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	391,968
6.400%	10/02/2017		400,000	436,256
4.650%	07/02/2018		400,000	428,071
Berkshire Hathaway, Inc.
2.100%	08/14/2019		500,000	509,025
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	329,738
4.625%	12/01/2023		400,000	413,977
3.875%	02/08/2022		400,000	421,871
3.375%	01/19/2017		300,000	308,420
2.250%	01/14/2019		500,000	505,140
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN (Netherlands)
3.375%	05/21/2025		500,000	491,554
GE Capital Trust I
6.375%	11/15/2067	#	130,000	139,750
General Electric Capital Corp. MTN
6.875%	01/10/2039		500,000	701,465
6.375%	11/15/2067	#	600,000	644,625
5.875%	01/14/2038	†	700,000	874,719
5.625%	09/15/2017		300,000	326,860
5.500%	01/08/2020		500,000	572,523
5.400%	02/15/2017		650,000	687,506
4.625%	01/07/2021		300,000	335,032
3.100%	01/09/2023		1,000,000	1,023,462
2.300%	01/14/2019		500,000	508,774
Intercontinental Exchange, Inc.
2.500%	10/15/2018		300,000	306,174
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	540,458
Leucadia National Corp.
6.625%	10/23/2043		200,000	187,935
McGraw Hill Financial, Inc.
4.400%	02/15/2026	^	160,000	162,700
Moody’s Corp.
2.750%	07/15/2019	†	500,000	509,027
Murray Street Investment Trust I
4.647%	03/09/2017		1,000,000	1,043,115
Nasdaq, Inc.
4.250%	06/01/2024		400,000	407,782
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	351,374
2.850%	01/27/2025		150,000	145,557
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	625,847
5.200%	03/22/2017		500,000	529,240
4.375%	05/11/2045		170,000	168,798
3.625%	08/21/2042		300,000	265,842
3.250%	05/11/2025		200,000	198,176
2.375%	08/21/2022		500,000	483,160
2.125%	05/11/2020		330,000	330,702
Voya Financial, Inc.
5.500%	07/15/2022		500,000	570,305

				18,326,167

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.150%	09/15/2034		500,000	547,429

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.800%	02/15/2019		$550,000	$612,044
5.550%	08/15/2041		300,000	305,476
5.500%	02/01/2018		510,000	552,910
5.350%	09/01/2040		307,000	304,297
4.750%	05/15/2046		150,000	137,975
4.500%	05/15/2035		150,000	137,655
4.450%	05/15/2021		500,000	534,388
4.350%	06/15/2045		758,000	653,142
3.900%	03/11/2024	†	1,150,000	1,171,518
3.400%	05/15/2025		100,000	95,643
3.000%	06/30/2022		100,000	97,708
2.450%	06/30/2020		100,000	98,568
1.600%	02/15/2017		400,000	400,884
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	373,662
2.350%	02/14/2019		500,000	502,375
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	429,909
Orange SA (France)
9.000%	03/01/2031		500,000	710,436
Qwest Corp.
6.875%	09/15/2033		400,000	387,187
6.500%	06/01/2017		250,000	267,550
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	661,883
Verizon Communications, Inc.
7.750%	12/01/2030		130,000	174,096
6.900%	04/15/2038		500,000	608,453
6.550%	09/15/2043		1,150,000	1,363,397
6.400%	02/15/2038		500,000	576,148
6.350%	04/01/2019		703,000	801,626
6.000%	04/01/2041		300,000	328,414
5.850%	09/15/2035		250,000	273,125
5.150%	09/15/2023		1,250,000	1,383,135
5.050%	03/15/2034		400,000	400,266
5.012%	08/21/2054		1,100,000	1,005,203
4.500%	09/15/2020		900,000	976,042
3.500%	11/01/2021		400,000	409,517
2.625%	02/21/2020		214,000	214,856
2.450%	11/01/2022		300,000	283,757
Verizon Maryland LLC, Series B
5.125%	06/15/2033		250,000	251,250

				18,031,924

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	161,435
Arizona Public Service Co.
4.500%	04/01/2042		300,000	313,416
3.350%	06/15/2024		200,000	204,556
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036		300,000	329,460
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017		400,000	449,289
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	362,982
5.875%	02/01/2033		200,000	241,260
5.800%	03/15/2018		100,000	110,255
Connecticut Light & Power Co. (The)
4.300%	04/15/2044		250,000	257,059
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019		300,000	336,812

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Constellation Energy Group, Inc.
5.150%	12/01/2020	$400,000	$440,351
DTE Electric Co.
3.450%	10/01/2020	300,000	317,835
3.375%	03/01/2025	300,000	308,504
DTE Electric Co., Series A
6.625%	06/01/2036	110,000	147,221
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	413,418
4.300%	06/15/2020	100,000	109,907
4.000%	09/30/2042	300,000	295,803
3.750%	06/01/2045	300,000	284,662
Duke Energy Corp.
2.150%	11/15/2016	200,000	202,184
Duke Energy Florida LLC
6.400%	06/15/2038	350,000	460,173
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	321,020
Entergy Corp.
4.700%	01/15/2017	500,000	513,203
Exelon Corp.
4.950%	06/15/2035	250,000	252,745
3.950%	06/15/2025	500,000	505,650
Florida Power & Light Co.
5.950%	02/01/2038	500,000	636,150
5.125%	06/01/2041	200,000	231,042
4.950%	06/01/2035	100,000	110,865
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	228,482
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	439,274
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	289,321
Indiana Michigan Power Co., Series J
3.200%	03/15/2023	500,000	501,350
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	567,000
MidAmerican Energy Co.
4.400%	10/15/2044	500,000	524,107
3.700%	09/15/2023	250,000	263,241
MidAmerican Energy Co. MTN
5.800%	10/15/2036	250,000	302,142
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	261,093
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	278,606
Northern States Power Co.
4.125%	05/15/2044	350,000	354,661
Oklahoma Gas & Electric Co.
4.550%	03/15/2044	250,000	260,604
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038	300,000	410,916
5.000%	09/30/2017	300,000	320,048
2.150%	06/01/2019	250,000	249,543
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	605,508
4.750%	02/15/2044	250,000	264,238
4.450%	04/15/2042	300,000	303,862
3.400%	08/15/2024	500,000	502,384
PECO Energy Co.
2.375%	09/15/2022	200,000	192,978
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	295,476

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PPL Capital Funding, Inc.
4.700%	06/01/2043		$200,000	$199,922
3.400%	06/01/2023		200,000	200,625
Progress Energy, Inc.
7.050%	03/15/2019		400,000	463,308
4.400%	01/15/2021		300,000	323,114
PSEG Power LLC
8.625%	04/15/2031		300,000	407,943
Public Service Co. of Colorado
4.300%	03/15/2044		250,000	255,793
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037		300,000	391,517
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042		200,000	186,292
Sierra Pacific Power Co., Series T
3.375%	08/15/2023		350,000	356,178
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	165,725
Southern California Edison Co.
6.650%	04/01/2029		500,000	641,176
4.050%	03/15/2042		300,000	296,869
Southern California Edison Co., Series C
3.600%	02/01/2045		300,000	276,459
Southern Co. (The)
2.150%	09/01/2019		500,000	494,794
Union Electric Co.
6.400%	06/15/2017		250,000	271,322
Virginia Electric & Power Co.
5.400%	04/30/2018		250,000	274,120
2.950%	01/15/2022		542,000	547,263
1.200%	01/15/2018		300,000	299,069
Westar Energy, Inc.
4.625%	09/01/2043		350,000	375,442
Wisconsin Electric Power
5.625%	05/15/2033		150,000	180,195
Wisconsin Power & Light Co.
4.100%	10/15/2044		350,000	343,759
Xcel Energy, Inc.
4.800%	09/15/2041		200,000	207,445

				22,890,421

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042		100,000	92,674
2.750%	11/02/2022		100,000	97,478
1.500%	11/02/2017		300,000	299,818
Emerson Electric Co.
5.000%	04/15/2019		500,000	553,002
2.625%	02/15/2023		270,000	266,101

				1,309,073

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	307,237
3.000%	03/01/2018		400,000	404,751
Corning, Inc.
4.750%	03/15/2042	†	400,000	420,937
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	195,250
Keysight Technologies, Inc.
3.300%	10/30/2019	^	400,000	401,884

				1,730,059

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.3%
Baker Hughes, Inc.
7.500%	11/15/2018		$1,000,000	$1,160,426
Cameron International Corp.
1.400%	06/15/2017		400,000	397,522
1.150%	12/15/2016		250,000	249,276
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†	300,000	197,381
Ensco plc (United Kingdom)
4.700%	03/15/2021		200,000	168,614
4.500%	10/01/2024	†	250,000	185,002
Halliburton Co.
7.450%	09/15/2039		400,000	535,678
Nabors Industries, Inc.
2.350%	09/15/2016		150,000	148,241
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	129,976
2.500%	03/15/2017		300,000	279,086
Pride International, Inc.
6.875%	08/15/2020		200,000	190,495
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	186,567
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	428,844
6.750%	09/15/2040		300,000	229,568
4.500%	04/15/2022		300,000	242,967

				4,729,643

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022		300,000	297,451
CVS Health Corp.
4.125%	05/15/2021		200,000	214,353
4.000%	12/05/2023		300,000	318,379
3.875%	07/20/2025		720,000	743,660
2.250%	12/05/2018		750,000	761,467
1.900%	07/20/2018		500,000	503,675
Kroger Co. (The)
7.500%	04/01/2031		200,000	258,451
5.400%	07/15/2040		200,000	215,203
2.950%	11/01/2021		400,000	401,406
Sysco Corp.
2.600%	06/12/2022		500,000	484,651
Walgreen Co.
4.400%	09/15/2042		200,000	178,635
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		500,000	498,278
1.750%	11/17/2017		200,000	200,845
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	353,989
5.250%	09/01/2035		750,000	868,060
4.875%	07/08/2040		300,000	333,748
4.300%	04/22/2044		750,000	768,586
4.250%	04/15/2021		300,000	332,528
3.625%	07/08/2020		300,000	324,464
2.550%	04/11/2023		500,000	494,453

				8,552,282

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		399,000	436,062
ConAgra Foods, Inc.
4.650%	01/25/2043		198,000	180,939
3.250%	09/15/2022		200,000	195,043

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Mills, Inc.
5.400%	06/15/2040		$300,000	$336,829
3.150%	12/15/2021		200,000	204,133
1.400%	10/20/2017		400,000	400,338
Kellogg Co.
4.150%	11/15/2019		300,000	321,593
4.000%	12/15/2020		190,000	203,115
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	473,889
6.500%	02/09/2040		200,000	240,558
5.375%	02/10/2020		209,000	233,661
Kraft Heinz Foods Co.
5.200%	07/15/2045	^	200,000	212,626
3.950%	07/15/2025	^	500,000	512,604
2.800%	07/02/2020	^	200,000	201,529
2.000%	07/02/2018	^	330,000	330,679
Mondelez International, Inc.
6.500%	02/09/2040		139,000	170,791
2.250%	02/01/2019		750,000	755,284
Tyson Foods, Inc.
2.650%	08/15/2019		750,000	756,329
Unilever Capital Corp.
4.250%	02/10/2021		300,000	333,176

				6,499,178

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044		350,000	332,201
ONE Gas, Inc.
3.610%	02/01/2024		500,000	517,492
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034		300,000	299,546
Southern California Gas Co.
5.125%	11/15/2040		400,000	461,275
4.450%	03/15/2044		200,000	212,299
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	207,083

				2,029,896

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025		700,000	686,705
2.000%	03/15/2020		200,000	199,939
Becton Dickinson and Co.
6.375%	08/01/2019		250,000	286,024
5.000%	11/12/2040		300,000	307,537
3.734%	12/15/2024		500,000	509,974
Boston Scientific Corp.
7.375%	01/15/2040		200,000	253,794
6.000%	01/15/2020		200,000	224,513
3.850%	05/15/2025		500,000	492,777
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	273,155
Medtronic, Inc.
4.625%	03/15/2045		500,000	516,804
4.450%	03/15/2020		300,000	330,066
4.375%	03/15/2035		500,000	506,437
3.500%	03/15/2025		1,000,000	1,021,571
2.750%	04/01/2023		400,000	393,139
1.500%	03/15/2018		250,000	249,087
Stryker Corp.
4.375%	05/15/2044		300,000	297,860
4.100%	04/01/2043		200,000	187,674

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025	$500,000	$490,588

			7,227,644

Health Care Providers & Services—0.5%
Aetna, Inc.
6.625%	06/15/2036	250,000	311,418
4.125%	11/15/2042	200,000	185,150
1.500%	11/15/2017	200,000	200,298
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	199,489
Anthem, Inc.
4.650%	01/15/2043	200,000	196,885
4.650%	08/15/2044	300,000	291,108
3.300%	01/15/2023	300,000	297,353
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	194,051
3.200%	03/15/2023	300,000	297,651
1.700%	03/15/2018	300,000	299,064
Cigna Corp.
5.125%	06/15/2020	300,000	335,376
4.500%	03/15/2021	650,000	699,304
Dignity Health
3.812%	11/01/2024	400,000	410,405
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	231,580
4.750%	11/15/2021	200,000	216,225
Humana, Inc.
3.850%	10/01/2024	400,000	403,156
McKesson Corp.
4.883%	03/15/2044	400,000	408,481
4.750%	03/01/2021	200,000	222,348
2.850%	03/15/2023	300,000	291,306
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	326,110
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	386,515
6.000%	02/15/2018	500,000	551,204
5.950%	02/15/2041	200,000	242,613
3.750%	07/15/2025	260,000	269,075
1.625%	03/15/2019	400,000	397,464

			7,863,629

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	419,847
Marriott International, Inc., Series N
3.125%	10/15/2021	400,000	406,433
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	545,103
Starbucks Corp.
2.000%	12/05/2018	400,000	405,949
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034	400,000	353,970
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	292,307
Yum! Brands, Inc.
6.875%	11/15/2037	52,000	60,878
5.350%	11/01/2043	250,000	240,917

			2,725,404

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	219,840

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021		$400,000	$426,556
Colgate-Palmolive Co. MTN
0.900%	05/01/2018		1,000,000	993,481
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	545,219
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	315,134
5.550%	03/05/2037		250,000	305,246
4.700%	02/15/2019		500,000	552,380

				3,138,016

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024		500,000	500,743

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037		100,000	123,693
2.000%	06/26/2022		300,000	292,465
General Electric Co.
4.125%	10/09/2042		300,000	296,677
3.375%	03/11/2024		1,000,000	1,036,834
2.700%	10/09/2022		300,000	301,044
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	122,101
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044		100,000	95,258
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	509,106
Roper Technologies, Inc.
1.850%	11/15/2017		200,000	200,378

				2,977,556

Insurance—0.9%
ACE INA Holdings, Inc.
3.150%	03/15/2025		300,000	292,933
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	330,300
Aflac, Inc.
3.625%	06/15/2023		400,000	410,864
2.400%	03/16/2020		300,000	303,448
Allstate Corp. (The)
3.150%	06/15/2023		500,000	506,035
American International Group, Inc.
6.250%	05/01/2036		400,000	485,503
3.875%	01/15/2035		300,000	276,874
2.300%	07/16/2019		650,000	654,330
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	382,422
3.500%	06/14/2024		400,000	394,710
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	155,146
AXA SA (France)
8.600%	12/15/2030		250,000	340,470
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	289,684
4.250%	01/15/2021		300,000	329,092
2.000%	08/15/2018		500,000	509,014
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	197,750
CNA Financial Corp.
5.750%	08/15/2021		300,000	342,271

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Fidelity National Financial, Inc.
6.600%	05/15/2017		$300,000	$320,830
First American Financial Corp.
4.600%	11/15/2024		500,000	512,916
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	178,915
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	559,745
Lincoln National Corp.
6.150%	04/07/2036		250,000	295,236
Markel Corp.
5.000%	03/30/2043		300,000	305,920
MetLife, Inc.
7.717%	02/15/2019		500,000	592,625
5.700%	06/15/2035		250,000	291,958
4.875%	11/13/2043		300,000	316,983
3.600%	04/10/2024		500,000	509,840
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	100,132
Principal Financial Group, Inc.
3.400%	05/15/2025		350,000	345,043
Progressive Corp. (The)
6.625%	03/01/2029		150,000	195,464
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	126,853
5.800%	11/16/2041		200,000	231,071
5.700%	12/14/2036		250,000	285,191
5.375%	06/21/2020		300,000	338,434
3.500%	05/15/2024		400,000	402,908
Travelers Cos., Inc. (The)
6.750%	06/20/2036		500,000	655,565
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	517,904
Unum Group
4.000%	03/15/2024		350,000	361,708
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	259,774
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	404,011

				14,309,872

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024		500,000	512,777
1.200%	11/29/2017		200,000	199,270
Expedia, Inc.
7.456%	08/15/2018		250,000	282,343
QVC, Inc.
5.450%	08/15/2034		350,000	313,600
3.125%	04/01/2019		120,000	119,829

				1,427,819

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
3.125%	11/28/2021	^	370,000	356,211
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019		400,000	397,688
eBay, Inc.
4.000%	07/15/2042		100,000	78,258
2.600%	07/15/2022		100,000	92,567
1.350%	07/15/2017		100,000	99,474
Google, Inc.
3.625%	05/19/2021		300,000	322,253

				1,346,451

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022	$200,000	$206,585
Fidelity National Information Services, Inc.
2.000%	04/15/2018	200,000	199,060
1.450%	06/05/2017	750,000	744,087
Fiserv, Inc.
3.500%	10/01/2022	200,000	202,899
International Business Machines Corp.
7.000%	10/30/2025	300,000	385,318
5.700%	09/14/2017	500,000	543,638
3.625%	02/12/2024	250,000	257,892
1.625%	05/15/2020	400,000	395,084
MasterCard, Inc.
2.000%	04/01/2019	200,000	202,283
Western Union Co. (The)
5.253%	04/01/2020	502,000	551,289
Xerox Corp.
6.350%	05/15/2018	500,000	552,279
4.500%	05/15/2021	200,000	208,080

			4,448,494

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044	200,000	197,934
Mattel, Inc.
2.350%	05/06/2019	300,000	300,063

			497,997

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	108,926
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024	500,000	518,772
2.400%	02/01/2019	750,000	754,714

			1,382,412

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064	500,000	504,050
3.400%	05/15/2024	500,000	499,953
Deere & Co.
4.375%	10/16/2019	500,000	542,929
Dover Corp.
5.375%	03/01/2041	300,000	342,331
Illinois Tool Works, Inc.
3.500%	03/01/2024	350,000	358,390
Parker-Hannifin Corp. MTN
3.500%	09/15/2022	100,000	104,425
Stanley Black & Decker, Inc.
3.400%	12/01/2021	290,000	302,047

			2,654,125

Media—1.1%
21st Century Fox America, Inc.
8.000%	10/17/2016	150,000	160,370
7.750%	12/01/2045	200,000	275,370
6.200%	12/15/2034	1,000,000	1,146,180
6.150%	02/15/2041	300,000	343,306
5.650%	08/15/2020	500,000	572,293
CBS Corp.
7.875%	07/30/2030	250,000	325,498
5.750%	04/15/2020	200,000	225,191
4.850%	07/01/2042	250,000	230,459
1.950%	07/01/2017	300,000	301,567

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CCO Safari II LLC
6.834%	10/23/2055	^	$360,000	$360,165
4.908%	07/23/2025	^	570,000	568,140
3.579%	07/23/2020	^	500,000	496,751
Comcast Corp.
7.050%	03/15/2033		300,000	396,178
6.500%	01/15/2017		250,000	267,137
6.450%	03/15/2037		500,000	633,973
5.650%	06/15/2035		200,000	231,046
4.600%	08/15/2045		250,000	256,171
4.500%	01/15/2043		200,000	202,480
3.375%	08/15/2025		400,000	403,570
2.850%	01/15/2023		500,000	498,621
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	537,441
5.200%	03/15/2020		200,000	218,691
3.800%	03/15/2022		300,000	302,384
Discovery Communications LLC
5.625%	08/15/2019		400,000	446,783
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		200,000	181,676
Historic TW, Inc.
9.150%	02/01/2023		300,000	395,761
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	251,504
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	250,305
5.950%	04/01/2041		250,000	299,861
4.375%	04/01/2021		250,000	274,095
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	336,842
3.950%	09/30/2021		200,000	209,673
Time Warner Cable, Inc.
8.750%	02/14/2019		500,000	587,617
6.750%	06/15/2039		200,000	200,636
4.500%	09/15/2042		300,000	238,020
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	306,620
8.375%	07/15/2033		250,000	290,681
Time Warner, Inc.
7.700%	05/01/2032		400,000	520,761
5.375%	10/15/2041		250,000	263,279
4.050%	12/15/2023		750,000	772,976
Viacom, Inc.
6.875%	04/30/2036		300,000	312,550
4.500%	03/01/2021		200,000	207,763
4.375%	03/15/2043		200,000	148,046
2.750%	12/15/2019		225,000	226,077
2.500%	12/15/2016		300,000	303,463
Walt Disney Co. (The) MTN
3.750%	06/01/2021		200,000	215,907
3.700%	12/01/2042		200,000	188,650
2.350%	12/01/2022		200,000	197,730
1.100%	12/01/2017		250,000	250,088
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	292,191
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024		300,000	299,518

				17,422,055

Metals & Mining—0.5%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	333,067

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		$500,000	$571,308
5.000%	09/30/2043		350,000	355,345
4.125%	02/24/2042		400,000	359,430
1.625%	02/24/2017		400,000	402,318
Freeport-McMoRan, Inc.
3.875%	03/15/2023		800,000	599,000
3.550%	03/01/2022	†	400,000	302,000
2.300%	11/14/2017		500,000	453,125
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	385,903
Newmont Mining Corp.
6.250%	10/01/2039		200,000	181,457
3.500%	03/15/2022		400,000	359,524
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	165,862
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020		226,000	235,097
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	279,600
3.500%	03/22/2022		500,000	498,434
2.250%	12/14/2018		400,000	397,977
2.000%	03/22/2017		500,000	501,300
Southern Copper Corp.
7.500%	07/27/2035		250,000	243,860
5.875%	04/23/2045		500,000	408,425
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	166,175
3.000%	03/01/2019		300,000	213,912
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	†	400,000	316,040
6.250%	01/23/2017		500,000	509,246
4.625%	09/15/2020		500,000	481,075

				8,719,480

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	499,846
Kohl’s Corp.
4.000%	11/01/2021		300,000	310,370
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	121,936
6.650%	07/15/2024		100,000	118,781
4.300%	02/15/2043		200,000	169,850
Nordstrom, Inc.
4.000%	10/15/2021		100,000	106,943
Target Corp.
6.350%	11/01/2032		500,000	630,133
6.000%	01/15/2018		500,000	552,305
4.000%	07/01/2042		200,000	197,204

				2,707,368

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022		400,000	394,054
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		200,000	241,578
2.400%	02/01/2020		750,000	753,437
CMS Energy Corp.
4.700%	03/31/2043		500,000	507,512
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039		300,000	348,178

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Consumers Energy Co.
3.125%	08/31/2024		$500,000	$506,100
Dominion Resources, Inc.
2.500%	12/01/2019		400,000	402,854
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	307,772
NiSource Finance Corp.
5.450%	09/15/2020		500,000	562,754
5.250%	02/15/2043		300,000	327,249
Puget Sound Energy, Inc.
4.434%	11/15/2041		300,000	311,975
Sempra Energy
6.150%	06/15/2018		250,000	277,480

				4,940,943

Oil, Gas & Consumable Fuels—2.2%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	400,635
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	590,176
Apache Corp.
5.250%	02/01/2042		500,000	488,988
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	202,726
Boardwalk Pipelines LP
3.375%	02/01/2023		200,000	173,729
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	330,029
3.814%	02/10/2024		350,000	357,804
3.245%	05/06/2022		200,000	201,464
2.750%	05/10/2023		500,000	480,523
2.237%	05/10/2019		500,000	503,956
1.846%	05/05/2017		200,000	201,766
Buckeye Partners LP
2.650%	11/15/2018		250,000	247,665
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	481,099
3.450%	11/15/2021		200,000	191,411
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	218,339
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	465,404
Chevron Corp.
3.191%	06/24/2023		400,000	405,766
2.355%	12/05/2022		400,000	387,198
1.345%	11/15/2017		500,000	501,888
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	186,707
3.000%	05/09/2023		200,000	187,828
1.750%	05/09/2018		200,000	198,024
Columbia Pipeline Group, Inc.
5.800%	06/01/2045	^	350,000	335,355
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	571,041
ConocoPhillips Co.
4.300%	11/15/2044		500,000	474,505
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	620,370
Continental Resources, Inc.
4.500%	04/15/2023		400,000	347,886
3.800%	06/01/2024		300,000	243,758
Devon Energy Corp.
7.950%	04/15/2032		350,000	431,267
5.600%	07/15/2041		100,000	96,940

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dominion Gas Holdings LLC
3.600%	12/15/2024			$500,000	$498,402
3.550%	11/01/2023			250,000	250,489
Ecopetrol SA (Colombia)
4.250%	09/18/2018	†		500,000	506,250
4.125%	01/16/2025			400,000	338,000
Enable Midstream Partners LP
5.000%	05/15/2044		^	350,000	260,186
Enbridge Energy Partners LP
9.875%	03/01/2019			300,000	362,472
Encana Corp. (Canada)
5.150%	11/15/2041			300,000	237,470
3.900%	11/15/2021	†		300,000	276,755
Energy Transfer Partners LP
6.500%	02/01/2042			400,000	368,156
5.200%	02/01/2022			300,000	301,789
5.150%	03/15/2045			300,000	234,800
4.050%	03/15/2025			750,000	664,063
Enterprise Products Operating LLC
5.950%	02/01/2041			200,000	206,718
5.100%	02/15/2045			250,000	229,023
4.450%	02/15/2043			200,000	171,033
3.700%	02/15/2026			170,000	160,982
3.350%	03/15/2023			300,000	290,444
2.550%	10/15/2019			400,000	399,233
1.650%	05/07/2018			200,000	198,761
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033			150,000	174,921
EOG Resources, Inc.
4.100%	02/01/2021			300,000	321,231
Exxon Mobil Corp.
3.567%	03/06/2045			300,000	283,756
3.176%	03/15/2024			400,000	413,498
2.709%	03/06/2025			300,000	294,020
Hess Corp.
7.300%	08/15/2031			250,000	281,183
1.300%	06/15/2017			400,000	396,858
Husky Energy, Inc. (Canada)
3.950%	04/15/2022			200,000	193,431
Kerr-McGee Corp.
7.875%	09/15/2031			750,000	933,712
Kinder Morgan Energy Partners LP
6.550%	09/15/2040			300,000	281,761
6.500%	02/01/2037			300,000	287,726
5.950%	02/15/2018			300,000	321,366
5.000%	03/01/2043			200,000	156,820
4.700%	11/01/2042			200,000	151,172
4.150%	03/01/2022			500,000	478,217
3.500%	09/01/2023			400,000	354,485
Magellan Midstream Partners LP
4.200%	12/01/2042			200,000	166,072
Marathon Oil Corp.
5.900%	03/15/2018			455,000	491,739
Marathon Petroleum Corp.
5.000%	09/15/2054			400,000	350,926
Nexen Energy ULC (Canada)
6.400%	05/15/2037			500,000	591,745
Noble Energy, Inc.
5.250%	11/15/2043			300,000	267,474
Occidental Petroleum Corp.
2.700%	02/15/2023			300,000	290,062
1.750%	02/15/2017			750,000	756,660
ONEOK Partners LP
6.150%	10/01/2016			160,000	165,041

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.900%	03/15/2025			$200,000	$186,558
3.375%	10/01/2022			300,000	270,252
Petro-Canada (Canada)
5.950%	05/15/2035	†		100,000	111,561
Phillips 66
4.300%	04/01/2022			400,000	419,719
Pioneer Natural Resources Co.
3.950%	07/15/2022			200,000	198,062
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043			200,000	167,806
2.850%	01/31/2023			400,000	367,549
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%	03/01/2022			250,000	256,521
Southwestern Energy Co.
3.300%	01/23/2018			250,000	245,784
Statoil ASA (Norway)
5.100%	08/17/2040			300,000	331,679
3.150%	01/23/2022			500,000	506,724
2.650%	01/15/2024			300,000	287,139
1.250%	11/09/2017			500,000	498,874
1.150%	05/15/2018	†		300,000	297,865
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032			500,000	621,676
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043			200,000	154,610
3.450%	01/15/2023			200,000	174,140
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038			300,000	256,549
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028			350,000	386,861
Texas Eastern Transmission LP
7.000%	07/15/2032			150,000	179,829
Total Capital International SA (France)
3.700%	01/15/2024			250,000	257,654
2.875%	02/17/2022			400,000	399,119
2.100%	06/19/2019			300,000	303,443
Total Capital SA (France)
4.450%	06/24/2020			300,000	331,402
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067		#	1,000,000	846,250
5.850%	03/15/2036			500,000	542,112
3.750%	10/16/2023			400,000	399,807
Valero Energy Corp.
6.625%	06/15/2037			500,000	550,872
6.125%	06/15/2017			250,000	268,231
Western Gas Partners LP
2.600%	08/15/2018			250,000	250,724
Williams Cos., Inc. (The)
7.875%	09/01/2021			230,000	233,976
Williams Partners LP
6.300%	04/15/2040			100,000	90,183
5.250%	03/15/2020			100,000	106,698
4.500%	11/15/2023			350,000	328,592
4.125%	11/15/2020			300,000	305,679
4.000%	09/15/2025			70,000	60,749
Williams Partners LP/ACMP Finance Corp.
4.875%	05/15/2023			350,000	324,253

					36,402,651

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021			500,000	608,281

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
7.300%	11/15/2039		$250,000	$306,921

				915,202

Pharmaceuticals—0.9%
AbbVie, Inc.
4.700%	05/14/2045		220,000	214,291
4.500%	05/14/2035		230,000	222,732
4.400%	11/06/2042		300,000	275,173
3.600%	05/14/2025		390,000	385,418
2.900%	11/06/2022		300,000	292,758
2.500%	05/14/2020		420,000	418,132
2.000%	11/06/2018		300,000	301,369
1.750%	11/06/2017		300,000	301,045
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045		500,000	455,693
4.550%	03/15/2035		300,000	276,881
3.000%	03/12/2020		560,000	561,891
2.350%	03/12/2018		300,000	301,371
1.300%	06/15/2017		300,000	297,411
Actavis, Inc.
6.125%	08/15/2019		500,000	562,908
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	272,514
4.000%	09/18/2042		300,000	293,074
Bristol-Myers Squibb Co.
3.250%	08/01/2042		200,000	172,531
Eli Lilly & Co.
3.700%	03/01/2045		500,000	472,006
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	299,750
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,186,921
Johnson & Johnson
4.950%	05/15/2033		200,000	231,966
4.850%	05/15/2041		200,000	231,153
3.550%	05/15/2021		200,000	217,683
Merck & Co., Inc.
6.550%	09/15/2037		200,000	267,951
6.500%	12/01/2033		250,000	333,257
3.600%	09/15/2042		200,000	185,417
2.400%	09/15/2022		200,000	195,243
1.100%	01/31/2018		200,000	199,829
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	557,309
Mylan, Inc.
5.400%	11/29/2043		250,000	248,055
1.350%	11/29/2016		250,000	248,313
Novartis Capital Corp.
4.400%	05/06/2044		230,000	248,013
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	556,614
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	296,969
Pfizer, Inc.
4.400%	05/15/2044	†	350,000	352,479
3.400%	05/15/2024		350,000	357,285
3.000%	06/15/2023		1,000,000	1,002,076
Pharmacia Corp.
6.500%	12/01/2018		350,000	402,447
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		13,000	14,919
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	197,657

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wyeth LLC
6.500%	02/01/2034	$250,000	$315,528
Zoetis, Inc.
4.700%	02/01/2043	200,000	179,851
3.250%	02/01/2023	300,000	288,587

			14,692,470

Professional Services—0.0%
Verisk Analytics, Inc.
4.000%	06/15/2025	496,000	491,490

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020	500,000	499,655
American Tower Corp.
4.500%	01/15/2018	500,000	526,262
3.500%	01/31/2023	400,000	385,977
AvalonBay Communities, Inc.
3.625%	10/01/2020	300,000	314,292
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023	300,000	291,198
Boston Properties LP
4.125%	05/15/2021	300,000	320,323
3.125%	09/01/2023	450,000	438,402
Brandywine Operating Partnership LP
3.950%	02/15/2023	300,000	296,560
CBL & Associates LP
4.600%	10/15/2024	400,000	391,771
CubeSmart LP
4.375%	12/15/2023	300,000	314,594
DDR Corp.
4.625%	07/15/2022	200,000	209,766
Duke Realty LP
3.875%	10/15/2022	200,000	203,968
ERP Operating LP
3.000%	04/15/2023	200,000	196,617
Federal Realty Investment Trust
2.750%	06/01/2023	200,000	193,375
HCP, Inc.
4.250%	11/15/2023	400,000	403,247
HCP, Inc. MTN
6.700%	01/30/2018	250,000	276,228
Highwoods Realty LP
3.200%	06/15/2021	400,000	395,743
Hospitality Properties Trust
5.000%	08/15/2022	300,000	317,929
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	339,828
Kimco Realty Corp.
3.125%	06/01/2023	200,000	194,435
Lexington Realty Trust
4.400%	06/15/2024	200,000	203,875
Liberty Property LP
3.375%	06/15/2023	300,000	292,351
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	402,500
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	354,401
Realty Income Corp.
5.875%	03/15/2035	200,000	230,529
2.000%	01/31/2018	100,000	100,854
Regency Centers LP
3.750%	06/15/2024	200,000	200,483

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Simon Property Group LP
4.750%	03/15/2042	$400,000	$419,756
4.375%	03/01/2021	400,000	434,631
2.800%	01/30/2017	500,000	509,555
Ventas Realty LP
1.250%	04/17/2017	500,000	497,919
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	418,056
Vornado Realty LP
2.500%	06/30/2019	250,000	251,000
Weingarten Realty Investors
3.375%	10/15/2022	170,000	168,275
Welltower, Inc.
6.125%	04/15/2020	300,000	343,241
4.500%	01/15/2024	200,000	209,526
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	378,045
WP Carey, Inc.
4.600%	04/01/2024	350,000	357,530

			12,282,697

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025	300,000	299,194

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	425,637
5.650%	05/01/2017	500,000	533,494
5.150%	09/01/2043	350,000	375,451
3.450%	09/15/2021	200,000	206,535
3.000%	04/01/2025	300,000	289,347
Canadian National Railway Co. (Canada)
2.950%	11/21/2024	100,000	98,675
2.250%	11/15/2022	300,000	288,966
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	352,018
3.700%	02/01/2026	160,000	160,954
CSX Corp.
7.375%	02/01/2019	300,000	350,569
6.000%	10/01/2036	334,000	392,849
4.500%	08/01/2054	500,000	465,655
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	341,280
4.800%	08/15/2043	350,000	355,496
3.850%	01/15/2024	200,000	205,463
3.250%	12/01/2021	200,000	203,879
Ryder System, Inc. MTN
2.350%	02/26/2019	400,000	401,317
Union Pacific Corp.
4.821%	02/01/2044	557,000	608,952
3.750%	03/15/2024	500,000	528,311

			6,584,848

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.900%	07/29/2045	300,000	311,284
4.800%	10/01/2041	300,000	310,972
4.250%	12/15/2042	200,000	193,854
3.300%	10/01/2021	300,000	315,373
1.350%	12/15/2017	400,000	399,414
KLA-Tencor Corp.
3.375%	11/01/2019	350,000	359,375
Texas Instruments, Inc.
1.650%	08/03/2019	275,000	274,017

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.875%	03/12/2017		$750,000	$751,575
Xilinx, Inc.
2.125%	03/15/2019		150,000	150,201

				3,066,065

Software—0.3%
Microsoft Corp.
4.500%	10/01/2040		300,000	314,288
3.750%	02/12/2045		300,000	277,911
3.625%	12/15/2023		750,000	796,479
2.700%	02/12/2025	†	300,000	294,333
1.850%	02/12/2020		300,000	302,074
Oracle Corp.
5.750%	04/15/2018		500,000	552,329
5.375%	07/15/2040		500,000	557,885
4.500%	07/08/2044		350,000	354,584
3.900%	05/15/2035		280,000	266,196
2.800%	07/08/2021		350,000	355,152
2.500%	10/15/2022		400,000	391,156
2.250%	10/08/2019		1,000,000	1,012,111

				5,474,498

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	223,036
Bed Bath & Beyond, Inc.
3.749%	08/01/2024		500,000	505,352
Gap, Inc. (The)
5.950%	04/12/2021		200,000	216,750
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	677,309
2.000%	06/15/2019		400,000	404,568
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	356,962
5.400%	10/15/2016		400,000	418,138
4.250%	09/15/2044		400,000	397,396
Staples, Inc.
4.375%	01/12/2023		170,000	167,327
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	305,504

				3,672,342

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
4.375%	05/13/2045		450,000	446,609
3.850%	05/04/2043		300,000	274,268
3.450%	05/06/2024		400,000	412,800
3.200%	05/13/2025		350,000	352,584
2.850%	05/06/2021		500,000	513,187
2.400%	05/03/2023		300,000	291,055
2.000%	05/06/2020		440,000	442,127
1.050%	05/05/2017		500,000	502,044
1.000%	05/03/2018		200,000	199,142
EMC Corp.
1.875%	06/01/2018		500,000	501,434
Hewlett-Packard Co.
6.000%	09/15/2041		200,000	197,247
4.650%	12/09/2021		300,000	318,569
3.750%	12/01/2020		500,000	517,555
3.300%	12/09/2016		300,000	306,212
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	395,404

				5,670,237

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043			$300,000	$282,025
2.250%	05/01/2023			300,000	289,918

					571,943

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018			350,000	361,422
2.350%	09/10/2019			400,000	405,235
BPCE SA (France)
4.000%	04/15/2024	†		750,000	780,867
Santander Bank NA
2.000%	01/12/2018			300,000	299,154

					1,846,678

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038			97,000	155,560
9.250%	08/06/2019			524,000	653,610
4.250%	08/09/2042			450,000	417,589
4.000%	01/31/2024			500,000	518,725
Philip Morris International, Inc.
5.650%	05/16/2018			1,500,000	1,657,272
4.375%	11/15/2041			200,000	197,072
2.900%	11/15/2021			200,000	201,236
Reynolds American, Inc.
6.875%	05/01/2020		^	300,000	351,686
6.150%	09/15/2043			300,000	341,880
4.450%	06/12/2025			400,000	419,349
3.250%	06/12/2020			500,000	514,824

					5,428,803

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022			140,000	139,456
3.375%	01/15/2019	†		200,000	203,000
GATX Corp.
4.750%	06/15/2022			300,000	321,096

					663,552

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040			300,000	331,212
5.000%	03/30/2020			400,000	437,920
3.125%	07/16/2022			500,000	486,700
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018			200,000	226,445
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030			350,000	454,876
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030			250,000	310,267
6.150%	02/27/2037			200,000	216,398
5.625%	02/27/2017			500,000	529,106
1.500%	02/19/2018			300,000	297,852

					3,290,776

TOTAL CORPORATE OBLIGATIONS
(Cost $406,609,115)					407,463,927

MORTGAGE-BACKED SECURITIES—30.5%
Commercial Mortgage-Backed Securities— 1.4%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044		#	454,826	462,533

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		$1,702,863	$1,791,166
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.315%	09/10/2047	#	155,663	155,505
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		884,346	909,629
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,035,479
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		382,331	376,471
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	682,519
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		1,000,000	1,033,210
COMM Mortgage Trust, Series 2013-CR11, Class B
5.331%	10/10/2046	#	500,000	560,542
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		1,000,000	1,079,556
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	543,266
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	541,407
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047		793,105	788,889
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	1,013,655
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		994,566	1,045,409
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		845,756	878,590
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	466,960	467,026
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,052,191
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	448,592	475,498
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051	#	1,000,000	1,052,842
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3
5.420%	01/15/2049		465,536	483,585
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	530,941
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,061,375
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047		500,000	529,329
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045		500,000	507,098
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046		700,000	727,915

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046			$800,000	$817,441
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047			1,000,000	1,079,169
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049			550,000	566,511
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	505,694
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.477%	08/15/2050			1,000,000	1,049,873

					23,804,314

U.S. Government Agency Mortgage-Backed Securities—29.1%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		136,612	163,209
7.000%	02/01/2016 09/01/2036	-		206,485	226,968
6.500%	03/01/2016 01/01/2039	-		779,196	899,597
6.254%	01/01/2037		#	62,315	65,296
6.000%	11/01/2016 10/01/2038	-		2,158,918	2,447,473
5.759%	02/01/2037		#	84,140	89,367
5.500%	02/01/2018 08/01/2039	-		4,424,855	4,912,686
5.000%	08/01/2017 07/01/2041	-		7,551,997	8,282,895
4.500%	08/01/2018 02/01/2045	-		12,252,304	13,289,490
4.000%	07/01/2018 04/01/2045	-		21,562,341	23,015,922
3.500%	06/01/2022 07/01/2045	-		23,392,304	24,470,710
3.000%	10/01/2026 08/01/2045	-		28,167,154	28,790,517
2.989%	06/01/2041		#	56,597	60,325
2.659%	01/01/2042		#	189,099	199,741
2.500%	08/01/2027 07/01/2043	-		7,207,570	7,393,666
2.416%	10/01/2043		#	592,253	608,643
2.144%	08/01/2043		#	699,058	714,347
2.000%	08/01/2029			1,213,804	1,218,544
Federal Home Loan Mortgage Corp. TBA
5.000%-3.500%	10/15/2030 11/15/2045	-		8,800,000	9,105,980
3.000%	10/15/2030 10/15/2045	-		1,100,000	1,129,436
2.500%-2.000%	10/15/2030 11/15/2030	-		2,200,000	2,247,962
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		15,433	16,714
7.000%	03/01/2030 04/01/2038	-		455,442	522,363
6.500%	02/01/2017 10/01/2039	-		779,434	916,983
6.000%	06/01/2016 11/01/2039	-		3,034,745	3,432,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
5.500%	01/01/2018 09/01/2041	-		$8,972,483	$10,042,688
5.000%	03/01/2018 08/01/2041	-		10,570,854	11,640,964
4.500%	03/01/2018 02/01/2045	-		19,968,660	21,668,747
4.000%	08/01/2018 02/01/2045	-		24,778,609	26,485,273
3.556%	08/01/2040		#	83,916	89,218
3.508%	02/01/2041		#	85,157	89,547
3.500%	09/01/2025 08/01/2045	-		32,451,838	34,050,156
3.498%	05/01/2041		#	126,432	134,096
3.000%	01/01/2026 05/01/2045	-		33,217,159	34,100,554
2.938%	05/01/2042		#	236,486	246,026
2.827%	01/01/2042		#	330,619	348,191
2.669%	12/01/2043		#	53,031	55,303
2.500%	08/01/2027 09/01/2043	-		10,375,797	10,574,263
2.468%	06/01/2040		#	83,987	89,515
2.462%	05/01/2035		#	142,234	151,587
2.445%	02/01/2037		#	61,501	65,892
2.000%	09/01/2029 05/01/2030	-		1,796,905	1,798,792
Federal National Mortgage Association - ACES, Series 2012-M5, Class A2
2.715%	02/25/2022			1,000,000	1,039,515
Federal National Mortgage Association - ACES, Series 2013-M14, Class APT
2.585%	04/25/2023		#	916,603	937,884
Federal National Mortgage Association - ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024		#	640,000	687,516
Federal National Mortgage Association - ACES, Series 2015-M1, Class A2
2.532%	09/25/2024			1,500,000	1,499,269
Federal National Mortgage Association TBA
6.500% - 4.000%	10/25/2030 11/25/2045	-		14,025,000	14,914,190
3.500%	10/25/2030 11/25/2045	-		20,775,000	21,661,944
3.000%	10/25/2030 11/25/2045	-		14,725,000	14,983,691
2.500% - 2.000%	10/25/2030 10/25/2045	-		3,375,000	3,450,288
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020		#	900,000	1,002,752
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021			1,500,000	1,648,435
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021			575,000	602,199
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023		#	1,000,000	1,064,807
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023			425,878	448,889
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023		#	865,000	919,281

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023		#	$800,000	$836,246
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019			540,220	549,929
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		216,525	268,981
6.500%	03/15/2026 01/15/2039	-		655,246	759,519
6.000%	02/15/2033 12/15/2039	-		1,499,341	1,708,482
5.500%	01/15/2024 07/20/2040	-		2,949,498	3,339,969
5.000%	03/20/2033 10/20/2044	-		9,063,391	10,047,367
4.500%	04/20/2026 05/20/2045	-		15,753,434	17,065,578
4.000%	08/15/2024 01/20/2045	-		24,030,357	25,694,443
3.500%	12/15/2025 05/20/2045	-		19,046,119	20,014,842
3.500%	03/20/2041 05/20/2041	-	#	529,361	554,123
3.000%	04/15/2027 07/20/2045	-		18,092,860	18,567,941
3.000%	11/20/2041 07/20/2042	-	#	715,217	742,084
2.500%	12/20/2027 06/20/2045	-		1,426,898	1,438,794
2.500%	12/20/2040 11/20/2043	-	#	282,541	291,050
2.000%	06/20/2043		#	109,566	114,202
Government National Mortgage Association TBA
5.000% - 3.500%	10/15/2045 11/15/2045	-		19,125,000	19,953,181
3.000%	10/15/2045 11/15/2045	-		8,325,000	8,494,731

					481,153,918

TOTAL MORTGAGE-BACKED SECURITIES (Cost $494,759,198)					504,958,232

U.S. TREASURY OBLIGATIONS—35.3%
U.S. Treasury Bonds—5.6%
U.S. Treasury Bond
9.125%	05/15/2018			1,060,000	1,290,060
8.875%	02/15/2019			535,000	675,142
8.500%	02/15/2020			451,000	589,873
7.625%	11/15/2022			2,500,000	3,497,413
7.250%	08/15/2022			1,720,000	2,340,253
6.625%	02/15/2027			715,000	1,040,064
6.500%	11/15/2026			920,000	1,319,649
6.375%	08/15/2027			370,000	533,243
6.250%	08/15/2023			2,415,000	3,195,048
6.125%	11/15/2027 08/15/2029	-		1,092,000	1,560,491
5.375%	02/15/2031			2,000,000	2,776,510
5.000%	05/15/2037			2,180,000	3,057,563
4.750%	02/15/2037 02/15/2041	-		2,543,000	3,449,452
4.625%	02/15/2040			1,883,000	2,502,955

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.500%	02/15/2036 05/15/2038	-	$305,000	$399,485
4.375%	11/15/2039 05/15/2041	-	4,615,000	5,930,456
4.250%	05/15/2039 11/15/2040	-	4,693,000	5,917,650
3.875%	08/15/2040		1,970,000	2,347,007
3.750%	11/15/2043		940,000	1,107,009
3.625%	08/15/2043 02/15/2044	-	7,830,000	9,009,919
3.375%	05/15/2044		2,985,000	3,277,049
3.125%	11/15/2041 08/15/2044	-	12,150,000	12,755,215
3.000%	05/15/2042 05/15/2045	-	9,171,000	9,383,963
2.875%	05/15/2043 08/15/2045	-	5,840,000	5,829,025
2.750%	08/15/2042 11/15/2042	-	5,573,000	5,430,951
2.500%	02/15/2045		4,620,000	4,254,281

				93,469,726

U.S. Treasury Notes—29.7%
U.S. Treasury Note
4.750%	08/15/2017		1,849,000	1,990,889
4.625%	11/15/2016 02/15/2017	-	2,020,000	2,131,305
4.500%	05/15/2017		1,000,000	1,063,796
4.250%	11/15/2017		2,430,000	2,612,075
4.000%	08/15/2018		1,750,000	1,905,962
3.875%	05/15/2018		2,380,000	2,568,679
3.750%	11/15/2018		2,350,000	2,551,907
3.625%	08/15/2019 02/15/2021	-	8,290,000	9,143,454
3.500%	02/15/2018 05/15/2020	-	5,851,000	6,340,143
3.375%	11/15/2019		2,690,000	2,922,187
3.250%	12/31/2016 03/31/2017	-	3,073,000	3,188,713
3.125%	01/31/2017 05/15/2021	-	8,728,000	9,299,751
3.000%	02/28/2017		1,070,000	1,107,980
2.875%	03/31/2018		1,060,000	1,114,553
2.750%	11/30/2016 02/15/2024	-	19,684,000	20,641,943
2.625%	01/31/2018 11/15/2020	-	13,520,000	14,250,563
2.500%	06/30/2017 05/15/2024	-	13,535,000	14,080,461
2.375%	07/31/2017 08/15/2024	-	17,954,000	18,591,114
2.250%	11/30/2017 11/15/2024	-	19,820,000	20,434,694
2.125%	08/31/2020 05/15/2025	-	19,183,000	19,612,824
2.000%	07/31/2020 08/15/2025	-	39,758,000	40,337,703
1.875%	08/31/2017 08/31/2022	-	21,162,000	21,529,266
1.750%	09/30/2019 05/15/2023	-	18,233,000	18,340,709
1.625%	03/31/2019 08/15/2022	-	24,810,000	25,100,425

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.500%	08/31/2018 05/31/2020	-		$23,747,000	$24,063,708
1.375%	06/30/2018 09/30/2020	-		37,318,000	37,565,139
1.250%	10/31/2018 02/29/2020	-		13,192,000	13,228,624
1.125%	05/31/2019 04/30/2020	-		8,260,000	8,207,788
1.000%	03/31/2017 11/30/2019	-		31,799,000	31,861,814
0.875%	11/30/2016 07/31/2019	-		44,705,000	44,886,103
0.750%	01/15/2017 03/31/2018	-		23,470,000	23,505,146
0.625%	11/15/2016 04/30/2018	-		36,915,000	36,927,053
0.500%	11/30/2016 07/31/2017	-		10,410,000	10,408,501

					491,514,972

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $578,931,421)					584,984,698

GOVERNMENT RELATED OBLIGATIONS—8.4%
U.S. Government Agencies—2.9%
Federal Farm Credit Bank
0.540%	11/07/2016			300,000	299,871
Federal Home Loan Bank
5.500%	07/15/2036			500,000	662,494
4.875%	09/08/2017			1,250,000	1,349,206
4.750%	12/16/2016			1,000,000	1,050,734
1.625%	06/14/2019			1,000,000	1,014,193
0.750%	08/28/2017			1,250,000	1,251,446
0.625%	11/23/2016 - 05/30/2017			3,750,000	3,753,580
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,510,476
0.875%	05/24/2017			260,000	261,227
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031			400,000	585,285
6.250%	07/15/2032			650,000	919,891
5.125%	11/17/2017			800,000	872,796
4.875%	06/13/2018			1,000,000	1,105,267
3.750%	03/27/2019			500,000	544,440
2.375%	01/13/2022			1,000,000	1,030,510
1.375%	05/01/2020			1,000,000	999,530
1.250%	05/12/2017-10/02/2019			3,000,000	3,009,056
1.200%	06/12/2018			200,000	200,222
1.020%	04/30/2018			825,000	824,229
1.000%	03/08/2017			1,000,000	1,006,498
0.875%	10/14/2016-02/22/2017			2,500,000	2,511,691
Federal National Mortgage Association
7.250%	05/15/2030			400,000	604,886
7.125%	01/15/2030			700,000	1,050,538
6.625%	11/15/2030			500,000	723,053
6.250%	05/15/2029			540,000	750,171
6.000%	04/18/2036			250,000	257,439
5.000%	05/11/2017			650,000	695,703
2.625%	09/06/2024			1,000,000	1,025,275
1.875%	09/18/2018		†	1,000,000	1,025,842
1.875%	02/19/2019			1,000,000	1,023,467
1.750%	11/26/2019			750,000	763,755

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.625%	04/26/2018 11/27/2018	-	$1,500,000	$1,521,373
1.125%	04/27/2017 04/30/2018	-	1,500,000	1,504,991
1.070%	07/28/2017 09/27/2017	-	1,125,000	1,129,106
1.000%	12/28/2017 02/15/2018	-	970,000	970,182
0.950%	08/23/2017		750,000	749,011
0.875%	10/26/2017 05/21/2018	-	4,000,000	4,008,429
0.000%	10/09/2019		1,000,000	929,185
Federal National Mortgage Association, Series 1
1.000%	04/30/2018		500,000	498,577
Financing Corp.
8.600%	09/26/2019		500,000	638,170
Financing Corp., Series E
9.650%	11/02/2018		500,000	629,533
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	434,003
Tennessee Valley Authority
5.250%	09/15/2039		500,000	621,694
3.500%	12/15/2042		500,000	478,579
1.750%	10/15/2018		500,000	509,983
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,339,897

				48,645,484

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
1.750%	08/19/2019		500,000	508,455
0.625%	12/15/2016		350,000	350,566
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022		400,000	449,357
3.750%	10/20/2016		500,000	513,199
3.250%	08/12/2026		500,000	500,627
2.250%	01/21/2020		300,000	300,084
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018		350,000	355,079
Japan Bank for International Cooperation (Japan)
1.750%	07/31/2018		500,000	507,016
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025		500,000	487,261
1.125%	07/19/2017		500,000	501,261
KFW (Germany)
4.875%	01/17/2017		500,000	527,320
4.500%	07/16/2018		500,000	547,331
4.000%	01/27/2020		300,000	332,235
2.125%	01/17/2023		500,000	506,685
2.000%	10/04/2022 05/02/2025	-	1,230,000	1,219,380
1.875%	04/01/2019 06/30/2020	-	1,600,000	1,630,829
1.250%	02/15/2017		400,000	403,550
0.750%	03/17/2017		2,000,000	2,003,318
0.625%	12/15/2016		350,000	350,284
0.000%	04/18/2036		750,000	403,974
KFW MTN (Germany)
4.375%	03/15/2018		500,000	541,662
2.750%	09/08/2020 10/01/2020	-	1,000,000	1,058,230
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017		300,000	311,197

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date				Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
3.750%	01/22/2024				$750,000	$786,928
2.875%	08/22/2018				350,000	358,818
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017				300,000	317,734
1.750%	04/15/2019				250,000	254,355
Oesterreichische Kontrollbank AG (Austria)
1.625%	03/12/2019				350,000	354,260
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019				1,000,000	1,134,400
6.625%	06/15/2035				500,000	471,250
5.625%	01/23/2046			^	250,000	204,400
5.500%	01/21/2021 06/27/2044	-			900,000	849,975
5.500%	06/27/2044			^	400,000	323,000
4.875%	01/18/2024				500,000	485,200
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017				500,000	531,080
1.875%	06/17/2019				500,000	508,583

						20,888,883

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
10.125%	05/15/2027				435,000	564,412
8.875%	04/15/2024				400,000	475,000
7.125%	01/20/2037				460,000	432,400
5.875%	01/15/2019				500,000	525,000
4.875%	01/22/2021				200,000	195,000
4.250%	01/07/2025				500,000	438,125
Canada Government International Bond (Canada)
1.625%	02/27/2019				750,000	761,647
Chile Government International Bond (Chile)
3.875%	08/05/2020				500,000	535,000
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		†		200,000	265,500
8.125%	05/21/2024		†		200,000	245,300
7.375%	09/18/2037				200,000	225,500
6.125%	01/18/2041				500,000	497,500
5.625%	02/26/2044				500,000	470,000
Finland Government International Bond (Finland)
6.950%	02/15/2026				150,000	205,122
Israel Government International Bond (Israel)
5.500%	11/09/2016				300,000	315,600
4.000%	06/30/2022				400,000	434,460
Italy Government International Bond (Italy)
6.875%	09/27/2023				450,000	572,638
5.375%	06/15/2033				300,000	346,204
Mexico Government International Bond (Mexico)
6.050%	01/11/2040				500,000	549,375
3.625%	03/15/2022				300,000	303,450
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031				950,000	1,346,625
5.950%	03/19/2019				1,000,000	1,122,750
4.750%	03/08/2044				800,000	732,000
3.500%	01/21/2021		†		500,000	510,000
Panama Government International Bond (Panama)
6.700%	01/26/2036				288,000	344,160
5.200%	01/30/2020				450,000	486,563
3.750%	03/16/2025				300,000	291,000
Peruvian Government International Bond (Peru)
7.350%	07/21/2025				400,000	500,000
6.550%	03/14/2037				500,000	576,250
Philippine Government International Bond (Philippines)
10.625%	03/16/2025				600,000	953,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
9.500%	02/02/2030			$400,000	$637,402
9.375%	01/18/2017			200,000	220,963
6.500%	01/20/2020			300,000	354,385
5.000%	01/13/2037			500,000	576,142
Poland Government International Bond (Poland)
6.375%	07/15/2019			500,000	580,080
5.125%	04/21/2021			1,300,000	1,467,115
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023			250,000	273,087
South Africa Government International Bond (South Africa)
6.875%	05/27/2019			500,000	558,648
5.375%	07/24/2044		†	300,000	280,875
4.665%	01/17/2024		†	400,000	397,300
Turkey Government International Bond (Turkey)
8.000%	02/14/2034			600,000	726,510
7.500%	11/07/2019			500,000	562,975
5.750%	03/22/2024			350,000	363,580
4.875%	04/16/2043			1,000,000	836,250
4.250%	04/14/2026			280,000	255,325
3.250%	03/23/2023			800,000	713,908
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	411,038
4.125%	11/20/2045			200,000	159,000

					24,594,289

Supranational—1.7%
African Development Bank
0.750%	10/18/2016			830,000	832,351
Asian Development Bank MTN
2.125%	11/24/2021		†	400,000	408,462
2.000%	01/22/2025			250,000	246,098
1.875%	02/18/2022			500,000	503,026
1.750%	09/11/2018			500,000	510,241
1.500%	01/22/2020			250,000	251,645
1.375%	03/23/2020			300,000	299,671
1.125%	03/15/2017			500,000	503,744
0.750%	01/11/2017			500,000	501,163
Council Of Europe Development Bank
1.750%	11/14/2019			400,000	406,109
Council Of Europe Development Bank MTN
1.500%	02/22/2017			400,000	404,758
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022			400,000	401,539
1.750%	06/14/2019		†	500,000	509,245
1.000%	02/16/2017			500,000	503,532
European Investment Bank
5.125%	05/30/2017			500,000	536,341
4.875%	01/17/2017 02/15/2036	-		750,000	863,745
2.875%	09/15/2020			500,000	531,634
2.500%	04/15/2021			500,000	521,979
1.875%	03/15/2019			1,500,000	1,532,937
1.750%	03/15/2017			500,000	507,989
1.375%	06/15/2020			580,000	577,005
1.250%	05/15/2018			300,000	302,006
1.125%	09/15/2017			500,000	502,992
1.000%	03/15/2018 06/15/2018	-		900,000	900,365
European Investment Bank MTN
1.625%	12/18/2018			1,000,000	1,015,224
Inter-American Development Bank
3.000%	02/21/2024			250,000	267,692

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
2.125%	01/15/2025		$250,000	$248,232
1.750%	08/24/2018		400,000	408,207
1.375%	10/18/2016		300,000	302,842
1.125%	03/15/2017	†	500,000	503,749
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	442,602
1.875%	06/16/2020		750,000	764,171
1.250%	01/16/2018		450,000	454,125
0.875%	11/15/2016		500,000	502,202
0.875%	03/15/2018	†	1,000,000	999,112
International Bank for Reconstruction & Development
1.875%	10/07/2019		450,000	460,726
1.125%	07/18/2017	†	750,000	756,789
0.875%	04/17/2017	†	700,000	702,225
International Bank for Reconstruction & Development, Series GDIF
2.500%	07/29/2025		800,000	821,715
1.875%	03/15/2019	†	500,000	511,837
1.625%	02/10/2022		400,000	396,297
1.375%	04/10/2018	†	500,000	506,145
1.000%	11/15/2017		1,060,000	1,065,031
0.750%	12/15/2016		500,000	501,434
0.625%	10/14/2016		400,000	400,719
International Finance Corp.
1.750%	09/16/2019		500,000	506,721
1.250%	07/16/2018		500,000	503,269
0.625%	11/15/2016		650,000	650,319
International Finance Corp. MTN
2.125%	11/17/2017		500,000	513,344
Nordic Investment Bank
1.125%	03/19/2018		300,000	301,485

				27,564,791

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050		200,000	263,846
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049		400,000	533,196
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	571,576
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044		350,000	321,209
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028		400,000	419,848
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037		100,000	118,512
City of New York General Obligation Bonds, Series H (New York)
5.846%	06/01/2040		200,000	248,824
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		400,000	417,264
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048		300,000	351,303

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	$200,000	$256,926
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	363,681
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	352,689
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114	755,000	764,694
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	202,328
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	235,840
5.750%	07/01/2034	300,000	360,189
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	353,700
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	384,690
6.548%	11/15/2031	200,000	252,188
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	351,945
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	226,306
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	673,545
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	380,079
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	245,172
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	238,014
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	340,491
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	234,146
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	383,541
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	314,420
4.458%	10/01/2062	200,000	193,724
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	242,810
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	720,700

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
7.300%	10/01/2039		$200,000	$277,302
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040		600,000	861,528
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	237,778
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	336,597
State of Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035		100,000	107,825
5.100%	06/01/2033		500,000	468,900
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	340,764
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025		300,000	322,539
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043		200,000	244,606
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048		300,000	386,769
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019		300,000	302,484

				15,204,488

Non-U.S. Regional Authority Bonds—0.2%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	346,996
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	524,953
Province of Ontario (Canada)
4.950%	11/28/2016	†	500,000	524,735
4.400%	04/14/2020		200,000	223,183
2.500%	09/10/2021		400,000	410,613
1.200%	02/14/2018		400,000	401,027
Province of Quebec (Canada)
2.750%	08/25/2021		300,000	310,721
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024		700,000	718,136
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	107,578

				3,567,942

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $138,722,415)				140,465,877

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
AmeriCredit Automobile Receivables Trust
Series 2014-4, Class A3
1.270%	07/08/2019		1,000,000	999,471
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3
0.900%	09/10/2018		418,329	418,172
CarMax Auto Owner Trust
Series 2014-1, Class A3
0.790%	10/15/2018		250,000	249,710

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
CarMax Auto Owner Trust
Series 2013-2, Class A4
0.840%	11/15/2018		$575,000	$571,408
Fifth Third Auto Trust
Series 2014-3, Class A4
1.470%	05/17/2021		500,000	504,199
Ford Credit Auto Owner Trust
Series 2013-C, Class A4
1.250%	10/15/2018		500,000	501,404
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3
0.990%	09/17/2018		500,000	499,927
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4
1.040%	02/18/2020		300,000	300,162
Santander Drive Auto Receivables Trust
Series 2014-1, Class A3
0.870%	01/16/2018		404,213	404,166

				4,448,619

Credit Card—0.3%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.200%	12/15/2022		500,000	505,268
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,633,915
Chase Issuance Trust
Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	200,001
Citibank Credit Card Issuance Trust
Series 2014-A5, Class A5
2.680%	06/07/2023		1,000,000	1,034,350
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.020%	02/22/2019		1,000,000	1,001,336
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	523,194

				4,898,064

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		337,067	348,186

TOTAL ASSET-BACKED SECURITIES
(Cost $9,740,114)				9,694,869

			Shares	Value
MONEY MARKET FUNDS—6.6%
Institutional Money Market Funds—6.6%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	2,250,000	2,250,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥	96,301,254	96,301,254
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	1,161,280	1,161,280
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	2,250,000	2,250,000

Vantagepoint Core Bond Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	2,250,000	$2,250,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	2,250,000	2,250,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	2,250,000	2,250,000

TOTAL MONEY MARKET FUNDS
(Cost $108,712,534)			108,712,534

TOTAL INVESTMENTS—106.0%
(Cost $1,737,474,797)			1,756,280,137
Other assets less liabilities—(6.0%)			(100,002,346)

NET ASSETS—100.0%			$1,656,277,791

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $5,826,985, which represents 0.4% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—2.6%
Boeing Co. (The)		31,659	$4,145,746
General Dynamics Corp.		14,971	2,065,250
Honeywell International, Inc.		38,544	3,649,731
L-3 Communications Holdings, Inc.		4,187	437,625
Lockheed Martin Corp.		13,235	2,743,748
Northrop Grumman Corp.		9,247	1,534,540
Precision Castparts Corp.		6,904	1,585,918
Raytheon Co.		15,210	1,661,845
Rockwell Collins, Inc.		6,360	520,502
Textron, Inc.		14,031	528,127
United Technologies Corp.		40,678	3,619,935

			22,492,967

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,890	467,004
Expeditors International of Washington, Inc.		9,863	464,054
FedEx Corp.		13,006	1,872,604
United Parcel Service, Inc., Class B		34,244	3,379,541

			6,183,203

Airlines—0.6%
American Airlines Group, Inc.		33,155	1,287,409
Delta Air Lines, Inc.		40,000	1,794,800
Southwest Airlines Co.		32,713	1,244,402
United Continental Holdings, Inc.	*	18,796	997,128

			5,323,739

Auto Components—0.4%
BorgWarner, Inc.		11,440	475,790
Delphi Automotive plc (United Kingdom)		14,015	1,065,701
Goodyear Tire & Rubber Co. (The)		13,243	388,417
Johnson Controls, Inc.		31,629	1,308,175

			3,238,083

Automobiles—0.6%
Ford Motor Co.		192,220	2,608,425
General Motors Co.		70,948	2,129,859
Harley-Davidson, Inc.		10,150	557,235

			5,295,519

Banks—5.9%
Bank of America Corp.		517,187	8,057,773
BB&T Corp.		38,235	1,361,166
Citigroup, Inc.		149,173	7,400,473
Comerica, Inc.		8,602	353,542
Fifth Third Bancorp		39,218	741,612
Huntington Bancshares, Inc./Ohio		38,282	405,789
JPMorgan Chase & Co.		182,371	11,119,160
KeyCorp		41,287	537,144
M&T Bank Corp.		6,673	813,772
People’s United Financial, Inc.		15,887	249,903
PNC Financial Services Group, Inc. (The)		25,692	2,291,726
Regions Financial Corp.		64,136	577,865
SunTrust Banks, Inc.		26,041	995,808
U.S. Bancorp		81,748	3,352,486
Wells Fargo & Co.		230,403	11,831,194
Zions Bancorporation		9,575	263,696

			50,353,109

Beverages—2.2%
Brown-Forman Corp., Class B		5,280	511,632
Coca-Cola Co. (The)		193,227	7,752,267
Coca-Cola Enterprises, Inc.		10,297	497,860

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Constellation Brands, Inc., Class A			8,370	$1,048,008
Dr. Pepper Snapple Group, Inc.			9,172	725,047
Molson Coors Brewing Co., Class B			7,503	622,899
Monster Beverage Corp.		*	7,280	983,819
PepsiCo, Inc.			72,446	6,831,658

				18,973,190

Biotechnology—3.0%
Alexion Pharmaceuticals, Inc.		*	11,022	1,723,731
Amgen, Inc.			37,338	5,164,592
Baxalta, Inc.			26,792	844,216
Biogen, Inc.		*	11,551	3,370,697
Celgene Corp.		*	38,991	4,217,656
Gilead Sciences, Inc.			72,346	7,103,654
Regeneron Pharmaceuticals, Inc.		*	3,808	1,771,253
Vertex Pharmaceuticals, Inc.		*	11,986	1,248,222

				25,444,021

Building Products—0.1%
Allegion plc (Ireland)			4,765	274,750
Masco Corp.			16,953	426,876

				701,626

Capital Markets—2.1%
Affiliated Managers Group, Inc.		*	2,751	470,393
Ameriprise Financial, Inc.			8,937	975,295
Bank of New York Mellon Corp. (The)			54,983	2,152,584
BlackRock, Inc.			6,312	1,877,631
Charles Schwab Corp. (The)			58,971	1,684,212
E*TRADE Financial Corp.		*	13,408	353,033
Franklin Resources, Inc.			19,079	710,884
Goldman Sachs Group, Inc. (The)			19,948	3,466,164
Invesco Ltd.			20,819	650,177
Legg Mason, Inc.			5,159	214,666
Morgan Stanley			76,013	2,394,410
Northern Trust Corp.			10,395	708,523
State Street Corp.			20,092	1,350,383
T. Rowe Price Group, Inc.			12,961	900,790

				17,909,145

Chemicals—2.1%
Air Products & Chemicals, Inc.			9,554	1,218,899
Airgas, Inc.			3,112	277,995
CF Industries Holdings, Inc.			11,706	525,599
Dow Chemical Co. (The)			56,986	2,416,206
E.I. Du Pont de Nemours & Co.			44,628	2,151,070
Eastman Chemical Co.			7,552	488,765
Ecolab, Inc.			13,331	1,462,677
FMC Corp.			6,691	226,892
International Flavors & Fragrances, Inc.			4,037	416,861
LyondellBasell Industries NV, Class A			18,396	1,533,491
Monsanto Co.			23,084	1,969,989
Mosaic Co. (The)			16,575	515,648
PPG Industries, Inc.			13,468	1,181,009
Praxair, Inc.			14,092	1,435,411
Sherwin-Williams Co. (The)			3,975	885,551
Sigma-Aldrich Corp.			5,994	832,686

				17,538,749

Commercial Services & Supplies—0.4%
ADT Corp. (The)	†		8,408	251,399
Cintas Corp.			4,556	390,677
Pitney Bowes, Inc.			8,837	175,414
Republic Services, Inc.			11,826	487,231

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Stericycle, Inc.		*	4,049	$564,066
Tyco International plc			20,247	677,465
Waste Management, Inc.			20,722	1,032,163

				3,578,415

Communications Equipment—1.5%
Cisco Systems, Inc.			251,036	6,589,695
F5 Networks, Inc.		*	3,483	403,332
Harris Corp.			6,327	462,820
Juniper Networks, Inc.			18,361	472,061
Motorola Solutions, Inc.	†		7,833	535,621
QUALCOMM, Inc.			77,532	4,165,794

				12,629,323

Construction & Engineering—0.1%
Fluor Corp.			7,198	304,835
Jacobs Engineering Group, Inc.		*	6,447	241,311
Quanta Services, Inc.		*	10,745	260,137

				806,283

Construction Materials—0.1%
Martin Marietta Materials, Inc.			3,292	500,219
Vulcan Materials Co.			6,299	561,871

				1,062,090

Consumer Finance—0.8%
American Express Co.			41,992	3,112,867
Capital One Financial Corp.			27,228	1,974,575
Discover Financial Services			21,671	1,126,675
Navient Corp.			20,174	226,756

				6,440,873

Containers & Packaging—0.2%
Avery Dennison Corp.			4,217	238,556
Ball Corp.			6,421	399,386
Owens-Illinois, Inc.		*	8,092	167,666
Sealed Air Corp.			10,627	498,194
WestRock Co.			12,822	659,564

				1,963,366

Distributors—0.1%
Genuine Parts Co.			7,299	605,014

Diversified Consumer Services—0.1%
H&R Block, Inc.			14,193	513,787

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc., Class B		*	92,295	12,035,268
CME Group, Inc.			16,616	1,540,968
Intercontinental Exchange, Inc.			5,469	1,285,160
Leucadia National Corp.			16,356	331,373
McGraw Hill Financial, Inc.			13,550	1,172,075
Moody’s Corp.			8,895	873,489
Nasdaq, Inc.			6,221	331,766

				17,570,099

Diversified Telecommunication Services—2.4%
AT&T, Inc.			302,135	9,843,558
CenturyLink, Inc.			26,893	675,552
Frontier Communications Corp.	†		56,774	269,677
Level 3 Communications, Inc.		*	14,312	625,291
Verizon Communications, Inc.			200,775	8,735,720

				20,149,798

Electric Utilities—1.8%
American Electric Power Co., Inc.			23,737	1,349,686
Duke Energy Corp.			34,043	2,449,053
Edison International			16,304	1,028,293
Entergy Corp.			9,130	594,363

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Eversource Energy			15,934	$806,579
Exelon Corp.			41,687	1,238,104
FirstEnergy Corp.			21,257	665,557
NextEra Energy, Inc.			22,672	2,211,654
Pepco Holdings, Inc.			13,216	320,091
Pinnacle West Capital Corp.			5,562	356,747
PPL Corp.			33,148	1,090,238
Southern Co. (The)			44,963	2,009,846
Xcel Energy, Inc.			25,394	899,201

				15,019,412

Electrical Equipment—0.5%
AMETEK, Inc.			12,144	635,374
Eaton Corp. plc			23,468	1,203,908
Emerson Electric Co.			32,426	1,432,257
Rockwell Automation, Inc.			6,795	689,489

				3,961,028

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A			15,103	769,649
Corning, Inc.			61,460	1,052,195
FLIR Systems, Inc.			6,247	174,854
TE Connectivity Ltd. (Switzerland)			20,100	1,203,789

				3,200,487

Energy Equipment & Services—1.1%
Baker Hughes, Inc.			21,529	1,120,369
Cameron International Corp.		*	9,513	583,337
Diamond Offshore Drilling, Inc.	†		2,763	47,800
Ensco plc, Class A (United Kingdom)			11,396	160,456
FMC Technologies, Inc.		*	11,044	342,364
Halliburton Co.			41,993	1,484,453
Helmerich & Payne, Inc.	†		5,069	239,561
National Oilwell Varco, Inc.			18,950	713,467
Schlumberger Ltd.			62,745	4,327,523
Transocean Ltd. (Switzerland)	†		15,495	200,195

				9,219,525

Food & Staples Retailing—2.4%
Costco Wholesale Corp.			21,689	3,135,579
CVS Health Corp.			54,964	5,302,927
Kroger Co. (The)			47,520	1,714,046
Sysco Corp.			27,310	1,064,270
Walgreens Boots Alliance, Inc.			42,957	3,569,727
Wal-Mart Stores, Inc.			77,705	5,038,392
Whole Foods Market, Inc.			17,592	556,787

				20,381,728

Food Products—1.7%
Archer-Daniels-Midland Co.			30,476	1,263,230
Campbell Soup Co.			8,721	441,980
ConAgra Foods, Inc.			20,390	825,999
General Mills, Inc.			29,055	1,630,857
Hershey Co. (The)			7,241	665,303
Hormel Foods Corp.			6,628	419,619
J.M. Smucker Co. (The)			4,860	554,477
Kellogg Co.			12,631	840,593
Keurig Green Mountain, Inc.	†		5,686	296,468
Kraft Heinz Co. (The)			29,021	2,048,302
McCormick & Co., Inc. (Non-Voting Shares)			6,180	507,873
Mead Johnson Nutrition Co.			9,877	695,341
Mondelez International, Inc., Class A			79,490	3,328,246
Tyson Foods, Inc., Class A			14,505	625,166

				14,143,454

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gas Utilities—0.0%
AGL Resources, Inc.		5,554	$339,016

Health Care Equipment & Supplies—2.0%
Abbott Laboratories		74,328	2,989,472
Baxter International, Inc.		26,792	880,117
Becton Dickinson and Co.		10,340	1,371,705
Boston Scientific Corp.	*	64,778	1,063,007
C.R. Bard, Inc.		3,762	700,898
DENTSPLY International, Inc.		6,400	323,648
Edwards Lifesciences Corp.	*	5,445	774,116
Intuitive Surgical, Inc.	*	1,769	812,997
Medtronic plc (Ireland)		70,127	4,694,301
St. Jude Medical, Inc.		13,536	853,986
Stryker Corp.		15,564	1,464,572
Varian Medical Systems, Inc.	*	4,924	363,293
Zimmer Biomet Holdings, Inc.		8,287	778,398

			17,070,510

Health Care Providers & Services—2.8%
Aetna, Inc.		17,373	1,900,780
AmerisourceBergen Corp.		10,244	973,077
Anthem, Inc.		13,000	1,820,000
Cardinal Health, Inc.		16,013	1,230,119
Cigna Corp.		12,555	1,695,176
DaVita HealthCare Partners, Inc.	*	8,431	609,814
Express Scripts Holding Co.	*	33,260	2,692,730
HCA Holdings, Inc.	*	15,722	1,216,254
Henry Schein, Inc.	*	4,254	564,591
Humana, Inc.		7,314	1,309,206
Laboratory Corp. of America Holdings	*	4,725	512,521
McKesson Corp.		11,485	2,125,069
Patterson Cos., Inc.		4,585	198,301
Quest Diagnostics, Inc.		7,159	440,064
Tenet Healthcare Corp.	*	4,630	170,940
UnitedHealth Group, Inc.		46,926	5,443,885
Universal Health Services, Inc., Class B		4,316	538,680

			23,441,207

Health Care Technology—0.1%
Cerner Corp.	*	15,157	908,814

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		22,790	1,132,663
Chipotle Mexican Grill, Inc.	*	1,516	1,091,899
Darden Restaurants, Inc.		6,058	415,215
Marriott International, Inc., Class A		10,228	697,550
McDonald’s Corp.		46,458	4,577,507
Royal Caribbean Cruises Ltd.		8,441	752,009
Starbucks Corp.		73,866	4,198,543
Starwood Hotels & Resorts Worldwide, Inc.		8,503	565,279
Wyndham Worldwide Corp.		5,822	418,602
Wynn Resorts Ltd.		3,897	207,009
Yum! Brands, Inc.		21,402	1,711,090

			15,767,366

Household Durables—0.4%
D.R. Horton, Inc.		17,147	503,436
Garmin Ltd. (Switzerland)		5,519	198,022
Harman International Industries, Inc.		3,424	328,670
Leggett & Platt, Inc.		7,249	299,021
Lennar Corp., Class A		8,884	427,587
Mohawk Industries, Inc.	*	3,079	559,731
Newell Rubbermaid, Inc.		13,520	536,879

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
PulteGroup, Inc.			16,476	$310,902
Whirlpool Corp.			3,738	550,458

				3,714,706

Household Products—1.8%
Clorox Co. (The)			6,381	737,197
Colgate-Palmolive Co.			44,316	2,812,293
Kimberly-Clark Corp.			17,709	1,930,989
Procter & Gamble Co. (The)			133,555	9,607,947

				15,088,426

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)			32,479	317,969
NRG Energy, Inc.			17,456	259,222

				577,191

Industrial Conglomerates—2.4%
3M Co.			30,815	4,368,643
Danaher Corp.			29,341	2,500,147
General Electric Co.			497,805	12,554,642
Roper Technologies, Inc.			4,825	756,077

				20,179,509

Insurance—2.7%
ACE Ltd. (Switzerland)			15,900	1,644,060
Aflac, Inc.			21,297	1,237,995
Allstate Corp. (The)			20,116	1,171,556
American International Group, Inc.			63,839	3,627,332
Aon plc (United Kingdom)			13,814	1,224,059
Assurant, Inc.			3,649	288,308
Chubb Corp. (The)			11,326	1,389,134
Cincinnati Financial Corp.			7,064	380,043
Genworth Financial, Inc., Class A	*		23,840	110,141
Hartford Financial Services Group, Inc. (The)			20,739	949,431
Lincoln National Corp.			12,696	602,552
Loews Corp.			15,100	545,714
Marsh & McLennan Cos., Inc.			26,668	1,392,603
MetLife, Inc.			55,093	2,597,635
Principal Financial Group, Inc.			13,383	633,551
Progressive Corp. (The)			28,835	883,504
Prudential Financial, Inc.			22,434	1,709,695
Torchmark Corp.			5,832	328,925
Travelers Cos., Inc. (The)			15,357	1,528,482
Unum Group			12,946	415,308
XL Group plc (Ireland)			15,370	558,238

				23,218,266

Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*		18,906	9,677,792
Expedia, Inc.			4,619	543,564
Netflix, Inc.	*		20,887	2,156,792
Priceline Group, Inc. (The)	*		2,524	3,121,835
TripAdvisor, Inc.	*		5,214	328,586

				15,828,569

Internet Software & Services—3.7%
Akamai Technologies, Inc.	*		8,593	593,432
eBay, Inc.	*		54,268	1,326,310
Facebook, Inc., Class A	*		111,197	9,996,610
Google, Inc., Class A	*		14,286	9,119,754
Google, Inc., Class C	*		14,571	8,865,288
VeriSign, Inc.	*	†	4,937	348,355
Yahoo!, Inc.	*		42,186	1,219,597

				31,469,346

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
IT Services—3.7%
Accenture plc, Class A (Ireland)		30,967	$3,042,817
Alliance Data Systems Corp.	*	3,024	783,156
Automatic Data Processing, Inc.		23,287	1,871,343
Cognizant Technology Solutions Corp., Class A	*	30,055	1,881,744
Computer Sciences Corp.		7,192	441,445
Fidelity National Information Services, Inc.		14,284	958,171
Fiserv, Inc.	*	11,822	1,023,903
International Business Machines Corp.		44,452	6,444,206
MasterCard, Inc., Class A		49,177	4,431,831
Paychex, Inc.		16,415	781,846
PayPal Holdings, Inc.	*	54,268	1,684,479
Teradata Corp.	*	7,284	210,945
Total System Services, Inc.		8,139	369,755
Visa, Inc., Class A		96,200	6,701,292
Western Union Co. (The)		25,884	475,230
Xerox Corp.		52,259	508,480

			31,610,643

Leisure Products—0.1%
Hasbro, Inc.		5,289	381,548
Mattel, Inc.		16,445	346,332

			727,880

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		16,027	550,207
PerkinElmer, Inc.		5,961	273,967
Thermo Fisher Scientific, Inc.		19,596	2,396,199
Waters Corp.	*	4,223	499,201

			3,719,574

Machinery—1.2%
Caterpillar, Inc.		29,904	1,954,525
Cummins, Inc.		8,362	907,946
Deere & Co.	†	15,397	1,139,378
Dover Corp.		7,821	447,205
Flowserve Corp.		6,259	257,495
Illinois Tool Works, Inc.		16,264	1,338,690
Ingersoll-Rand plc		12,700	644,779
Joy Global, Inc.	†	4,542	67,812
PACCAR, Inc.		17,602	918,296
Parker-Hannifin Corp.		7,152	695,890
Pentair plc (United Kingdom)		9,045	461,657
Snap-on, Inc.		2,717	410,104
Stanley Black & Decker, Inc.		7,900	766,142
Xylem, Inc.		8,831	290,098

			10,300,017

Media—3.1%
Cablevision Systems Corp., Class A		11,674	379,055
CBS Corp. (Non-Voting Shares), Class B		22,496	897,590
Comcast Corp., Class A	†	18,160	1,039,478
Comcast Corp., Class A		104,305	5,932,868
Discovery Communications, Inc., Class A	*†	6,921	180,154
Discovery Communications, Inc., Class C	*	12,914	313,681
Interpublic Group of Cos., Inc. (The)		19,552	374,030
News Corp., Class A		18,912	238,669
News Corp., Class B		5,157	66,113
Omnicom Group, Inc.		12,353	814,063

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A			4,803	$236,259
TEGNA, Inc.			10,515	235,431
Time Warner Cable, Inc.			13,864	2,486,786
Time Warner, Inc.			40,231	2,765,881
Twenty-First Century Fox, Inc., Class A			60,219	1,624,709
Twenty-First Century Fox, Inc., Class B			21,267	575,698
Viacom, Inc., Class B			17,514	755,729
Walt Disney Co. (The)			76,875	7,856,625

				26,772,819

Metals & Mining—0.2%
Alcoa, Inc.			64,440	622,491
Freeport-McMoRan, Inc.			51,690	500,876
Newmont Mining Corp.			26,034	418,366
Nucor Corp.			15,142	568,582

				2,110,315

Multiline Retail—0.7%
Dollar General Corp.			14,524	1,052,119
Dollar Tree, Inc.		*	11,057	737,060
Kohl’s Corp.			9,902	458,562
Macy’s, Inc.			16,860	865,255
Nordstrom, Inc.			6,623	474,935
Target Corp.			31,431	2,472,362

				6,060,293

Multi-Utilities—1.2%
Ameren Corp.			12,086	510,875
CenterPoint Energy, Inc.			20,327	366,699
CMS Energy Corp.			13,446	474,913
Consolidated Edison, Inc.			14,682	981,492
Dominion Resources, Inc.			29,063	2,045,454
DTE Energy Co.			8,962	720,276
NiSource, Inc.			15,958	296,021
PG&E Corp.			24,090	1,271,952
Public Service Enterprise Group, Inc.			25,157	1,060,619
SCANA Corp.			6,556	368,840
Sempra Energy			11,226	1,085,779
TECO Energy, Inc.			11,018	289,333
WEC Energy Group, Inc.			15,946	832,700

				10,304,953

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.			25,025	1,511,260
Apache Corp.			18,156	710,989
Cabot Oil & Gas Corp.			19,616	428,806
Chesapeake Energy Corp.	†		23,588	172,900
Chevron Corp.			92,430	7,290,878
Cimarex Energy Co.			4,358	446,608
Columbia Pipeline Group, Inc.			15,958	291,872
ConocoPhillips			60,657	2,909,110
CONSOL Energy, Inc.	†		11,287	110,613
Devon Energy Corp.			18,696	693,435
EOG Resources, Inc.			27,068	1,970,550
EQT Corp.			7,322	474,246
Exxon Mobil Corp.			206,075	15,321,676
Hess Corp.			11,982	599,819
Kinder Morgan, Inc.			88,533	2,450,593
Marathon Oil Corp.			32,912	506,845
Marathon Petroleum Corp.			26,688	1,236,455
Murphy Oil Corp.			7,925	191,785
Newfield Exploration Co.		*	8,209	270,076
Noble Energy, Inc.			20,891	630,490

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Occidental Petroleum Corp.			37,989	$2,512,972
ONEOK, Inc.			10,376	334,107
Phillips 66			23,668	1,818,649
Pioneer Natural Resources Co.			7,398	899,893
Range Resources Corp.	†		7,955	255,515
Southwestern Energy Co.		*	18,894	239,765
Spectra Energy Corp.			33,048	868,171
Tesoro Corp.			5,844	568,270
Valero Energy Corp.			25,114	1,509,351
Williams Cos., Inc. (The)			33,609	1,238,492

				48,464,191

Paper & Forest Products—0.1%
International Paper Co.			20,413	771,407

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A			10,917	880,784

Pharmaceuticals—6.1%
AbbVie, Inc.			81,683	4,444,372
Allergan plc		*	19,404	5,274,201
Bristol-Myers Squibb Co.			81,796	4,842,323
Eli Lilly & Co.			48,165	4,030,929
Endo International plc (Ireland)		*	9,981	691,484
Johnson & Johnson			136,628	12,754,224
Mallinckrodt plc		*	5,516	352,693
Merck & Co., Inc.			139,540	6,891,880
Mylan NV		*	20,263	815,788
Perrigo Co. plc (Ireland)			7,200	1,132,344
Pfizer, Inc.			303,129	9,521,282
Zoetis, Inc.			22,671	933,592

				51,685,112

Professional Services—0.2%
Dun & Bradstreet Corp. (The)			1,891	198,555
Equifax, Inc.			5,979	581,039
Nielsen Holdings plc			17,866	794,501
Robert Half International, Inc.			6,663	340,879

				1,914,974

Real Estate Investment Trusts (REITs)—2.6%
American Tower Corp. REIT			20,882	1,837,198
Apartment Investment & Management Co., Class A REIT			7,903	292,569
AvalonBay Communities, Inc. REIT			6,447	1,127,064
Boston Properties, Inc. REIT			7,332	868,109
Crown Castle International Corp. REIT			16,191	1,276,984
Equinix, Inc. REIT			2,716	742,554
Equity Residential REIT			17,582	1,320,760
Essex Property Trust, Inc. REIT			3,289	734,828
General Growth Properties, Inc. REIT			28,873	749,832
HCP, Inc. REIT			23,096	860,326
Host Hotels & Resorts, Inc. REIT			35,937	568,164
Iron Mountain, Inc. REIT			9,481	294,101
Kimco Realty Corp. REIT			20,285	495,563
Macerich Co. (The) REIT			6,668	512,236
Plum Creek Timber Co., Inc. REIT			8,487	335,321
Prologis, Inc. REIT			25,798	1,003,542
Public Storage REIT			7,193	1,522,255
Realty Income Corp. REIT	†		10,838	513,613
Simon Property Group, Inc. REIT			15,332	2,816,795
SL Green Realty Corp. REIT			4,747	513,435
Ventas, Inc. REIT			16,288	913,105
Vornado Realty Trust REIT			8,359	755,821
Welltower, Inc. REIT			17,280	1,170,202

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Weyerhaeuser Co. REIT			26,338	$720,081

				21,944,458

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A		*	14,257	456,224

Road & Rail—0.9%
CSX Corp.			49,001	1,318,127
J.B. Hunt Transport Services, Inc.			4,530	323,442
Kansas City Southern			5,152	468,214
Norfolk Southern Corp.			15,228	1,163,419
Ryder System, Inc.			2,720	201,389
Union Pacific Corp.			42,798	3,783,771

				7,258,362

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.			14,573	729,816
Analog Devices, Inc.			15,490	873,791
Applied Materials, Inc.			59,084	867,944
Avago Technologies Ltd. (Singapore)			12,688	1,586,127
Broadcom Corp., Class A			27,525	1,415,611
First Solar, Inc.		*	3,904	166,896
Intel Corp.			234,376	7,064,092
KLA-Tencor Corp.			7,920	396,000
Lam Research Corp.			8,060	526,560
Linear Technology Corp.			12,168	490,979
Microchip Technology, Inc.	†		10,349	445,938
Micron Technology, Inc.		*	53,359	799,318
NVIDIA Corp.			24,056	592,980
Qorvo, Inc.		*	7,357	331,433
Skyworks Solutions, Inc.			9,149	770,437
Texas Instruments, Inc.			50,632	2,507,297
Xilinx, Inc.			12,257	519,697

				20,084,916

Software—3.9%
Activision Blizzard, Inc.			24,654	761,562
Adobe Systems, Inc.		*	24,508	2,015,048
Autodesk, Inc.		*	10,891	480,729
CA, Inc.			15,940	435,162
Citrix Systems, Inc.		*	7,473	517,729
Electronic Arts, Inc.		*	15,035	1,018,621
Intuit, Inc.			13,517	1,199,634
Microsoft Corp.			394,462	17,458,888
Oracle Corp.			160,279	5,789,277
Red Hat, Inc.		*	9,279	666,975
salesforce.com, Inc.		*	30,571	2,122,545
Symantec Corp.			32,807	638,752

				33,104,922

Specialty Retail—2.6%
Advance Auto Parts, Inc.			3,603	682,877
AutoNation, Inc.		*	3,390	197,230
AutoZone, Inc.		*	1,523	1,102,393
Bed Bath & Beyond, Inc.		*	8,377	477,656
Best Buy Co., Inc.			14,155	525,434
CarMax, Inc.		*	9,994	592,844
GameStop Corp., Class A	†		5,816	239,677
Gap, Inc. (The)			12,952	369,132
Home Depot, Inc. (The)			63,333	7,314,328
L Brands, Inc.			12,642	1,139,423
Lowe’s Cos., Inc.			45,914	3,164,393
O’Reilly Automotive, Inc.		*	5,046	1,261,500
Ross Stores, Inc.			20,183	978,270
Signet Jewelers Ltd. (Bermuda)			3,946	537,169
Staples, Inc.			30,964	363,208
Tiffany & Co.			5,311	410,115

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TJX Cos., Inc. (The)		33,707	$2,407,354
Tractor Supply Co.		6,609	557,271
Urban Outfitters, Inc.	*	5,341	156,919

			22,477,193

Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.		281,252	31,022,096
EMC Corp.		96,414	2,329,362
Hewlett-Packard Co.		89,598	2,294,605
NetApp, Inc.		14,528	430,029
SanDisk Corp.		10,710	581,874
Seagate Technology plc	†	15,700	703,360
Western Digital Corp.		11,344	901,167

			38,262,493

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.		13,663	395,271
Fossil Group, Inc.	*†	2,051	114,610
Hanesbrands, Inc.		19,290	558,253
Michael Kors Holdings Ltd. (United Kingdom)	*	9,888	417,669
NIKE, Inc., Class B		33,448	4,113,100
PVH Corp.		4,236	431,818
Ralph Lauren Corp.		2,956	349,281
Under Armour, Inc., Class A	*	8,850	856,503
V.F. Corp.		16,764	1,143,472

			8,379,977

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.		23,827	242,321

Tobacco—1.5%
Altria Group, Inc.		96,932	5,273,101
Philip Morris International, Inc.		76,101	6,037,092
Reynolds American, Inc.		40,776	1,805,154

			13,115,347

Trading Companies & Distributors—0.2%
Fastenal Co.	†	13,534	495,480
United Rentals, Inc.	*	4,537	272,447
W.W. Grainger, Inc.	†	2,935	631,054

			1,398,981

TOTAL COMMON STOCKS (Cost $574,433,733)			834,349,115

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.047%	12/10/2015	‡‡	$740,000	740,062
0.018%	03/17/2016	‡‡	20,000	19,997

				760,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $759,930)				760,059

		Shares	Value
MONEY MARKET FUNDS—2.5%
Institutional Money Market Funds—2.5%
Dreyfus Institutional Cash Advantage Fund, 0.11%	††¥	1,250,000	1,250,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.17%	¥	13,508,887	13,508,887

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%	††¥	1,347,202	$1,347,202
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%	††¥	1,250,000	1,250,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	1,250,000	1,250,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	1,250,000	1,250,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	1,250,000	1,250,000

TOTAL MONEY MARKET FUNDS (Cost $21,106,089)			21,106,089

TOTAL INVESTMENTS—100.8% (Cost $596,299,752)			856,215,263
Other assets less liabilities—(0.8%)			(6,480,217)

NET ASSETS—100.0%			$849,735,046

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—98.9%
Aerospace & Defense—2.5%
AAR Corp.		1,489	$28,246
Aerojet Rocketdyne Holdings, Inc.	*	1,629	26,357
American Science & Engineering, Inc.		435	15,469
Astronics Corp.	*	645	26,077
B/E Aerospace, Inc.		4,159	182,580
Boeing Co. (The)		27,220	3,564,459
BWX Technologies, Inc.		5,852	154,259
Cubic Corp.		476	19,963
Curtiss-Wright Corp.		2,112	131,831
DigitalGlobe, Inc.	*	3,780	71,896
Engility Holdings, Inc.		622	16,035
Esterline Technologies Corp.	*	1,049	75,413
General Dynamics Corp.		11,990	1,654,021
HEICO Corp.		2,276	111,251
Hexcel Corp.		4,757	213,399
Honeywell International, Inc.		30,765	2,913,138
Huntington Ingalls Industries, Inc.		1,897	203,264
KLX, Inc.	*	2,079	74,303
Kratos Defense & Security Solutions, Inc.	*	832	3,511
L-3 Communications Holdings, Inc.		3,222	336,763
Lockheed Martin Corp.		10,595	2,196,449
Moog, Inc., Class A	*	1,446	78,185
National Presto Industries, Inc.	†	535	45,079
Northrop Grumman Corp.		7,805	1,295,240
Orbital ATK, Inc.		2,503	179,891
Precision Castparts Corp.		5,732	1,316,698
Raytheon Co.		12,251	1,338,544
Rockwell Collins, Inc.		5,705	466,897
Spirit AeroSystems Holdings, Inc., Class A	*	6,517	315,032
TASER International, Inc.	*†	2,292	50,481
Teledyne Technologies, Inc.	*	1,228	110,888
Textron, Inc.		12,237	460,601
TransDigm Group, Inc.	*	2,305	489,605
Triumph Group, Inc.		1,644	69,180
United Technologies Corp.		35,208	3,133,160
Vectrus, Inc.	*	276	6,083

			21,374,248

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	20,736
C.H. Robinson Worldwide, Inc.		6,357	430,877
Echo Global Logistics, Inc.	*	1,118	21,913
Expeditors International of Washington, Inc.		7,178	337,725
FedEx Corp.		11,554	1,663,545
Forward Air Corp.		1,431	59,372
Hub Group, Inc., Class A	*	2,400	87,384
United Parcel Service, Inc., Class B		27,680	2,731,739
UTi Worldwide, Inc.	*	2,208	10,135
XPO Logistics, Inc.	*†	2,419	57,645

			5,421,071

Airlines—0.6%
Alaska Air Group, Inc.		5,372	426,805
Allegiant Travel Co.		412	89,095
American Airlines Group, Inc.		27,796	1,079,319
Copa Holdings SA, Class A (Panama)	†	1,841	77,193
Delta Air Lines, Inc.		33,027	1,481,922
Hawaiian Holdings, Inc.	*	1,288	31,788
JetBlue Airways Corp.	*	11,233	289,474
Republic Airways Holdings, Inc.	*	2,384	13,780

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SkyWest, Inc.		2,390	$39,865
Southwest Airlines Co.		26,758	1,017,874
Spirit Airlines, Inc.	*	3,308	156,468
United Continental Holdings, Inc.	*	15,134	802,859
Virgin America, Inc.	*†	732	25,056

			5,531,498

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	42,133
BorgWarner, Inc.		8,954	372,397
Cooper Tire & Rubber Co.		3,066	121,138
Cooper-Standard Holding, Inc.	*	442	25,636
Dana Holding Corp.		5,645	89,643
Delphi Automotive plc (United Kingdom)		10,827	823,285
Dorman Products, Inc.	*†	1,022	52,010
Drew Industries, Inc.		2,207	120,524
Gentex Corp.		13,188	204,414
Gentherm, Inc.	*	2,107	94,647
Goodyear Tire & Rubber Co. (The)		9,437	276,787
Horizon Global Corp.	*	1,566	13,812
Johnson Controls, Inc.		25,420	1,051,371
Lear Corp.		3,353	364,739
Modine Manufacturing Co.	*	1,208	9,507
Motorcar Parts of America, Inc.	*	1,792	56,161
Remy International, Inc.		559	16,351
Superior Industries International, Inc.		1,102	20,585
Tenneco, Inc.	*	2,375	106,329
Visteon Corp.	*	2,509	254,011

			4,115,480

Automobiles—0.6%
Ford Motor Co.		154,114	2,091,327
General Motors Co.		63,967	1,920,289
Harley-Davidson, Inc.		8,168	448,423
Tesla Motors, Inc.	*†	3,800	943,920
Thor Industries, Inc.		1,221	63,248
Winnebago Industries, Inc.	†	1,432	27,423

			5,494,630

Banks—5.9%
1st Source Corp.		1,298	39,978
Ameris Bancorp		1,457	41,889
Associated Banc-Corp		5,110	91,827
BancFirst Corp.		642	40,510
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	29,169
BancorpSouth, Inc.		3,611	85,833
Bank of America Corp.		418,712	6,523,533
Bank of Hawaii Corp.		1,898	120,504
Bank of the Ozarks, Inc.		2,505	109,619
BankUnited, Inc.		4,777	170,778
Banner Corp.		860	41,082
BB&T Corp.		31,261	1,112,892
BBCN Bancorp, Inc./California		7,132	107,123
Berkshire Hills Bancorp, Inc.		10,090	277,879
BOK Financial Corp.	†	801	51,833
Boston Private Financial Holdings, Inc.		1,297	15,175
Bridge Bancorp, Inc.		3,091	82,561
Bryn Mawr Bank Corp.		1,058	32,872
Capital Bank Financial Corp., Class A	*	6,212	187,789
Capital City Bank Group, Inc.		1,113	16,606
Cardinal Financial Corp.		1,142	26,277

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cascade Bancorp	*	219	$1,185
Cathay General Bancorp	†	2,082	62,377
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,160
Chemical Financial Corp.		1,552	50,207
CIT Group, Inc.		7,587	303,708
Citigroup, Inc.		121,677	6,036,396
Citizens & Northern Corp.		3,618	70,623
Citizens Financial Group, Inc.		12,474	297,630
City Holding Co.		250	12,325
City National Corp./California		1,842	162,206
CNB Financial Corp./Pennsylvania		4,147	75,351
CoBiz Financial, Inc.		34,211	445,085
Columbia Banking System, Inc.		1,334	41,634
Comerica, Inc.		7,542	309,976
Commerce Bancshares, Inc./Missouri		3,151	143,560
Community Bank System, Inc.	†	1,402	52,112
Community Trust Bancorp, Inc.		731	25,958
Cullen/Frost Bankers, Inc.		2,502	159,077
CVB Financial Corp.		4,084	68,203
Eagle Bancorp, Inc.	*	613	27,891
East West Bancorp, Inc.		6,997	268,825
Enterprise Financial Services Corp.		1,072	26,982
FCB Financial Holdings, Inc., Class A	*	1,733	56,530
Fidelity Southern Corp.		1,592	33,655
Fifth Third Bancorp		32,850	621,193
Financial Institutions, Inc.		2,741	67,922
First BanCorp. (Puerto Rico)	*	322	1,146
First Bancorp/North Carolina		4,779	81,243
First Busey Corp.		802	15,936
First Citizens BancShares, Inc./North Carolina, Class A		365	82,490
First Commonwealth Financial Corp.		2,619	23,807
First Connecticut Bancorp, Inc./Farmington CT		5,036	81,180
First Financial Bancorp		1,895	36,157
First Financial Bankshares, Inc.	†	1,838	58,412
First Horizon National Corp.		8,735	123,862
First Merchants Corp.		874	22,916
First Midwest Bancorp, Inc./Illinois		2,002	35,115
First Niagara Financial Group, Inc.		13,662	139,489
First of Long Island Corp. (The)		1,479	39,977
First Republic Bank/California		4,803	301,484
FirstMerit Corp.		8,833	156,079
FNB Corp./Pennsylvania		4,685	60,671
Fulton Financial Corp.		6,533	79,049
Glacier Bancorp, Inc.		1,771	46,737
Great Western Bancorp, Inc.		1,001	25,395
Guaranty Bancorp		1,060	17,458
Hancock Holding Co.		2,963	80,149
Hanmi Financial Corp.		900	22,680
Heritage Financial Corp./Washington		4,736	89,131
Hilltop Holdings, Inc.	*	2,781	55,092
Home Bancshares, Inc./Arkansas		2,340	94,770
HomeTrust Bancshares, Inc.	*	5,108	94,753
Huntington Bancshares, Inc./Ohio		31,066	329,300
IBERIABANK Corp.		1,389	80,854
Independent Bank Corp./Massachusetts	†	874	40,291
International Bancshares Corp.		3,248	81,297
Investors Bancorp, Inc.		13,623	168,108
JPMorgan Chase & Co.		148,384	9,046,972
LegacyTexas Financial Group, Inc.		1,733	52,822
M&T Bank Corp.		5,414	660,237

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MB Financial, Inc.		2,119	$69,164
Mercantile Bank Corp.		1,297	26,952
Merchants Bancshares, Inc.		2,994	88,024
MidWestOne Financial Group, Inc.		1,842	53,897
National Bank Holdings Corp., Class A		1,269	26,053
National Penn Bancshares, Inc.		4,919	57,798
NBT Bancorp, Inc.		1,000	26,940
Old National Bancorp/Indiana	†	3,552	49,479
PacWest Bancorp		3,898	166,873
Park National Corp.		728	65,680
Park Sterling Corp.		6,371	43,323
Peoples Bancorp, Inc./Ohio		2,756	57,297
People’s United Financial, Inc.		15,654	246,237
Pinnacle Financial Partners, Inc.		1,818	89,827
PNC Financial Services Group, Inc. (The)		20,829	1,857,947
PrivateBancorp, Inc.		2,295	87,967
Prosperity Bancshares, Inc.		2,300	112,953
Regions Financial Corp.		53,680	483,657
Renasant Corp.		803	26,379
Republic Bancorp, Inc./Kentucky, Class A		1,603	39,354
Sandy Spring Bancorp, Inc.		344	9,006
Signature Bank/New York	*	1,900	261,364
Simmons First National Corp., Class A		911	43,664
South State Corp.		2,017	155,047
State Bank Financial Corp.		4,194	86,732
Sterling Bancorp/New York		5,533	82,276
Suffolk Bancorp		3,336	91,140
SunTrust Banks, Inc.		20,745	793,289
SVB Financial Group	*	1,736	200,577
Synovus Financial Corp.		5,952	176,179
Talmer Bancorp, Inc., Class A		1,591	26,490
TCF Financial Corp.		6,104	92,537
Texas Capital Bancshares, Inc.	*	2,821	147,877
Tompkins Financial Corp.		730	38,953
Towne Bank/Virginia	†	1,448	27,295
Trustmark Corp.		2,635	61,053
U.S. Bancorp		67,244	2,757,676
UMB Financial Corp.		1,211	61,531
Umpqua Holdings Corp.		9,721	158,452
Union Bankshares Corp.		1,503	36,072
United Bankshares, Inc./West Virginia	†	2,134	81,071
United Community Banks, Inc./Georgia		454	9,280
Valley National Bancorp		6,899	67,886
Washington Trust Bancorp, Inc.		500	19,225
Webster Financial Corp.		2,393	85,263
Wells Fargo & Co.		186,994	9,602,142
WesBanco, Inc.		3,097	97,401
Westamerica Bancorporation	†	288	12,799
Western Alliance Bancorp	*	2,725	83,685
Wilshire Bancorp, Inc.		2,402	25,245
Wintrust Financial Corp.		1,508	80,572

			50,101,139

Beverages—1.9%
Boston Beer Co., Inc. (The), Class A	*	609	128,261
Brown-Forman Corp., Class A	†	294	31,455
Brown-Forman Corp., Class B		5,966	578,105
Coca-Cola Bottling Co. Consolidated		437	84,507
Coca-Cola Co. (The)		156,915	6,295,430

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Coca-Cola Enterprises, Inc.		8,850	$427,898
Constellation Brands, Inc., Class A		6,550	820,126
Dr. Pepper Snapple Group, Inc.		7,323	578,883
Molson Coors Brewing Co., Class B		6,229	517,132
Monster Beverage Corp.	*	5,869	793,137
PepsiCo, Inc.		58,971	5,560,965

			15,815,899

Biotechnology—3.3%
ACADIA Pharmaceuticals, Inc.	*	3,025	100,037
Achillion Pharmaceuticals, Inc.	*†	5,414	37,411
Acorda Therapeutics, Inc.	*	674	17,868
Advaxis, Inc.	*†	2,266	23,181
Aegerion Pharmaceuticals, Inc.	*†	1,499	20,386
Agenus, Inc.	*	5,420	24,932
Agios Pharmaceuticals, Inc.	*†	838	59,154
Alder Biopharmaceuticals, Inc.	*	922	30,205
Alexion Pharmaceuticals, Inc.	*	8,416	1,316,178
Alkermes plc (Ireland)	*	5,289	310,306
Alnylam Pharmaceuticals, Inc.	*	2,817	226,374
AMAG Pharmaceuticals, Inc.	*	1,258	49,980
Amgen, Inc.		29,996	4,149,047
Amicus Therapeutics, Inc.	*	3,392	47,454
Anacor Pharmaceuticals, Inc.	*	2,424	285,329
Arena Pharmaceuticals, Inc.	*†	9,689	18,506
ARIAD Pharmaceuticals, Inc.	*†	5,175	30,222
Array BioPharma, Inc.	*†	4,333	19,758
Arrowhead Research Corp.	*†	7,673	44,196
Atara Biotherapeutics, Inc.	*	882	27,730
Baxalta, Inc.		21,536	678,599
BioCryst Pharmaceuticals, Inc.	*	3,439	39,205
Biogen, Inc.	*	9,257	2,701,285
BioMarin Pharmaceutical, Inc.	*	6,129	645,506
Bluebird Bio, Inc.	*	1,335	114,209
Calithera Biosciences, Inc.	*†	5,564	30,213
Catalyst Pharmaceuticals, Inc.	*†	11,128	33,384
Celgene Corp.	*	31,269	3,382,368
Celldex Therapeutics, Inc.	*†	6,204	65,390
Cellular Biomedicine Group, Inc.	*†	1,275	21,586
Cepheid, Inc.	*	2,341	105,813
Chimerix, Inc.	*	1,123	42,899
Clovis Oncology, Inc.	*	1,475	135,641
Coherus Biosciences, Inc.	*	1,685	33,767
CytRx Corp.	*†	9,490	22,491
Dyax Corp.	*	4,812	91,861
Dynavax Technologies Corp.	*	2,946	72,295
Eagle Pharmaceuticals, Inc./DE	*†	528	39,088
Emergent BioSolutions, Inc.	*	1,319	37,578
Epizyme, Inc.	*†	1,889	24,293
Esperion Therapeutics, Inc.	*†	547	12,904
Exact Sciences Corp.	*†	5,314	95,599
Exelixis, Inc.	*†	15,393	86,355
FibroGen, Inc.	*	1,930	42,306
Five Prime Therapeutics, Inc.	*	1,885	29,010
Galena Biopharma, Inc.	*†	15,289	24,157
Genomic Health, Inc.	*†	1,284	27,169
Geron Corp.	*†	4,719	13,024
Gilead Sciences, Inc.		58,348	5,729,190
Halozyme Therapeutics, Inc.	*	6,362	85,442
Heron Therapeutics, Inc.	*	3,218	78,519
Idera Pharmaceuticals, Inc.	*†	13,094	43,865
ImmunoGen, Inc.	*	1,323	12,701
Immunomedics, Inc.	*†	2,141	3,683
Incyte Corp.	*	5,945	655,912
Inovio Pharmaceuticals, Inc.	*†	4,267	24,663

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Insmed, Inc.	*	2,696	$50,065
Intercept Pharmaceuticals, Inc.	*†	507	84,091
Intrexon Corp.	*†	1,662	52,852
Invitae Corp.	*†	3,036	21,920
Ironwood Pharmaceuticals, Inc.	*	7,019	73,138
Isis Pharmaceuticals, Inc.	*†	5,904	238,640
Karyopharm Therapeutics, Inc.	*†	1,683	17,722
Keryx Biopharmaceuticals, Inc.	*†	5,221	18,378
Kite Pharma, Inc.	*†	750	41,760
KYTHERA Biopharmaceuticals, Inc.	*	607	45,513
La Jolla Pharmaceutical Co.	*	2,037	56,608
Lexicon Pharmaceuticals, Inc.	*†	334	3,587
Ligand Pharmaceuticals, Inc.	*	815	69,805
MacroGenics, Inc.	*	1,247	26,711
MannKind Corp.	*†	8,369	26,864
Medivation, Inc.	*	6,924	294,270
Merrimack Pharmaceuticals, Inc.	*†	5,739	48,839
MiMedx Group, Inc.	*†	5,999	57,890
Mirati Therapeutics, Inc.	*	1,481	50,976
Momenta Pharmaceuticals, Inc.	*	2,618	42,961
Myriad Genetics, Inc.	*†	4,124	154,568
Neurocrine Biosciences, Inc.	*	2,588	102,977
NewLink Genetics Corp.	*†	2,670	95,693
Northwest Biotherapeutics, Inc.	*†	5,699	35,619
Novavax, Inc.	*	10,201	72,121
Oncothyreon, Inc.	*	11,784	32,288
Ophthotech Corp.	*	538	21,800
OPKO Health, Inc.	*†	12,920	108,657
Orexigen Therapeutics, Inc.	*†	6,895	14,548
Organovo Holdings, Inc.	*†	11,074	29,678
Osiris Therapeutics, Inc.	*†	1,402	25,895
Otonomy, Inc.	*	2,044	36,404
OvaScience, Inc.	*†	1,412	11,988
PDL BioPharma, Inc.	†	3,841	19,320
Peregrine Pharmaceuticals, Inc.	*†	20,036	20,437
Pfenex, Inc.	*	2,406	36,114
Portola Pharmaceuticals, Inc.	*	1,194	50,888
Progenics Pharmaceuticals, Inc.	*†	793	4,536
Prothena Corp. plc (Ireland)	*	1,778	80,615
PTC Therapeutics, Inc.	*	1,567	41,839
Puma Biotechnology, Inc.	*†	853	64,282
Radius Health, Inc.	*	1,108	76,795
Raptor Pharmaceutical Corp.	*†	3,794	22,954
Regeneron Pharmaceuticals, Inc.	*	3,165	1,472,168
Regulus Therapeutics, Inc.	*	4,506	29,469
Repligen Corp.	*	1,117	31,108
Retrophin, Inc.	*	3,586	72,652
Rigel Pharmaceuticals, Inc.	*	1,882	4,649
Sangamo BioSciences, Inc.	*	2,626	14,811
Sarepta Therapeutics, Inc.	*†	2,129	68,362
Seattle Genetics, Inc.	*	3,191	123,045
Sorrento Therapeutics, Inc.	*	2,737	22,963
Synergy Pharmaceuticals, Inc.	*†	6,708	35,552
TESARO, Inc.	*	795	31,880
TG Therapeutics, Inc.	*†	4,138	41,711
Threshold Pharmaceuticals, Inc.	*†	6,119	24,904
Trovagene, Inc.	*†	4,449	25,315
Ultragenyx Pharmaceutical, Inc.	*	1,316	126,744
United Therapeutics Corp.	*	1,828	239,907
Vanda Pharmaceuticals, Inc.	*†	2,680	30,230
Vertex Pharmaceuticals, Inc.	*	9,580	997,661
Vital Therapies, Inc.	*†	2,106	8,508
XOMA Corp.	*†	9,130	6,863
Zafgen, Inc.	*	1,187	37,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ZIOPHARM Oncology, Inc.	*†	9,911	$89,298

			28,138,555

Building Products—0.3%
A.O. Smith Corp.		4,024	262,325
Allegion plc (Ireland)		3,761	216,859
American Woodmark Corp.	*	800	51,896
Apogee Enterprises, Inc.		1,250	55,812
Armstrong World Industries, Inc.	*	1,413	67,457
Builders FirstSource, Inc.	*	3,379	42,846
Fortune Brands Home & Security, Inc.		5,665	268,918
Gibraltar Industries, Inc.	*	1,188	21,800
Griffon Corp.		1,288	20,312
Lennox International, Inc.		2,019	228,813
Masco Corp.		16,508	415,671
Masonite International Corp.	*	741	44,890
NCI Building Systems, Inc.	*	246	2,600
Owens Corning, Inc.		4,256	178,369
Patrick Industries, Inc.	*	1,461	57,695
Quanex Building Products Corp.		1,671	30,362
Simpson Manufacturing Co., Inc.		2,084	69,793
Trex Co., Inc.	*	1,462	48,728
Universal Forest Products, Inc.		1,121	64,659
USG Corp.	*	3,348	89,124

			2,238,929

Capital Markets—2.0%
Actua Corp.	*	4,779	56,201
Affiliated Managers Group, Inc.	*	2,083	356,172
Ameriprise Financial, Inc.		7,388	806,252
Arlington Asset Investment Corp., Class A	†	304	4,271
Artisan Partners Asset Management, Inc., Class A		707	24,908
Ashford, Inc.	*	48	3,046
Bank of New York Mellon Corp. (The)		44,286	1,733,797
BGC Partners, Inc., Class A		7,270	59,759
BlackRock, Inc.		5,053	1,503,116
Calamos Asset Management, Inc., Class A		1,800	17,064
Charles Schwab Corp. (The)		44,155	1,261,067
CIFC Corp.	†	4,547	32,511
Cowen Group, Inc., Class A	*†	2,582	11,774
Diamond Hill Investment Group, Inc.		331	61,579
E*TRADE Financial Corp.	*	13,474	354,770
Eaton Vance Corp.		5,282	176,524
Evercore Partners, Inc., Class A		2,410	121,078
Federated Investors, Inc., Class B		3,745	108,231
Financial Engines, Inc.	†	1,762	51,926
Franklin Resources, Inc.		15,516	578,126
GAMCO Investors, Inc., Class A		558	30,634
Goldman Sachs Group, Inc. (The)		17,298	3,005,701
Greenhill & Co., Inc.		495	14,093
HFF, Inc., Class A		949	32,038
Interactive Brokers Group, Inc., Class A		1,570	61,968
INTL FCStone, Inc.	*	507	12,518
Invesco Ltd.		16,610	518,730
Investment Technology Group, Inc.		2,078	27,721
Janus Capital Group, Inc.		6,411	87,190
KCG Holdings, Inc., Class A	*	444	4,871
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	38,048
Lazard Ltd., Class A (Bermuda)		5,918	256,249

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Legg Mason, Inc.		3,981	$165,649
LPL Financial Holdings, Inc.	†	2,478	98,550
Morgan Stanley		60,297	1,899,356
Northern Trust Corp.		9,019	614,735
NorthStar Asset Management Group, Inc.		7,137	102,487
Piper Jaffray Cos.	*	963	34,832
Pzena Investment Management, Inc., Class A		6,659	59,265
Raymond James Financial, Inc.		4,128	204,873
Safeguard Scientifics, Inc.	*	678	10,536
SEI Investments Co.		5,918	285,425
State Street Corp.		16,546	1,112,057
Stifel Financial Corp.	*	2,724	114,680
T. Rowe Price Group, Inc.		9,852	684,714
TD Ameritrade Holding Corp.		9,598	305,600
Virtus Investment Partners, Inc.		210	21,105
Waddell & Reed Financial, Inc., Class A		3,971	138,072
Walter Investment Management Corp.	*†	1,972	32,045
Westwood Holdings Group, Inc.		1,027	55,817
WisdomTree Investments, Inc.	†	3,701	59,697

			17,411,428

Chemicals—2.1%
A. Schulman, Inc.		1,444	46,887
Air Products & Chemicals, Inc.		8,124	1,036,460
Airgas, Inc.		2,915	260,397
Albemarle Corp.		4,839	213,400
Ashland, Inc.		2,794	281,132
Axalta Coating Systems Ltd.	*	2,458	62,286
Axiall Corp.		2,616	41,045
Balchem Corp.		655	39,804
Cabot Corp.		2,693	84,991
Calgon Carbon Corp.		3,184	49,607
Celanese Corp., Series A		5,922	350,405
CF Industries Holdings, Inc.		10,395	466,735
Chemours Co. (The)		7,163	46,345
Chemtura Corp.	*	5,201	148,853
Cytec Industries, Inc.		3,288	242,819
Dow Chemical Co. (The)		45,536	1,930,726
E.I. Du Pont de Nemours & Co.		35,815	1,726,283
Eastman Chemical Co.		6,221	402,623
Ecolab, Inc.		10,184	1,117,388
Ferro Corp.	*	1,818	19,907
Flotek Industries, Inc.	*†	1,303	21,760
FMC Corp.		5,510	186,844
H.B. Fuller Co.		2,570	87,226
Huntsman Corp.		7,052	68,334
Innophos Holdings, Inc.		588	23,308
Innospec, Inc.		519	24,139
International Flavors & Fragrances, Inc.		3,643	376,176
Intrepid Potash, Inc.	*†	7,650	42,381
Koppers Holdings, Inc.		1,582	31,909
Kronos Worldwide, Inc.	†	2,262	14,047
LSB Industries, Inc.	*	1,411	21,617
LyondellBasell Industries NV, Class A		15,517	1,293,497
Minerals Technologies, Inc.		1,736	83,606
Monsanto Co.		18,989	1,620,521
Mosaic Co. (The)		13,362	415,692
NewMarket Corp.		378	134,946
Olin Corp.	†	2,796	47,001

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
OM Group, Inc.		1,147	$37,725
Platform Specialty Products Corp.	*	3,070	38,836
PolyOne Corp.		3,321	97,438
PPG Industries, Inc.		10,732	941,089
Praxair, Inc.		11,518	1,173,223
Quaker Chemical Corp.		483	37,230
Rayonier Advanced Materials, Inc.		1,668	10,208
Rentech, Inc.	*	3,812	21,347
RPM International, Inc.		4,832	202,412
Scotts Miracle-Gro Co. (The), Class A		1,662	101,083
Sensient Technologies Corp.		2,027	124,255
Sherwin-Williams Co. (The)		3,473	773,715
Sigma-Aldrich Corp.		4,492	624,029
Stepan Co.		1,112	46,270
Tredegar Corp.		1,606	21,006
Tronox Ltd., Class A	†	1,637	7,154
Valspar Corp. (The)		4,039	290,323
W.R. Grace & Co.	*	3,427	318,882
Westlake Chemical Corp.		2,558	132,735

			18,060,057

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	62,567
ACCO Brands Corp.	*	2,302	16,275
ADT Corp. (The)	†	7,488	223,891
Brady Corp., Class A		2,402	47,223
Brink’s Co. (The)		2,084	56,289
Cintas Corp.		3,889	333,482
Civeo Corp.		4,052	5,997
Clean Harbors, Inc.	*	2,414	106,144
Copart, Inc.	*	4,536	149,234
Covanta Holding Corp.		4,185	73,028
Deluxe Corp.		2,098	116,943
Ennis, Inc.		695	12,065
Essendant, Inc.		2,556	82,891
G&K Services, Inc., Class A		1,008	67,153
Healthcare Services Group, Inc.		4,963	167,253
Herman Miller, Inc.		3,155	90,990
HNI Corp.		2,512	107,765
Interface, Inc.		3,357	75,331
KAR Auction Services, Inc.		4,303	152,756
Kimball International, Inc., Class B		1,500	14,190
Knoll, Inc.		2,701	59,368
Matthews International Corp., Class A		1,052	51,516
McGrath RentCorp		916	24,448
Mobile Mini, Inc.		2,000	61,580
MSA Safety, Inc.		1,444	57,717
NL Industries, Inc.	*	2,111	6,312
Pitney Bowes, Inc.		7,953	157,867
R.R. Donnelley & Sons Co.		10,168	148,046
Republic Services, Inc.		11,229	462,635
Rollins, Inc.		3,124	83,942
Steelcase, Inc., Class A		1,992	36,673
Stericycle, Inc.	*	3,380	470,868
Tetra Tech, Inc.		2,114	51,391
Tyco International plc		15,636	523,181
Unifirst Corp.		300	32,043
US Ecology, Inc.		824	35,968
Viad Corp.		937	27,164
Waste Connections, Inc.		4,341	210,886
Waste Management, Inc.		18,266	909,829
West Corp.		1,023	22,915

			5,395,816

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.5%
ADTRAN, Inc.		3,197	$46,676
Applied Optoelectronics, Inc.	*†	2,394	44,959
Arista Networks, Inc.	*†	1,018	62,291
ARRIS Group, Inc.	*	4,646	120,657
Black Box Corp.		865	12,750
Brocade Communications Systems, Inc.		14,008	145,403
CalAmp Corp.	*	550	8,850
Ciena Corp.	*	5,950	123,284
Cisco Systems, Inc.		202,007	5,302,684
CommScope Holding Co., Inc.	*	3,309	99,369
Comtech Telecommunications Corp.		1,350	27,823
Digi International, Inc.	*	1,976	23,297
EchoStar Corp., Class A	*	1,877	80,767
Extreme Networks, Inc.	*	4,491	15,090
F5 Networks, Inc.	*	2,664	308,491
Finisar Corp.	*	7,171	79,813
Harmonic, Inc.	*	2,820	16,356
Harris Corp.		4,595	336,124
Infinera Corp.	*	4,191	81,976
InterDigital, Inc.		2,803	141,832
Ixia	*	2,330	33,762
Juniper Networks, Inc.		17,553	451,288
KVH Industries, Inc.	*	375	3,750
Lumentum Holdings, Inc.	*	1,488	25,222
Motorola Solutions, Inc.	†	8,298	567,417
NETGEAR, Inc.	*	1,206	35,179
NetScout Systems, Inc.	*	2,935	103,811
Palo Alto Networks, Inc.	*	2,788	479,536
Plantronics, Inc.		1,826	92,852
Polycom, Inc.	*	8,354	87,550
QUALCOMM, Inc.		65,083	3,496,910
Ruckus Wireless, Inc.	*	2,272	26,991
Sonus Networks, Inc.	*	2,140	12,241
Ubiquiti Networks, Inc.	†	904	30,637
ViaSat, Inc.	*†	1,190	76,505
Viavi Solutions, Inc.	*	7,444	39,974

			12,642,117

Construction & Engineering—0.2%
AECOM	*	7,449	204,922
Aegion Corp.	*	1,223	20,155
Ameresco, Inc., Class A	*	5,845	34,369
Chicago Bridge & Iron Co. NV (Netherlands)	†	4,114	163,161
Comfort Systems USA, Inc.		2,179	59,399
Dycom Industries, Inc.	*	2,076	150,219
EMCOR Group, Inc.		2,908	128,679
Fluor Corp.		6,816	288,658
Furmanite Corp.	*	1,100	6,688
Granite Construction, Inc.		1,889	56,047
Jacobs Engineering Group, Inc.	*	4,968	185,952
KBR, Inc.		6,464	107,690
MasTec, Inc.	*	2,049	32,436
Quanta Services, Inc.	*	8,861	214,525
Tutor Perini Corp.	*	960	15,802

			1,668,702

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	142,519
Headwaters, Inc.	*	2,095	39,386
Martin Marietta Materials, Inc.		2,450	372,278
Summit Materials, Inc., Class A	*	1,761	33,054
US Concrete, Inc.	*	508	24,277

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vulcan Materials Co.		6,242	$556,786

			1,168,300

Consumer Finance—0.8%
Ally Financial, Inc.	*	18,490	376,826
American Express Co.		34,718	2,573,645
Capital One Financial Corp.		22,188	1,609,074
Cash America International, Inc.		685	19,159
Credit Acceptance Corp.	*†	253	49,808
Discover Financial Services		18,027	937,224
Encore Capital Group, Inc.	*†	851	31,487
Enova International, Inc.	*	626	6,398
Ezcorp, Inc., Class A	*	2,031	12,531
First Cash Financial Services, Inc.	*	2,461	98,588
Green Dot Corp., Class A	*	1,445	25,432
LendingClub Corp.	*†	2,826	37,388
Navient Corp.		18,104	203,489
Nelnet, Inc., Class A		481	16,647
PRA Group, Inc.	*†	1,512	80,015
Santander Consumer USA Holdings, Inc.	*	3,078	62,853
SLM Corp.	*	18,104	133,970
Springleaf Holdings, Inc.	*	1,782	77,909
Synchrony Financial	*†	5,080	159,004
World Acceptance Corp.	*†	639	17,151

			6,528,598

Containers & Packaging—0.4%
AEP Industries, Inc.	*	372	21,327
AptarGroup, Inc.		3,130	206,455
Avery Dennison Corp.		3,924	221,981
Ball Corp.		6,557	407,845
Bemis Co., Inc.		3,374	133,509
Berry Plastics Group, Inc.	*	3,574	107,470
Crown Holdings, Inc.	*	5,070	231,953
Graphic Packaging Holding Co.		11,052	141,355
Greif, Inc., Class A		852	27,187
Myers Industries, Inc.		1,716	22,994
Owens-Illinois, Inc.	*	6,064	125,646
Packaging Corp. of America		4,339	261,034
Sealed Air Corp.		7,726	362,195
Silgan Holdings, Inc.		1,615	84,045
Sonoco Products Co.		3,353	126,542
WestRock Co.		9,998	514,297

			2,995,835

Distributors—0.1%
Core-Mark Holding Co., Inc.		515	33,707
Genuine Parts Co.		6,041	500,738
LKQ Corp.	*	11,438	324,382
Pool Corp.		2,434	175,978
VOXX International Corp.	*	1,218	9,038

			1,043,843

Diversified Consumer Services—0.2%
2U, Inc.	*	1,540	55,286
American Public Education, Inc.	*	698	16,368
Apollo Education Group, Inc.	*	3,118	34,485
Ascent Capital Group, Inc., Class A	*	545	14,922
Bright Horizons Family Solutions, Inc.	*	1,107	71,114
Career Education Corp.	*	4,167	15,668
Chegg, Inc.	*†	5,262	37,939
DeVry Education Group, Inc.		2,980	81,086
Graham Holdings Co., Class B		183	105,591
Grand Canyon Education, Inc.	*	3,129	118,871

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
H&R Block, Inc.		11,402	$412,752
Houghton Mifflin Harcourt Co.	*	4,462	90,623
LifeLock, Inc.	*†	3,002	26,297
Regis Corp.	*	1,818	23,816
Service Corp. International		10,864	294,414
ServiceMaster Global Holdings, Inc.	*	3,321	111,420
Sotheby’s		2,623	83,884
Steiner Leisure Ltd. (Bahamas)	*	1,503	94,960
Strayer Education, Inc.	*	551	30,288
Universal Technical Institute, Inc.		418	1,467
Weight Watchers International, Inc.	*†	1,826	11,650

			1,732,901

Diversified Financial Services—1.8%
Berkshire Hathaway, Inc., Class B	*	74,167	9,671,377
CBOE Holdings, Inc.		3,873	259,801
CME Group, Inc.		12,281	1,138,940
FNFV Group	*	3,132	36,707
Intercontinental Exchange, Inc.		4,413	1,037,011
Leucadia National Corp.		12,939	262,144
MarketAxess Holdings, Inc.		1,202	111,642
McGraw Hill Financial, Inc.		10,592	916,208
Moody’s Corp.		7,473	733,849
MSCI, Inc.		4,088	243,072
Nasdaq, Inc.		5,431	289,635
PHH Corp.	*	2,212	31,233
PICO Holdings, Inc.	*	1,150	11,132
Resource America, Inc., Class A		1,287	8,559
Tiptree Financial, Inc., Class A	†	4,605	29,472
Voya Financial, Inc.		7,895	306,089

			15,086,871

Diversified Telecommunication Services—2.0%
8x8, Inc.	*	3,048	25,207
AT&T, Inc.		243,988	7,949,129
Atlantic Tele-Network, Inc.		347	25,654
CenturyLink, Inc.		22,585	567,335
Cincinnati Bell, Inc.	*	8,448	26,358
Cogent Communications Holdings, Inc.		2,886	78,384
Consolidated Communications Holdings, Inc.		1,840	35,457
Frontier Communications Corp.	†	44,056	209,266
General Communication, Inc., Class A	*	2,516	43,426
Globalstar, Inc.	*†	9,926	15,584
IDT Corp., Class B		1,600	22,880
Iridium Communications, Inc.	*†	3,791	23,314
Level 3 Communications, Inc.	*	11,647	508,857
Lumos Networks Corp.		1,350	16,416
Premiere Global Services, Inc.	*	2,174	29,871
Straight Path Communications, Inc., Class B	*†	1,402	56,655
Verizon Communications, Inc.		163,549	7,116,017
Vonage Holdings Corp.	*	11,167	65,662
Windstream Holdings, Inc.	†	3,500	21,490
Zayo Group Holdings, Inc.	*†	4,725	119,826

			16,956,788

Electric Utilities—1.6%
ALLETE, Inc.		1,243	62,759
American Electric Power Co., Inc.		19,815	1,126,681
Cleco Corp.		2,587	137,732
Duke Energy Corp.		28,089	2,020,723
Edison International		13,187	831,704
El Paso Electric Co.		1,748	64,361

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Empire District Electric Co. (The)	†	4,477	$98,628
Entergy Corp.		7,301	475,295
Eversource Energy		12,534	634,471
Exelon Corp.		34,288	1,018,354
FirstEnergy Corp.		17,664	553,060
Great Plains Energy, Inc.		4,631	125,130
Hawaiian Electric Industries, Inc.		3,066	87,964
IDACORP, Inc.		1,515	98,036
ITC Holdings Corp.		5,429	181,003
MGE Energy, Inc.		2,338	96,302
NextEra Energy, Inc.		17,979	1,753,851
OGE Energy Corp.		7,669	209,824
Otter Tail Corp.		1,095	28,536
Pepco Holdings, Inc.		8,859	214,565
Pinnacle West Capital Corp.		4,222	270,799
PNM Resources, Inc.		2,169	60,840
Portland General Electric Co.		2,718	100,484
PPL Corp.		27,620	908,422
Southern Co. (The)		37,295	1,667,087
UIL Holdings Corp.		1,496	75,204
Unitil Corp.		2,609	96,220
Westar Energy, Inc.		4,753	182,705
Xcel Energy, Inc.		19,945	706,252

			13,886,992

Electrical Equipment—0.5%
Acuity Brands, Inc.		1,873	328,861
AMETEK, Inc.		9,526	498,400
AZZ, Inc.		2,357	114,762
Babcock & Wilcox Enterprises, Inc.	*	2,926	49,157
Eaton Corp. plc		18,634	955,924
Emerson Electric Co.		27,226	1,202,572
Encore Wire Corp.		1,400	45,738
EnerSys		2,156	115,519
Enphase Energy, Inc.	*†	4,495	16,632
Franklin Electric Co., Inc.		1,804	49,123
FuelCell Energy, Inc.	*†	36,395	26,743
Generac Holdings, Inc.	*†	3,020	90,872
General Cable Corp.		1,732	20,611
Hubbell, Inc., Class B		2,078	176,526
LSI Industries, Inc.		1,083	9,141
Plug Power, Inc.	*†	9,245	16,918
Powell Industries, Inc.		1,045	31,455
Regal Beloit Corp.		1,272	71,804
Rockwell Automation, Inc.		5,377	545,604
SolarCity Corp.	*†	1,999	85,377
Vicor Corp.	*	1,380	14,076

			4,465,815

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	14,845
Amphenol Corp., Class A		12,278	625,687
Anixter International, Inc.	*	1,723	99,555
Arrow Electronics, Inc.	*	4,585	253,459
Avnet, Inc.		5,129	218,906
AVX Corp.		2,270	29,714
Badger Meter, Inc.		1,134	65,840
Belden, Inc.		1,894	88,431
Benchmark Electronics, Inc.	*	2,520	54,835
CDW Corp.		4,713	192,573
Checkpoint Systems, Inc.		1,441	10,447
Cognex Corp.		4,046	139,061
Coherent, Inc.	*	1,348	73,736
Corning, Inc.		52,217	893,955
CTS Corp.		1,580	29,246
Daktronics, Inc.		927	8,037

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dolby Laboratories, Inc., Class A		1,370	$44,662
DTS, Inc.	*	755	20,158
Electro Rent Corp.		950	9,861
FARO Technologies, Inc.	*	453	15,855
FEI Co.		1,368	99,919
FLIR Systems, Inc.		5,608	156,968
II-VI, Inc.	*	1,364	21,933
Ingram Micro, Inc., Class A		7,190	195,856
Insight Enterprises, Inc.	*	2,054	53,096
InvenSense Inc.	*†	1,864	17,317
IPG Photonics Corp.	*	2,130	161,816
Itron, Inc.	*	955	30,474
Jabil Circuit, Inc.		8,287	185,380
Keysight Technologies, Inc.	*	6,630	204,469
Kimball Electronics, Inc.	*	1,125	13,421
Knowles Corp.	*†	2,880	53,078
Littelfuse, Inc.		909	82,855
Mercury Systems, Inc.	*	963	15,321
Mesa Laboratories, Inc.		887	98,812
Methode Electronics, Inc.		1,383	44,118
MTS Systems Corp.		1,342	80,668
National Instruments Corp.		5,121	142,313
Newport Corp.	*	1,614	22,192
OSI Systems, Inc.	*	867	66,724
Park Electrochemical Corp.		1,086	19,103
PC Connection, Inc.		854	17,703
Plexus Corp.	*	1,884	72,685
Rofin-Sinar Technologies, Inc.	*	2,200	57,046
Rogers Corp.	*	803	42,704
Sanmina Corp.	*	3,577	76,440
ScanSource, Inc.	*	1,126	39,928
SYNNEX Corp.		853	72,556
Tech Data Corp.	*	2,057	140,905
Trimble Navigation Ltd.	*	8,636	141,803
TTM Technologies, Inc.	*	1,639	10,211
Universal Display Corp.	*	1,350	45,765
Vishay Intertechnology, Inc.		6,172	59,807
Vishay Precision Group, Inc.	*	440	5,100
Zebra Technologies Corp., Class A	*	2,729	208,905

			5,646,254

Energy Equipment & Services—1.1%
Atwood Oceanics, Inc.	†	2,474	36,640
Baker Hughes, Inc.		17,431	907,109
Basic Energy Services, Inc.	*†	7,861	25,941
Bristow Group, Inc.		982	25,689
C&J Energy Services Ltd.	*†	3,382	11,905
Cameron International Corp.	*	8,658	530,909
CARBO Ceramics, Inc.	†	1,137	21,592
Diamond Offshore Drilling, Inc.	†	2,656	45,949
Dril-Quip, Inc.	*	1,338	77,898
Ensco plc, Class A (United Kingdom)		8,935	125,805
Era Group, Inc.	*	713	10,674
Exterran Holdings, Inc.		2,465	44,370
FMC Technologies, Inc.	*	9,017	279,527
Forum Energy Technologies, Inc.	*	2,107	25,726
Frank’s International NV (Netherlands)		1,561	23,930
Geospace Technologies Corp.	*†	1,100	15,191
Gulfmark Offshore, Inc., Class A	†	1,000	6,110
Halliburton Co.		33,597	1,187,654
Helix Energy Solutions Group, Inc.	*	3,853	18,456
Helmerich & Payne, Inc.	†	3,926	185,543
Hornbeck Offshore Services, Inc.	*†	1,800	24,354
ION Geophysical Corp.	*†	6,136	2,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Key Energy Services, Inc.	*†	31,574	$14,840
Matrix Service Co.	*	468	10,516
McDermott International, Inc.	*†	11,704	50,327
Nabors Industries Ltd. (Bermuda)		10,988	103,837
National Oilwell Varco, Inc.		16,514	621,752
Newpark Resources, Inc.	*	3,484	17,838
Noble Corp. plc (United Kingdom)	†	7,712	84,138
Oceaneering International, Inc.		4,464	175,346
Oil States International, Inc.	*	2,026	52,939
Parker Drilling Co.	*	3,755	9,876
Patterson-UTI Energy, Inc.	†	8,962	117,761
PHI, Inc.	*	774	14,613
Pioneer Energy Services Corp.	*	2,700	5,670
Rowan Cos. plc, Class A		3,918	63,276
Schlumberger Ltd.		50,798	3,503,538
SEACOR Holdings, Inc.	*	713	42,644
Seadrill Ltd. (Bermuda)	*†	15,030	88,677
Seventy Seven Energy, Inc.	*†	10,182	14,051
Superior Energy Services, Inc.		7,732	97,655
Tesco Corp.		3,185	22,741
TETRA Technologies, Inc.	*	2,352	13,900
Unit Corp.	*	1,702	19,164
US Silica Holdings, Inc.	†	2,169	30,561
Weatherford International plc (Switzerland)	*	28,035	237,737

			9,046,762

Food & Staples Retailing—2.1%
Andersons, Inc. (The)		1,050	35,763
Casey’s General Stores, Inc.		1,608	165,495
Costco Wholesale Corp.		17,258	2,494,989
CVS Health Corp.		45,214	4,362,247
Fresh Market, Inc. (The)	*†	1,489	33,637
Kroger Co. (The)		40,960	1,477,427
PriceSmart, Inc.		1,212	93,736
Rite Aid Corp.	*	36,454	221,276
SpartanNash Co.		808	20,887
Sprouts Farmers Market, Inc.	*	5,111	107,842
SUPERVALU, Inc.	*	8,154	58,546
Sysco Corp.		23,115	900,792
United Natural Foods, Inc.	*	1,912	92,751
Walgreens Boots Alliance, Inc.		34,353	2,854,734
Wal-Mart Stores, Inc.		62,580	4,057,687
Weis Markets, Inc.		382	15,948
Whole Foods Market, Inc.		14,831	469,401

			17,463,158

Food Products—1.7%
Archer-Daniels-Midland Co.		25,110	1,040,810
B&G Foods, Inc.		4,432	161,546
Bunge Ltd.		5,710	418,543
Calavo Growers, Inc.		526	23,481
Cal-Maine Foods, Inc.	†	956	52,207
Campbell Soup Co.		6,386	323,643
ConAgra Foods, Inc.		16,632	673,762
Darling Ingredients, Inc.	*	7,139	80,242
Dean Foods Co.		3,140	51,873
Diamond Foods, Inc.	*	847	26,138
Farmer Bros. Co.	*	930	25,343
Flowers Foods, Inc.		7,909	195,669
Fresh Del Monte Produce, Inc.		1,221	48,242
General Mills, Inc.		24,219	1,359,412
Hain Celestial Group, Inc. (The)	*	3,503	180,755
Hershey Co. (The)		5,678	521,695
Hormel Foods Corp.		6,390	404,551
Ingredion, Inc.		3,164	276,249

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Inventure Foods, Inc.	*†	5,272	$46,815
J&J Snack Foods Corp.		761	86,495
J.M. Smucker Co. (The)		4,624	527,552
Kellogg Co.		10,655	709,090
Keurig Green Mountain, Inc.	†	5,854	305,228
Kraft Heinz Co. (The)		23,537	1,661,241
Lancaster Colony Corp.		1,389	135,400
Landec Corp.	*	986	11,507
McCormick & Co., Inc. (Non-Voting Shares)		4,898	402,518
Mead Johnson Nutrition Co.		7,933	558,483
Mondelez International, Inc., Class A		65,517	2,743,197
Pilgrim’s Pride Corp.	†	1,940	40,313
Pinnacle Foods, Inc.		4,118	172,462
Post Holdings, Inc.	*	2,173	128,424
Sanderson Farms, Inc.	†	864	59,244
Seaboard Corp.	*	18	55,422
Snyder’s-Lance, Inc.		1,370	46,210
Tootsie Roll Industries, Inc.	†	722	22,591
TreeHouse Foods, Inc.	*	1,572	122,286
Tyson Foods, Inc., Class A		11,336	488,582
WhiteWave Foods Co. (The)	*	6,423	257,883

			14,445,104

Gas Utilities—0.2%
AGL Resources, Inc.		4,652	283,958
Atmos Energy Corp.		3,593	209,041
Chesapeake Utilities Corp.		1,423	75,533
Laclede Group, Inc. (The)		1,025	55,893
National Fuel Gas Co.		3,639	181,877
New Jersey Resources Corp.		3,362	100,961
Northwest Natural Gas Co.		1,183	54,229
ONE Gas, Inc.		1,954	88,575
Piedmont Natural Gas Co., Inc.		2,740	109,792
Questar Corp.		7,412	143,867
South Jersey Industries, Inc.		4,028	101,707
Southwest Gas Corp.		1,252	73,016
UGI Corp.		6,633	230,961
WGL Holdings, Inc.		2,315	133,506

			1,842,916

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.		749	32,948
Abbott Laboratories		59,088	2,376,519
ABIOMED, Inc.	*	1,465	135,893
Alere, Inc.	*	3,011	144,980
Align Technology, Inc.	*	2,915	165,455
Analogic Corp.		593	48,650
Baxter International, Inc.		21,536	707,458
Becton Dickinson and Co.		8,280	1,098,425
Boston Scientific Corp.	*	53,699	881,201
C.R. Bard, Inc.		2,876	535,828
Cantel Medical Corp.		828	46,948
Cerus Corp.	*†	9,553	43,371
CONMED Corp.		1,362	65,022
Cooper Cos., Inc. (The)		1,812	269,734
CryoLife, Inc.		937	9,117
Cyberonics, Inc.	*	956	58,106
Cynosure, Inc., Class A	*	314	9,433
DENTSPLY International, Inc.		5,668	286,631
DexCom, Inc.	*	3,795	325,839
Edwards Lifesciences Corp.	*	4,083	580,480
Endologix, Inc.	*	2,429	29,780
GenMark Diagnostics, Inc.	*	4,863	38,272
Globus Medical, Inc., Class A	*	1,444	29,833
Greatbatch, Inc.	*	942	53,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Haemonetics Corp.	*	2,314	$74,788
Halyard Health, Inc.	*	1,817	51,675
HeartWare International, Inc.	*†	664	34,734
Hill-Rom Holdings, Inc.		1,576	81,936
Hologic, Inc.	*	9,792	383,161
ICU Medical, Inc.	*	605	66,247
IDEXX Laboratories, Inc.	*	3,970	294,772
Inogen, Inc.	*	1,047	50,832
Insulet Corp.	*	2,469	63,972
Integra LifeSciences Holdings Corp.	*	1,190	70,864
Intuitive Surgical, Inc.	*	1,442	662,714
Invacare Corp.		1,333	19,288
LDR Holding Corp.	*	680	23,480
Masimo Corp.	*	1,500	57,840
Medtronic plc (Ireland)		56,773	3,800,385
Meridian Bioscience, Inc.		1,158	19,802
Merit Medical Systems, Inc.	*	3,149	75,293
Natus Medical, Inc.	*	956	37,714
Neogen Corp.	*	3,150	141,718
Nevro Corp.	*†	554	25,700
NuVasive, Inc.	*	1,746	84,192
NxStage Medical, Inc.	*	1,869	29,474
OraSure Technologies, Inc.	*	1,687	7,490
Orthofix International NV (Curacao)	*	703	23,726
ResMed, Inc.		6,068	309,225
Rockwell Medical, Inc.	*†	2,762	21,295
RTI Surgical, Inc.	*	807	4,584
SeaSpine Holdings Corp.	*	396	6,415
Sirona Dental Systems, Inc.	*	2,048	191,160
Spectranetics Corp. (The)	*	1,045	12,321
St. Jude Medical, Inc.		10,767	679,290
STAAR Surgical Co.	*†	848	6,580
STERIS Corp.	†	2,777	180,422
Stryker Corp.		13,299	1,251,436
SurModics, Inc.	*	3,284	71,723
Teleflex, Inc.		1,515	188,178
Thoratec Corp.	*	2,306	145,878
Tornier NV (Netherlands)	*	1,423	29,015
TransEnterix, Inc.	*†	7,273	16,437
Unilife Corp.	*†	19,810	19,412
Varian Medical Systems, Inc.	*	4,761	351,267
West Pharmaceutical Services, Inc.		3,408	184,441
Wright Medical Group, Inc.	*	1,309	27,515
Zeltiq Aesthetics, Inc.	*	1,083	34,688
Zimmer Biomet Holdings, Inc.		6,834	641,918

			18,528,068

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc.	*	1,684	111,599
Adeptus Health, Inc., Class A	*†	511	41,268
Aetna, Inc.		14,039	1,536,007
Air Methods Corp.	*	2,900	98,861
Almost Family, Inc.	*	422	16,901
Amedisys, Inc.	*	1,698	64,473
AmerisourceBergen Corp.		9,159	870,013
AMN Healthcare Services, Inc.	*	1,507	45,225
Amsurg Corp.	*	1,423	110,581
Anthem, Inc.		10,756	1,505,840
BioScrip, Inc.	*†	1,095	2,048
Brookdale Senior Living, Inc.	*	6,585	151,192
Cardinal Health, Inc.		13,757	1,056,813
Centene Corp.	*	4,361	236,497
Chemed Corp.		1,162	155,092
Cigna Corp.		10,551	1,424,596
Community Health Systems, Inc.	*	4,972	212,652

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cross Country Healthcare, Inc.	*	1,339	$18,224
DaVita HealthCare Partners, Inc.	*	7,014	507,323
Diplomat Pharmacy, Inc.	*	912	26,202
Ensign Group, Inc. (The)		542	23,105
Envision Healthcare Holdings, Inc.	*	6,600	242,814
ExamWorks Group, Inc.	*	1,308	38,246
Express Scripts Holding Co.	*	29,330	2,374,557
Genesis Healthcare, Inc.	*	6,839	41,923
Hanger, Inc.	*	1,083	14,772
HCA Holdings, Inc.	*	12,387	958,258
Health Net, Inc.	*	3,209	193,246
HealthEquity, Inc.	*	820	24,231
HealthSouth Corp.		3,032	116,338
Healthways, Inc.	*	1,362	15,145
Henry Schein, Inc.	*	3,652	484,693
Humana, Inc.		6,153	1,101,387
IPC Healthcare, Inc.	*	323	25,094
Kindred Healthcare, Inc.		2,526	39,785
Laboratory Corp. of America Holdings	*	3,900	423,033
Landauer, Inc.		598	22,120
LifePoint Health, Inc.	*	2,149	152,364
Magellan Health, Inc.	*	1,400	77,602
McKesson Corp.		9,158	1,694,505
MEDNAX, Inc.	*	4,364	335,112
Molina Healthcare, Inc.	*	1,172	80,692
National HealthCare Corp.		431	26,244
National Research Corp., Class A		3,750	44,775
Owens & Minor, Inc.		2,434	77,742
Patterson Cos., Inc.		4,679	202,367
PharMerica Corp.	*	1,365	38,862
Premier, Inc., Class A	*	1,076	36,982
Quest Diagnostics, Inc.		6,754	415,168
Select Medical Holdings Corp.		2,537	27,374
Team Health Holdings, Inc.	*	3,999	216,066
Tenet Healthcare Corp.	*	4,822	178,028
U.S. Physical Therapy, Inc.		1,300	58,357
UnitedHealth Group, Inc.		37,988	4,406,988
Universal American Corp.	*	1,812	12,394
Universal Health Services, Inc., Class B		3,504	437,334
VCA, Inc.	*	3,442	181,221
WellCare Health Plans, Inc.	*	1,500	129,270

			23,159,601

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	6,468	80,203
athenahealth, Inc.	*†	1,388	185,090
Cerner Corp.	*	11,584	694,577
HMS Holdings Corp.	*	4,230	37,097
IMS Health Holdings, Inc.	*	4,303	125,217
MedAssets, Inc.	*	1,860	37,312
Medidata Solutions, Inc.	*	2,616	110,160
Omnicell, Inc.	*	783	24,351
Quality Systems, Inc.		1,536	19,169
Veeva Systems, Inc., Class A	*	2,201	51,525

			1,364,701

Hotels, Restaurants & Leisure—2.1%
Aramark		5,721	169,570
Biglari Holdings, Inc.	*	90	32,917
BJ’s Restaurants, Inc.	*	564	24,269
Bloomin’ Brands, Inc.		3,188	57,958
Bob Evans Farms, Inc.		1,465	63,508
Boyd Gaming Corp.	*	2,619	42,690
Brinker International, Inc.		2,003	105,498

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Buffalo Wild Wings, Inc.	*	867	$167,704
Carnival Corp.		17,391	864,333
Cheesecake Factory, Inc. (The)		3,444	185,838
Chipotle Mexican Grill, Inc.	*	1,207	869,342
Choice Hotels International, Inc.		1,616	77,002
Churchill Downs, Inc.		638	85,371
Cracker Barrel Old Country Store, Inc.	†	919	135,350
Darden Restaurants, Inc.		4,499	308,361
Dave & Buster’s Entertainment, Inc.	*	635	24,022
Diamond Resorts International, Inc.	*†	1,233	28,840
DineEquity, Inc.		1,079	98,901
Domino’s Pizza, Inc.		1,974	213,014
Dunkin’ Brands Group, Inc.		4,613	226,037
Fiesta Restaurant Group, Inc.	*	595	26,995
Hilton Worldwide Holdings, Inc.		18,327	420,421
Hyatt Hotels Corp., Class A	*	1,435	67,588
International Game Technology plc	†	2,211	33,895
International Speedway Corp., Class A		1,190	37,747
Interval Leisure Group, Inc.		1,886	34,627
Isle of Capri Casinos, Inc.	*	1,250	21,800
J Alexander’s Holdings, Inc.	*	541	5,393
Jack in the Box, Inc.		2,028	156,237
Krispy Kreme Doughnuts, Inc.	*	2,573	37,643
La Quinta Holdings, Inc.	*	1,715	27,063
Las Vegas Sands Corp.		15,013	570,044
Marcus Corp. (The)		1,505	29,107
Marriott International, Inc., Class A		9,363	638,557
Marriott Vacations Worldwide Corp.		1,075	73,250
McDonald’s Corp.		38,282	3,771,925
MGM Resorts International	*	16,457	303,632
Morgans Hotel Group Co.	*	2,300	7,636
Norwegian Cruise Line Holdings Ltd.	*	4,929	282,432
Panera Bread Co., Class A	*	1,250	241,762
Papa John’s International, Inc.		2,099	143,740
Penn National Gaming, Inc.	*	2,586	43,393
Pinnacle Entertainment, Inc.	*	1,629	55,125
Popeyes Louisiana Kitchen, Inc.	*	752	42,383
Red Robin Gourmet Burgers, Inc.	*	692	52,412
Royal Caribbean Cruises Ltd.		6,726	599,219
Ruby Tuesday, Inc.	*	2,816	17,487
Scientific Games Corp., Class A	*†	2,517	26,303
SeaWorld Entertainment, Inc.	†	2,129	37,917
Six Flags Entertainment Corp.		2,984	136,608
Sonic Corp.		3,730	85,604
Speedway Motorsports, Inc.		149	2,689
Starbucks Corp.		59,142	3,361,631
Starwood Hotels & Resorts Worldwide, Inc.		7,446	495,010
Texas Roadhouse, Inc.		3,070	114,204
Vail Resorts, Inc.		1,491	156,078
Wendy’s Co. (The)		11,481	99,311
Wyndham Worldwide Corp.		5,799	416,948
Wynn Resorts Ltd.		3,423	181,830
Yum! Brands, Inc.		16,971	1,356,831

			17,993,002

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	59,545
CSS Industries, Inc.		2,711	71,408
D.R. Horton, Inc.		12,534	367,998
Ethan Allen Interiors, Inc.		1,551	40,962
Garmin Ltd. (Switzerland)		4,621	165,802
GoPro, Inc., Class A	*†	2,971	92,755

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Harman International Industries, Inc.		2,728	$261,861
Helen of Troy Ltd. (Bermuda)	*	1,333	119,037
Hovnanian Enterprises, Inc., Class A	*†	13,407	23,730
Jarden Corp.	*	7,940	388,107
KB Home	†	3,248	44,011
La-Z-Boy, Inc.		2,404	63,850
Leggett & Platt, Inc.		5,407	223,039
Lennar Corp., Class A		6,464	311,112
Lennar Corp., Class B		607	24,037
M/I Homes, Inc.	*	610	14,384
MDC Holdings, Inc.		1,091	28,562
Meritage Homes Corp.	*	1,300	47,476
Mohawk Industries, Inc.	*	2,377	432,115
NACCO Industries, Inc., Class A		309	14,693
Newell Rubbermaid, Inc.		10,591	420,569
NVR, Inc.	*	147	224,207
PulteGroup, Inc.		13,539	255,481
Ryland Group, Inc. (The)		1,852	75,617
Standard Pacific Corp.	*	2,568	20,544
Tempur Sealy International, Inc.	*	1,991	142,217
Toll Brothers, Inc.	*	6,318	216,328
TopBuild Corp.	*	1,834	56,799
TRI Pointe Group, Inc.	*	5,851	76,590
Tupperware Brands Corp.		2,427	120,112
Universal Electronics, Inc.	*	639	26,857
Whirlpool Corp.		3,016	444,136

			4,873,941

Household Products—1.5%
Central Garden & Pet Co., Class A	*	1,230	19,815
Church & Dwight Co., Inc.		5,138	431,078
Clorox Co. (The)		4,830	558,010
Colgate-Palmolive Co.		35,985	2,283,608
Energizer Holdings, Inc.		2,126	82,298
HRG Group, Inc.	*	2,642	30,991
Kimberly-Clark Corp.		14,543	1,585,769
Procter & Gamble Co. (The)		108,449	7,801,821
Spectrum Brands Holdings, Inc.		836	76,502
WD-40 Co.		949	84,527

			12,954,419

Independent Power and Renewable Electricity Producers—0.1%
Abengoa Yield plc (Spain)	†	2,316	38,330
AES Corp. (The)		26,935	263,694
Calpine Corp.	*	16,000	233,600
Dynegy, Inc.	*	5,695	117,716
NRG Energy, Inc.		14,472	214,909
NRG Yield, Inc., Class A	†	641	7,147
NRG Yield, Inc., Class C		2,320	26,935
Ormat Technologies, Inc.		741	25,216
Pattern Energy Group, Inc.	†	1,263	24,111
Talen Energy Corp.	*	3,449	34,835
TerraForm Power, Inc., Class A	*	1,079	15,343

			1,001,836

Industrial Conglomerates—1.9%
3M Co.		25,252	3,579,976
Carlisle Cos., Inc.		2,452	214,256
Danaher Corp.		23,594	2,010,444
General Electric Co.		401,754	10,132,236
Roper Technologies, Inc.		3,837	601,258

			16,538,170

Insurance—3.1%
ACE Ltd. (Switzerland)		12,753	1,318,660
Aflac, Inc.		17,160	997,511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alleghany Corp.	*	614	$287,420
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	191,804
Allstate Corp. (The)		17,394	1,013,027
Ambac Financial Group, Inc.	*	1,330	19,245
American Equity Investment Life Holding Co.		4,302	100,280
American Financial Group, Inc.		2,657	183,094
American International Group, Inc.		53,838	3,059,075
American National Insurance Co.		374	36,517
AmTrust Financial Services, Inc.	†	678	42,700
Aon plc (United Kingdom)		11,889	1,053,484
Arch Capital Group Ltd. (Bermuda)	*	4,284	314,745
Argo Group International Holdings Ltd. (Bermuda)		1,086	61,457
Arthur J. Gallagher & Co.		6,304	260,229
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	163,203
Assurant, Inc.		2,563	202,503
Assured Guaranty Ltd. (Bermuda)		7,538	188,450
Axis Capital Holdings Ltd. (Bermuda)		4,847	260,381
Baldwin & Lyons, Inc., Class B		945	20,506
Brown & Brown, Inc.		5,036	155,965
Chubb Corp. (The)		9,750	1,195,837
Cincinnati Financial Corp.		6,036	324,737
CNA Financial Corp.		1,422	49,670
CNO Financial Group, Inc.		6,600	124,146
Crawford & Co., Class B		1,891	10,609
EMC Insurance Group, Inc.		511	11,860
Employers Holdings, Inc.		2,770	61,743
Endurance Specialty Holdings Ltd. (Bermuda)		3,933	240,031
Enstar Group Ltd. (Bermuda)	*	772	115,800
Erie Indemnity Co., Class A		1,023	84,848
Everest Re Group Ltd. (Bermuda)		2,228	386,202
FBL Financial Group, Inc., Class A		1,275	78,438
First American Financial Corp.		3,159	123,422
FNF Group		10,681	378,855
Genworth Financial, Inc., Class A	*	16,181	74,756
Hanover Insurance Group, Inc. (The)		2,346	182,284
Hartford Financial Services Group, Inc. (The)		16,799	769,058
HCC Insurance Holdings, Inc.		3,999	309,803
Horace Mann Educators Corp.		2,000	66,440
Independence Holding Co.		1,056	13,686
Infinity Property & Casualty Corp.		810	65,237
Kansas City Life Insurance Co.		902	42,385
Kemper Corp.		1,906	67,415
Lincoln National Corp.		10,899	517,267
Loews Corp.		11,788	426,018
Markel Corp.	*	549	440,221
Marsh & McLennan Cos., Inc.		21,030	1,098,187
MBIA, Inc.	*	5,212	31,689
Mercury General Corp.		1,109	56,016
MetLife, Inc.		35,958	1,695,420
Navigators Group, Inc. (The)	*	938	73,145
Old Republic International Corp.		10,195	159,450
PartnerRe Ltd. (Bermuda)		2,300	319,424
Primerica, Inc.		5,300	238,871
Principal Financial Group, Inc.		10,891	515,580
ProAssurance Corp.		2,054	100,790
Progressive Corp. (The)		23,937	733,430
Prudential Financial, Inc.		18,098	1,379,249
Reinsurance Group of America, Inc.		2,454	222,308

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RenaissanceRe Holdings Ltd. (Bermuda)		2,374	$252,404
RLI Corp.		2,328	124,618
Safety Insurance Group, Inc.		850	46,027
Selective Insurance Group, Inc.		2,122	65,909
StanCorp Financial Group, Inc.		2,460	280,932
State Auto Financial Corp.		488	11,131
Stewart Information Services Corp.		1,239	50,687
Symetra Financial Corp.		2,025	64,071
Third Point Reinsurance Ltd. (Bermuda)	*	1,834	24,667
Torchmark Corp.		6,045	340,938
Travelers Cos., Inc. (The)		13,074	1,301,255
United Fire Group, Inc.		1,250	43,813
Unum Group		12,054	386,692
W.R. Berkley Corp.		3,415	185,674
White Mountains Insurance Group Ltd.		300	224,190
XL Group plc (Ireland)		10,597	384,883

			26,502,474

Internet & Catalog Retail—1.7%
1-800-Flowers.com, Inc., Class A	*	793	7,216
Amazon.com, Inc.	*	15,181	7,771,002
Expedia, Inc.		3,588	422,236
FTD Cos., Inc.	*	501	14,930
Groupon, Inc.	*†	19,947	65,027
HomeAway, Inc.	*	4,242	112,583
HSN, Inc.		1,886	107,955
Lands’ End, Inc.	*†	820	22,148
Liberty Interactive Corp. QVC Group, Series A	*	20,728	543,695
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	73,072
Liberty Ventures, Series A	*	6,242	251,865
Netflix, Inc.	*	16,784	1,733,116
Nutrisystem, Inc.		931	24,690
Overstock.com, Inc.	*	770	13,213
Priceline Group, Inc. (The)	*	2,051	2,536,800
Shutterfly, Inc.	*	2,976	106,392
Travelport Worldwide Ltd. (United Kingdom)	†	3,216	42,516
TripAdvisor, Inc.	*	4,347	273,948
Wayfair, Inc., Class A	*†	1,230	43,124
zulily, Inc., Class A	*	2,556	44,474

			14,210,002

Internet Software & Services—3.5%
Akamai Technologies, Inc.	*	7,479	516,500
Angie’s List, Inc.	*†	1,166	5,877
Bazaarvoice, Inc.	*	5,255	23,700
Blucora, Inc.	*	1,323	18,218
Box, Inc., Class A	*†	2,480	31,198
Brightcove, Inc.	*	3,636	17,889
ChannelAdvisor Corp.	*	1,716	17,057
Cimpress NV (Netherlands)	*	1,843	140,271
comScore, Inc.	*	860	39,689
Constant Contact, Inc.	*	925	22,422
Cornerstone OnDemand, Inc.	*	1,310	43,230
CoStar Group, Inc.	*	1,152	199,365
Dealertrack Technologies, Inc.	*	1,800	113,688
Demandware, Inc.	*†	750	38,760
EarthLink Holdings Corp.		5,814	45,233
eBay, Inc.	*	49,126	1,200,639
Endurance International Group Holdings, Inc.	*†	1,747	23,340

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Envestnet, Inc.	*	860	$25,774
Facebook, Inc., Class A	*	86,236	7,752,616
Five9, Inc.	*†	8,371	30,973
Gogo, Inc.	*†	2,212	33,799
Google, Inc., Class A	*	11,488	7,333,595
Google, Inc., Class C	*	11,738	7,141,634
GrubHub, Inc.	*	2,284	55,593
IAC/InterActiveCorp		2,481	161,935
Internap Corp.	*	1,297	7,951
j2 Global, Inc.		1,614	114,352
LinkedIn Corp., Class A	*	4,275	812,806
LivePerson, Inc.	*	3,333	25,197
LogMeIn, Inc.	*	724	49,348
Marin Software, Inc.	*†	3,014	9,434
Marketo, Inc.	*	1,518	43,142
Millennial Media, Inc.	*†	9,318	16,306
Monster Worldwide, Inc.	*	4,681	30,052
NIC, Inc.		2,450	43,389
OPOWER, Inc.	*†	3,942	35,123
Pandora Media, Inc.	*	7,896	168,501
Q2 Holdings, Inc.	*	1,718	42,469
Rackspace Hosting, Inc.	*	6,130	151,288
RealNetworks, Inc.	*	1,461	5,975
Rocket Fuel, Inc.	*†	1,372	6,407
Shutterstock, Inc.	*†	501	15,150
SPS Commerce, Inc.	*	377	25,595
Stamps.com, Inc.	*	1,050	77,710
Textura Corp.	*†	1,712	44,238
TrueCar, Inc.	*†	3,602	18,766
Twitter, Inc.	*	21,954	591,441
VeriSign, Inc.	*†	4,905	346,097
Web.com Group, Inc.	*	2,467	52,004
WebMD Health Corp.	*	2,106	83,903
Wix.com Ltd. (Israel)	*	2,051	35,728
XO Group, Inc.	*	2,304	32,556
Xoom Corp.	*	1,599	39,783
Yahoo!, Inc.	*	37,137	1,073,631
Yelp, Inc.	*†	2,689	58,244
Zillow Group, Inc., Class A	*†	2,649	76,106
Zillow Group, Inc., Class C	*†	5,298	143,046

			29,308,733

IT Services—3.6%
Accenture plc, Class A (Ireland)		24,894	2,446,084
Acxiom Corp.	*	3,451	68,192
Alliance Data Systems Corp.	*	2,365	612,488
Amdocs Ltd.		6,782	385,760
Automatic Data Processing, Inc.		18,580	1,493,089
Blackhawk Network Holdings, Inc.	*	1,698	71,978
Booz Allen Hamilton Holding Corp.		2,798	73,336
Broadridge Financial Solutions, Inc.		5,748	318,152
CACI International, Inc., Class A	*	1,198	88,616
Cardtronics, Inc.	*	3,545	115,921
Ciber, Inc.	*	2,444	7,772
Cognizant Technology Solutions Corp., Class A	*	23,855	1,493,562
Computer Sciences Corp.		5,963	366,009
Convergys Corp.		5,933	137,112
CoreLogic, Inc.	*	3,159	117,610
CSG Systems International, Inc.		2,153	66,312
DST Systems, Inc.		1,853	194,824
EPAM Systems, Inc.	*	1,370	102,092
Euronet Worldwide, Inc.	*	1,761	130,472
EVERTEC, Inc. (Puerto Rico)		1,742	31,478
ExlService Holdings, Inc.	*	691	25,519

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Information Services, Inc.		10,986	$736,941
Fiserv, Inc.	*	10,252	887,926
FleetCor Technologies, Inc.	*	3,496	481,120
Forrester Research, Inc.		963	30,277
Gartner, Inc.	*	3,107	260,771
Genpact Ltd.	*	6,727	158,824
Global Payments, Inc.		3,238	371,496
Hackett Group, Inc. (The)		1,140	15,675
Heartland Payment Systems, Inc.		2,876	181,217
International Business Machines Corp.		36,224	5,251,393
Jack Henry & Associates, Inc.		3,591	249,970
Leidos Holdings, Inc.		2,132	88,073
Lionbridge Technologies, Inc.	*	1,165	5,755
Luxoft Holding, Inc. (Switzerland)	*	391	24,746
ManTech International Corp., Class A		1,217	31,277
MasterCard, Inc., Class A		39,780	3,584,974
MAXIMUS, Inc.		3,502	208,579
ModusLink Global Solutions, Inc.	*†	1,007	2,880
MoneyGram International, Inc.	*	468	3,753
NeuStar, Inc., Class A	*†	3,140	85,439
Paychex, Inc.		12,658	602,901
PayPal Holdings, Inc.	*	49,126	1,524,871
Sabre Corp.		3,503	95,212
Science Applications International Corp.		1,218	48,976
ServiceSource International, Inc.	*	7,526	30,104
Sykes Enterprises, Inc.	*	1,423	36,286
Syntel, Inc.	*	3,108	140,823
TeleTech Holdings, Inc.		2,738	73,351
Teradata Corp.	*	5,364	155,341
Total System Services, Inc.		6,935	315,057
Unisys Corp.	*	1,371	16,315
Vantiv, Inc., Class A	*	4,812	216,155
VeriFone Systems, Inc.	*	4,239	117,547
Virtusa Corp.	*	711	36,481
Visa, Inc., Class A		78,025	5,435,222
Western Union Co. (The)		23,068	423,528
WEX, Inc.	*	1,750	151,970
Xerox Corp.		44,371	431,730

			30,859,334

Leisure Products—0.2%
Arctic Cat, Inc.		689	15,282
Brunswick Corp.		3,797	181,838
Callaway Golf Co.		2,881	24,057
Hasbro, Inc.		4,899	353,414
JAKKS Pacific, Inc.	*†	765	6,518
Mattel, Inc.		13,029	274,391
Polaris Industries, Inc.		2,406	288,407
Smith & Wesson Holding Corp.	*	1,367	23,061
Sturm Ruger & Co., Inc.	†	1,052	61,742
Vista Outdoor, Inc.	*	3,100	137,733

			1,366,443

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	22,053
Affymetrix, Inc.	*	2,525	21,564
Agilent Technologies, Inc.		13,260	455,216
Bio-Rad Laboratories, Inc., Class A	*	623	83,675
Bio-Techne Corp.		1,736	160,511
Bruker Corp.	*	4,987	81,936
Cambrex Corp.	*	1,258	49,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Charles River Laboratories International, Inc.	*	2,755	$174,998
Fluidigm Corp.	*	1,443	11,703
Illumina, Inc.	*	5,665	996,020
Luminex Corp.	*	1,070	18,094
Mettler-Toledo International, Inc.	*	1,030	293,282
NanoString Technologies, Inc.	*†	2,986	47,776
Pacific Biosciences of California, Inc.	*†	6,332	23,175
PAREXEL International Corp.	*	2,306	142,788
PerkinElmer, Inc.		5,266	242,025
QIAGEN NV (Netherlands)	*	8,728	225,182
Quintiles Transnational Holdings, Inc.	*	2,431	169,125
Sequenom, Inc.	*†	19,756	34,573
Thermo Fisher Scientific, Inc.		15,797	1,931,657
Waters Corp.	*	3,591	424,492

			5,609,762

Machinery—1.6%
Accuride Corp.	*	8,669	24,013
Actuant Corp., Class A		2,022	37,185
AGCO Corp.		3,068	143,061
Albany International Corp., Class A		1,437	41,113
Allison Transmission Holdings, Inc.		5,233	139,669
American Railcar Industries, Inc.	†	1,200	43,392
Astec Industries, Inc.		821	27,512
Barnes Group, Inc.		2,018	72,749
Blount International, Inc.	*	1,532	8,533
Briggs & Stratton Corp.		1,822	35,183
Caterpillar, Inc.		24,087	1,574,326
Chart Industries, Inc.	*	1,070	20,555
CIRCOR International, Inc.		711	28,525
CLARCOR, Inc.		2,354	112,239
Colfax Corp.	*	3,666	109,650
Crane Co.		2,467	114,987
Cummins, Inc.		7,207	782,536
Deere & Co.	†	13,917	1,029,858
Donaldson Co., Inc.		5,274	148,094
Dover Corp.		6,400	365,952
EnPro Industries, Inc.		981	38,426
ESCO Technologies, Inc.		1,222	43,870
ExOne Co. (The)	*†	1,154	7,743
Federal Signal Corp.		2,159	29,600
Flowserve Corp.		5,994	246,593
FreightCar America, Inc.		900	15,444
Graco, Inc.		2,883	193,247
Greenbrier Cos., Inc. (The)	†	661	21,225
Harsco Corp.		3,646	33,069
Hillenbrand, Inc.		1,576	40,992
Hurco Cos., Inc.		300	7,872
Hyster-Yale Materials Handling, Inc.		618	35,739
IDEX Corp.		3,304	235,575
Illinois Tool Works, Inc.		12,642	1,040,563
Ingersoll-Rand plc		11,284	572,889
ITT Corp.		3,588	119,947
John Bean Technologies Corp.		1,164	44,523
Joy Global, Inc.	†	4,237	63,258
Kadant, Inc.		721	28,126
Kennametal, Inc.		3,196	79,548
Lincoln Electric Holdings, Inc.		3,754	196,822
Lindsay Corp.	†	808	54,774
Manitowoc Co., Inc. (The)	†	5,044	75,660
Meritor, Inc.	*	2,791	29,668
Middleby Corp. (The)	*	2,952	310,521
Mueller Industries, Inc.		3,184	94,183

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mueller Water Products, Inc., Class A		3,000	$22,980
Navistar International Corp.	*†	2,436	30,986
Nordson Corp.		3,044	191,589
Oshkosh Corp.	†	2,868	104,194
PACCAR, Inc.		13,902	725,267
Parker-Hannifin Corp.		5,733	557,821
Pentair plc (United Kingdom)		7,818	399,031
Proto Labs, Inc.	*†	538	36,046
RBC Bearings, Inc.	*	737	44,021
Rexnord Corp.	*	1,467	24,910
Snap-on, Inc.		2,419	365,124
SPX Corp.		2,157	25,711
SPX FLOW, Inc.	*	2,157	74,266
Standex International Corp.		724	54,553
Stanley Black & Decker, Inc.		6,058	587,505
Tennant Co.		1,280	71,910
Terex Corp.		4,124	73,985
Timken Co. (The)		3,702	101,768
Titan International, Inc.		1,356	8,963
Toro Co. (The)		2,040	143,902
TriMas Corp.	*	3,917	64,043
Trinity Industries, Inc.		6,102	138,332
Valmont Industries, Inc.	†	1,162	110,262
Wabash National Corp.	*	6,441	68,210
WABCO Holdings, Inc.	*	2,354	246,770
Wabtec Corp.		3,474	305,886
Watts Water Technologies, Inc., Class A		1,225	64,704
Woodward, Inc.		2,448	99,634
Xylem, Inc.		7,149	234,845

			13,496,227

Marine—0.0%
Kirby Corp.	*	2,358	146,078
Matson, Inc.		1,466	56,426

			202,504

Media—3.2%
AMC Networks, Inc., Class A	*	2,261	165,437
Cable One, Inc.	*	183	76,754
Cablevision Systems Corp., Class A		9,044	293,659
Carmike Cinemas, Inc.	*	1,250	25,112
CBS Corp. (Non-Voting Shares), Class B		20,355	812,164
Charter Communications, Inc., Class A	*†	3,058	537,749
Cinemark Holdings, Inc.		4,469	145,198
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	17,825
Comcast Corp., Class A		86,319	4,909,825
Comcast Corp., Class A	†	13,743	786,649
Crown Media Holdings, Inc., Class A	*	5,899	31,560
Cumulus Media, Inc., Class A	*	2,174	1,530
Discovery Communications, Inc., Class A	*†	7,696	200,327
Discovery Communications, Inc., Class C	*	9,058	220,019
DISH Network Corp., Class A	*	9,231	538,537
DreamWorks Animation SKG, Inc., Class A	*†	3,056	53,327
Entercom Communications Corp., Class A	*	2,183	22,179
Entravision Communications Corp., Class A		2,852	18,937
Eros International plc	*†	805	21,888
EW Scripps Co. (The), Class A		3,222	56,933

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gannett Co., Inc.		4,308	$63,457
Global Eagle Entertainment, Inc.	*†	3,427	39,342
Harte-Hanks, Inc.		3,119	11,010
IMAX Corp. (Canada)	*	1,872	63,255
Interpublic Group of Cos., Inc. (The)		17,203	329,093
John Wiley & Sons, Inc., Class A		2,491	124,625
Journal Media Group, Inc.		1,061	7,957
Liberty Broadband Corp., Class A	*	889	45,730
Liberty Broadband Corp., Class C	*	2,329	119,175
Liberty Media Corp., Series A	*	4,239	151,417
Liberty Media Corp., Series C	*	7,112	245,080
Lions Gate Entertainment Corp.		5,038	185,398
Live Nation Entertainment, Inc.	*	5,485	131,859
Madison Square Garden Co. (The), Class A	*	2,261	163,109
MDC Partners, Inc., Class A		1,459	26,889
Media General, Inc.	*†	2,225	31,128
Meredith Corp.		2,083	88,694
Morningstar, Inc.		619	49,681
National CineMedia, Inc.		2,226	29,873
New Media Investment Group, Inc.		1,586	24,520
New York Times Co. (The), Class A		5,682	67,104
News Corp., Class A		17,563	221,645
Nexstar Broadcasting Group, Inc., Class A	†	902	42,710
Omnicom Group, Inc.		9,924	653,992
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	51,267
Rentrak Corp.	*†	466	25,197
Scholastic Corp.		1,845	71,881
Scripps Networks Interactive, Inc., Class A		3,612	177,674
Sinclair Broadcast Group, Inc., Class A	†	2,049	51,881
Sirius XM Holdings, Inc.	*	109,168	408,288
Starz, Class A	*	4,301	160,599
TEGNA, Inc.		8,617	192,935
Thomson Reuters Corp.		13,044	525,151
Time Warner Cable, Inc.		11,024	1,977,375
Time Warner, Inc.		33,306	2,289,788
Time, Inc.		4,387	83,572
Tribune Media Co., Class A	†	2,756	98,114
Twenty-First Century Fox, Inc., Class A		54,889	1,480,905
Twenty-First Century Fox, Inc., Class B		16,156	437,343
Viacom, Inc., Class B		14,998	647,164
Walt Disney Co. (The)		67,612	6,909,946
World Wrestling Entertainment, Inc., Class A		1,030	17,407

			27,458,839

Metals & Mining—0.4%
AK Steel Holding Corp.	*†	5,009	12,072
Alcoa, Inc.		49,609	479,223
Allegheny Technologies, Inc.		3,760	53,317
Carpenter Technology Corp.		1,882	56,027
Century Aluminum Co.	*†	865	3,979
Cliffs Natural Resources, Inc.	†	4,448	10,853
Coeur Mining, Inc.	*†	7,315	20,628
Commercial Metals Co.		4,080	55,284
Compass Minerals International, Inc.		1,915	150,079
Freeport-McMoRan, Inc.		40,638	393,782
Globe Specialty Metals, Inc.		2,174	26,371
Hecla Mining Co.	†	20,609	40,600

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kaiser Aluminum Corp.		1,591	$127,678
Materion Corp.		1,122	33,682
Newmont Mining Corp.		19,940	320,436
Nucor Corp.		12,379	464,831
Reliance Steel & Aluminum Co.		2,966	160,194
Royal Gold, Inc.		2,286	107,396
Schnitzer Steel Industries, Inc., Class A		693	9,383
Southern Copper Corp. (Peru)	†	6,259	167,241
Steel Dynamics, Inc.		8,080	138,814
Stillwater Mining Co.	*	3,727	38,500
SunCoke Energy, Inc.		1,473	11,460
Tahoe Resources, Inc.		5,318	41,161
TimkenSteel Corp.		1,851	18,732
United States Steel Corp.	†	5,607	58,425
Worthington Industries, Inc.		3,575	94,666

			3,094,814

Multiline Retail—0.6%
Big Lots, Inc.	†	1,874	89,802
Burlington Stores, Inc.	*	1,691	86,309
Dillard’s, Inc., Class A	†	1,535	134,144
Dollar General Corp.		12,040	872,178
Dollar Tree, Inc.	*	9,285	618,938
Fred’s, Inc., Class A		1,781	21,105
J.C. Penney Co., Inc.	*†	7,928	73,651
Kohl’s Corp.		7,696	356,402
Macy’s, Inc.		14,423	740,188
Nordstrom, Inc.		6,080	435,997
Sears Holdings Corp.	*†	2,729	61,675
Target Corp.		24,954	1,962,882
Tuesday Morning Corp.	*	1,816	9,824

			5,463,095

Multi-Utilities—1.1%
Alliant Energy Corp.		4,491	262,679
Ameren Corp.		9,861	416,825
Avista Corp.		1,759	58,487
Black Hills Corp.		2,041	84,375
CenterPoint Energy, Inc.		16,026	289,109
CMS Energy Corp.		11,539	407,558
Consolidated Edison, Inc.		11,897	795,314
Dominion Resources, Inc.		24,027	1,691,020
DTE Energy Co.		7,157	575,208
MDU Resources Group, Inc.		7,657	131,700
NiSource, Inc.		11,700	217,035
NorthWestern Corp.		1,449	78,000
PG&E Corp.		19,170	1,012,176
Public Service Enterprise Group, Inc.		20,287	855,300
SCANA Corp.		5,296	297,953
Sempra Energy		10,053	972,326
TECO Energy, Inc.		7,797	204,749
Vectren Corp.		3,706	155,689
WEC Energy Group, Inc.		12,633	659,695

			9,165,198

Oil, Gas & Consumable Fuels—5.2%
Abraxas Petroleum Corp.	*	7,391	9,460
Adams Resources & Energy, Inc.		1,006	41,246
Alon USA Energy, Inc.		1,438	25,985
Anadarko Petroleum Corp.		19,986	1,206,955
Antero Resources Corp.	*†	2,697	57,069
Apache Corp.		15,202	595,310
Approach Resources, Inc.	*†	6,809	12,733
Bill Barrett Corp.	*†	4,290	14,157
Bonanza Creek Energy, Inc.	*†	2,369	9,642

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cabot Oil & Gas Corp.		16,664	$364,275
California Resources Corp.	*†	15,611	40,589
Callon Petroleum Co.	*	4,584	33,417
Carrizo Oil & Gas, Inc.	*	1,800	54,972
Cheniere Energy, Inc.	*	8,974	433,444
Chesapeake Energy Corp.	†	20,459	149,964
Chevron Corp.		75,183	5,930,435
Cimarex Energy Co.		3,609	369,850
Clayton Williams Energy, Inc.	*†	550	21,346
Clean Energy Fuels Corp.	*†	6,729	30,280
Cobalt International Energy, Inc.	*	13,233	93,690
Columbia Pipeline Group, Inc.		11,700	213,993
Concho Resources, Inc.	*	4,556	447,855
ConocoPhillips		48,803	2,340,592
CONSOL Energy, Inc.	*	15,676	153,625
Contango Oil & Gas Co.	*	400	3,040
Continental Resources, Inc.	*	4,100	118,777
Delek US Holdings, Inc.		2,148	59,500
Denbury Resources, Inc.	†	16,015	39,077
Devon Energy Corp.		16,247	602,601
Diamondback Energy, Inc.	*	2,349	151,745
Energen Corp.		2,644	131,830
Energy XXI Ltd.	†	18,095	19,000
EOG Resources, Inc.		21,807	1,587,550
EQT Corp.		5,757	372,881
Erin Energy Corp.	*†	10,398	40,760
EXCO Resources, Inc.	*†	44,447	33,335
Exxon Mobil Corp.		167,201	12,431,394
GasLog Ltd. (Monaco)	†	1,355	13,035
Gastar Exploration, Inc.	*	11,611	13,353
Golar LNG Ltd. (Bermuda)		2,827	78,817
Green Plains, Inc.		1,442	28,061
Gulfport Energy Corp.	*	3,976	118,008
Halcon Resources Corp.	*†	54,493	28,881
Hess Corp.		10,596	530,436
HollyFrontier Corp.		7,651	373,675
Kinder Morgan, Inc.		71,088	1,967,716
Kosmos Energy Ltd.	*	4,050	22,599
Laredo Petroleum, Inc.	*†	4,696	44,283
Magnum Hunter Resources Corp.	*†	35,199	11,968
Marathon Oil Corp.		25,577	393,886
Marathon Petroleum Corp.		21,424	992,574
Matador Resources Co.	*	1,536	31,857
Memorial Resource Development Corp.	*	3,125	54,937
Murphy Oil Corp.		7,752	187,598
Newfield Exploration Co.	*	6,029	198,354
Noble Energy, Inc.		16,513	498,362
Nordic American Tankers Ltd. (Norway)	†	1,750	26,600
Northern Oil and Gas, Inc.	*†	6,464	28,571
Oasis Petroleum, Inc.	*†	5,799	50,335
Occidental Petroleum Corp.		30,779	2,036,031
ONEOK, Inc.		7,816	251,675
Panhandle Oil and Gas, Inc., Class A	*	4,145	66,983
Parsley Energy, Inc., Class A	*	2,069	31,180
PBF Energy, Inc., Class A		3,454	97,506
PDC Energy, Inc.	*	1,250	66,262
Peabody Energy Corp.	*†	10,624	14,661
Phillips 66		22,053	1,694,553
Pioneer Natural Resources Co.		5,805	706,120
QEP Resources, Inc.		7,412	92,872
Range Resources Corp.	†	6,231	200,140
RSP Permian, Inc.	*	1,558	31,549
Sanchez Energy Corp.	*†	5,494	33,788

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SandRidge Energy, Inc.	*†	26,990	$7,287
Scorpio Tankers, Inc. (Monaco)		12,382	113,543
SemGroup Corp., Class A		2,433	105,203
Ship Finance International Ltd. (Norway)	†	3,352	54,470
SM Energy Co.		2,262	72,474
Southwestern Energy Co.	*	14,266	181,036
Spectra Energy Corp.		26,156	687,118
Stone Energy Corp.	*	1,208	5,992
Targa Resources Corp.		1,879	96,806
Teekay Corp. (Bermuda)		1,691	50,121
Tesoro Corp.		5,939	577,508
TransAtlantic Petroleum Ltd.	*	3,715	9,436
Triangle Petroleum Corp.	*†	12,434	17,656
Ultra Petroleum Corp.	*†	7,839	50,091
Uranium Energy Corp. (Canada)	*†	27,356	27,356
Valero Energy Corp.		20,375	1,224,538
Western Refining, Inc.		2,500	110,300
Westmoreland Coal Co.	*†	1,163	16,387
Whiting Petroleum Corp.	*	7,154	109,242
Williams Cos., Inc. (The)		29,929	1,102,884
World Fuel Services Corp.		2,641	94,548
WPX Energy, Inc.	*	8,069	53,417

			44,027,013

Paper & Forest Products—0.1%
Boise Cascade Co.	*	1,240	31,273
Clearwater Paper Corp.	*	924	43,650
Deltic Timber Corp.		724	43,302
Domtar Corp. (Canada)		2,776	99,242
International Paper Co.		17,689	668,467
KapStone Paper and Packaging Corp.		5,716	94,371
Louisiana-Pacific Corp.	*	4,396	62,599
Neenah Paper, Inc.		652	37,999
P.H. Glatfelter Co.		1,740	29,963
Schweitzer-Mauduit International, Inc.		1,448	49,782
Wausau Paper Corp.		1,903	12,179

			1,172,827

Personal Products—0.2%
Avon Products, Inc.	†	14,351	46,641
Coty, Inc., Class A		2,860	77,391
Edgewell Personal Care Co.		2,126	173,482
Elizabeth Arden, Inc.	*†	1,017	11,889
Estee Lauder Cos., Inc. (The), Class A		8,993	725,555
Herbalife Ltd.	*†	3,985	217,182
Medifast, Inc.	*	734	19,715
Natural Health Trends Corp.	†	1,040	33,987
Nu Skin Enterprises, Inc., Class A	†	2,249	92,839
USANA Health Sciences, Inc.	*	593	79,480

			1,478,161

Pharmaceuticals—5.1%
AbbVie, Inc.		67,445	3,669,682
Aerie Pharmaceuticals, Inc.	*†	2,445	43,374
Akorn, Inc.	*	2,604	74,227
Alimera Sciences, Inc.	*†	6,205	13,713
Allergan plc	*	15,564	4,230,451
ANI Pharmaceuticals, Inc.	*†	726	28,684
Aratana Therapeutics, Inc.	*	3,394	28,713
Assembly Biosciences, Inc.	*	2,765	26,433
BioDelivery Sciences International, Inc.	*†	3,488	19,393
Bristol-Myers Squibb Co.		65,903	3,901,458

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Catalent, Inc.	*	2,241	$54,456
Cempra, Inc.	*	1,297	36,109
Depomed, Inc.	*	3,130	59,001
Eli Lilly & Co.		38,598	3,230,267
Endo International plc (Ireland)	*	7,972	552,300
IGI Laboratories, Inc.	*†	7,413	48,481
Impax Laboratories, Inc.	*	3,833	134,960
Intra-Cellular Therapies, Inc.	*†	1,438	57,578
Jazz Pharmaceuticals plc (Ireland)	*	2,302	305,729
Johnson & Johnson		110,874	10,350,088
Lannett Co., Inc.	*†	723	30,019
Mallinckrodt plc	*	4,584	293,101
Medicines Co. (The)	*	2,018	76,603
Merck & Co., Inc.		112,198	5,541,459
Mylan NV	*	16,275	655,232
Nektar Therapeutics	*†	10,488	114,948
Pacira Pharmaceuticals, Inc.	*	2,084	85,652
Pernix Therapeutics Holdings, Inc.	*†	4,696	14,839
Perrigo Co. plc (Ireland)		5,647	888,104
Pfizer, Inc.		244,445	7,678,017
POZEN, Inc.	*†	1,014	5,917
Prestige Brands Holdings, Inc.	*	1,723	77,811
Relypsa, Inc.	*	1,369	25,340
Revance Therapeutics, Inc.	*†	1,376	40,950
SciClone Pharmaceuticals, Inc.	*	1,700	11,798
Tetraphase Pharmaceuticals, Inc.	*†	1,989	14,838
TherapeuticsMD, Inc.	*†	8,137	47,683
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	10,122
Theravance, Inc.	†	3,224	23,148
VIVUS, Inc.	*†	1,630	2,673
XenoPort, Inc.	*	1,939	6,728
Zoetis, Inc.		19,148	788,515
ZS Pharma, Inc.	*†	876	57,518

			43,356,112

Professional Services—0.4%
Acacia Research Corp.		2,593	23,544
Advisory Board Co. (The)	*	1,900	86,526
Barrett Business Services, Inc.		1,310	56,238
CDI Corp.		1,131	9,670
CEB, Inc.		1,507	102,988
CRA International, Inc.	*	986	21,278
Dun & Bradstreet Corp. (The)		1,546	162,330
Equifax, Inc.		4,628	449,749
Exponent, Inc.		597	26,602
FTI Consulting, Inc.	*	1,735	72,020
Heidrick & Struggles International, Inc.		865	16,824
Huron Consulting Group, Inc.	*	988	61,780
IHS, Inc., Class A	*	2,723	315,868
Insperity, Inc.		1,143	50,212
Kelly Services, Inc., Class A		1,173	16,586
Kforce, Inc.		297	7,805
Korn/Ferry International		1,624	53,706
ManpowerGroup, Inc.		3,593	294,231
Navigant Consulting, Inc.	*	2,313	36,800
Nielsen Holdings plc		13,962	620,890
On Assignment, Inc.	*	1,243	45,867
Resources Connection, Inc.		2,060	31,044
Robert Half International, Inc.		5,264	269,306
RPX Corp.	*	1,894	25,986
Towers Watson & Co., Class A		2,923	343,102
TriNet Group, Inc.	*	1,517	25,486
TrueBlue, Inc.	*	2,485	55,838

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Verisk Analytics, Inc.	*	6,509	$481,080
WageWorks, Inc.	*	834	37,597

			3,800,953

Real Estate Investment Trusts (REITs)—4.0%
Acadia Realty Trust REIT		1,368	41,136
Agree Realty Corp. REIT		814	24,298
Alexander’s, Inc. REIT		78	29,172
Alexandria Real Estate Equities, Inc. REIT		3,569	302,187
Altisource Residential Corp. REIT (Virgin Islands, U.S.)	†	1,595	22,202
American Assets Trust, Inc. REIT		791	32,320
American Campus Communities, Inc. REIT		5,228	189,463
American Capital Agency Corp. REIT		16,586	310,158
American Capital Mortgage Investment Corp. REIT		1,863	27,461
American Homes 4 Rent, Class A REIT		4,795	77,104
American Tower Corp. REIT		16,999	1,495,572
Annaly Capital Management, Inc. REIT		40,388	398,630
Anworth Mortgage Asset Corp. REIT		12,920	63,825
Apartment Investment & Management Co., Class A REIT		5,659	209,496
Apollo Commercial Real Estate Finance, Inc. REIT		1,594	25,042
Apollo Residential Mortgage, Inc. REIT		5,132	64,971
Apple Hospitality REIT, Inc. REIT	†	5,769	107,130
Ares Commercial Real Estate Corp. REIT		2,901	34,783
Armada Hoffler Properties, Inc. REIT		2,694	26,320
ARMOUR Residential REIT, Inc. REIT		1,948	39,038
Ashford Hospitality Prime, Inc. REIT		1,011	14,184
Ashford Hospitality Trust, Inc. REIT		4,200	25,620
AvalonBay Communities, Inc. REIT		5,348	934,937
BioMed Realty Trust, Inc. REIT		6,210	124,076
Boston Properties, Inc. REIT		5,931	702,230
Brandywine Realty Trust REIT		6,105	75,214
Brixmor Property Group, Inc. REIT		6,070	142,524
Camden Property Trust REIT		4,149	306,611
Campus Crest Communities, Inc. REIT		8,251	43,895
Capstead Mortgage Corp. REIT		2,400	23,736
Care Capital Properties, Inc. REIT		3,119	102,709
CareTrust REIT, Inc. REIT		2,939	33,358
CatchMark Timber Trust, Inc., Class A REIT		3,104	31,909
CBL & Associates Properties, Inc. REIT		7,509	103,249
Cedar Realty Trust, Inc. REIT		10,942	67,950
Chambers Street Properties REIT		6,657	43,204
Chatham Lodging Trust REIT		3,723	79,970
Chesapeake Lodging Trust REIT		1,373	35,780
Chimera Investment Corp. REIT		10,387	138,874
Colony Capital, Inc., Class A REIT		6,320	123,619
Columbia Property Trust, Inc. REIT		4,869	112,961
Communications Sales & Leasing, Inc. REIT	†	4,200	75,180
CoreSite Realty Corp. REIT		523	26,903

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Corporate Office Properties Trust REIT		3,067	$64,499
Corrections Corp. of America REIT		5,829	172,189
Cousins Properties, Inc. REIT		5,850	53,937
Crown Castle International Corp. REIT		13,616	1,073,894
CubeSmart REIT		8,821	240,019
CyrusOne, Inc. REIT		1,283	41,903
CYS Investments, Inc. REIT		8,017	58,203
DCT Industrial Trust, Inc. REIT		2,947	99,196
DDR Corp. REIT		10,035	154,338
DiamondRock Hospitality Co. REIT		7,285	80,499
Digital Realty Trust, Inc. REIT		5,165	337,378
Douglas Emmett, Inc. REIT		5,136	147,506
Duke Realty Corp. REIT		14,966	285,102
DuPont Fabros Technology, Inc. REIT		4,666	120,756
EastGroup Properties, Inc. REIT		1,538	83,329
Education Realty Trust, Inc. REIT		1,291	42,538
Empire State Realty Trust, Inc., Class A REIT		1,901	32,374
EPR Properties REIT		2,733	140,941
Equinix, Inc. REIT		2,242	612,963
Equity Commonwealth REIT	*	3,755	102,286
Equity LifeStyle Properties, Inc. REIT		3,131	183,383
Equity One, Inc. REIT		2,619	63,746
Equity Residential REIT		14,835	1,114,405
Essex Property Trust, Inc. REIT		2,581	576,647
Extra Space Storage, Inc. REIT		4,201	324,149
Federal Realty Investment Trust REIT		2,620	357,499
FelCor Lodging Trust, Inc. REIT		11,241	79,474
First Industrial Realty Trust, Inc. REIT		6,729	140,973
First Potomac Realty Trust REIT		1,628	17,908
Franklin Street Properties Corp. REIT		2,200	23,650
Gaming and Leisure Properties, Inc. REIT		3,091	91,803
General Growth Properties, Inc. REIT		23,100	599,907
GEO Group, Inc. (The) REIT		2,829	84,134
Getty Realty Corp. REIT		1,747	27,603
Gladstone Commercial Corp. REIT		1,994	28,135
Government Properties Income Trust REIT	†	3,576	57,216
Gramercy Property Trust, Inc. REIT		2,708	56,245
Hatteras Financial Corp. REIT		3,559	53,919
HCP, Inc. REIT		17,728	660,368
Healthcare Realty Trust, Inc. REIT		3,032	75,345
Healthcare Trust of America, Inc., Class A REIT		4,623	113,310
Hersha Hospitality Trust REIT		1,757	39,814
Highwoods Properties, Inc. REIT		3,408	132,060
Home Properties, Inc. REIT		2,217	165,721
Hospitality Properties Trust REIT		5,604	143,350
Host Hotels & Resorts, Inc. REIT		29,698	469,525
Hudson Pacific Properties, Inc. REIT		3,669	105,630
Independence Realty Trust, Inc. REIT	†	2,212	15,948
Inland Real Estate Corp. REIT	†	11,610	94,041
Invesco Mortgage Capital, Inc. REIT		5,009	61,310
Investors Real Estate Trust REIT	†	2,989	23,135
Iron Mountain, Inc. REIT		8,571	265,872
iStar, Inc. REIT	*	7,235	91,016
Kilroy Realty Corp. REIT		3,732	243,177
Kimco Realty Corp. REIT		15,341	374,781

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kite Realty Group Trust REIT		1,879	$44,739
Ladder Capital Corp. REIT		1,681	24,072
Lamar Advertising Co., Class A REIT		3,479	181,534
LaSalle Hotel Properties REIT		6,253	177,523
Liberty Property Trust REIT		5,315	167,476
LTC Properties, Inc. REIT		2,385	101,768
Macerich Co. (The) REIT		6,030	463,225
Mack-Cali Realty Corp. REIT		2,488	46,973
Medical Properties Trust, Inc. REIT		9,571	105,855
MFA Financial, Inc. REIT		14,467	98,520
Mid-America Apartment Communities, Inc. REIT		2,884	236,113
Monmouth Real Estate Investment Corp. REIT	†	3,275	31,931
Monogram Residential Trust, Inc. REIT	†	4,894	45,563
National Health Investors, Inc. REIT		979	56,283
National Retail Properties, Inc. REIT		4,264	154,655
National Storage Affiliates Trust REIT		3,630	49,186
New Residential Investment Corp. REIT		7,637	100,045
New York Mortgage Trust, Inc. REIT	†	8,120	44,579
New York REIT, Inc. REIT		3,795	38,178
NexPoint Residential Trust, Inc. REIT	†	3,176	42,431
NorthStar Realty Finance Corp. REIT		11,770	145,359
Omega Healthcare Investors, Inc. REIT		6,033	212,060
Outfront Media, Inc. REIT		5,065	105,352
Paramount Group, Inc. REIT		4,781	80,321
Parkway Properties, Inc. REIT		5,570	86,669
Pebblebrook Hotel Trust REIT		4,175	148,004
Pennsylvania Real Estate Investment Trust REIT	†	1,510	29,943
PennyMac Mortgage Investment Trust REIT		5,770	89,262
Physicians Realty Trust REIT		5,898	89,001
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	99,522
Plum Creek Timber Co., Inc. REIT		6,990	276,175
Post Properties, Inc. REIT		2,078	121,127
Preferred Apartment Communities, Inc., Class A REIT		4,568	49,700
Prologis, Inc. REIT		20,929	814,138
PS Business Parks, Inc. REIT		599	47,549
Public Storage REIT		5,836	1,235,073
QTS Realty Trust, Inc., Class A REIT		1,447	63,219
RAIT Financial Trust REIT		7,882	39,095
Ramco-Gershenson Properties Trust REIT		1,275	19,138
Rayonier, Inc. REIT	†	5,004	110,438
Realty Income Corp. REIT	†	8,609	407,980
Redwood Trust, Inc. REIT		2,801	38,766
Regency Centers Corp. REIT		3,446	214,169
Resource Capital Corp. REIT	†	1,851	20,676
Retail Opportunity Investments Corp. REIT		7,505	124,133
Retail Properties of America, Inc., Class A REIT		8,943	126,007
Rexford Industrial Realty, Inc. REIT	*	16,266	224,308
RLJ Lodging Trust REIT		4,345	109,798
Rouse Properties, Inc. REIT	†	579	9,021

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ryman Hospitality Properties, Inc. REIT		2,005	$98,706
Sabra Health Care REIT, Inc. REIT		1,749	40,542
Saul Centers, Inc. REIT	†	987	51,077
Select Income REIT REIT		1,356	25,778
Senior Housing Properties Trust REIT		7,433	120,415
Silver Bay Realty Trust Corp. REIT		489	7,829
Simon Property Group, Inc. REIT		12,569	2,309,177
SL Green Realty Corp. REIT		3,603	389,700
Sovran Self Storage, Inc. REIT		1,269	119,667
Spirit Realty Capital, Inc. REIT		14,667	134,056
STAG Industrial, Inc. REIT		1,440	26,222
Starwood Property Trust, Inc. REIT		8,338	171,096
Starwood Waypoint Residential Trust REIT	†	1,667	39,725
Summit Hotel Properties, Inc. REIT		3,330	38,861
Sun Communities, Inc. REIT		1,743	118,106
Sunstone Hotel Investors, Inc. REIT		7,992	105,734
Tanger Factory Outlet Centers, Inc. REIT		3,251	107,185
Taubman Centers, Inc. REIT		2,083	143,894
Terreno Realty Corp. REIT		4,464	87,673
Two Harbors Investment Corp. REIT		12,786	112,773
UDR, Inc. REIT		12,278	423,345
UMH Properties, Inc. REIT		4,155	38,641
Universal Health Realty Income Trust REIT		1,333	62,571
Urban Edge Properties REIT		3,631	78,393
Ventas, Inc. REIT		12,963	726,706
VEREIT, Inc. REIT		36,108	278,754
Vornado Realty Trust REIT		7,561	683,666
Washington Real Estate Investment Trust REIT	†	2,898	72,247
Weingarten Realty Investors REIT		4,755	157,438
Welltower, Inc. REIT		13,736	930,202
Western Asset Mortgage Capital Corp. REIT	†	2,019	25,460
Weyerhaeuser Co. REIT		20,560	562,110
Whitestone REIT REIT		2,786	32,123
WP Carey, Inc. REIT		3,881	224,361
WP GLIMCHER, Inc. REIT		7,678	89,525
Xenia Hotels & Resorts, Inc. REIT	†	3,347	58,439

			33,826,899

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	50,328
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	1,317
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	8,558
CBRE Group, Inc., Class A	*	10,844	347,008
Forest City Enterprises, Inc., Class A	*	9,240	186,001
Forestar Group, Inc.	*†	1,502	19,751
Howard Hughes Corp. (The)	*	1,716	196,894
Jones Lang LaSalle, Inc.		1,597	229,601
Kennedy-Wilson Holdings, Inc.		2,891	64,093
Realogy Holdings Corp.	*	5,690	214,115
St. Joe Co. (The)	*†	3,582	68,524
Tejon Ranch Co.	*	858	18,713

			1,404,903

Road & Rail—0.9%
AMERCO		434	170,766
ArcBest Corp.		903	23,270
Avis Budget Group, Inc.	*	4,424	193,240

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Con-way, Inc.		2,160	$102,492
CSX Corp.		39,531	1,063,384
Genesee & Wyoming, Inc., Class A	*	2,019	119,283
Heartland Express, Inc.		4,220	84,147
Hertz Global Holdings, Inc.	*	16,933	283,289
J.B. Hunt Transport Services, Inc.		3,333	237,976
Kansas City Southern		4,402	400,054
Knight Transportation, Inc.		3,879	93,096
Landstar System, Inc.		2,256	143,188
Norfolk Southern Corp.		11,947	912,751
Old Dominion Freight Line, Inc.	*	3,421	208,681
Ryder System, Inc.		2,947	218,196
Saia, Inc.	*	2,493	77,158
Swift Transportation Co.	*	5,786	86,906
Union Pacific Corp.		34,623	3,061,019
Werner Enterprises, Inc.		2,915	73,167
YRC Worldwide, Inc.	*	1,193	15,819

			7,567,882

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	1,428	37,556
Advanced Micro Devices, Inc.	*†	21,447	36,889
Alpha & Omega Semiconductor Ltd.	*	8,591	66,924
Altera Corp.		11,937	597,805
Ambarella, Inc.	*†	1,314	75,936
Amkor Technology, Inc.	*	7,211	32,377
Analog Devices, Inc.		11,925	672,689
Applied Materials, Inc.		48,785	716,652
Applied Micro Circuits Corp.	*†	3,186	16,918
Atmel Corp.		18,733	151,175
Avago Technologies Ltd. (Singapore)		10,031	1,253,975
Axcelis Technologies, Inc.	*	4,095	10,934
Broadcom Corp., Class A		21,893	1,125,957
Brooks Automation, Inc.		3,103	36,336
Cabot Microelectronics Corp.	*	1,049	40,638
Cavium, Inc.	*	1,864	114,394
CEVA, Inc.	*	692	12,851
Cirrus Logic, Inc.	*	2,946	92,829
Cohu, Inc.		859	8,470
Cree, Inc.	*†	5,646	136,803
Cypress Semiconductor Corp.	*	11,567	98,551
Diodes, Inc.	*	2,400	51,288
DSP Group, Inc.	*	1,194	10,877
Entegris, Inc.	*	5,738	75,684
Exar Corp.	*	1,758	10,460
Fairchild Semiconductor International, Inc.	*	4,903	68,838
First Solar, Inc.	*	2,540	108,585
FormFactor, Inc.	*	1,417	9,607
Freescale Semiconductor Ltd.	*	3,809	139,333
Inphi Corp.	*	1,850	44,474
Integrated Device Technology, Inc.	*	8,168	165,810
Integrated Silicon Solution, Inc.		1,269	27,271
Intel Corp.		189,164	5,701,403
Intersil Corp., Class A		5,757	67,357
IXYS Corp.		1,329	14,832
KLA-Tencor Corp.		6,325	316,250
Kopin Corp.	*	2,431	7,633
Lam Research Corp.		6,125	400,146
Lattice Semiconductor Corp.	*	4,395	16,921
Linear Technology Corp.		8,735	352,457
Marvell Technology Group Ltd. (Bermuda)		18,500	167,425
Maxim Integrated Products, Inc.		10,774	359,852
MaxLinear, Inc., Class A	*	2,714	33,762

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Microchip Technology, Inc.	†	7,528	$324,382
Micron Technology, Inc.	*	43,505	651,705
Microsemi Corp.	*	3,246	106,534
MKS Instruments, Inc.		2,455	82,316
Monolithic Power Systems, Inc.		1,256	64,307
NVE Corp.		348	16,892
NVIDIA Corp.		20,184	497,536
OmniVision Technologies, Inc.	*	2,354	61,816
ON Semiconductor Corp.	*	23,913	224,782
PDF Solutions, Inc.	*	974	9,740
Pericom Semiconductor Corp.		1,023	18,670
Photronics, Inc.	*	1,388	12,575
PMC-Sierra, Inc.	*	7,045	47,695
Power Integrations, Inc.		1,952	82,316
Qorvo, Inc.	*	5,644	254,262
Rambus, Inc.	*	4,071	48,038
Rudolph Technologies, Inc.	*	1,247	15,525
Semtech Corp.	*	2,970	44,847
Silicon Laboratories, Inc.	*	2,124	88,231
Skyworks Solutions, Inc.		7,339	618,017
SunEdison, Inc.	*†	11,936	85,701
SunPower Corp.	*†	1,759	35,250
Synaptics, Inc.	*	1,586	130,782
Teradyne, Inc.		7,938	142,963
Tessera Technologies, Inc.		1,560	50,560
Texas Instruments, Inc.		42,217	2,090,586
Ultra Clean Holdings, Inc.	*	4,664	26,771
Ultratech, Inc.	*	971	15,555
Veeco Instruments, Inc.	*	1,294	26,540
Xcerra Corp.	*	1,358	8,528
Xilinx, Inc.		9,816	416,198

			19,786,544

Software—4.1%
ACI Worldwide, Inc.	*	4,959	104,734
Activision Blizzard, Inc.		19,142	591,296
Adobe Systems, Inc.	*	19,558	1,608,059
American Software, Inc., Class A		1,950	18,369
ANSYS, Inc.	*	3,449	303,995
Aspen Technology, Inc.	*	3,661	138,789
Autodesk, Inc.	*	9,258	408,648
AVG Technologies NV (Netherlands)	*	1,094	23,794
Blackbaud, Inc.		2,650	148,718
Bottomline Technologies de, Inc.	*	1,479	36,990
BroadSoft, Inc.	*	1,277	38,259
CA, Inc.		11,593	316,489
Cadence Design Systems, Inc.	*	10,745	222,207
Callidus Software, Inc.	*	1,710	29,053
CDK Global, Inc.		6,017	287,492
Citrix Systems, Inc.	*	7,179	497,361
CommVault Systems, Inc.	*	1,510	51,280
Ebix, Inc.	†	2,802	69,938
Electronic Arts, Inc.	*	12,438	842,675
Ellie Mae, Inc.	*	793	52,790
Epiq Systems, Inc.		1,087	14,044
FactSet Research Systems, Inc.		1,490	238,117
Fair Isaac Corp.		1,781	150,494
FireEye, Inc.	*†	5,013	159,514
Fleetmatics Group plc (Ireland)	*	995	48,845
Fortinet, Inc.	*	5,654	240,182
Gigamon, Inc.	*	2,114	42,301
Glu Mobile, Inc.	*†	10,871	47,506
Guidewire Software, Inc.	*	3,146	165,417
HubSpot, Inc.	*	556	25,782
Imperva, Inc.	*	1,888	123,626

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Infoblox, Inc.	*	1,770	$28,285
Interactive Intelligence Group, Inc.	*	950	28,225
Intuit, Inc.		11,315	1,004,206
King Digital Entertainment plc (Ireland)		3,283	44,452
Manhattan Associates, Inc.	*	4,025	250,758
Mentor Graphics Corp.		2,745	67,609
Microsoft Corp.		322,786	14,286,508
MicroStrategy, Inc., Class A	*	513	100,789
MobileIron, Inc.	*†	7,330	22,723
Monotype Imaging Holdings, Inc.		1,419	30,963
NetSuite, Inc.	*†	1,276	107,056
Nuance Communications, Inc.	*	9,517	155,793
Oracle Corp.		126,105	4,554,913
Paycom Software, Inc.	*	1,251	44,923
Pegasystems, Inc.		4,282	105,380
Progress Software Corp.	*	1,983	51,221
Proofpoint, Inc.	*	1,126	67,920
PTC, Inc.	*	4,423	140,386
Qlik Technologies, Inc.	*	5,245	191,180
Qualys, Inc.	*	1,070	30,452
RealPage, Inc.	*	1,770	29,417
Red Hat, Inc.	*	7,251	521,202
RingCentral, Inc., Class A	*	1,418	25,737
Rovi Corp.	*	3,917	41,089
salesforce.com, Inc.	*	25,786	1,790,322
SeaChange International, Inc.	*	958	6,035
ServiceNow, Inc.	*	5,728	397,810
Silver Spring Networks, Inc.	*†	2,969	38,241
SolarWinds, Inc.	*	1,876	73,614
Solera Holdings, Inc.		3,377	182,358
Splunk, Inc.	*	4,640	256,824
SS&C Technologies Holdings, Inc.		3,677	257,537
Symantec Corp.		26,135	508,848
Synchronoss Technologies, Inc.	*	807	26,470
Synopsys, Inc.	*	6,501	300,216
Tableau Software, Inc., Class A	*	1,766	140,891
Take-Two Interactive Software, Inc.	*	2,643	75,933
TiVo, Inc.	*	2,696	23,347
Tyler Technologies, Inc.	*	1,886	281,599
Ultimate Software Group, Inc. (The)	*	1,242	222,330
VASCO Data Security International, Inc.	*†	3,804	64,820
Verint Systems, Inc.	*	3,366	145,243
VirnetX Holding Corp.	*†	2,400	8,544
VMware, Inc., Class A	*	3,264	257,171
Workday, Inc., Class A	*	3,891	267,934
Zendesk, Inc.	*†	1,894	37,331
Zix Corp.	*	1,015	4,273
Zynga, Inc., Class A	*	26,117	59,547

			34,405,189

Specialty Retail—2.7%
Aaron’s, Inc.		2,908	105,008
Abercrombie & Fitch Co., Class A	†	3,072	65,096
Advance Auto Parts, Inc.		3,235	613,129
American Eagle Outfitters, Inc.	†	12,752	199,314
America’s Car-Mart, Inc.	*	354	11,714
Asbury Automotive Group, Inc.	*	1,342	108,903
Ascena Retail Group, Inc.	*	7,052	98,093
AutoNation, Inc.	*	2,555	148,650
AutoZone, Inc.	*	1,308	946,770
Barnes & Noble Education, Inc.	*	523	6,647
Barnes & Noble, Inc.		828	10,027
bebe stores, Inc.	†	790	743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bed Bath & Beyond, Inc.	*	7,504	$427,878
Best Buy Co., Inc.		11,238	417,155
Big 5 Sporting Goods Corp.		1,071	11,117
Buckle, Inc. (The)	†	1,236	45,695
Cabela’s, Inc.	*†	1,696	77,338
Caleres, Inc.		1,791	54,679
CarMax, Inc.	*	8,677	514,720
Cato Corp. (The), Class A		1,761	59,927
Chico’s FAS, Inc.		7,236	113,822
Children’s Place, Inc. (The)		1,144	65,974
Conn’s, Inc.	*†	871	20,939
CST Brands, Inc.		2,444	82,265
Destination XL Group, Inc.	*	1,930	11,213
Dick’s Sporting Goods, Inc.		3,116	154,585
DSW, Inc., Class A		2,162	54,720
Express, Inc.	*	6,015	107,488
Finish Line, Inc. (The), Class A		1,917	36,998
Five Below, Inc.	*†	2,091	70,216
Foot Locker, Inc.		5,840	420,305
GameStop Corp., Class A	†	4,171	171,887
Gap, Inc. (The)		11,079	315,751
Genesco, Inc.	*	921	52,561
GNC Holdings, Inc., Class A		3,393	137,145
Group 1 Automotive, Inc.		1,068	90,940
Guess?, Inc.		1,639	35,009
Haverty Furniture Cos., Inc.		1,111	26,086
Hibbett Sports, Inc.	*	1,396	48,874
Home Depot, Inc. (The)		51,526	5,950,738
Kirkland’s, Inc.		833	17,943
L Brands, Inc.		9,309	839,020
Lithia Motors, Inc., Class A		862	93,191
Lowe’s Cos., Inc.		38,080	2,624,474
Lumber Liquidators Holdings, Inc.	*†	769	10,105
MarineMax, Inc.	*	800	11,304
Mattress Firm Holding Corp.	*†	423	17,664
Men’s Wearhouse, Inc. (The)		2,437	103,621
Michaels Cos., Inc. (The)	*	1,338	30,908
Monro Muffler Brake, Inc.		1,487	100,447
Murphy USA, Inc.	*	1,451	79,732
Office Depot, Inc.	*	21,441	137,651
O’Reilly Automotive, Inc.	*	4,131	1,032,750
Outerwall, Inc.	†	1,075	61,200
Penske Automotive Group, Inc.		1,654	80,120
Pep Boys-Manny, Moe & Jack (The)	*	2,200	26,818
Pier 1 Imports, Inc.	†	3,712	25,613
Rent-A-Center, Inc.		1,769	42,898
Restoration Hardware Holdings, Inc.	*	1,193	111,319
Ross Stores, Inc.		16,624	805,765
Sally Beauty Holdings, Inc.	*	9,008	213,940
Select Comfort Corp.	*	2,104	46,035
Signet Jewelers Ltd. (Bermuda)		3,344	455,219
Sonic Automotive, Inc., Class A		1,649	33,673
Stage Stores, Inc.	†	2,236	22,002
Staples, Inc.		22,960	269,321
Stein Mart, Inc.		1,261	12,206
Systemax, Inc.	*	1,358	10,171
Tiffany & Co.		4,374	337,760
TJX Cos., Inc. (The)		27,266	1,947,338
Tractor Supply Co.		5,080	428,346
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	397,594
Urban Outfitters, Inc.	*	5,012	147,253
Vitamin Shoppe, Inc.	*	2,795	91,229
West Marine, Inc.	*	803	7,050

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Williams-Sonoma, Inc.		3,877	$296,009

			22,857,808

Technology Hardware, Storage & Peripherals—3.7%
3D Systems Corp.	*†	4,215	48,683
Apple, Inc.		229,968	25,365,470
Cray, Inc.	*	714	14,144
Diebold, Inc.		3,079	91,662
Electronics For Imaging, Inc.	*	2,638	114,173
EMC Corp.		79,499	1,920,696
Hewlett-Packard Co.		74,164	1,899,340
Lexmark International, Inc., Class A		1,492	43,238
NCR Corp.	*	6,904	157,066
NetApp, Inc.		11,382	336,907
Nimble Storage, Inc.	*†	1,012	24,409
QLogic Corp.	*	3,731	38,243
Quantum Corp.	*	6,681	4,659
SanDisk Corp.		8,969	487,286
Silicon Graphics International Corp.	*†	1,843	7,243
Stratasys Ltd.	*†	1,886	49,960
Super Micro Computer, Inc.	*	964	26,279
Violin Memory, Inc.	*†	9,447	13,037
Western Digital Corp.		8,737	694,067

			31,336,562

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.		1,981	179,558
Coach, Inc.		10,479	303,158
Columbia Sportswear Co.		1,304	76,662
Crocs, Inc.	*	3,600	46,530
Culp, Inc.		888	28,478
Deckers Outdoor Corp.	*	1,935	112,346
Fossil Group, Inc.	*†	1,614	90,190
G-III Apparel Group Ltd.	*	1,111	68,504
Hanesbrands, Inc.		16,396	474,500
Iconix Brand Group, Inc.	*	2,737	37,004
Kate Spade & Co.	*	4,930	94,212
lululemon athletica, Inc. (Canada)	*†	3,773	191,103
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	337,709
Movado Group, Inc.		1,678	43,343
NIKE, Inc., Class B		27,296	3,356,589
Oxford Industries, Inc.		936	69,152
PVH Corp.		2,844	289,917
Ralph Lauren Corp.		2,261	267,160
Sequential Brands Group, Inc.	*†	3,524	50,992
Skechers U.S.A., Inc., Class A	*	1,935	259,445
Steven Madden Ltd.	*	2,533	92,759
Tumi Holdings, Inc.	*	1,971	34,729
Under Armour, Inc., Class A	*	7,748	749,851
Unifi, Inc.	*	876	26,114
V.F. Corp.		13,034	889,049
Wolverine World Wide, Inc.		5,178	112,052

			8,281,106

Thrifts & Mortgage Finance—0.2%
Anchor BanCorp Wisconsin, Inc.	*	617	26,278
Astoria Financial Corp.	*†	5,709	91,915
Bank Mutual Corp.		3,756	28,846
Beneficial Bancorp, Inc.	*	3,072	40,735
BofI Holding, Inc.	*	418	53,851
Brookline Bancorp, Inc.		3,765	38,177
Capitol Federal Financial, Inc.		4,787	58,018
Dime Community Bancshares, Inc.		1,638	27,682
Essent Group Ltd. (Bermuda)	*	1,445	35,908
EverBank Financial Corp.		6,660	128,538

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HomeStreet, Inc.	*	2,076	$47,956
Hudson City Bancorp, Inc.		26,577	270,288
Kearny Financial Corp./MD		2,248	25,785
LendingTree, Inc.	*	314	29,211
MGIC Investment Corp.	*	16,751	155,114
Nationstar Mortgage Holdings, Inc.	*†	1,604	22,248
New York Community Bancorp, Inc.		16,321	294,757
Northwest Bancshares, Inc.		4,608	59,904
Ocwen Financial Corp.	*†	3,358	22,532
Provident Financial Services, Inc.		2,960	57,720
Radian Group, Inc.		8,446	134,376
Territorial Bancorp, Inc.		2,805	73,042
TFS Financial Corp.		3,398	58,616
TrustCo Bank Corp. NY		3,435	20,060
United Financial Bancorp, Inc.		2,519	32,873
Walker & Dunlop, Inc.	*	1,103	28,766
Washington Federal, Inc.		3,379	76,872
Waterstone Financial, Inc.		1,979	26,677
WSFS Financial Corp.		918	26,448

			1,993,193

Tobacco—1.3%
Altria Group, Inc.		78,377	4,263,709
Philip Morris International, Inc.		61,906	4,911,003
Reynolds American, Inc.		32,514	1,439,395
Universal Corp.		1,078	53,436
Vector Group Ltd.	†	3,524	79,673

			10,747,216

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	100,490
Aircastle Ltd.		6,140	126,546
Applied Industrial Technologies, Inc.		2,056	78,436
Beacon Roofing Supply, Inc.	*	2,570	83,499
Fastenal Co.	†	11,276	412,814
GATX Corp.		1,766	77,969
H&E Equipment Services, Inc.		1,600	26,752
HD Supply Holdings, Inc.	*	5,923	169,516
MRC Global, Inc.	*	4,499	50,164
MSC Industrial Direct Co., Inc., Class A		1,782	108,756
NOW, Inc.	*†	3,975	58,830
Rush Enterprises, Inc., Class A	*	1,260	30,492
TAL International Group, Inc.	*	2,773	37,907
United Rentals, Inc.	*	3,667	220,203
Veritiv Corp.	*	338	12,587
W.W. Grainger, Inc.	†	2,301	494,738
Watsco, Inc.		940	111,371
WESCO International, Inc.	*	1,550	72,029

			2,273,099

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		2,456	183,365

Water Utilities—0.1%
American States Water Co.		2,522	104,411
American Water Works Co., Inc.		8,019	441,687
Aqua America, Inc.		5,411	143,229
California Water Service Group		1,930	42,692
Connecticut Water Service, Inc.		2,808	102,548
SJW Corp.		1,010	31,057

			865,624

Wireless Telecommunication Services—0.2%
NTELOS Holdings Corp.	*	1,350	12,191
SBA Communications Corp., Class A	*	5,704	597,437
Shenandoah Telecommunications Co.		1,200	51,372

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sprint Corp.	*†	33,577	$128,936
Telephone & Data Systems, Inc.		3,217	80,296
T-Mobile US, Inc.	*	11,047	439,781
United States Cellular Corp.	*	680	24,092

			1,334,105

TOTAL COMMON STOCKS (Cost $500,357,494)			839,569,430

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill 0.026% (Cost $504,973)	12/10/2015	‡‡	$505,000	505,042

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—
Furiex Pharmaceuticals, Inc. CVR		*‡	394	3,940

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	3,300	9,174

TOTAL RIGHTS (Cost $–)				13,114

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016 (Cost $–)		*†‡d	893	—

MONEY MARKET FUNDS—3.3%
Institutional Money Market Funds—3.3%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	3,450,000	3,450,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		¥	8,335,617	8,335,617
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	2,692,084	2,692,084
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	3,450,000	3,450,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%		††¥	3,450,000	3,450,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%		††¥	3,450,000	3,450,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	3,450,000	3,450,000

TOTAL MONEY MARKET FUNDS (Cost $28,277,701)				28,277,701

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
Value
MONEY MARKET FUNDS—(Continued)
TOTAL INVESTMENTS—102.3% (Cost $529,140,168)	$868,365,287
Other assets less liabilities—(2.3%)	(19,564,113)

NET ASSETS—100.0%	$848,801,174

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $13,114)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—1.4%
AAR Corp.		6,459	$122,527
Aerojet Rocketdyne Holdings, Inc.	*	11,732	189,824
Aerovironment, Inc.	*	3,832	76,793
American Science & Engineering, Inc.		1,394	49,571
Astronics Corp.	*	3,219	130,144
B/E Aerospace, Inc.		19,727	866,015
BWX Technologies, Inc.		19,158	505,005
Cubic Corp.		3,920	164,405
Curtiss-Wright Corp.		9,103	568,209
DigitalGlobe, Inc.	*	13,689	260,365
Ducommun, Inc.	*	1,702	34,159
Engility Holdings, Inc.		2,873	74,066
Esterline Technologies Corp.	*	5,740	412,649
HEICO Corp.		3,430	167,658
HEICO Corp., Class A		7,117	323,183
Hexcel Corp.		18,300	820,938
Huntington Ingalls Industries, Inc.		9,214	987,280
KEYW Holding Corp. (The)	*†	5,318	32,706
KLX, Inc.	*	10,099	360,938
Kratos Defense & Security Solutions, Inc.	*	9,324	39,347
Moog, Inc., Class A	*	7,309	395,198
National Presto Industries, Inc.	†	975	82,154
Orbital ATK, Inc.		11,298	811,987
Sparton Corp.	*	1,633	34,946
Spirit AeroSystems Holdings, Inc., Class A	*	26,144	1,263,801
TASER International, Inc.	*†	9,624	211,969
Teledyne Technologies, Inc.	*	6,750	609,525
Triumph Group, Inc.		9,017	379,435
Vectrus, Inc.	*	1,956	43,110

			10,017,907

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	91,630
Atlas Air Worldwide Holdings, Inc.	*	4,497	155,416
Echo Global Logistics, Inc.	*	5,230	102,508
Forward Air Corp.		5,836	242,136
Hub Group, Inc., Class A	*	6,527	237,648
Park-Ohio Holdings Corp.		1,449	41,818
Radiant Logistics, Inc.	*	7,088	31,613
UTi Worldwide, Inc.	*	16,303	74,831
XPO Logistics, Inc.	*†	13,464	320,847

			1,298,447

Airlines—0.7%
Alaska Air Group, Inc.		24,396	1,938,262
Allegiant Travel Co.		2,409	520,946
Copa Holdings SA, Class A (Panama)	†	6,094	255,521
Hawaiian Holdings, Inc.	*	8,734	215,555
JetBlue Airways Corp.	*	57,888	1,491,774
Republic Airways Holdings, Inc.	*	9,724	56,205
SkyWest, Inc.		8,900	148,452
Spirit Airlines, Inc.	*	13,913	658,085
Virgin America, Inc.	*†	4,287	146,744

			5,431,544

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.	*	14,736	293,836
Cooper Tire & Rubber Co.		10,990	434,215
Cooper-Standard Holding, Inc.	*	2,714	157,412

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dana Holding Corp.		29,263	$464,696
Dorman Products, Inc.	*†	4,696	238,979
Drew Industries, Inc.		4,435	242,195
Federal-Mogul Holdings Corp.	*	4,327	29,553
Fox Factory Holding Corp.	*	4,130	69,632
Gentex Corp.		53,729	832,800
Gentherm, Inc.	*	6,384	286,769
Goodyear Tire & Rubber Co. (The)		49,809	1,460,898
Horizon Global Corp.	*	3,422	30,182
Lear Corp.		14,352	1,561,211
Metaldyne Performance Group, Inc.		2,010	42,230
Modine Manufacturing Co.	*	7,889	62,086
Motorcar Parts of America, Inc.	*	3,710	116,271
Remy International, Inc.		5,235	153,124
Standard Motor Products, Inc.		3,701	129,091
Stoneridge, Inc.	*	4,564	56,320
Strattec Security Corp.		558	35,188
Superior Industries International, Inc.		3,960	73,973
Tenneco, Inc.	*	11,180	500,529
Tower International, Inc.	*	3,444	81,829
Visteon Corp.	*	8,193	829,459

			8,182,478

Automobiles—0.1%
Thor Industries, Inc.		8,641	447,604
Winnebago Industries, Inc.	†	5,233	100,212

			547,816

Banks—6.2%
1st Source Corp.		3,572	110,018
Access National Corp.	†	1,903	38,764
American National Bankshares, Inc.		1,246	29,219
Ameris Bancorp		6,090	175,088
Ames National Corp.	†	1,475	33,822
Arrow Financial Corp.		2,214	59,125
Associated Banc-Corp		28,681	515,398
Banc of California, Inc.		7,820	95,951
BancFirst Corp.		1,092	68,905
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	137,210
Bancorp, Inc. (The)/Delaware	*	6,092	46,421
BancorpSouth, Inc.		18,661	443,572
Bank of Hawaii Corp.		8,019	509,126
Bank of Marin Bancorp		862	41,367
Bank of the Ozarks, Inc.		14,069	615,659
BankUnited, Inc.		18,870	674,603
Banner Corp.		4,196	200,443
Bar Harbor Bankshares	†	1,565	50,064
BBCN Bancorp, Inc./California		14,858	223,167
Berkshire Hills Bancorp, Inc.		44,183	1,216,800
Blue Hills Bancorp, Inc.		4,663	64,583
BNC Bancorp		5,992	133,202
BOK Financial Corp.	†	5,510	356,552
Boston Private Financial Holdings, Inc.		15,034	175,898
Bridge Bancorp, Inc.		2,704	72,224
Bryn Mawr Bank Corp.		3,951	122,758
BSB Bancorp, Inc./Massachusetts	*	4,529	95,743
C1 Financial, Inc.	*†	533	10,154
Camden National Corp.		1,411	57,004
Capital Bank Financial Corp., Class A	*	22,462	679,026
Capital City Bank Group, Inc.		1,724	25,722
Cardinal Financial Corp.		5,568	128,120
Cascade Bancorp	*	4,328	23,414
Cathay General Bancorp	†	14,388	431,064

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Catskill Litigation Trust	*‡d	583	$—
CenterState Banks, Inc.		9,654	141,914
Central Pacific Financial Corp.		6,161	129,196
Century Bancorp, Inc./Massachussetts, Class A		582	23,722
Chemical Financial Corp.		7,715	249,580
Citizens & Northern Corp.		1,953	38,123
City Holding Co.		2,691	132,666
City National Corp./California		8,873	781,356
CNB Financial Corp./Pennsylvania		3,476	63,159
CoBiz Financial, Inc.		6,918	90,003
Columbia Banking System, Inc.		10,411	324,927
Commerce Bancshares, Inc./Missouri		15,711	715,793
Community Bank System, Inc.	†	7,504	278,924
Community Trust Bancorp, Inc.		3,220	114,342
CommunityOne Bancorp	*	1,764	19,175
ConnectOne Bancorp, Inc.		4,877	94,126
CU Bancorp	*	3,924	88,133
Cullen/Frost Bankers, Inc.		9,798	622,957
Customers Bancorp, Inc.	*	5,595	143,792
CVB Financial Corp.		20,159	336,655
Eagle Bancorp, Inc.	*	5,693	259,032
East West Bancorp, Inc.		27,229	1,046,138
Enterprise Financial Services Corp.		4,434	111,604
Farmers Capital Bank Corp.	*	1,965	48,830
FCB Financial Holdings, Inc., Class A	*	10,401	339,281
Financial Institutions, Inc.		2,448	60,661
First Bancorp, Inc./Maine		1,513	28,898
First BanCorp. (Puerto Rico)	*	21,654	77,088
First Bancorp/Southern Pines NC		2,954	50,218
First Busey Corp.		4,812	95,614
First Business Financial Services, Inc.		1,270	29,870
First Citizens BancShares, Inc./North Carolina, Class A		1,414	319,564
First Commonwealth Financial Corp.		18,567	168,774
First Community Bancshares, Inc./Virginia		2,951	52,823
First Connecticut Bancorp, Inc./Farmington CT		2,809	45,281
First Financial Bancorp		12,244	233,616
First Financial Bankshares, Inc.	†	12,140	385,809
First Horizon National Corp.		42,621	604,366
First Interstate BancSystem, Inc., Class A		2,926	81,460
First Merchants Corp.		7,037	184,510
First Midwest Bancorp, Inc./Illinois		14,472	253,839
First NBC Bank Holding Co.	*	2,471	86,584
First Niagara Financial Group, Inc.		67,920	693,463
First of Long Island Corp. (The)		2,148	58,060
First Republic Bank/California		26,218	1,645,704
FirstMerit Corp.		30,125	532,309
Flushing Financial Corp.		5,182	103,744
FNB Corp./Pennsylvania		31,928	413,468
Franklin Financial Network, Inc.	*†	1,429	31,938
Fulton Financial Corp.		31,811	384,913
German American Bancorp, Inc.		2,006	58,716
Glacier Bancorp, Inc.		13,371	352,861
Great Southern Bancorp, Inc.		1,938	83,915
Great Western Bancorp, Inc.		6,921	175,586
Green Bancorp, Inc.	*	768	8,801
Guaranty Bancorp		3,103	51,106
Hampton Roads Bankshares, Inc.	*†	5,516	10,480
Hancock Holding Co.		14,839	401,395

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hanmi Financial Corp.		5,822	$146,714
Heartland Financial USA, Inc.		2,967	107,672
Heritage Commerce Corp.		4,197	47,594
Heritage Financial Corp./Washington		5,246	98,730
Heritage Oaks Bancorp		3,455	27,502
Hilltop Holdings, Inc.	*	14,936	295,882
Home Bancshares, Inc./Arkansas		10,885	440,843
HomeTrust Bancshares, Inc.	*	3,407	63,200
Horizon Bancorp/Indiana		1,400	33,250
Huntington Bancshares, Inc./Ohio		152,331	1,614,709
IBERIABANK Corp.		7,375	429,299
Independent Bank Corp./Massachusetts	†	4,982	229,670
Independent Bank Corp./Michigan		3,690	54,464
Independent Bank Group, Inc.		1,534	58,952
International Bancshares Corp.		10,389	260,037
Investors Bancorp, Inc.		66,375	819,068
Lakeland Bancorp, Inc.		8,284	92,035
Lakeland Financial Corp.		3,085	139,288
LegacyTexas Financial Group, Inc.		9,314	283,891
Live Oak Bancshares, Inc.		805	15,810
MainSource Financial Group, Inc.		4,454	90,683
MB Financial, Inc.		14,253	465,218
Mercantile Bank Corp.		2,847	59,161
Merchants Bancshares, Inc.		1,246	36,632
Metro Bancorp, Inc.		2,334	68,596
MidWestOne Financial Group, Inc.		1,528	44,709
National Bank Holdings Corp., Class A		5,972	122,605
National Bankshares, Inc.	†	1,101	34,252
National Commerce Corp.	*†	1,581	37,912
National Penn Bancshares, Inc.		27,317	320,975
NBT Bancorp, Inc.		8,644	232,869
NewBridge Bancorp		4,791	40,867
OFG Bancorp (Puerto Rico)		8,948	78,116
Old National Bancorp/Indiana		22,141	308,424
Old Second Bancorp, Inc.	*	7,722	48,108
Opus Bank		2,382	91,088
Pacific Continental Corp.		2,833	37,707
Pacific Premier Bancorp, Inc.	*	5,195	105,562
PacWest Bancorp		19,369	829,187
Park National Corp.		2,614	235,835
Park Sterling Corp.		7,082	48,158
Peapack Gladstone Financial Corp.		3,821	80,891
Penns Woods Bancorp, Inc.		1,191	48,736
Peoples Bancorp, Inc./Ohio		4,283	89,044
Peoples Financial Services Corp.		1,215	42,440
People’s United Financial, Inc.		58,678	923,005
People’s Utah Bancorp		482	7,861
Pinnacle Financial Partners, Inc.		6,758	333,913
Preferred Bank/California		2,248	71,037
PrivateBancorp, Inc.		14,787	566,786
Prosperity Bancshares, Inc.		13,370	656,601
QCR Holdings, Inc.		1,869	40,875
Renasant Corp.		7,456	244,930
Republic Bancorp, Inc./Kentucky, Class A		2,055	50,450
Sandy Spring Bancorp, Inc.		4,178	109,380
Seacoast Banking Corp of Florida	*	3,385	49,692
ServisFirst Bancshares, Inc.		3,599	149,466
Sierra Bancorp		2,504	39,964
Signature Bank/New York	*	9,363	1,287,974
Simmons First National Corp., Class A		5,862	280,966
South State Corp.		4,489	345,069

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Southside Bancshares, Inc.			4,202	$115,765
Southwest Bancorp, Inc./Oklahoma			4,075	66,871
Square 1 Financial, Inc., Class A	*		2,803	71,967
State Bank Financial Corp.			7,113	147,097
Sterling Bancorp/New York			22,821	339,348
Stock Yards Bancorp, Inc.			2,661	96,727
Stonegate Bank			1,602	50,960
Suffolk Bancorp			2,229	60,896
Sun Bancorp, Inc./New Jersey	*		1,281	24,582
SVB Financial Group	*		9,686	1,119,120
Synovus Financial Corp.			25,364	750,774
Talmer Bancorp, Inc., Class A			9,085	151,265
TCF Financial Corp.			32,505	492,776
Texas Capital Bancshares, Inc.	*		8,312	435,715
Tompkins Financial Corp.			2,487	132,706
Towne Bank/Virginia			8,546	161,092
TriCo Bancshares			3,987	97,961
TriState Capital Holdings, Inc.	*		3,661	45,653
Triumph Bancorp, Inc.	*		4,037	67,822
Trustmark Corp.			12,758	295,603
UMB Financial Corp.			7,148	363,190
Umpqua Holdings Corp.			41,269	672,685
Union Bankshares Corp.			7,839	188,136
United Bankshares, Inc./West Virginia	†		12,998	493,794
United Community Banks, Inc./Georgia			10,529	215,213
Univest Corp of Pennsylvania			4,626	88,912
Valley National Bancorp			42,310	416,330
Washington Trust Bancorp, Inc.			3,111	119,618
Webster Financial Corp.			16,333	581,945
WesBanco, Inc.			6,492	204,173
West Bancorporation, Inc.			2,473	46,369
Westamerica Bancorporation	†		4,848	215,445
Western Alliance Bancorp	*		16,544	508,066
Wilshire Bancorp, Inc.			11,523	121,107
Wintrust Financial Corp.			8,781	469,169
Yadkin Financial Corp.			5,486	117,894

				45,180,148

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*		1,740	366,462
Castle Brands, Inc.	*	†	17,449	23,033
Coca-Cola Bottling Co. Consolidated			798	154,317
Craft Brew Alliance, Inc.	*		1,788	14,250
MGP Ingredients, Inc.			2,804	44,892
National Beverage Corp.	*		1,873	57,557

				660,511

Biotechnology—3.6%
Abeona Therapeutics, Inc.	*		2,706	10,959
ACADIA Pharmaceuticals, Inc.	*		15,281	505,343
Acceleron Pharma, Inc.	*		4,621	115,063
Achillion Pharmaceuticals, Inc.	*	†	22,375	154,611
Acorda Therapeutics, Inc.	*		8,442	223,797
Adamas Pharmaceuticals, Inc.	*		2,672	44,729
Aduro Biotech, Inc.	*	†	1,337	25,898
Advaxis, Inc.	*	†	4,854	49,656
Aegerion Pharmaceuticals, Inc.	*	†	5,288	71,917
Affimed NV (Germany)	*	†	4,006	24,717
Agenus, Inc.	*		16,249	74,745
Agios Pharmaceuticals, Inc.	*	†	4,881	344,550
Aimmune Therapeutics, Inc.	*		1,865	47,222
Akebia Therapeutics, Inc.	*	†	6,705	64,770
Alder Biopharmaceuticals, Inc.	*		4,685	153,481
Alkermes plc (Ireland)	*		27,992	1,642,291

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
AMAG Pharmaceuticals, Inc.	*		6,676	$265,238
Amicus Therapeutics, Inc.	*		22,196	310,522
Anacor Pharmaceuticals, Inc.	*		7,595	894,007
Anthera Pharmaceuticals, Inc.	*		5,735	34,926
Applied Genetic Technologies Corp.	*	†	800	10,512
Ardelyx, Inc.	*	†	3,003	51,892
Arena Pharmaceuticals, Inc.	*	†	48,025	91,728
ARIAD Pharmaceuticals, Inc.	*	†	31,851	186,010
Array BioPharma, Inc.	*		27,688	126,257
Arrowhead Research Corp.	*	†	17,719	102,061
Asterias Biotherapeutics, Inc.	*	†	2,738	10,596
Atara Biotherapeutics, Inc.	*		3,409	107,179
aTyr Pharma, Inc.	*	†	1,583	16,242
Avalanche Biotechnologies, Inc.	*	†	4,813	39,659
Axovant Sciences Ltd. (Bermuda)	*		2,372	30,646
Bellicum Pharmaceuticals, Inc.	*	†	1,480	21,504
BioCryst Pharmaceuticals, Inc.	*		14,147	161,276
BioSpecifics Technologies Corp.	*		600	26,124
BioTime, Inc.	*	†	25,879	77,637
Bluebird Bio, Inc.	*		6,634	567,539
Blueprint Medicines Corp.	*		1,500	32,010
Calithera Biosciences, Inc.	*	†	1,319	7,162
Cara Therapeutics, Inc.	*		3,047	43,542
Catabasis Pharmaceuticals, Inc.	*		754	6,100
Celldex Therapeutics, Inc.	*	†	18,365	193,567
Cellular Biomedicine Group, Inc.	*	†	1,575	26,665
Cepheid, Inc.	*		13,422	606,674
ChemoCentryx, Inc.	*	†	20,016	121,097
Chiasma, Inc.	*		1,227	24,393
Chimerix, Inc.	*		8,827	337,191
Cidara Therapeutics, Inc.	*	†	1,263	16,065
Clovis Oncology, Inc.	*		5,378	494,561
Coherus Biosciences, Inc.	*		3,895	78,056
Concert Pharmaceuticals, Inc.	*		2,462	46,212
CorMedix, Inc.	*	†	8,138	16,195
CTI BioPharma Corp.	*	†	27,606	40,305
Curis, Inc.	*	†	17,810	35,976
Cytokinetics, Inc.	*		7,327	49,018
CytRx Corp.	*	†	8,979	21,280
Dicerna Pharmaceuticals, Inc.	*		4,322	35,484
Dyax Corp.	*		26,926	514,017
Dynavax Technologies Corp.	*		7,375	180,983
Eagle Pharmaceuticals, Inc./DE	*	†	1,374	101,717
Emergent BioSolutions, Inc.	*		6,108	174,017
Enanta Pharmaceuticals, Inc.	*	†	2,735	98,843
Epizyme, Inc.	*	†	4,867	62,590
Esperion Therapeutics, Inc.	*	†	2,239	52,818
Exact Sciences Corp.	*	†	18,567	334,020
Exelixis, Inc.	*	†	44,660	250,543
Fibrocell Science, Inc.	*		6,435	24,775
FibroGen, Inc.	*		9,565	209,665
Five Prime Therapeutics, Inc.	*		4,816	74,118
Flexion Therapeutics, Inc.	*	†	3,326	49,424
Foundation Medicine, Inc.	*	†	2,363	43,597
Galena Biopharma, Inc.	*	†	22,766	35,970
Genocea Biosciences, Inc.	*		3,441	23,571
Genomic Health, Inc.	*	†	3,336	70,590
Geron Corp.	*	†	25,722	70,993
Global Blood Therapeutics, Inc.	*		1,157	48,779
Halozyme Therapeutics, Inc.	*		19,740	265,108
Heron Therapeutics, Inc.	*		5,860	142,984
Idera Pharmaceuticals, Inc.	*	†	23,598	79,053
Ignyta, Inc.	*	†	2,939	25,804
Immune Design Corp.	*	†	998	12,176
ImmunoGen, Inc.	*		16,516	158,554

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Immunomedics, Inc.	*	†	12,320	$21,190
Infinity Pharmaceuticals, Inc.	*		7,990	67,516
Inovio Pharmaceuticals, Inc.	*	†	15,004	86,723
Insmed, Inc.	*		11,890	220,797
Insys Therapeutics, Inc.	*	†	4,076	116,003
Intercept Pharmaceuticals, Inc.	*	†	3,057	507,034
Intrexon Corp.	*	†	8,988	285,818
Invitae Corp.	*	†	1,280	9,242
Ironwood Pharmaceuticals, Inc.	*		24,822	258,645
Isis Pharmaceuticals, Inc.	*	†	22,645	915,311
Juno Therapeutics, Inc.	*	†	1,820	74,056
Karyopharm Therapeutics, Inc.	*	†	3,911	41,183
Keryx Biopharmaceuticals, Inc.	*	†	19,730	69,450
Kite Pharma, Inc.	*	†	5,522	307,465
KYTHERA Biopharmaceuticals, Inc.	*		5,012	375,800
La Jolla Pharmaceutical Co.	*		1,850	51,412
Lexicon Pharmaceuticals, Inc.	*	†	6,460	69,380
Ligand Pharmaceuticals, Inc.	*		3,158	270,483
Loxo Oncology, Inc.	*	†	592	10,348
MacroGenics, Inc.	*		6,247	133,811
MannKind Corp.	*	†	49,948	160,333
Medgenics, Inc.	*	†	4,409	34,478
Merrimack Pharmaceuticals, Inc.	*	†	20,540	174,795
MiMedx Group, Inc.	*	†	18,959	182,954
Mirati Therapeutics, Inc.	*		2,537	87,324
Momenta Pharmaceuticals, Inc.	*		10,684	175,324
Myriad Genetics, Inc.	*	†	12,479	467,713
NantKwest, Inc.	*		1,114	12,766
Natera, Inc.	*		1,676	18,185
Navidea Biopharmaceuticals, Inc.	*	†	24,451	55,748
Neurocrine Biosciences, Inc.	*		15,739	626,255
NewLink Genetics Corp.	*	†	4,215	151,066
Nivalis Therapeutics, Inc.	*		842	10,921
Northwest Biotherapeutics, Inc.	*	†	10,776	67,350
Novavax, Inc.	*		50,463	356,773
Ocata Therapeutics, Inc.	*	†	9,346	39,066
OncoMed Pharmaceuticals, Inc.	*		2,110	35,005
Oncothyreon, Inc.	*		21,119	57,866
Ophthotech Corp.	*		4,033	163,417
OPKO Health, Inc.	*	†	56,852	478,125
Orexigen Therapeutics, Inc.	*	†	20,793	43,873
Organovo Holdings, Inc.	*		10,060	26,961
Osiris Therapeutics, Inc.	*	†	2,675	49,407
Otonomy, Inc.	*		3,433	61,142
OvaScience, Inc.	*	†	3,581	30,403
PDL BioPharma, Inc.	†		31,902	160,467
Peregrine Pharmaceuticals, Inc.	*	†	37,221	37,965
Pfenex, Inc.	*		2,613	39,221
Portola Pharmaceuticals, Inc.	*		8,751	372,968
Progenics Pharmaceuticals, Inc.	*	†	12,608	72,118
Proteon Therapeutics, Inc.	*	†	2,021	28,112
Prothena Corp. plc (Ireland)	*		6,024	273,128
PTC Therapeutics, Inc.	*		5,862	156,515
Puma Biotechnology, Inc.	*	†	4,540	342,134
Radius Health, Inc.	*		6,404	443,861
Regulus Therapeutics, Inc.	*	†	3,193	20,882
Repligen Corp.	*		6,276	174,787
Retrophin, Inc.	*		7,071	143,258
Rigel Pharmaceuticals, Inc.	*		19,833	48,988
Sage Therapeutics, Inc.	*		2,302	97,421
Sangamo BioSciences, Inc.	*		12,064	68,041
Sarepta Therapeutics, Inc.	*	†	8,064	258,935
Seattle Genetics, Inc.	*		18,084	697,319
Seres Therapeutics, Inc.	*		1,437	42,593
Sorrento Therapeutics, Inc.	*	†	4,542	38,107

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Spark Therapeutics, Inc.	*	†	1,420	$59,257
Spectrum Pharmaceuticals, Inc.	*		11,842	70,815
Stemline Therapeutics, Inc.	*		4,320	38,146
Synergy Pharmaceuticals, Inc.	*	†	18,460	97,838
Synta Pharmaceuticals Corp.	*	†	9,125	15,878
T2 Biosystems, Inc.	*	†	979	8,576
TESARO, Inc.	*		4,143	166,134
TG Therapeutics, Inc.	*	†	6,336	63,867
Threshold Pharmaceuticals, Inc.	*	†	7,764	31,599
Tokai Pharmaceuticals, Inc.	*	†	7,520	77,832
Trovagene, Inc.	*	†	3,916	22,282
Ultragenyx Pharmaceutical, Inc.	*		7,166	690,157
United Therapeutics Corp.	*		8,730	1,145,725
Vanda Pharmaceuticals, Inc.	*		9,355	105,524
Verastem, Inc.	*		7,817	13,992
Versartis, Inc.	*	†	3,713	42,811
Vitae Pharmaceuticals, Inc.	*		980	10,790
Vital Therapies, Inc.	*	†	2,772	11,199
vTv Therapeutics, Inc., Class A	*		1,030	6,716
XBiotech, Inc.	*	†	1,056	15,777
Xencor, Inc.	*		4,826	59,022
XOMA Corp.	*		13,497	10,146
Zafgen, Inc.	*		2,753	87,958
ZIOPHARM Oncology, Inc.	*	†	19,328	174,145

				26,023,489

Building Products—1.2%
A.O. Smith Corp.			14,089	918,462
AAON, Inc.			8,408	162,947
Advanced Drainage Systems, Inc.			5,638	163,107
Allegion plc (Ireland)			18,109	1,044,165
American Woodmark Corp.	*		2,540	164,770
Apogee Enterprises, Inc.			5,631	251,424
Armstrong World Industries, Inc.	*		7,123	340,052
Builders FirstSource, Inc.	*		9,415	119,382
Continental Building Products, Inc.	*		5,293	108,718
Fortune Brands Home & Security, Inc.			30,074	1,427,613
Gibraltar Industries, Inc.	*		5,228	95,934
Griffon Corp.			6,061	95,582
Insteel Industries, Inc.			2,829	45,490
Lennox International, Inc.			7,677	870,034
Masonite International Corp.	*		5,577	337,855
NCI Building Systems, Inc.	*		5,766	60,947
Nortek, Inc.	*		1,984	125,607
Owens Corning, Inc.			21,719	910,243
Patrick Industries, Inc.	*		2,119	83,679
PGT, Inc.	*		10,546	129,505
Ply Gem Holdings, Inc.	*		2,526	29,554
Quanex Building Products Corp.			7,593	137,965
Simpson Manufacturing Co., Inc.			7,310	244,812
Trex Co., Inc.	*		5,896	196,514
Universal Forest Products, Inc.			3,904	225,183
USG Corp.	*		16,424	437,207

				8,726,751

Capital Markets—1.8%
Actua Corp.	*		7,645	89,905
Arlington Asset Investment Corp., Class A	†		4,644	65,248
Artisan Partners Asset Management, Inc., Class A			6,146	216,524
Ashford, Inc.	*		165	10,469
BGC Partners, Inc., Class A			35,328	290,396
Calamos Asset Management, Inc., Class A			3,748	35,531

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
CIFC Corp.			2,540	$18,161
Cohen & Steers, Inc.			3,785	103,898
Cowen Group, Inc., Class A	*	†	18,898	86,175
Diamond Hill Investment Group, Inc.			582	108,275
E*TRADE Financial Corp.	*		53,497	1,408,576
Eaton Vance Corp.			22,431	749,644
Evercore Partners, Inc., Class A			6,635	333,342
Federated Investors, Inc., Class B			17,578	508,004
Fifth Street Asset Management, Inc.			1,048	7,829
Financial Engines, Inc.	†		9,169	270,211
GAMCO Investors, Inc., Class A			1,052	57,755
Greenhill & Co., Inc.			5,109	145,453
HFF, Inc., Class A			6,628	223,761
Houlihan Lokey, Inc.	*		2,024	44,123
INTL FCStone, Inc.	*		2,698	66,614
Investment Technology Group, Inc.			6,129	81,761
Janus Capital Group, Inc.			26,322	357,979
KCG Holdings, Inc., Class A	*		6,920	75,912
Ladenburg Thalmann Financial Services, Inc.	*	†	21,576	45,525
Lazard Ltd., Class A (Bermuda)			23,849	1,032,662
Legg Mason, Inc.			18,573	772,823
LPL Financial Holdings, Inc.	†		15,759	626,735
Medley Management, Inc., Class A	†		1,048	6,938
Moelis & Co., Class A			2,936	77,099
NorthStar Asset Management Group, Inc.			36,353	522,029
OM Asset Management plc (United Kingdom)			3,998	61,649
Oppenheimer Holdings, Inc., Class A			2,362	47,264
Piper Jaffray Cos.	*		2,965	107,244
Pzena Investment Management, Inc., Class A			1,908	16,981
Raymond James Financial, Inc.			24,136	1,197,870
RCS Capital Corp., Class A	*	†	8,145	6,598
Safeguard Scientifics, Inc.	*		3,658	56,845
SEI Investments Co.			25,740	1,241,440
Stifel Financial Corp.	*		12,241	515,346
Virtu Financial, Inc., Class A			3,045	69,791
Virtus Investment Partners, Inc.			1,297	130,349
Waddell & Reed Financial, Inc., Class A			16,127	560,736
Walter Investment Management Corp.	*	†	7,174	116,578
Westwood Holdings Group, Inc.			1,390	75,547
WisdomTree Investments, Inc.	†		21,526	347,214
ZAIS Group Holdings, Inc.	*	†	992	9,345

				13,000,154

Chemicals—2.2%
A. Schulman, Inc.			5,719	185,696
Albemarle Corp.			21,281	938,492
American Vanguard Corp.			5,182	59,904
Ashland, Inc.			12,481	1,255,838
Axalta Coating Systems Ltd.	*		18,975	480,826
Axiall Corp.			13,166	206,575
Balchem Corp.			5,542	336,787
Cabot Corp.			11,377	359,058
Calgon Carbon Corp.			10,032	156,299
Chase Corp.			1,020	40,178
Chemtura Corp.	*		12,399	354,859
Core Molding Technologies, Inc.	*		2,010	37,084
Cytec Industries, Inc.			13,524	998,747
Ferro Corp.	*		13,500	147,825
Flotek Industries, Inc.	*	†	9,529	159,134

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
FutureFuel Corp.			3,443	$34,017
H.B. Fuller Co.			8,990	305,121
Hawkins, Inc.			1,853	71,340
Huntsman Corp.			37,565	364,005
Innophos Holdings, Inc.			3,811	151,068
Innospec, Inc.			4,218	196,179
International Flavors & Fragrances, Inc.			15,238	1,573,476
Intrepid Potash, Inc.	*	†	19,922	110,368
KMG Chemicals, Inc.			2,509	48,399
Koppers Holdings, Inc.			4,084	82,374
Kraton Performance Polymers, Inc.	*		6,464	115,706
Kronos Worldwide, Inc.	†		3,735	23,194
LSB Industries, Inc.	*		3,576	54,784
Minerals Technologies, Inc.			6,469	311,547
NewMarket Corp.			1,626	580,482
Olin Corp.	†		14,705	247,191
OM Group, Inc.			5,836	191,946
Platform Specialty Products Corp.	*		25,447	321,905
PolyOne Corp.			16,368	480,237
Quaker Chemical Corp.			2,250	173,430
Rayonier Advanced Materials, Inc.			7,632	46,708
Rentech, Inc.	*		4,379	24,522
RPM International, Inc.			25,212	1,056,131
Scotts Miracle-Gro Co. (The), Class A			8,656	526,458
Senomyx, Inc.	*	†	6,845	30,529
Sensient Technologies Corp.			8,955	548,942
Stepan Co.			3,691	153,583
Trecora Resources	*		3,148	39,098
Tredegar Corp.			4,146	54,230
Trinseo SA	*	†	1,884	47,571
Tronox Ltd., Class A	†		10,343	45,199
Valhi, Inc.	†		5,006	9,461
Valspar Corp. (The)			15,371	1,104,867
W.R. Grace & Co.	*		13,735	1,278,042

				16,119,412

Commercial Services & Supplies—2.0%
ABM Industries, Inc.			10,618	289,978
ACCO Brands Corp.	*		19,480	137,724
ADT Corp. (The)	†		32,433	969,747
ARC Document Solutions, Inc.	*		7,490	44,565
Brady Corp., Class A			8,619	169,449
Brink’s Co. (The)			9,284	250,761
Casella Waste Systems, Inc., Class A	*		5,820	33,756
CECO Environmental Corp.			3,330	27,273
Cintas Corp.			17,985	1,542,214
Civeo Corp.			17,148	25,379
Clean Harbors, Inc.	*		10,523	462,696
Copart, Inc.	*		23,583	775,881
Covanta Holding Corp.			21,830	380,933
Deluxe Corp.			9,381	522,897
Ennis, Inc.			4,365	75,776
Essendant, Inc.			7,455	241,766
G&K Services, Inc., Class A			3,785	252,157
Healthcare Services Group, Inc.			12,994	437,898
Heritage-Crystal Clean, Inc.	*		1,400	14,378
Herman Miller, Inc.			10,455	301,522
HNI Corp.			7,967	341,784
InnerWorkings, Inc.	*		7,289	45,556
Interface, Inc.			11,468	257,342
KAR Auction Services, Inc.			26,000	923,000
Kimball International, Inc., Class B			6,806	64,385
Knoll, Inc.			8,621	189,490

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Matthews International Corp., Class A			6,363	$311,596
McGrath RentCorp			4,288	114,447
Mobile Mini, Inc.			8,255	254,171
MSA Safety, Inc.			5,239	209,403
Multi-Color Corp.			2,526	193,214
NL Industries, Inc.	*		412	1,232
Pitney Bowes, Inc.			36,716	728,813
Quad/Graphics, Inc.			4,337	52,478
R.R. Donnelley & Sons Co.			39,900	580,944
Rollins, Inc.			17,682	475,115
SP Plus Corp.	*		3,417	79,104
Steelcase, Inc., Class A			15,256	280,863
Team, Inc.	*		4,053	130,182
Tetra Tech, Inc.			11,033	268,212
TRC Cos., Inc.	*		4,481	53,010
Unifirst Corp.			2,908	310,603
US Ecology, Inc.			3,710	161,941
Viad Corp.			3,417	99,059
Waste Connections, Inc.			23,434	1,138,424
West Corp.			9,011	201,846

				14,422,964

Communications Equipment—1.1%
ADTRAN, Inc.			10,673	155,826
Aerohive Networks, Inc.	*	†	4,925	29,452
Alliance Fiber Optic Products, Inc.			1,860	31,787
Applied Optoelectronics, Inc.	*		2,449	45,992
Arista Networks, Inc.	*	†	6,370	389,780
ARRIS Group, Inc.	*		25,957	674,103
Bel Fuse, Inc., Class B			1,562	30,365
Black Box Corp.			2,697	39,754
Brocade Communications Systems, Inc.			79,427	824,452
CalAmp Corp.	*		6,551	105,406
Calix, Inc.	*		6,802	52,988
Ciena Corp.	*		23,698	491,023
Clearfield, Inc.	*	†	1,835	24,644
CommScope Holding Co., Inc.	*		19,796	594,474
Comtech Telecommunications Corp.			3,106	64,015
Digi International, Inc.	*		4,346	51,239
EchoStar Corp., Class A	*		8,146	350,522
EMCORE Corp.	*		6,509	44,261
Extreme Networks, Inc.	*		15,723	52,829
Finisar Corp.	*		19,473	216,735
Harmonic, Inc.	*		13,859	80,382
Infinera Corp.	*		25,519	499,152
InterDigital, Inc.			6,856	346,914
Ixia	*		12,276	177,879
KVH Industries, Inc.	*		3,755	37,550
Lumentum Holdings, Inc.	*		8,396	142,312
NETGEAR, Inc.	*		6,435	187,709
NetScout Systems, Inc.	*		17,590	622,158
Novatel Wireless, Inc.	*	†	9,873	21,819
Oclaro, Inc.	*	†	15,068	34,656
Plantronics, Inc.			7,045	358,238
Polycom, Inc.	*		26,249	275,090
Ruckus Wireless, Inc.	*		13,194	156,745
ShoreTel, Inc.	*		9,728	72,668
Sonus Networks, Inc.	*		8,541	48,855
Ubiquiti Networks, Inc.	†		6,130	207,746
ViaSat, Inc.	*		8,221	528,528
Viavi Solutions, Inc.	*		41,984	225,454

				8,293,502

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Construction & Engineering—0.8%
AECOM	*		28,619	$787,309
Aegion Corp.	*		6,676	110,020
Ameresco, Inc., Class A	*		5,077	29,853
Argan, Inc.			2,317	80,354
Chicago Bridge & Iron Co. NV (Netherlands)	†		18,626	738,707
Comfort Systems USA, Inc.			6,272	170,975
Dycom Industries, Inc.	*		6,525	472,149
EMCOR Group, Inc.			11,257	498,122
Furmanite Corp.	*		7,017	42,663
Granite Construction, Inc.			6,783	201,252
Great Lakes Dredge & Dock Corp.	*		9,800	49,392
HC2 Holdings, Inc.	*	†	5,163	36,193
Jacobs Engineering Group, Inc.	*		23,332	873,317
KBR, Inc.			25,853	430,711
MasTec, Inc.	*		12,504	197,938
MYR Group, Inc.	*		3,380	88,556
Northwest Pipe Co.	*		1,416	18,493
NV5 Holdings, Inc.	*	†	1,341	24,889
Orion Marine Group, Inc.	*		6,042	36,131
Primoris Services Corp.			6,986	125,119
Quanta Services, Inc.	*		38,798	939,300
Tutor Perini Corp.	*		6,412	105,541

				6,056,984

Construction Materials—0.4%
Eagle Materials, Inc.			9,338	638,906
Headwaters, Inc.	*		14,286	268,577
Martin Marietta Materials, Inc.			12,687	1,927,789
Summit Materials, Inc., Class A	*		4,092	76,807
United States Lime & Minerals, Inc.			481	21,958
US Concrete, Inc.	*		3,190	152,450

				3,086,487

Consumer Finance—0.4%
Cash America International, Inc.			5,250	146,842
Credit Acceptance Corp.	*	†	1,484	292,155
Encore Capital Group, Inc.	*	†	4,850	179,450
Enova International, Inc.	*		4,803	49,087
Ezcorp, Inc., Class A	*		8,825	54,450
First Cash Financial Services, Inc.	*		5,377	215,403
Green Dot Corp., Class A	*		7,869	138,494
JG Wentworth Co. (The), Class A	*	†	1,635	8,061
LendingClub Corp.	*	†	11,800	156,114
Nelnet, Inc., Class A			4,825	166,993
PRA Group, Inc.	*	†	8,672	458,922
Regional Management Corp.	*		1,193	18,492
SLM Corp.	*		78,831	583,349
Springleaf Holdings, Inc.	*		9,873	431,648
World Acceptance Corp.	*	†	1,607	43,132

				2,942,592

Containers & Packaging—2.0%
AEP Industries, Inc.	*		838	48,043
AptarGroup, Inc.			11,906	785,320
Avery Dennison Corp.			17,250	975,832
Ball Corp.			25,962	1,614,836
Bemis Co., Inc.			18,538	733,549
Berry Plastics Group, Inc.	*		22,408	673,809
Crown Holdings, Inc.	*		25,743	1,177,742
Graphic Packaging Holding Co.			62,445	798,672
Greif, Inc., Class A			5,997	191,364
Myers Industries, Inc.			4,506	60,380
Owens-Illinois, Inc.	*		29,854	618,575
Packaging Corp. of America			18,112	1,089,618

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
				Shares	Value
COMMON STOCKS—(Continued)
Sealed Air Corp.				39,523	$1,852,838
Silgan Holdings, Inc.				7,295	379,632
Sonoco Products Co.				19,213	725,099
WestRock Co.				49,026	2,521,897

					14,247,206

Distributors—0.4%
Core-Mark Holding Co., Inc.				4,042	264,549
Fenix Parts, Inc.		*	†	3,617	24,162
LKQ Corp.		*		57,282	1,624,517
Pool Corp.				8,140	588,522
VOXX International Corp.		*		2,945	21,852
Weyco Group, Inc.				1,031	27,878

					2,551,480

Diversified Consumer Services—0.8%
2U, Inc.		*		4,002	143,672
American Public Education, Inc.		*		3,033	71,124
Apollo Education Group, Inc.		*		17,439	192,875
Ascent Capital Group, Inc., Class A		*		2,543	69,627
Bridgepoint Education, Inc.		*		3,328	25,359
Bright Horizons Family Solutions, Inc.		*		7,217	463,620
Cambium Learning Group, Inc.		*		3,401	16,223
Capella Education Co.				2,073	102,655
Career Education Corp.		*		11,632	43,736
Carriage Services, Inc.				2,616	56,479
Chegg, Inc.		*	†	12,109	87,306
Collectors Universe, Inc.				1,150	17,342
DeVry Education Group, Inc.				11,393	310,004
Graham Holdings Co., Class B				627	361,779
Grand Canyon Education, Inc.		*		8,434	320,408
Houghton Mifflin Harcourt Co.		*		25,682	521,601
K12, Inc.		*		7,228	89,916
Liberty Tax, Inc.				737	17,165
LifeLock, Inc.		*	†	16,527	144,777
Regis Corp.		*		8,692	113,865
Service Corp. International				38,232	1,036,087
ServiceMaster Global Holdings, Inc.		*		19,216	644,697
Sotheby’s	†			11,048	353,315
Steiner Leisure Ltd. (Bahamas)		*		2,781	175,704
Strayer Education, Inc.		*		1,807	99,331
Universal Technical Institute, Inc.				4,524	15,879
Weight Watchers International, Inc.		*	†	5,074	32,372

					5,526,918

Diversified Financial Services—0.6%
CBOE Holdings, Inc.				15,815	1,060,870
FNFV Group		*		14,486	169,776
GAIN Capital Holdings, Inc.				8,234	59,943
MarketAxess Holdings, Inc.				7,125	661,770
Marlin Business Services Corp.				1,306	20,099
MSCI, Inc.				21,236	1,262,693
Nasdaq, Inc.				21,902	1,168,034
NewStar Financial, Inc.		*		5,723	46,929
On Deck Capital, Inc.		*	†	2,030	20,097
PHH Corp.		*		8,601	121,446
PICO Holdings, Inc.		*		3,754	36,339
Resource America, Inc., Class A				3,696	24,578
Tiptree Financial, Inc., Class A	†			8,688	55,603

					4,708,177

Diversified Telecommunication Services—0.6%
8x8, Inc.		*		17,637	145,858
Atlantic Tele-Network, Inc.				2,117	156,510
Cincinnati Bell, Inc.		*		38,778	120,987

Vantagepoint Mid/Small Company Index Fund
				Shares	Value
COMMON STOCKS—(Continued)
Cogent Communications Holdings, Inc.	†			8,853	$240,447
Consolidated Communications Holdings, Inc.				8,837	170,289
FairPoint Communications, Inc.		*		4,904	75,571
Frontier Communications Corp.	†			216,586	1,028,783
General Communication, Inc., Class A		*		6,831	117,903
Globalstar, Inc.		*	†	81,721	128,302
Hawaiian Telcom Holdco, Inc.		*		1,637	34,017
IDT Corp., Class B				4,372	62,520
inContact, Inc.		*		12,760	95,828
Inteliquent, Inc.				6,478	144,654
Intelsat SA (Luxembourg)		*	†	4,106	26,401
Iridium Communications, Inc.		*	†	14,059	86,463
Lumos Networks Corp.				5,823	70,808
ORBCOMM, Inc.		*		13,699	76,440
Pacific DataVision, Inc.		*	†	2,080	62,192
Premiere Global Services, Inc.		*		8,185	112,462
Straight Path Communications, Inc., Class B		*	†	1,498	60,534
Vonage Holdings Corp.		*		35,182	206,870
Windstream Holdings, Inc.	†			17,774	109,132
Zayo Group Holdings, Inc.		*		26,852	680,967

					4,013,938

Electric Utilities—1.5%
ALLETE, Inc.				9,060	457,439
Cleco Corp.				11,079	589,846
El Paso Electric Co.				7,508	276,445
Empire District Electric Co. (The)				7,796	171,746
Genie Energy Ltd., Class B		*		3,281	27,003
Great Plains Energy, Inc.				29,399	794,361
Hawaiian Electric Industries, Inc.				19,939	572,050
IDACORP, Inc.				9,447	611,315
ITC Holdings Corp.				29,429	981,163
MGE Energy, Inc.				6,204	255,543
OGE Energy Corp.				36,533	999,543
Otter Tail Corp.				6,778	176,635
Pepco Holdings, Inc.				47,878	1,159,605
Pinnacle West Capital Corp.				20,925	1,342,129
PNM Resources, Inc.				14,199	398,282
Portland General Electric Co.				17,000	628,490
Spark Energy, Inc., Class A	†			491	8,126
UIL Holdings Corp.				10,625	534,119
Unitil Corp.				2,617	96,515
Westar Energy, Inc.				26,778	1,029,346

					11,109,701

Electrical Equipment—0.8%
Acuity Brands, Inc.				8,008	1,406,045
Allied Motion Technologies, Inc.	†			1,634	29,036
AZZ, Inc.				4,607	224,315
Babcock & Wilcox Enterprises, Inc.		*		9,579	160,927
Encore Wire Corp.				4,068	132,902
EnerSys				8,123	435,230
Enphase Energy, Inc.		*	†	4,304	15,925
Franklin Electric Co., Inc.				8,722	237,500
FuelCell Energy, Inc.		*	†	38,419	28,230
Generac Holdings, Inc.		*	†	13,382	402,664
General Cable Corp.				9,667	115,037
Hubbell, Inc., Class B				10,951	930,288
LSI Industries, Inc.				3,003	25,345
Plug Power, Inc.		*	†	33,712	61,693
Powell Industries, Inc.				1,563	47,046
Power Solutions International, Inc.		*	†	752	17,078

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
PowerSecure International, Inc.	*		4,744	$54,651
Preformed Line Products Co.			638	23,702
Regal Beloit Corp.			8,590	484,906
SolarCity Corp.	*	†	11,109	474,465
Sunrun, Inc.	*		3,000	31,110
Thermon Group Holdings, Inc.	*		5,589	114,854
Vicor Corp.	*		3,481	35,506

				5,488,455

Electronic Equipment, Instruments & Components—2.5%
Agilysys, Inc.	*		1,636	18,192
Anixter International, Inc.	*		5,556	321,026
Arrow Electronics, Inc.	*		18,132	1,002,337
Avnet, Inc.			25,710	1,097,303
AVX Corp.			9,165	119,970
Badger Meter, Inc.			2,704	156,994
Belden, Inc.			7,845	366,283
Benchmark Electronics, Inc.	*		10,071	219,145
CDW Corp.			24,526	1,002,132
Checkpoint Systems, Inc.			8,101	58,732
Cognex Corp.			16,687	573,532
Coherent, Inc.	*		4,645	254,081
Control4 Corp.	*	†	6,056	49,417
CTS Corp.			6,621	122,555
Daktronics, Inc.			7,523	65,224
Dolby Laboratories, Inc., Class A			9,628	313,873
DTS, Inc.	*		3,053	81,515
Electro Rent Corp.			4,267	44,291
Fabrinet (Thailand)	*		6,113	112,051
FARO Technologies, Inc.	*		3,399	118,965
FEI Co.			7,956	581,106
Fitbit, Inc., Class A	*		7,051	265,752
FLIR Systems, Inc.			25,625	717,244
GSI Group, Inc.	*		7,846	99,880
II-VI, Inc.	*		8,787	141,295
Ingram Micro, Inc., Class A			28,955	788,734
Insight Enterprises, Inc.	*		7,260	187,671
InvenSense Inc.	*	†	12,565	116,729
IPG Photonics Corp.	*		6,627	503,453
Itron, Inc.	*		7,053	225,061
Jabil Circuit, Inc.			36,947	826,504
Keysight Technologies, Inc.	*		31,421	969,024
Kimball Electronics, Inc.	*		5,104	60,891
Knowles Corp.	*	†	16,111	296,926
Littelfuse, Inc.			4,198	382,648
Mercury Systems, Inc.	*		6,981	111,068
Mesa Laboratories, Inc.			539	60,045
Methode Electronics, Inc.			7,276	232,104
MTS Systems Corp.			2,725	163,800
Multi-Fineline Electronix, Inc.	*		1,120	18,704
National Instruments Corp.			21,501	597,513
Newport Corp.	*		6,603	90,791
OSI Systems, Inc.	*		3,445	265,127
Park Electrochemical Corp.			3,495	61,477
PC Connection, Inc.			1,452	30,100
Plexus Corp.	*		5,929	228,741
RealD, Inc.	*		6,791	65,262
Rofin-Sinar Technologies, Inc.	*		4,789	124,179
Rogers Corp.	*		3,354	178,366
Sanmina Corp.	*		14,516	310,207
ScanSource, Inc.	*		5,403	191,590
SYNNEX Corp.			5,376	457,283
Tech Data Corp.	*		6,588	451,278
Trimble Navigation Ltd.	*		49,241	808,537
TTM Technologies, Inc.	*		10,328	64,343

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Universal Display Corp.	*		7,224	$244,894
Vishay Intertechnology, Inc.			23,277	225,554
Vishay Precision Group, Inc.	*		2,712	31,432
Zebra Technologies Corp., Class A	*		9,836	752,946

				18,025,877

Energy Equipment & Services—1.0%
Atwood Oceanics, Inc.	†		12,095	179,127
Basic Energy Services, Inc.	*	†	5,491	18,120
Bristow Group, Inc.			6,407	167,607
C&J Energy Services Ltd.	*	†	8,503	29,931
CARBO Ceramics, Inc.			3,679	69,864
Diamond Offshore Drilling, Inc.	†		12,605	218,067
Dril-Quip, Inc.	*		7,215	420,057
Ensco plc, Class A (United Kingdom)			43,860	617,549
Era Group, Inc.	*		3,470	51,946
Exterran Holdings, Inc.			12,176	219,168
Fairmount Santrol Holdings, Inc.	*	†	10,656	28,771
Forum Energy Technologies, Inc.	*		11,420	139,438
Frank’s International NV (Netherlands)			6,714	102,926
Geospace Technologies Corp.	*	†	2,532	34,967
Gulfmark Offshore, Inc., Class A	†		5,207	31,815
Helix Energy Solutions Group, Inc.	*		18,113	86,761
Hornbeck Offshore Services, Inc.	*	†	6,789	91,855
Independence Contract Drilling, Inc.	*		1,688	8,406
ION Geophysical Corp.	*	†	22,870	8,919
Key Energy Services, Inc.	*	†	24,102	11,328
Matrix Service Co.	*		4,454	100,081
McDermott International, Inc.	*	†	45,471	195,525
Nabors Industries Ltd. (Bermuda)			62,981	595,170
Natural Gas Services Group, Inc.	*		2,483	47,922
Newpark Resources, Inc.	*		16,681	85,407
Noble Corp. plc (United Kingdom)	†		45,732	498,936
Nordic American Offshore Ltd. (Norway)			2,988	17,928
North Atlantic Drilling Ltd. (Norway)	*	†	13,466	10,369
Oceaneering International, Inc.			18,192	714,582
Oil States International, Inc.	*		10,052	262,659
Parker Drilling Co.	*		23,214	61,053
Patterson-UTI Energy, Inc.			35,306	463,921
PHI, Inc.	*		2,638	49,805
Pioneer Energy Services Corp.	*		11,528	24,209
RigNet, Inc.	*	†	2,457	62,654
Rowan Cos. plc, Class A			23,237	375,278
RPC, Inc.			12,219	108,138
SEACOR Holdings, Inc.	*		3,635	217,409
Seadrill Ltd. (Bermuda)	*	†	70,470	415,773
Seventy Seven Energy, Inc.	*	†	9,000	12,420
Superior Energy Services, Inc.			26,989	340,871
Tesco Corp.			7,240	51,694
TETRA Technologies, Inc.	*		13,207	78,053
Unit Corp.	*		9,048	101,880
US Silica Holdings, Inc.	†		10,120	142,591

				7,570,950

Food & Staples Retailing—0.6%
Andersons, Inc. (The)			5,380	183,243
Casey’s General Stores, Inc.			7,206	741,642
Chefs’ Warehouse, Inc. (The)	*		3,665	51,896
Fairway Group Holdings Corp.	*	†	2,487	2,611
Fresh Market, Inc. (The)	*	†	7,516	169,787
Ingles Markets, Inc., Class A			2,783	133,111

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Natural Grocers by Vitamin Cottage, Inc.	*		1,404	$31,857
PriceSmart, Inc.			3,749	289,948
Rite Aid Corp.	*		182,330	1,106,743
Smart & Final Stores, Inc.	*		5,530	86,876
SpartanNash Co.			7,304	188,808
Sprouts Farmers Market, Inc.	*		28,739	606,393
SUPERVALU, Inc.	*		50,656	363,710
United Natural Foods, Inc.	*		8,967	434,989
Village Super Market, Inc., Class A			1,280	30,221
Weis Markets, Inc.			2,120	88,510

				4,510,345

Food Products—1.5%
Alico, Inc.			494	20,051
Amplify Snack Brands, Inc.	*		2,515	26,936
Arcadia Biosciences, Inc.	*	†	2,130	6,496
B&G Foods, Inc.			11,037	402,299
Blue Buffalo Pet Products, Inc.	*		6,521	116,791
Boulder Brands, Inc.	*	†	11,006	90,139
Calavo Growers, Inc.			2,921	130,393
Cal-Maine Foods, Inc.	†		5,508	300,792
Darling Ingredients, Inc.	*		30,976	348,170
Dean Foods Co.			17,835	294,634
Diamond Foods, Inc.	*		4,466	137,821
Farmer Bros. Co.	*		930	25,342
Flowers Foods, Inc.			32,116	794,550
Fresh Del Monte Produce, Inc.			6,328	250,019
Freshpet, Inc.	*	†	4,959	52,070
Hain Celestial Group, Inc. (The)	*		19,399	1,000,988
Ingredion, Inc.			13,480	1,176,939
Inventure Foods, Inc.	*		3,145	27,928
J&J Snack Foods Corp.			2,596	295,061
John B. Sanfilippo & Son, Inc.			1,899	97,343
Lancaster Colony Corp.			3,609	351,805
Landec Corp.	*		4,989	58,222
Lifeway Foods, Inc.	*		778	8,153
Limoneira Co.	†		1,586	26,534
Omega Protein Corp.	*		4,824	81,863
Pilgrim’s Pride Corp.	†		11,285	234,502
Pinnacle Foods, Inc.			21,661	907,163
Post Holdings, Inc.	*		11,720	692,652
Sanderson Farms, Inc.	†		3,975	272,566
Seaboard Corp.	*		51	157,029
Seneca Foods Corp., Class A	*		1,290	33,992
Snyder’s-Lance, Inc.			8,591	289,774
Tootsie Roll Industries, Inc.	†		3,554	111,205
TreeHouse Foods, Inc.	*		8,044	625,743
WhiteWave Foods Co. (The)	*		32,279	1,296,002

				10,741,967

Gas Utilities—1.2%
AGL Resources, Inc.			22,631	1,381,396
Atmos Energy Corp.			19,129	1,112,925
Chesapeake Utilities Corp.			2,728	144,802
Laclede Group, Inc. (The)			8,366	456,198
National Fuel Gas Co.			16,033	801,329
New Jersey Resources Corp.			16,497	495,405
Northwest Natural Gas Co.			4,674	214,256
ONE Gas, Inc.			10,163	460,689
Piedmont Natural Gas Co., Inc.			15,091	604,696
Questar Corp.			33,561	651,419
South Jersey Industries, Inc.			12,124	306,131
Southwest Gas Corp.			8,465	493,679
UGI Corp.			32,635	1,136,351

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
WGL Holdings, Inc.			8,938	$515,455

				8,774,731

Health Care Equipment & Supplies—3.3%
Abaxis, Inc.			4,420	194,436
ABIOMED, Inc.	*		7,947	737,164
Accuray, Inc.	*	†	15,070	75,275
Alere, Inc.	*		16,175	778,826
Align Technology, Inc.	*		15,343	870,869
Analogic Corp.			2,120	173,925
AngioDynamics, Inc.	*		5,314	70,092
Anika Therapeutics, Inc.	*		2,511	79,925
Antares Pharma, Inc.	*	†	38,837	66,023
AtriCure, Inc.	*		5,136	112,530
Atrion Corp.			291	109,113
Cantel Medical Corp.			6,207	351,937
Cardiovascular Systems, Inc.	*		6,442	102,041
Cerus Corp.	*	†	16,123	73,198
ConforMIS, Inc.	*		1,735	31,334
CONMED Corp.			5,207	248,582
Cooper Cos., Inc. (The)			8,906	1,325,747
Corindus Vascular Robotics, Inc.	*	†	5,896	18,219
CryoLife, Inc.			3,944	38,375
Cutera, Inc.	*		3,793	49,612
Cyberonics, Inc.	*		4,848	294,661
Cynosure, Inc., Class A	*		4,027	120,971
DENTSPLY International, Inc.			25,816	1,305,515
DexCom, Inc.	*		14,674	1,259,910
EndoChoice Holdings, Inc.	*		1,101	12,507
Endologix, Inc.	*		11,389	139,629
Entellus Medical, Inc.	*		920	16,578
Exactech, Inc.	*		1,480	25,796
GenMark Diagnostics, Inc.	*		7,868	61,921
Glaukos Corp.	*		1,157	27,988
Globus Medical, Inc., Class A	*		13,202	272,753
Greatbatch, Inc.	*		5,009	282,608
Haemonetics Corp.	*		9,672	312,599
Halyard Health, Inc.	*		8,963	254,908
HeartWare International, Inc.	*	†	3,325	173,931
Hill-Rom Holdings, Inc.			10,313	536,173
Hologic, Inc.	*		46,295	1,811,523
ICU Medical, Inc.	*		2,585	283,058
IDEXX Laboratories, Inc.	*		17,678	1,312,592
Inogen, Inc.	*		2,611	126,764
Insulet Corp.	*		10,118	262,157
Integra LifeSciences Holdings Corp.	*		5,541	329,967
Invacare Corp.			6,320	91,450
InVivo Therapeutics Holdings Corp.	*	†	4,253	36,661
Invuity, Inc.	*		771	10,809
iRadimed Corp.	*		736	17,929
K2M Group Holdings, Inc.	*		4,053	75,386
Lantheus Holdings, Inc.	*		2,053	8,828
LDR Holding Corp.	*		5,118	176,725
LeMaitre Vascular, Inc.			3,113	37,947
Masimo Corp.	*		8,258	318,428
Meridian Bioscience, Inc.			7,174	122,675
Merit Medical Systems, Inc.	*		8,859	211,819
Natus Medical, Inc.	*		6,191	244,235
Neogen Corp.	*		6,836	307,552
Nevro Corp.	*	†	3,423	158,793
NuVasive, Inc.	*		9,305	448,687
NxStage Medical, Inc.	*		11,835	186,638
OraSure Technologies, Inc.	*		8,723	38,730
Orthofix International NV (Curacao)	*		3,796	128,115

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Oxford Immunotec Global plc (United Kingdom)	*	†	4,716	$63,666
Quidel Corp.	*		5,467	103,217
ResMed, Inc.			26,021	1,326,030
Rockwell Medical, Inc.	*	†	8,627	66,514
RTI Surgical, Inc.	*		13,504	76,703
SeaSpine Holdings Corp.	*		1,586	25,693
Second Sight Medical Products, Inc.	*	†	703	4,169
Sientra, Inc.	*		1,004	10,191
Sirona Dental Systems, Inc.	*		10,527	982,590
Spectranetics Corp. (The)	*		7,119	83,933
STAAR Surgical Co.	*	†	7,139	55,399
STERIS Corp.	†		11,381	739,424
SurModics, Inc.	*		3,217	70,259
Tandem Diabetes Care, Inc.	*		4,888	43,063
Teleflex, Inc.			7,868	977,284
Thoratec Corp.	*		10,349	654,678
Tornier NV (Netherlands)	*		6,135	125,093
TransEnterix, Inc.	*	†	4,614	10,428
Unilife Corp.	*	†	22,514	22,061
Utah Medical Products, Inc.			525	28,282
Vascular Solutions, Inc.	*		2,721	88,188
Veracyte, Inc.	*	†	845	3,963
West Pharmaceutical Services, Inc.			13,084	708,106
Wright Medical Group, Inc.	*		8,782	184,598
Zeltiq Aesthetics, Inc.	*		6,402	205,056

				24,011,727

Health Care Providers & Services—2.6%
AAC Holdings, Inc.	*	†	1,004	22,339
Acadia Healthcare Co., Inc.	*		9,656	639,903
Aceto Corp.			4,950	135,877
Addus HomeCare Corp.	*		874	27,225
Adeptus Health, Inc., Class A	*	†	1,303	105,230
Air Methods Corp.	*		7,403	252,368
Alliance HealthCare Services, Inc.	*		806	7,867
Almost Family, Inc.	*		1,537	61,557
Amedisys, Inc.	*		5,275	200,292
AMN Healthcare Services, Inc.	*		9,117	273,601
Amsurg Corp.	*		9,229	717,186
BioScrip, Inc.	*	†	14,738	27,560
BioTelemetry, Inc.	*		4,248	51,996
Brookdale Senior Living, Inc.	*		34,131	783,648
Capital Senior Living Corp.	*		5,534	110,957
Centene Corp.	*		21,935	1,189,535
Chemed Corp.			3,102	414,024
Civitas Solutions, Inc.	*		2,042	46,803
Community Health Systems, Inc.	*		22,316	954,455
Corvel Corp.	*		2,370	76,551
Cross Country Healthcare, Inc.	*		7,291	99,231
Diplomat Pharmacy, Inc.	*		7,132	204,902
Ensign Group, Inc. (The)			4,445	189,490
Envision Healthcare Holdings, Inc.	*		34,246	1,259,910
ExamWorks Group, Inc.	*		8,130	237,721
Five Star Quality Care, Inc.	*		9,106	28,138
Genesis Healthcare, Inc.	*		4,230	25,930
Hanger, Inc.	*		6,290	85,796
Health Net, Inc.	*		14,633	881,199
HealthEquity, Inc.	*		7,265	214,681
HealthSouth Corp.			17,085	655,551
Healthways, Inc.	*		5,769	64,151
IPC Healthcare, Inc.	*		3,142	244,102
Kindred Healthcare, Inc.			15,596	245,637
Landauer, Inc.			1,882	69,615
LHC Group, Inc.	*		2,770	124,013

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
LifePoint Health, Inc.	*		8,108	$574,857
Magellan Health, Inc.	*		4,963	275,099
MEDNAX, Inc.	*		17,267	1,325,933
Molina Healthcare, Inc.	*		7,405	509,834
National HealthCare Corp.			1,812	110,333
National Research Corp., Class A			1,929	23,032
Nobilis Health Corp.	*	†	8,378	43,733
Owens & Minor, Inc.			11,945	381,523
Patterson Cos., Inc.			16,399	709,257
PharMerica Corp.	*		5,445	155,019
Premier, Inc., Class A	*		6,572	225,880
Providence Service Corp. (The)	*		2,879	125,467
RadNet, Inc.	*		5,263	29,210
Select Medical Holdings Corp.			18,164	195,990
Surgical Care Affiliates, Inc.	*		3,635	118,828
Team Health Holdings, Inc.	*		13,405	724,272
Teladoc, Inc.	*		1,590	35,441
Tenet Healthcare Corp.	*		18,829	695,167
Triple-S Management Corp., Class B (Puerto Rico)	*		4,524	80,572
Trupanion, Inc.	*	†	1,368	10,328
U.S. Physical Therapy, Inc.			2,234	100,284
Universal American Corp.	*		7,130	48,769
VCA, Inc.	*		15,609	821,814
WellCare Health Plans, Inc.	*		8,387	722,792

				18,772,475

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*		34,850	432,140
athenahealth, Inc.	*	†	7,053	940,517
Castlight Health, Inc., Class B	*	†	8,875	37,275
Computer Programs & Systems, Inc.	†		2,114	89,063
Connecture, Inc.	*		1,160	5,290
Evolent Health, Inc., Class A	*		2,217	35,383
HealthStream, Inc.	*		5,286	115,288
HMS Holdings Corp.	*		15,079	132,243
Imprivata, Inc.	*		973	17,290
Inovalon Holdings, Inc., Class A	*	†	4,490	93,527
MedAssets, Inc.	*		11,090	222,465
Medidata Solutions, Inc.	*		10,151	427,459
Merge Healthcare, Inc.	*		17,338	123,100
Omnicell, Inc.	*		6,227	193,660
Press Ganey Holdings, Inc.	*		1,639	48,498
Quality Systems, Inc.			8,711	108,713
Veeva Systems, Inc., Class A	*	†	13,842	324,041
Vocera Communications, Inc.	*		3,339	38,098

				3,384,050

Hotels, Restaurants & Leisure—2.4%
Aramark			35,806	1,061,290
Belmond Ltd., Class A (United Kingdom)	*		18,365	185,670
Biglari Holdings, Inc.	*		354	129,472
BJ’s Restaurants, Inc.	*		3,615	155,553
Bloomin’ Brands, Inc.			23,431	425,976
Bob Evans Farms, Inc.			4,353	188,703
Bojangles’, Inc.	*	†	2,172	36,707
Boyd Gaming Corp.	*		15,808	257,670
Bravo Brio Restaurant Group, Inc.	*		3,101	34,948
Brinker International, Inc.			11,688	615,607
Buffalo Wild Wings, Inc.	*		3,621	700,410
Caesars Acquisition Co., Class A	*	†	7,358	52,242
Caesars Entertainment Corp.	*	†	8,076	47,568
Carrols Restaurant Group, Inc.	*		5,985	71,221
Cheesecake Factory, Inc. (The)			9,090	490,496
Choice Hotels International, Inc.			6,908	329,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Churchill Downs, Inc.		2,621	$350,716
Chuy’s Holdings, Inc.	*	3,373	95,793
ClubCorp Holdings, Inc.		7,381	158,396
Cracker Barrel Old Country Store, Inc.	†	3,443	507,085
Dave & Buster’s Entertainment, Inc.	*	3,767	142,506
Del Frisco’s Restaurant Group, Inc.	*	3,974	55,199
Denny’s Corp.	*	15,003	165,483
Diamond Resorts International, Inc.	*†	7,268	169,998
DineEquity, Inc.		3,275	300,186
Domino’s Pizza, Inc.		10,444	1,127,012
Dunkin’ Brands Group, Inc.		18,258	894,642
El Pollo Loco Holdings, Inc.	*†	1,346	14,510
Eldorado Resorts, Inc.	*	7,389	66,649
Empire Resorts, Inc.	*†	2,600	10,946
Extended Stay America, Inc.	*	27,591	462,977
Fiesta Restaurant Group, Inc.	*	4,707	213,557
Fogo De Chao, Inc.	*	846	13,198
Habit Restaurants, Inc. (The), Class A	*†	2,735	58,556
International Game Technology plc	†	18,134	277,994
International Speedway Corp., Class A		5,069	160,789
Interval Leisure Group, Inc.		6,806	124,958
Intrawest Resorts Holdings, Inc.	*	3,352	29,028
Isle of Capri Casinos, Inc.	*	5,204	90,758
J Alexander’s Holdings, Inc.	*	2,502	24,944
Jack in the Box, Inc.		7,166	552,069
Jamba, Inc.	*†	3,273	46,640
Kona Grill, Inc.	*†	2,212	34,839
Krispy Kreme Doughnuts, Inc.	*	12,266	179,452
La Quinta Holdings, Inc.	*	17,964	283,472
Marcus Corp. (The)		4,188	80,996
Marriott Vacations Worldwide Corp.		4,646	316,578
Monarch Casino & Resort, Inc.	*	2,050	36,838
Morgans Hotel Group Co.	*	5,643	18,735
Noodles & Co.	*†	1,842	26,083
Panera Bread Co., Class A	*	4,708	910,574
Papa John’s International, Inc.		5,552	380,201
Papa Murphy’s Holdings, Inc.	*†	956	14,034
Pinnacle Entertainment, Inc.	*	10,729	363,069
Planet Fitness, Inc., Class A	*	2,602	44,598
Popeyes Louisiana Kitchen, Inc.	*	4,381	246,913
Potbelly Corp.	*†	2,452	26,997
Red Robin Gourmet Burgers, Inc.	*	2,741	207,603
Ruby Tuesday, Inc.	*	11,736	72,881
Ruth’s Hospitality Group, Inc.		8,073	131,106
Scientific Games Corp., Class A	*†	8,925	93,266
SeaWorld Entertainment, Inc.	†	13,202	235,128
Shake Shack, Inc., Class A	*†	1,010	47,874
Six Flags Entertainment Corp.		13,756	629,750
Sonic Corp.		10,276	235,834
Speedway Motorsports, Inc.		1,680	30,324
Texas Roadhouse, Inc.		13,472	501,158
Vail Resorts, Inc.		6,753	706,904
Wendy’s Co. (The)		40,661	351,718
Wingstop, Inc.	*	1,118	26,810
Zoe’s Kitchen, Inc.	*†	3,187	125,855

			17,256,878

Household Durables—2.4%
Bassett Furniture Industries, Inc.		1,723	47,986
Beazer Homes USA, Inc.	*	4,831	64,397
Cavco Industries, Inc.	*	1,545	105,199
Century Communities, Inc.	*	2,504	49,704

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CSS Industries, Inc.		1,584	$41,723
D.R. Horton, Inc.		61,775	1,813,714
Ethan Allen Interiors, Inc.		4,278	112,982
Flexsteel Industries, Inc.		839	26,219
GoPro, Inc., Class A	*†	16,566	517,191
Green Brick Partners, Inc.	*	3,764	40,764
Harman International Industries, Inc.		13,138	1,261,117
Helen of Troy Ltd. (Bermuda)	*	5,166	461,324
Hooker Furniture Corp.	†	1,732	40,771
Hovnanian Enterprises, Inc., Class A	*†	21,157	37,448
Installed Building Products, Inc.	*	3,344	84,536
iRobot Corp.	*	5,589	162,863
Jarden Corp.	*	39,696	1,940,340
KB Home	†	16,450	222,897
La-Z-Boy, Inc.		9,601	255,003
Leggett & Platt, Inc.		26,057	1,074,851
Lennar Corp., Class A		32,049	1,542,518
Lennar Corp., Class B		1,554	61,538
LGI Homes, Inc.	*†	3,906	106,204
Libbey, Inc.		3,551	115,798
Lifetime Brands, Inc.		1,617	22,606
M/I Homes, Inc.	*	4,003	94,391
MDC Holdings, Inc.		6,738	176,401
Meritage Homes Corp.	*	7,760	283,395
NACCO Industries, Inc., Class A		829	39,419
New Home Co., Inc. (The)	*	1,400	18,130
NVR, Inc.	*	769	1,172,894
PulteGroup, Inc.		67,355	1,270,989
Ryland Group, Inc. (The)		9,080	370,736
Skullcandy, Inc.	*	3,066	16,955
Standard Pacific Corp.	*	29,066	232,528
Taylor Morrison Home Corp., Class A	*	6,556	122,335
Tempur Sealy International, Inc.	*	11,596	828,302
Toll Brothers, Inc.	*	33,189	1,136,391
TRI Pointe Group, Inc.	*	30,750	402,518
Tupperware Brands Corp.		9,106	450,656
Universal Electronics, Inc.	*	3,125	131,344
WCI Communities, Inc.	*	3,566	80,699
William Lyon Homes, Class A	*	3,916	80,670
ZAGG, Inc.	*	4,728	32,103

			17,150,549

Household Products—0.2%
Central Garden & Pet Co., Class A	*	6,906	111,256
Energizer Holdings, Inc.		11,958	462,894
HRG Group, Inc.	*	13,829	162,214
Oil-Dri Corp of America		764	17,496
Orchids Paper Products Co.		1,092	28,501
Spectrum Brands Holdings, Inc.		4,786	437,967
WD-40 Co.		2,756	245,477

			1,465,805

Independent Power and Renewable Electricity Producers—0.2%
Abengoa Yield plc (Spain)	†	8,416	139,285
Atlantic Power Corp.	†	20,459	38,054
Dynegy, Inc.	*	24,495	506,312
NRG Yield, Inc., Class A	†	7,299	81,384
NRG Yield, Inc., Class C	†	12,461	144,672
Ormat Technologies, Inc.	†	7,257	246,956
Pattern Energy Group, Inc.	†	10,977	209,551
Talen Energy Corp.	*	16,447	166,115
TerraForm Global, Inc., Class A	*	7,207	47,998
TerraForm Power, Inc., Class A	*	9,969	141,759

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vivint Solar, Inc.	*†	3,399	$35,621

			1,757,707

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		12,298	1,074,599
Raven Industries, Inc.	†	6,841	115,955

			1,190,554

Insurance—4.6%
Alleghany Corp.	*	3,018	1,412,756
Allied World Assurance Co. Holdings AG (Switzerland)		18,189	694,274
Ambac Financial Group, Inc.	*	7,905	114,385
American Equity Investment Life Holding Co.		14,698	342,610
American Financial Group, Inc.		13,089	901,963
American National Insurance Co.		1,400	136,696
AMERISAFE, Inc.		3,489	173,508
AmTrust Financial Services, Inc.	†	7,421	467,375
Arch Capital Group Ltd. (Bermuda)	*	22,863	1,679,745
Argo Group International Holdings Ltd. (Bermuda)		5,217	295,230
Arthur J. Gallagher & Co.		31,697	1,308,452
Aspen Insurance Holdings Ltd. (Bermuda)		11,332	526,598
Assurant, Inc.		12,880	1,017,649
Assured Guaranty Ltd. (Bermuda)		28,755	718,875
Atlas Financial Holdings, Inc.	*	1,852	34,262
Axis Capital Holdings Ltd. (Bermuda)		19,106	1,026,374
Baldwin & Lyons, Inc., Class B		1,792	38,886
Brown & Brown, Inc.		22,093	684,220
Citizens, Inc.	*†	8,606	63,856
CNO Financial Group, Inc.		37,596	707,181
Crawford & Co., Class B		3,721	20,875
Donegal Group, Inc., Class A		1,264	17,772
eHealth, Inc.	*	3,302	42,299
EMC Insurance Group, Inc.		1,561	36,231
Employers Holdings, Inc.		5,724	127,588
Endurance Specialty Holdings Ltd. (Bermuda)		11,333	691,653
Enstar Group Ltd. (Bermuda)	*	1,557	233,550
Erie Indemnity Co., Class A		4,544	376,879
Everest Re Group Ltd. (Bermuda)		8,378	1,452,242
FBL Financial Group, Inc., Class A		1,560	95,971
Federated National Holding Co.		2,947	70,787
Fidelity & Guaranty Life		2,136	52,417
First American Financial Corp.		20,618	805,545
Genworth Financial, Inc., Class A	*	88,917	410,796
Global Indemnity plc (Ireland)	*	1,488	38,941
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	125,325
Hallmark Financial Services, Inc.	*	2,249	25,841
Hanover Insurance Group, Inc. (The)		8,258	641,647
HCC Insurance Holdings, Inc.		18,053	1,398,566
HCI Group, Inc.		1,491	57,806
Heritage Insurance Holdings, Inc.	*	4,070	80,301
Horace Mann Educators Corp.		7,441	247,190
Independence Holding Co.		1,901	24,637
Infinity Property & Casualty Corp.		1,953	157,295
James River Group Holdings Ltd. (Bermuda)		1,940	52,167
Kansas City Life Insurance Co.		423	19,877
Kemper Corp.		7,836	277,159
Maiden Holdings Ltd. (Bermuda)		8,262	114,677
MBIA, Inc.	*	27,028	164,330

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mercury General Corp.		5,146	$259,924
National General Holdings Corp.		8,276	159,644
National Interstate Corp.		1,051	28,041
National Western Life Insurance Co., Class A		368	81,954
Navigators Group, Inc. (The)	*	1,745	136,075
Old Republic International Corp.		49,704	777,371
OneBeacon Insurance Group Ltd., Class A		4,581	64,317
PartnerRe Ltd. (Bermuda)		9,016	1,252,142
Patriot National, Inc.	*	1,460	23,112
Primerica, Inc.		25,668	1,156,857
ProAssurance Corp.		10,364	508,561
Reinsurance Group of America, Inc.		12,521	1,134,277
RenaissanceRe Holdings Ltd. (Bermuda)		8,740	929,237
RLI Corp.		8,090	433,058
Safety Insurance Group, Inc.		3,079	166,728
Selective Insurance Group, Inc.		10,825	336,224
StanCorp Financial Group, Inc.		8,007	914,399
State Auto Financial Corp.		2,585	58,964
State National Cos., Inc.		4,318	40,373
Stewart Information Services Corp.		4,354	178,122
Symetra Financial Corp.		13,661	432,234
Third Point Reinsurance Ltd. (Bermuda)	*	14,471	194,635
Torchmark Corp.		23,284	1,313,218
United Fire Group, Inc.		3,518	123,306
United Insurance Holdings Corp.		2,677	35,203
Universal Insurance Holdings, Inc.		5,131	151,570
W.R. Berkley Corp.		18,424	1,001,713
White Mountains Insurance Group Ltd.		1,139	851,175

			32,947,693

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	6,281	57,157
Blue Nile, Inc.	*	2,444	81,972
Etsy, Inc.	*†	3,200	43,808
EVINE Live, Inc.	*	6,239	16,346
FTD Cos., Inc.	*	3,867	115,237
Groupon, Inc.	*†	95,819	312,370
HomeAway, Inc.	*	17,567	466,228
HSN, Inc.		5,985	342,581
Lands’ End, Inc.	*†	2,788	75,304
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	295,304
Liberty Ventures, Series A	*	26,820	1,082,187
Nutrisystem, Inc.		5,029	133,369
Overstock.com, Inc.	*	2,104	36,105
PetMed Express, Inc.	†	3,185	51,278
Shutterfly, Inc.	*	7,318	261,619
Travelport Worldwide Ltd. (United Kingdom)		20,831	275,386
Wayfair, Inc., Class A	*†	3,421	119,940
zulily, Inc., Class A	*	13,072	227,453

			3,993,644

Internet Software & Services—1.7%
Alarm.com Holdings, Inc.	*	1,349	15,729
Amber Road, Inc.	*†	1,500	6,330
Angie’s List, Inc.	*†	7,000	35,280
Apigee Corp.	*†	1,341	14,148
Appfolio, Inc., Class A	*	943	15,890
Bankrate, Inc.	*	11,716	121,261
Bazaarvoice, Inc.	*†	8,939	40,315

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Benefitfocus, Inc.	*†	1,876	$58,625
Blucora, Inc.	*	7,679	105,740
Box, Inc., Class A	*†	2,200	27,676
Brightcove, Inc.	*	6,369	31,335
Carbonite, Inc.	*	2,935	32,667
Care.com, Inc.	*	1,199	6,163
ChannelAdvisor Corp.	*	3,431	34,104
Cimpress NV (Netherlands)	*	5,874	447,070
comScore, Inc.	*	6,168	284,653
Constant Contact, Inc.	*	5,890	142,774
Cornerstone OnDemand, Inc.	*	10,350	341,550
CoStar Group, Inc.	*	6,135	1,061,723
Coupons.com, Inc.	*†	9,970	89,730
Cvent, Inc.	*†	4,973	167,391
Dealertrack Technologies, Inc.	*	10,292	650,043
Demandware, Inc.	*†	6,357	328,530
DHI Group, Inc.	*	6,835	49,964
EarthLink Holdings Corp.		20,557	159,933
Endurance International Group Holdings, Inc.	*†	9,873	131,903
Envestnet, Inc.	*	5,918	177,362
Everyday Health, Inc.	*	5,543	50,663
Five9, Inc.	*†	1,997	7,389
GoDaddy, Inc., Class A	*†	3,779	95,269
Gogo, Inc.	*†	11,015	168,309
GrubHub, Inc.	*	14,331	348,816
GTT Communications, Inc.	*	4,161	96,785
Hortonworks, Inc.	*	1,260	27,581
IAC/InterActiveCorp		13,928	909,081
Internap Corp.	*	12,233	74,988
Intralinks Holdings, Inc.	*	8,511	70,556
j2 Global, Inc.		9,216	652,954
Limelight Networks, Inc.	*	17,003	32,476
Liquidity Services, Inc.	*	4,692	34,674
LivePerson, Inc.	*	8,795	66,490
LogMeIn, Inc.	*	4,468	304,539
Marchex, Inc., Class B		5,699	22,967
Marin Software, Inc.	*†	4,390	13,741
Marketo, Inc.	*	5,996	170,406
MaxPoint Interactive, Inc.	*†	1,797	7,332
Millennial Media, Inc.	*†	35,932	62,881
MINDBODY, Inc., Class A	*	1,198	18,725
Monster Worldwide, Inc.	*	16,068	103,157
New Relic, Inc.	*	1,000	38,110
NIC, Inc.		12,220	216,416
OPOWER, Inc.	*†	6,737	60,027
Pandora Media, Inc.	*	38,388	819,200
Q2 Holdings, Inc.	*	3,289	81,304
QuinStreet, Inc.	*	5,214	28,938
Rackspace Hosting, Inc.	*	23,000	567,640
RealNetworks, Inc.	*	4,328	17,701
Reis, Inc.		1,345	30,464
RetailMeNot, Inc.	*	8,357	68,862
Rocket Fuel, Inc.	*†	3,037	14,183
SciQuest, Inc.	*	8,532	85,320
Shutterstock, Inc.	*†	3,401	102,846
SPS Commerce, Inc.	*	2,907	197,356
Stamps.com, Inc.	*	2,445	180,954
TechTarget, Inc.	*	2,374	20,226
Textura Corp.	*†	3,086	79,742
Travelzoo, Inc.	*	1,808	14,952
TrueCar, Inc.	*†	7,966	41,503
Web.com Group, Inc.	*	9,090	191,617
WebMD Health Corp.	*	7,369	293,581
Wix.com Ltd. (Israel)	*	3,368	58,671

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xactly Corp.	*	1,293	$10,085
XO Group, Inc.	*	5,737	81,064
Xoom Corp.	*	5,162	128,431
Yelp, Inc.	*†	11,359	246,036
Zillow Group, Inc., Class A	*†	7,921	227,570
Zillow Group, Inc., Class C	*†	15,842	427,734

			12,248,201

IT Services—2.9%
6D Global Technologies, Inc.	*†‡	5,185	12,901
Acxiom Corp.	*	13,925	275,158
Black Knight Financial Services, Inc., Class A	*	3,315	107,903
Blackhawk Network Holdings, Inc.	*	9,680	410,335
Booz Allen Hamilton Holding Corp.		19,237	504,202
Broadridge Financial Solutions, Inc.		22,663	1,254,397
CACI International, Inc., Class A	*	4,452	329,314
Cardtronics, Inc.	*	8,805	287,923
Cass Information Systems, Inc.		2,024	99,439
Ciber, Inc.	*	14,012	44,558
Convergys Corp.		18,752	433,359
CoreLogic, Inc.	*	16,573	617,013
CSG Systems International, Inc.		5,860	180,488
Datalink Corp.	*	4,947	29,534
DST Systems, Inc.		6,866	721,891
EPAM Systems, Inc.	*	9,171	683,423
Euronet Worldwide, Inc.	*	9,488	702,966
Everi Holdings, Inc.	*	13,203	67,731
EVERTEC, Inc. (Puerto Rico)		12,578	227,284
ExlService Holdings, Inc.	*	6,615	244,292
Forrester Research, Inc.		2,455	77,185
Gartner, Inc.	*	15,343	1,287,738
Genpact Ltd.	*	30,367	716,965
Global Payments, Inc.		12,279	1,408,770
Hackett Group, Inc. (The)		4,524	62,205
Heartland Payment Systems, Inc.		6,660	419,647
Jack Henry & Associates, Inc.		15,488	1,078,120
Leidos Holdings, Inc.		12,626	521,580
Lionbridge Technologies, Inc.	*	11,139	55,027
Luxoft Holding, Inc. (Switzerland)	*	3,665	231,958
ManTech International Corp., Class A		4,079	104,830
MAXIMUS, Inc.		12,542	747,001
ModusLink Global Solutions, Inc.	*†	10,739	30,713
MoneyGram International, Inc.	*	4,578	36,716
NeuStar, Inc., Class A	*†	10,710	291,419
Perficient, Inc.	*	5,746	88,661
PFSweb, Inc.	*†	3,159	44,921
Sabre Corp.		21,432	582,522
Science Applications International Corp.		8,747	351,717
ServiceSource International, Inc.	*	9,931	39,724
Sykes Enterprises, Inc.	*	6,610	168,555
Syntel, Inc.	*	5,846	264,882
TeleTech Holdings, Inc.		3,175	85,058
Teradata Corp.	*	26,397	764,457
Total System Services, Inc.		30,516	1,386,342
Unisys Corp.	*	8,668	103,149
Vantiv, Inc., Class A	*	26,559	1,193,030
VeriFone Systems, Inc.	*	21,715	602,157
Virtusa Corp.	*	5,805	297,855
WEX, Inc.	*	7,370	640,011

			20,917,026

Leisure Products—0.5%
Arctic Cat, Inc.		2,262	50,171

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Black Diamond, Inc.	*	3,789	$23,795
Brunswick Corp.		17,609	843,295
Callaway Golf Co.		13,092	109,318
Escalade, Inc.		1,595	25,201
JAKKS Pacific, Inc.	*†	3,244	27,639
Johnson Outdoors, Inc., Class A		785	16,564
Malibu Boats, Inc., Class A	*	4,278	59,806
Marine Products Corp.		3,091	21,452
MCBC Holdings, Inc.	*	1,170	15,163
Nautilus, Inc.	*	4,916	73,740
Performance Sports Group Ltd.	*	7,260	97,429
Polaris Industries, Inc.		12,252	1,468,647
Smith & Wesson Holding Corp.	*	9,907	167,131
Sturm Ruger & Co., Inc.	†	3,706	217,505
Vista Outdoor, Inc.	*	11,969	531,783

			3,748,639

Life Sciences Tools & Services—1.2%
Accelerate Diagnostics, Inc.	*†	3,846	62,228
Affymetrix, Inc.	*	13,418	114,590
Albany Molecular Research, Inc.	*†	3,704	64,524
Bio-Rad Laboratories, Inc., Class A	*	3,964	532,405
Bio-Techne Corp.		6,858	634,091
Bruker Corp.	*	19,703	323,720
Cambrex Corp.	*	6,259	248,357
Charles River Laboratories International, Inc.	*	9,058	575,364
Fluidigm Corp.	*	5,173	41,953
Harvard Bioscience, Inc.	*	8,764	33,128
INC Research Holdings, Inc., Class A	*	2,747	109,880
Luminex Corp.	*	7,419	125,455
Mettler-Toledo International, Inc.	*	5,153	1,467,265
NanoString Technologies, Inc.	*†	1,700	27,200
NeoGenomics, Inc.	*†	8,573	49,123
Pacific Biosciences of California, Inc.	*	10,007	36,626
PAREXEL International Corp.	*	10,526	651,770
PerkinElmer, Inc.		21,443	985,520
PRA Health Sciences, Inc.	*	3,221	125,071
QIAGEN NV (Netherlands)	*	43,881	1,132,130
Quintiles Transnational Holdings, Inc.	*	14,675	1,020,940
Sequenom, Inc.	*†	20,997	36,745
VWR Corp.	*	4,845	124,468

			8,522,553

Machinery—3.6%
Accuride Corp.	*	5,687	15,753
Actuant Corp., Class A		11,535	212,129
AGCO Corp.		13,790	643,028
Alamo Group, Inc.		2,138	99,951
Albany International Corp., Class A		5,205	148,915
Allison Transmission Holdings, Inc.		33,399	891,419
Altra Industrial Motion Corp.		5,386	124,524
American Railcar Industries, Inc.	†	1,579	57,097
Astec Industries, Inc.		3,453	115,710
Barnes Group, Inc.		10,193	367,458
Blount International, Inc.	*	9,180	51,133
Blue Bird Corp.	*†	1,333	13,277
Briggs & Stratton Corp.		9,174	177,150
Chart Industries, Inc.	*	5,455	104,791
CIRCOR International, Inc.		3,375	135,405
CLARCOR, Inc.		9,631	459,206
Colfax Corp.	*	18,803	562,398
Columbus McKinnon Corp.		3,189	57,912

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Commercial Vehicle Group, Inc.	*	2,891	$11,651
Crane Co.		8,619	401,732
Donaldson Co., Inc.		25,960	728,957
Douglas Dynamics, Inc.		3,681	73,105
EnPro Industries, Inc.		4,385	171,760
ESCO Technologies, Inc.		4,502	161,622
ExOne Co. (The)	*†	1,694	11,367
Federal Signal Corp.		11,860	162,601
FreightCar America, Inc.		2,798	48,014
Global Brass & Copper Holdings, Inc.		3,564	73,098
Gorman-Rupp Co. (The)		3,896	93,387
Graco, Inc.		11,173	748,926
Graham Corp.		1,617	28,540
Greenbrier Cos., Inc. (The)	†	4,868	156,311
Harsco Corp.		14,896	135,107
Hillenbrand, Inc.		11,125	289,361
Hurco Cos., Inc.		1,248	32,748
Hyster-Yale Materials Handling, Inc.		2,095	121,154
IDEX Corp.		14,761	1,052,459
ITT Corp.		17,056	570,182
John Bean Technologies Corp.		5,724	218,943
Joy Global, Inc.	†	17,464	260,738
Kadant, Inc.		2,466	96,199
Kennametal, Inc.		14,470	360,158
L.B. Foster Co., Class A		1,705	20,937
Lincoln Electric Holdings, Inc.		14,365	753,157
Lindsay Corp.	†	2,395	162,357
Lydall, Inc.	*	2,982	84,957
Manitowoc Co., Inc. (The)	†	24,357	365,355
Meritor, Inc.	*	17,017	180,891
Middleby Corp. (The)	*	10,602	1,115,224
Milacron Holdings Corp.	*	2,464	43,243
Miller Industries, Inc.		1,779	34,762
Mueller Industries, Inc.		9,973	295,001
Mueller Water Products, Inc., Class A		30,046	230,152
Navistar International Corp.	*†	10,261	130,520
NN, Inc.		5,770	106,745
Nordson Corp.		11,584	729,097
Omega Flex, Inc.		488	16,299
Oshkosh Corp.		14,432	524,315
Proto Labs, Inc.	*†	4,553	305,051
RBC Bearings, Inc.	*	4,314	257,675
Rexnord Corp.	*	19,748	335,321
Snap-on, Inc.		10,939	1,651,133
SPX Corp.		7,635	91,009
SPX FLOW, Inc.	*	7,635	262,873
Standex International Corp.		2,170	163,509
Sun Hydraulics Corp.		4,279	117,544
Tennant Co.		3,191	179,270
Terex Corp.		18,844	338,061
Timken Co. (The)		14,447	397,148
Titan International, Inc.		8,071	53,349
Toro Co. (The)		10,162	716,827
TriMas Corp.	*	8,555	139,874
Trinity Industries, Inc.		29,479	668,289
Twin Disc, Inc.		1,926	23,902
Valmont Industries, Inc.	†	4,229	401,290
Wabash National Corp.	*	12,487	132,237
WABCO Holdings, Inc.	*	10,319	1,081,741
Wabtec Corp.		18,195	1,602,070
Watts Water Technologies, Inc., Class A		5,244	276,988
Woodward, Inc.		11,933	485,673

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xerium Technologies, Inc.	*	1,744	$22,637
Xylem, Inc.		34,325	1,127,576

			25,869,435

Marine—0.2%
Eagle Bulk Shipping, Inc.	*	5,824	34,536
Golden Ocean Group Ltd. (Bermuda)	†	15,589	38,349
Kirby Corp.	*	10,626	658,281
Matson, Inc.		8,167	314,348
Navios Maritime Holdings, Inc. (Monaco)		12,773	31,805
Safe Bulkers, Inc. (Greece)		6,264	17,289
Scorpio Bulkers, Inc.	*	71,579	104,505
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	1,462

			1,200,575

Media—2.2%
AMC Entertainment Holdings, Inc., Class A		3,960	99,752
AMC Networks, Inc., Class A	*	11,391	833,480
Cable One, Inc.	*	627	262,976
Cablevision Systems Corp., Class A		38,371	1,245,906
Carmike Cinemas, Inc.	*	4,910	98,642
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	20,671
Cinemark Holdings, Inc.		22,053	716,502
Clear Channel Outdoor Holdings, Inc., Class A	*	8,401	59,899
Crown Media Holdings, Inc., Class A	*	4,399	23,535
Cumulus Media, Inc., Class A	*†	23,598	16,608
Daily Journal Corp.	*†	156	29,047
DreamWorks Animation SKG, Inc., Class A	*†	13,912	242,764
Entercom Communications Corp., Class A	*	3,975	40,386
Entravision Communications Corp., Class A		14,282	94,833
Eros International plc	*†	4,755	129,288
EW Scripps Co. (The), Class A		9,996	176,629
Gannett Co., Inc.		20,240	298,135
Global Eagle Entertainment, Inc.	*†	8,562	98,292
Gray Television, Inc.	*	10,278	131,147
Harte-Hanks, Inc.		7,272	25,670
Hemisphere Media Group, Inc.	*†	1,387	18,863
IMAX Corp. (Canada)	*	11,519	389,227
Interpublic Group of Cos., Inc. (The)		76,143	1,456,616
John Wiley & Sons, Inc., Class A		8,253	412,898
Journal Media Group, Inc.		3,100	23,250
Liberty Broadband Corp., Class A	*	5,113	263,013
Liberty Broadband Corp., Class C	*	12,444	636,760
Lions Gate Entertainment Corp.		17,736	652,685
Live Nation Entertainment, Inc.	*	27,788	668,024
Loral Space & Communications, Inc.	*	2,438	114,781
Madison Square Garden Co. (The), Class A	*	11,684	842,884
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	39,342
MDC Partners, Inc., Class A		7,283	134,226
Media General, Inc.	*†	18,690	261,473
Meredith Corp.		6,486	276,174
Morningstar, Inc.		3,700	296,962
National CineMedia, Inc.		10,391	139,447
New Media Investment Group, Inc.		8,704	134,564
New York Times Co. (The), Class A		24,566	290,124
Nexstar Broadcasting Group, Inc., Class A	†	5,657	267,859

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Radio Unica Communications Corp.	*‡d	1,900	$—
Reading International, Inc., Class A	*	2,976	37,706
Regal Entertainment Group, Class A	†	15,242	284,873
Rentrak Corp.	*†	2,592	140,149
Saga Communications, Inc., Class A		404	13,578
Scholastic Corp.		4,805	187,203
SFX Entertainment, Inc.	*†	7,447	3,797
Sinclair Broadcast Group, Inc., Class A	†	12,521	317,032
Sizmek, Inc.	*	5,674	33,987
Starz, Class A	*	16,493	615,849
TEGNA, Inc.		41,993	940,223
Time, Inc.		21,047	400,945
Townsquare Media, Inc., Class A	*	1,462	14,284
Tribune Media Co., Class A		15,071	536,528
Tribune Publishing Co.		4,213	33,030
World Wrestling Entertainment, Inc., Class A		4,743	80,157

			15,602,675

Metals & Mining—0.8%
AK Steel Holding Corp.	*†	34,225	82,482
Allegheny Technologies, Inc.		20,305	287,925
Carpenter Technology Corp.		9,228	274,718
Century Aluminum Co.	*†	9,652	44,399
Cliffs Natural Resources, Inc.	†	27,203	66,375
Coeur Mining, Inc.	*†	27,518	77,601
Commercial Metals Co.		22,078	299,157
Compass Minerals International, Inc.		6,047	473,903
Globe Specialty Metals, Inc.		11,203	135,892
Handy & Harman Ltd.	*	640	15,347
Haynes International, Inc.		2,542	96,189
Hecla Mining Co.	†	71,520	140,895
Horsehead Holding Corp.	*†	11,121	33,808
Kaiser Aluminum Corp.		3,267	262,177
Materion Corp.		3,982	119,540
Olympic Steel, Inc.		1,772	17,631
Reliance Steel & Aluminum Co.		14,122	762,729
Royal Gold, Inc.		11,742	551,639
Ryerson Holding Corp.	*†	1,802	9,461
Schnitzer Steel Industries, Inc., Class A		4,380	59,305
Steel Dynamics, Inc.		45,911	788,751
Stillwater Mining Co.	*	21,089	217,849
SunCoke Energy, Inc.		11,225	87,331
Tahoe Resources, Inc.		29,785	230,536
TimkenSteel Corp.		7,314	74,018
United States Steel Corp.	†	27,050	281,861
Worthington Industries, Inc.		8,660	229,317

			5,720,836

Multiline Retail—0.3%
Big Lots, Inc.		10,075	482,794
Burlington Stores, Inc.	*	14,090	719,154
Dillard’s, Inc., Class A	†	4,234	370,009
Fred’s, Inc., Class A		7,550	89,468
J.C. Penney Co., Inc.	*†	57,339	532,679
Ollie’s Bargain Outlet Holdings, Inc.	*	1,720	27,812
Sears Holdings Corp.	*†	2,629	59,415
Tuesday Morning Corp.	*	7,151	38,687

			2,320,018

Multi-Utilities—1.1%
Alliant Energy Corp.		21,354	1,248,996
Avista Corp.		11,016	366,282
Black Hills Corp.		7,951	328,694

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CMS Energy Corp.		52,127	$1,841,126
MDU Resources Group, Inc.		37,214	640,081
NorthWestern Corp.		8,462	455,509
SCANA Corp.		26,389	1,484,645
TECO Energy, Inc.		43,517	1,142,756
Vectren Corp.		15,797	663,632

			8,171,721

Oil, Gas & Consumable Fuels—2.1%
Abraxas Petroleum Corp.	*	16,099	20,607
Adams Resources & Energy, Inc.		479	19,639
Alon USA Energy, Inc.		6,729	121,593
Approach Resources, Inc.	*†	6,656	12,447
Ardmore Shipping Corp. (Ireland)		2,905	35,092
Bill Barrett Corp.	*†	9,354	30,868
Bonanza Creek Energy, Inc.	*†	7,758	31,575
California Resources Corp.	*†	75,284	195,738
Callon Petroleum Co.	*	13,623	99,312
Carrizo Oil & Gas, Inc.	*	9,567	292,176
Clayton Williams Energy, Inc.	*†	1,014	39,353
Clean Energy Fuels Corp.	*†	11,637	52,367
Cloud Peak Energy, Inc.	*†	11,802	31,039
Cobalt International Energy, Inc.	*	69,377	491,189
CONSOL Energy, Inc.	*†	63,949	626,700
Contango Oil & Gas Co.	*	3,036	23,074
CVR Energy, Inc.		2,695	110,630
Delek US Holdings, Inc.		10,301	285,338
Denbury Resources, Inc.	†	65,412	159,605
DHT Holdings, Inc. (Bermuda)		14,863	110,284
Diamondback Energy, Inc.	*	12,649	817,125
Dorian LPG Ltd.	*	4,126	42,539
Earthstone Energy, Inc.	*†	15,798	240,130
Eclipse Resources Corp.	*†	4,964	9,680
Energen Corp.		14,709	733,391
Energy Fuels, Inc. (Canada)	*	11,451	33,322
Energy XXI Ltd.	†	16,321	17,137
EP Energy Corp., Class A	*†	6,635	34,170
Erin Energy Corp.	*†	3,633	14,241
Evolution Petroleum Corp.		6,187	34,338
EXCO Resources, Inc.	*†	31,828	23,871
Frontline Ltd. (Bermuda)	*†	20,415	54,916
GasLog Ltd. (Monaco)	†	7,396	71,150
Gastar Exploration, Inc.	*	14,863	17,092
Gener8 Maritime, Inc.	*	2,830	30,989
Golar LNG Ltd. (Bermuda)		16,836	469,388
Green Plains, Inc.		7,235	140,793
Gulfport Energy Corp.	*	20,290	602,207
Halcon Resources Corp.	*†	94,550	50,112
Hallador Energy Co.	†	3,197	22,219
Isramco, Inc.	*†	156	15,497
Jones Energy, Inc., Class A	*	8,101	38,804
Kosmos Energy Ltd.	*	27,232	151,955
Laredo Petroleum, Inc.	*†	21,880	206,328
Magnum Hunter Resources Corp.	*†	38,845	13,207
Matador Resources Co.	*	13,199	273,747
Memorial Resource Development Corp.	*	16,171	284,286
Navios Maritime Acquisition Corp. (Monaco)		13,236	46,591
Newfield Exploration Co.	*	30,847	1,014,866
Northern Oil and Gas, Inc.	*†	12,515	55,316
Oasis Petroleum, Inc.	*†	26,060	226,201
Pacific Ethanol, Inc.	*†	8,697	56,444
Panhandle Oil and Gas, Inc., Class A	*	16,035	259,126
Par Petroleum Corp.	*	2,565	53,429

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Parsley Energy, Inc., Class A	*	14,403	$217,053
PBF Energy, Inc., Class A		16,564	467,602
PDC Energy, Inc.	*	7,494	397,257
Peabody Energy Corp.	*†	48,924	67,515
QEP Resources, Inc.		31,662	396,725
Renewable Energy Group, Inc.	*	10,366	85,831
REX American Resources Corp.	*	1,034	52,341
Rex Energy Corp.	*†	9,028	18,688
Ring Energy, Inc.	*	2,998	29,590
RSP Permian, Inc.	*	11,694	236,804
Sanchez Energy Corp.	*†	9,850	60,578
SandRidge Energy, Inc.	*†	88,853	23,990
Scorpio Tankers, Inc. (Monaco)		34,067	312,394
SemGroup Corp., Class A		8,471	366,286
Ship Finance International Ltd. (Norway)	†	10,743	174,574
SM Energy Co.		12,407	397,520
Stone Energy Corp.	*	10,803	53,583
Targa Resources Corp.		10,433	537,508
Teekay Corp. (Bermuda)		8,545	253,274
Teekay Tankers Ltd., Class A (Bermuda)		18,100	124,890
TransAtlantic Petroleum Ltd.	*	3,643	9,253
Triangle Petroleum Corp.	*	9,008	12,791
Ultra Petroleum Corp.	*†	28,003	178,939
Uranium Energy Corp. (Canada)	*†	24,102	24,102
W&T Offshore, Inc.	†	5,802	17,406
Western Refining, Inc.		13,403	591,340
Westmoreland Coal Co.	*†	3,181	44,820
Whiting Petroleum Corp.	*	38,199	583,299
World Fuel Services Corp.		13,309	476,462
WPX Energy, Inc.	*	45,171	299,032

			15,454,680

Paper & Forest Products—0.3%
Boise Cascade Co.	*	7,841	197,750
Clearwater Paper Corp.	*	3,863	182,488
Deltic Timber Corp.		1,869	111,785
Domtar Corp. (Canada)		11,880	424,710
KapStone Paper and Packaging Corp.		15,462	255,277
Louisiana-Pacific Corp.	*	25,478	362,807
Neenah Paper, Inc.		3,298	192,207
P.H. Glatfelter Co.		8,163	140,567
Schweitzer-Mauduit International, Inc.		5,613	192,975
Wausau Paper Corp.		7,822	50,061

			2,110,627

Personal Products—0.5%
Avon Products, Inc.	†	81,600	265,200
Coty, Inc., Class A		16,038	433,988
Edgewell Personal Care Co.		11,781	961,330
Elizabeth Arden, Inc.	*†	4,409	51,541
Herbalife Ltd.	*†	13,936	759,512
Inter Parfums, Inc.		2,745	68,103
Medifast, Inc.	*	1,758	47,220
Natural Health Trends Corp.	†	1,262	41,242
Nature’s Sunshine Products, Inc.		1,727	20,690
Nu Skin Enterprises, Inc., Class A	†	10,792	445,494
Nutraceutical International Corp.	*	1,355	31,992
Revlon, Inc., Class A	*	1,782	52,480
Synutra International, Inc.	*†	2,931	13,922
USANA Health Sciences, Inc.	*	1,136	152,258

			3,344,972

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—0.8%
Aerie Pharmaceuticals, Inc.	*†	3,415	$60,582
Agile Therapeutics, Inc.	*	2,727	18,380
Akorn, Inc.	*	14,697	418,938
Alimera Sciences, Inc.	*†	2,748	6,073
Amphastar Pharmaceuticals, Inc.	*	5,239	61,244
ANI Pharmaceuticals, Inc.	*†	1,107	43,738
Aratana Therapeutics, Inc.	*	6,947	58,772
Assembly Biosciences, Inc.	*	2,298	21,969
BioDelivery Sciences International, Inc.	*†	6,937	38,570
Carbylan Therapeutics, Inc.	*	3,215	11,478
Catalent, Inc.	*	15,803	384,013
Cempra, Inc.	*	5,816	161,917
Collegium Pharmaceutical, Inc.	*	1,749	38,670
Corcept Therapeutics, Inc.	*†	9,895	37,205
Corium International, Inc.	*	2,276	21,281
Depomed, Inc.	*	11,247	212,006
Dermira, Inc.	*	3,457	80,686
Durect Corp.	*	18,002	35,104
Endocyte, Inc.	*†	5,585	25,579
Flex Pharma, Inc.	*	940	11,289
Foamix Pharmaceuticals Ltd. (Israel)	*	3,622	26,549
Heska Corp.	*	1,493	45,507
IGI Laboratories, Inc.	*†	9,701	63,445
Impax Laboratories, Inc.	*	13,109	461,568
Intersect ENT, Inc.	*	2,341	54,779
Intra-Cellular Therapies, Inc.	*†	4,239	169,730
Lannett Co., Inc.	*†	4,522	187,753
Medicines Co. (The)	*	12,102	459,392
Nektar Therapeutics	*†	30,194	330,926
Neos Therapeutics, Inc.	*	925	19,434
Ocular Therapeutix, Inc.	*†	3,610	50,757
Pacira Pharmaceuticals, Inc.	*	7,060	290,166
Paratek Pharmaceuticals, Inc.	†	1,952	37,088
Pernix Therapeutics Holdings, Inc.	*†	5,712	18,050
Phibro Animal Health Corp., Class A		3,676	116,272
POZEN, Inc.	*†	5,088	29,688
Prestige Brands Holdings, Inc.	*	9,444	426,491
Relypsa, Inc.	*	5,646	104,507
Revance Therapeutics, Inc.	*†	2,634	78,388
Sagent Pharmaceuticals, Inc.	*	4,122	63,190
SciClone Pharmaceuticals, Inc.	*	10,639	73,835
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	80,613
Supernus Pharmaceuticals, Inc.	*	7,075	99,262
Tetraphase Pharmaceuticals, Inc.	*†	6,987	52,123
TherapeuticsMD, Inc.	*†	23,864	139,843
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	43,729
Theravance, Inc.	†	15,893	114,112
VIVUS, Inc.	*†	18,805	30,840
XenoPort, Inc.	*	8,506	29,516
Zogenix, Inc.	*	5,580	75,330
ZS Pharma, Inc.	*†	3,080	202,233
Zynerba Pharmaceuticals, Inc.	*	578	8,271

			5,730,881

Professional Services—1.2%
Acacia Research Corp.		8,726	79,232
Advisory Board Co. (The)	*	7,899	359,720
Barrett Business Services, Inc.		1,514	64,996
CBIZ, Inc.	*	11,006	108,079
CDI Corp.		2,129	18,203
CEB, Inc.		6,047	413,252

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CRA International, Inc.	*	1,427	$30,795
Dun & Bradstreet Corp. (The)		6,869	721,245
Exponent, Inc.		5,180	230,821
Franklin Covey Co.	*	1,414	22,709
FTI Consulting, Inc.	*	7,311	303,480
GP Strategies Corp.	*	2,402	54,814
Heidrick & Struggles International, Inc.		3,000	58,350
Hill International, Inc.	*	4,200	13,776
Huron Consulting Group, Inc.	*	4,091	255,810
ICF International, Inc.	*	3,982	121,013
Insperity, Inc.		3,965	174,182
Kelly Services, Inc., Class A		4,508	63,743
Kforce, Inc.		4,412	115,947
Korn/Ferry International		9,844	325,541
ManpowerGroup, Inc.		14,464	1,184,457
Mistras Group, Inc.	*	3,345	42,983
Navigant Consulting, Inc.	*	7,864	125,116
On Assignment, Inc.	*	9,553	352,506
Pendrell Corp.	*	26,471	19,059
Resources Connection, Inc.		6,845	103,154
Robert Half International, Inc.		24,955	1,276,698
RPX Corp.	*	9,075	124,509
Towers Watson & Co., Class A		12,779	1,499,999
TransUnion	*	5,448	136,854
TriNet Group, Inc.	*	6,844	114,979
TrueBlue, Inc.	*	7,816	175,626
Volt Information Sciences, Inc.	*	2,500	22,750
VSE Corp.		653	26,166
WageWorks, Inc.	*	7,004	315,740

			9,056,304

Real Estate Investment Trusts (REITs)—9.7%
Acadia Realty Trust REIT		12,824	385,618
AG Mortgage Investment Trust, Inc. REIT		4,573	69,601
Agree Realty Corp. REIT		3,910	116,713
Alexander’s, Inc. REIT		383	143,242
Alexandria Real Estate Equities, Inc. REIT		13,621	1,153,290
Altisource Residential Corp. REIT (Virgin Islands, U.S.)	†	10,276	143,042
American Assets Trust, Inc. REIT		6,527	266,693
American Campus Communities, Inc. REIT		20,678	749,371
American Capital Mortgage Investment Corp. REIT		9,452	139,322
American Homes 4 Rent, Class A REIT		31,853	512,196
American Residential Properties, Inc. REIT		5,398	93,223
Anworth Mortgage Asset Corp. REIT		21,448	105,953
Apartment Investment & Management Co., Class A REIT		28,592	1,058,476
Apollo Commercial Real Estate Finance, Inc. REIT		11,457	179,989
Apollo Residential Mortgage, Inc. REIT		5,862	74,213
Apple Hospitality REIT, Inc. REIT	†	34,968	649,356
Ares Commercial Real Estate Corp. REIT		4,696	56,305
Armada Hoffler Properties, Inc. REIT		6,723	65,684

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ARMOUR Residential REIT, Inc. REIT		8,293	$166,192
Ashford Hospitality Prime, Inc. REIT		5,000	70,150
Ashford Hospitality Trust, Inc. REIT		16,019	97,716
BioMed Realty Trust, Inc. REIT		37,455	748,351
Bluerock Residential Growth REIT, Inc. REIT	†	3,018	36,156
Brandywine Realty Trust REIT		34,796	428,687
Brixmor Property Group, Inc. REIT		32,301	758,427
Camden Property Trust REIT		16,417	1,213,216
Campus Crest Communities, Inc. REIT		10,695	56,897
Capstead Mortgage Corp. REIT		17,141	169,524
CareTrust REIT, Inc. REIT		10,644	120,809
CatchMark Timber Trust, Inc., Class A REIT		6,582	67,663
CBL & Associates Properties, Inc. REIT		32,166	442,282
Cedar Realty Trust, Inc. REIT		13,395	83,183
Chambers Street Properties REIT		41,610	270,049
Chatham Lodging Trust REIT		7,473	160,520
Chesapeake Lodging Trust REIT		11,279	293,931
Chimera Investment Corp. REIT		36,975	494,356
Colony Capital, Inc., Class A REIT		20,195	395,014
Columbia Property Trust, Inc. REIT		23,421	543,367
Communications Sales & Leasing, Inc. REIT	†	23,241	416,014
CorEnergy Infrastructure Trust, Inc. REIT	†	11,757	51,966
CoreSite Realty Corp. REIT		4,187	215,379
Corporate Office Properties Trust REIT		17,595	370,023
Corrections Corp. of America REIT		22,349	660,189
Cousins Properties, Inc. REIT		38,843	358,132
CubeSmart REIT		31,636	860,816
CyrusOne, Inc. REIT		12,698	414,717
CYS Investments, Inc. REIT		30,410	220,777
DCT Industrial Trust, Inc. REIT		17,049	573,869
DDR Corp. REIT		55,477	853,236
DiamondRock Hospitality Co. REIT		38,728	427,944
Douglas Emmett, Inc. REIT		27,763	797,353
Duke Realty Corp. REIT		63,815	1,215,676
DuPont Fabros Technology, Inc. REIT		11,161	288,847
Dynex Capital, Inc. REIT		9,171	60,162
Easterly Government Properties, Inc. REIT		2,430	38,758
EastGroup Properties, Inc. REIT		5,650	306,117
Education Realty Trust, Inc. REIT		9,424	310,521
Empire State Realty Trust, Inc., Class A REIT		21,704	369,619
EPR Properties REIT		10,708	552,212
Equity Commonwealth REIT	*	24,135	657,437
Equity LifeStyle Properties, Inc. REIT		15,990	936,534
Equity One, Inc. REIT		14,336	348,938
Extra Space Storage, Inc. REIT		23,123	1,784,171
Federal Realty Investment Trust REIT		12,937	1,765,254
FelCor Lodging Trust, Inc. REIT		27,508	194,482
First Industrial Realty Trust, Inc. REIT		20,382	427,003
First Potomac Realty Trust REIT		11,442	125,862
Franklin Street Properties Corp. REIT		16,006	172,064

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gaming and Leisure Properties, Inc. REIT		16,652	$494,564
GEO Group, Inc. (The) REIT		13,535	402,531
Getty Realty Corp. REIT		4,999	78,984
Gladstone Commercial Corp. REIT		4,952	69,873
Government Properties Income Trust REIT	†	14,057	224,912
Gramercy Property Trust, Inc. REIT		11,007	228,615
Great Ajax Corp. REIT	†	740	9,154
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		5,763	99,239
Hatteras Financial Corp. REIT		17,686	267,943
Healthcare Realty Trust, Inc. REIT		19,082	474,188
Healthcare Trust of America, Inc., Class A REIT		23,255	569,980
Hersha Hospitality Trust REIT		9,320	211,191
Highwoods Properties, Inc. REIT		17,587	681,496
Home Properties, Inc. REIT		10,553	788,837
Hospitality Properties Trust REIT		28,567	730,744
Hudson Pacific Properties, Inc. REIT		20,875	600,991
Independence Realty Trust, Inc. REIT	†	7,730	55,733
InfraREIT, Inc. REIT		4,070	96,378
Inland Real Estate Corp. REIT	†	52,673	426,651
Invesco Mortgage Capital, Inc. REIT		22,557	276,098
Investors Real Estate Trust REIT	†	25,022	193,670
Iron Mountain, Inc. REIT		38,996	1,209,656
iStar, Inc. REIT	*	16,647	209,419
Kilroy Realty Corp. REIT		16,666	1,085,957
Kite Realty Group Trust REIT		15,953	379,841
Ladder Capital Corp. REIT		6,653	95,271
Lamar Advertising Co., Class A REIT		15,399	803,520
LaSalle Hotel Properties REIT		21,554	611,918
Liberty Property Trust REIT		27,481	865,926
LTC Properties, Inc. REIT		6,423	274,069
Mack-Cali Realty Corp. REIT		16,724	315,749
Medical Properties Trust, Inc. REIT		44,945	497,092
MFA Financial, Inc. REIT		71,201	484,879
Mid-America Apartment Communities, Inc. REIT		14,253	1,166,893
Monmouth Real Estate Investment Corp. REIT	†	12,517	122,041
Monogram Residential Trust, Inc. REIT	†	32,401	301,653
National Health Investors, Inc. REIT		6,772	389,322
National Retail Properties, Inc. REIT		25,439	922,673
National Storage Affiliates Trust REIT		3,668	49,701
New Residential Investment Corp. REIT		43,202	565,946
New Senior Investment Group, Inc. REIT		14,475	151,408
New York Mortgage Trust, Inc. REIT	†	20,960	115,070
New York REIT, Inc. REIT		28,736	289,084
NexPoint Residential Trust, Inc. REIT	†	3,035	40,548
NorthStar Realty Finance Corp. REIT		69,154	854,052
Omega Healthcare Investors, Inc. REIT		33,815	1,188,597
One Liberty Properties, Inc. REIT		1,927	41,103
Orchid Island Capital, Inc. REIT		2,938	27,177
Outfront Media, Inc. REIT		25,141	522,933

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Paramount Group, Inc. REIT		34,234	$575,131
Parkway Properties, Inc. REIT		16,497	256,693
Pebblebrook Hotel Trust REIT		13,001	460,885
Pennsylvania Real Estate Investment Trust REIT	†	13,648	270,640
PennyMac Mortgage Investment Trust REIT		13,445	207,994
Physicians Realty Trust REIT		13,618	205,496
Piedmont Office Realty Trust, Inc., Class A REIT		29,029	519,329
Plum Creek Timber Co., Inc. REIT		32,462	1,282,574
Post Properties, Inc. REIT		10,454	609,364
Preferred Apartment Communities, Inc., Class A REIT		5,824	63,365
PS Business Parks, Inc. REIT		3,550	281,799
QTS Realty Trust, Inc., Class A REIT		5,546	242,305
RAIT Financial Trust REIT		13,669	67,798
Ramco-Gershenson Properties Trust REIT		15,103	226,696
Rayonier, Inc. REIT		22,897	505,337
Redwood Trust, Inc. REIT		14,817	205,067
Regency Centers Corp. REIT		17,857	1,109,813
Resource Capital Corp. REIT	†	6,250	69,813
Retail Opportunity Investments Corp. REIT		18,235	301,607
Retail Properties of America, Inc., Class A REIT		44,256	623,567
Rexford Industrial Realty, Inc. REIT	*	61,525	848,430
RLJ Lodging Trust REIT		25,213	637,133
Rouse Properties, Inc. REIT	†	6,437	100,288
Ryman Hospitality Properties, Inc. REIT		8,002	393,938
Sabra Health Care REIT, Inc. REIT		12,774	296,101
Saul Centers, Inc. REIT		1,580	81,765
Select Income REIT REIT		10,670	202,837
Senior Housing Properties Trust REIT		43,299	701,444
Silver Bay Realty Trust Corp. REIT		6,492	103,937
Sovran Self Storage, Inc. REIT		6,613	623,606
Spirit Realty Capital, Inc. REIT		81,290	742,991
STAG Industrial, Inc. REIT		12,842	233,853
Starwood Property Trust, Inc. REIT		43,762	897,996
Starwood Waypoint Residential Trust REIT	†	7,249	172,744
STORE Capital Corp. REIT		7,542	155,818
Summit Hotel Properties, Inc. REIT		16,868	196,850
Sun Communities, Inc. REIT		8,924	604,690
Sunstone Hotel Investors, Inc. REIT		40,018	529,438
Tanger Factory Outlet Centers, Inc. REIT		18,355	605,164
Taubman Centers, Inc. REIT		11,751	811,759
Terreno Realty Corp. REIT		8,644	169,768
Two Harbors Investment Corp. REIT		69,977	617,197
UMH Properties, Inc. REIT		3,071	28,560
United Development Funding IV REIT	†	4,907	86,363
Universal Health Realty Income Trust REIT		2,317	108,760
Urban Edge Properties REIT		17,064	368,412
Urstadt Biddle Properties, Inc., Class A REIT		4,932	92,426
Washington Real Estate Investment Trust REIT	†	12,190	303,897
Weingarten Realty Investors REIT		23,598	781,330

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Western Asset Mortgage Capital Corp. REIT	†	6,991	$88,157
Whitestone REIT REIT		5,035	58,054
WP Carey, Inc. REIT		19,734	1,140,823
WP GLIMCHER, Inc. REIT		34,712	404,742
Xenia Hotels & Resorts, Inc. REIT	†	21,274	371,444

			70,562,107

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.		8,598	295,169
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	278	6,658
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,211	52,710
AV Homes, Inc.	*†	1,495	20,213
Consolidated-Tomoka Land Co.		576	28,685
Forest City Enterprises, Inc., Class A	*	40,616	817,600
Forestar Group, Inc.	*†	6,325	83,174
FRP Holdings, Inc.	*	1,038	31,285
Howard Hughes Corp. (The)	*	7,280	835,307
Jones Lang LaSalle, Inc.		8,476	1,218,595
Kennedy-Wilson Holdings, Inc.		17,943	397,796
Marcus & Millichap, Inc.	*	2,888	132,819
RE/MAX Holdings, Inc., Class A		1,946	70,017
Realogy Holdings Corp.	*	27,720	1,043,104
St. Joe Co. (The)	*	11,647	222,807
Tejon Ranch Co.	*	2,591	56,510

			5,312,449

Road & Rail—0.8%
AMERCO		1,307	514,265
ArcBest Corp.		4,426	114,058
Avis Budget Group, Inc.	*	20,094	877,706
Celadon Group, Inc.		4,371	70,023
Con-way, Inc.		10,768	510,942
Covenant Transportation Group, Inc., Class A	*	1,878	33,748
Genesee & Wyoming, Inc., Class A	*	9,711	573,726
Heartland Express, Inc.		9,553	190,487
Knight Transportation, Inc.		12,233	293,592
Landstar System, Inc.		8,514	540,384
Marten Transport Ltd.		3,709	59,974
Old Dominion Freight Line, Inc.	*	12,975	791,475
PAM Transportation Services, Inc.	*	530	17,516
Roadrunner Transportation Systems, Inc.	*	4,782	87,989
Ryder System, Inc.		10,135	750,395
Saia, Inc.	*	4,134	127,947
Swift Transportation Co.	*	15,398	231,278
Universal Truckload Services, Inc.	†	1,615	25,146
USA Truck, Inc.	*	1,050	18,091
Werner Enterprises, Inc.		8,408	211,041
YRC Worldwide, Inc.	*	6,442	85,421

			6,125,204

Semiconductors & Semiconductor Equipment—2.0%
Advanced Energy Industries, Inc.	*	7,214	189,728
Advanced Micro Devices, Inc.	*†	109,329	188,046
Alpha & Omega Semiconductor Ltd.	*	2,749	21,415
Ambarella, Inc.	*†	5,877	339,632
Amkor Technology, Inc.	*	17,448	78,341
Applied Micro Circuits Corp.	*†	14,794	78,556
Atmel Corp.		79,753	643,607
Axcelis Technologies, Inc.	*	20,883	55,758
Brooks Automation, Inc.		11,493	134,583
Cabot Microelectronics Corp.	*	4,276	165,652

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cascade Microtech, Inc.	*	2,057	$29,086
Cavium, Inc.	*	10,545	647,147
CEVA, Inc.	*	3,801	70,585
Cirrus Logic, Inc.	*	11,686	368,226
Cohu, Inc.		4,103	40,456
Cree, Inc.	*†	20,309	492,087
Cypress Semiconductor Corp.	*	61,044	520,095
Diodes, Inc.	*	6,143	131,276
DSP Group, Inc.	*	4,251	38,727
Entegris, Inc.	*	25,104	331,122
Exar Corp.	*	7,230	43,018
Fairchild Semiconductor International, Inc.	*	20,905	293,506
First Solar, Inc.	*	14,409	615,985
FormFactor, Inc.	*	11,437	77,543
Inphi Corp.	*	6,382	153,423
Integrated Device Technology, Inc.	*	28,478	578,103
Integrated Silicon Solution, Inc.		6,582	141,447
Intersil Corp., Class A		24,533	287,036
IXYS Corp.		5,795	64,672
Kopin Corp.	*	10,484	32,920
Lattice Semiconductor Corp.	*	22,371	86,128
M/A-COM Technology Solutions Holdings, Inc.	*	4,029	116,801
Marvell Technology Group Ltd. (Bermuda)		84,075	760,879
Mattson Technology, Inc.	*	11,987	27,930
MaxLinear, Inc., Class A	*	10,155	126,328
Microsemi Corp.	*	17,114	561,681
MKS Instruments, Inc.		10,145	340,162
Monolithic Power Systems, Inc.		7,140	365,568
Nanometrics, Inc.	*	3,660	44,432
NeoPhotonics Corp.	*†	4,471	30,447
NVE Corp.		771	37,424
OmniVision Technologies, Inc.	*	11,373	298,655
ON Semiconductor Corp.	*	81,696	767,942
PDF Solutions, Inc.	*	4,882	48,820
Pericom Semiconductor Corp.		5,204	94,973
Photronics, Inc.	*	11,167	101,173
PMC-Sierra, Inc.	*	31,707	214,656
Power Integrations, Inc.		5,526	233,031
Rambus, Inc.	*	22,647	267,235
Rudolph Technologies, Inc.	*	5,424	67,529
Semtech Corp.	*	11,469	173,182
Sigma Designs, Inc.	*	5,668	39,053
Silicon Laboratories, Inc.	*	7,659	318,155
SunEdison, Inc.	*†	49,108	352,595
SunPower Corp.	*†	10,689	214,208
Synaptics, Inc.	*	6,702	552,647
Teradyne, Inc.		40,109	722,363
Tessera Technologies, Inc.		10,128	328,248
Ultra Clean Holdings, Inc.	*	4,140	23,764
Ultratech, Inc.	*	4,638	74,301
Veeco Instruments, Inc.	*	7,852	161,045
Xcerra Corp.	*	8,847	55,559

			14,458,692

Software—4.0%
A10 Networks, Inc.	*	8,961	53,676
ACI Worldwide, Inc.	*	22,490	474,989
American Software, Inc., Class A		3,570	33,629
ANSYS, Inc.	*	16,559	1,459,510
Aspen Technology, Inc.	*	15,627	592,420
AVG Technologies NV (Netherlands)	*	8,136	176,958

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Barracuda Networks, Inc.	*	2,877	$44,824
Blackbaud, Inc.		8,659	485,943
Bottomline Technologies de, Inc.	*	7,299	182,548
BroadSoft, Inc.	*	5,660	169,574
Cadence Design Systems, Inc.	*	55,372	1,145,093
Callidus Software, Inc.	*	10,914	185,429
Code Rebel Corp.	*†	283	2,015
CommVault Systems, Inc.	*	8,682	294,841
Digimarc Corp.	*†	993	30,336
Digital Turbine, Inc.	*†	12,757	23,090
Ebix, Inc.	†	4,796	119,708
Ellie Mae, Inc.	*	5,388	358,679
EnerNOC, Inc.	*	4,402	34,776
Epiq Systems, Inc.		4,713	60,892
ePlus, Inc.	*	904	71,479
FactSet Research Systems, Inc.		7,725	1,234,532
Fair Isaac Corp.		5,747	485,621
FireEye, Inc.	*†	25,578	813,892
Fleetmatics Group plc (Ireland)	*	7,363	361,450
Fortinet, Inc.	*	26,422	1,122,407
Gigamon, Inc.	*	5,718	114,417
Globant SA (Luxembourg)	*†	2,557	78,219
Glu Mobile, Inc.	*†	20,771	90,769
Guidance Software, Inc.	*†	2,669	16,067
Guidewire Software, Inc.	*	13,363	702,627
HubSpot, Inc.	*†	3,107	144,072
Imperva, Inc.	*	4,986	326,483
Infoblox, Inc.	*	10,997	175,732
Interactive Intelligence Group, Inc.	*	3,089	91,774
Jive Software, Inc.	*	6,532	30,504
King Digital Entertainment plc (Ireland)		15,879	215,002
Manhattan Associates, Inc.	*	14,028	873,944
Mentor Graphics Corp.		19,249	474,103
MicroStrategy, Inc., Class A	*	1,787	351,092
MobileIron, Inc.	*†	10,705	33,186
Model N, Inc.	*	3,185	31,882
Monotype Imaging Holdings, Inc.		7,430	162,123
NetSuite, Inc.	*†	7,625	639,738
Nuance Communications, Inc.	*	48,146	788,150
Park City Group, Inc.	*†	1,600	16,912
Paycom Software, Inc.	*	6,278	225,443
Paylocity Holding Corp.	*	2,614	78,394
Pegasystems, Inc.		5,938	146,134
Progress Software Corp.	*	9,869	254,916
Proofpoint, Inc.	*	7,342	442,869
PROS Holdings, Inc.	*	3,855	85,350
PTC, Inc.	*	21,914	695,550
QAD, Inc., Class A		2,625	67,200
Qlik Technologies, Inc.	*	16,791	612,032
Qualys, Inc.	*	4,326	123,118
Rapid7, Inc.	*	1,342	30,531
RealPage, Inc.	*	8,981	149,264
RingCentral, Inc., Class A	*	9,046	164,185
Rovi Corp.	*	17,493	183,502
Rubicon Project, Inc. (The)	*	4,246	61,694
Sapiens International Corp. NV (Israel)		3,979	45,838
SeaChange International, Inc.	*	5,522	34,789
Silver Spring Networks, Inc.	*†	5,731	73,815
SolarWinds, Inc.	*	12,044	472,607
Solera Holdings, Inc.		12,839	693,306
Splunk, Inc.	*	23,110	1,279,139
SS&C Technologies Holdings, Inc.		15,084	1,056,483
Synchronoss Technologies, Inc.	*	7,055	231,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Synopsys, Inc.	*	28,635	$1,322,364
Tableau Software, Inc., Class A	*	9,217	735,332
Take-Two Interactive Software, Inc.	*	16,305	468,443
Tangoe, Inc.	*	6,522	46,958
TeleCommunication Systems, Inc., Class A	*	7,640	26,282
TeleNav, Inc.	*	4,267	33,325
TiVo, Inc.	*	17,362	150,355
TubeMogul, Inc.	*	4,235	44,552
Tyler Technologies, Inc.	*	6,273	936,622
Ultimate Software Group, Inc. (The)	*	5,420	970,234
VASCO Data Security International, Inc.	*†	5,034	85,779
Verint Systems, Inc.	*	11,733	506,279
VirnetX Holding Corp.	*†	7,740	27,554
Workiva, Inc.	*†	1,260	19,139
Xura, Inc.	*	3,789	84,798
Yodlee, Inc.	*†	4,911	79,214
Zendesk, Inc.	*†	10,746	211,804
Zix Corp.	*	9,536	40,147
Zynga, Inc., Class A	*	147,701	336,758

			28,708,609

Specialty Retail—3.1%
Aaron’s, Inc.		11,702	422,559
Abercrombie & Fitch Co., Class A	†	13,404	284,031
American Eagle Outfitters, Inc.	*†	39,643	619,620
America’s Car-Mart, Inc.	*	1,569	51,918
Asbury Automotive Group, Inc.	*	4,897	397,392
Ascena Retail Group, Inc.	*	33,240	462,368
AutoNation, Inc.	*	13,588	790,550
Barnes & Noble Education, Inc.	*	5,562	70,693
Barnes & Noble, Inc.		8,802	106,592
bebe stores, Inc.	†	8,935	8,399
Big 5 Sporting Goods Corp.		4,027	41,800
Boot Barn Holdings, Inc.	*	2,769	51,033
Buckle, Inc. (The)	†	5,635	208,326
Build-A-Bear Workshop, Inc.	*	1,985	37,497
Cabela’s, Inc.	*†	9,418	429,461
Caleres, Inc.		8,623	263,260
Cato Corp. (The), Class A		4,713	160,383
Chico’s FAS, Inc.		25,717	404,528
Children’s Place, Inc. (The)		3,720	214,532
Christopher & Banks Corp.	*	5,820	6,460
Citi Trends, Inc.		3,282	76,733
Conn’s, Inc.	*†	4,892	117,604
Container Store Group, Inc.(The)	*	2,409	33,919
CST Brands, Inc.		14,781	497,528
Destination XL Group, Inc.	*	8,855	51,448
Dick’s Sporting Goods, Inc.		17,469	866,637
DSW, Inc., Class A		13,331	337,408
Express, Inc.	*	16,183	289,190
Finish Line, Inc. (The), Class A		8,628	166,520
Five Below, Inc.	*†	10,555	354,437
Foot Locker, Inc.		26,316	1,893,963
Francesca’s Holdings Corp.	*	6,736	82,381
GameStop Corp., Class A	†	20,358	838,953
Genesco, Inc.	*	4,734	270,169
GNC Holdings, Inc., Class A		16,487	666,405
Group 1 Automotive, Inc.		4,317	367,593
Guess?, Inc.	†	12,216	260,934
Haverty Furniture Cos., Inc.		3,359	78,869
Hibbett Sports, Inc.	*	4,967	173,895
Kirkland’s, Inc.		3,867	83,295
Lithia Motors, Inc., Class A		4,128	446,278

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lumber Liquidators Holdings, Inc.	*†	4,866	$63,939
MarineMax, Inc.	*	5,242	74,069
Mattress Firm Holding Corp.	*†	3,562	148,749
Men’s Wearhouse, Inc. (The)		9,283	394,713
Michaels Cos., Inc. (The)	*	12,269	283,414
Monro Muffler Brake, Inc.		5,981	404,017
Murphy USA, Inc.	*	8,400	461,580
Office Depot, Inc.	*	102,167	655,912
Outerwall, Inc.	†	3,549	202,045
Party City Holdco, Inc.	*†	4,028	64,327
Penske Automotive Group, Inc.		7,830	379,285
Pep Boys-Manny, Moe & Jack (The)	*	10,379	126,520
Pier 1 Imports, Inc.	†	16,713	115,320
Rent-A-Center, Inc.		9,393	227,780
Restoration Hardware Holdings, Inc.	*	6,392	596,438
Sally Beauty Holdings, Inc.	*	29,995	712,381
Select Comfort Corp.	*	9,527	208,451
Shoe Carnival, Inc.		3,350	79,730
Sonic Automotive, Inc., Class A		6,032	123,173
Sportsman’s Warehouse Holdings, Inc.	*†	4,486	55,268
Stage Stores, Inc.	†	6,014	59,178
Stein Mart, Inc.		5,811	56,250
Systemax, Inc.	*	1,358	10,171
Tile Shop Holdings, Inc.	*†	4,808	57,600
Tilly’s, Inc., Class A	*	1,567	11,533
Ulta Salon Cosmetics & Fragrance, Inc.	*	12,088	1,974,575
Urban Outfitters, Inc.	*	18,723	550,082
Vitamin Shoppe, Inc.	*	5,873	191,695
West Marine, Inc.	*	3,373	29,615
Williams-Sonoma, Inc.		16,924	1,292,147
Winmark Corp.		356	36,640

			22,632,158

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	19,309	223,019
Avid Technology, Inc.	*†	5,174	41,185
Cray, Inc.	*	7,969	157,866
Diebold, Inc.		11,474	341,581
Dot Hill Systems Corp.	*	9,656	93,953
Eastman Kodak Co.	*	2,841	44,376
Electronics For Imaging, Inc.	*	8,827	382,033
Imation Corp.	*	9,204	19,605
Immersion Corp.	*	5,977	67,122
Lexmark International, Inc., Class A		11,222	325,214
NCR Corp.	*	32,238	733,415
Nimble Storage, Inc.	*†	9,953	240,066
QLogic Corp.	*	16,769	171,882
Quantum Corp.	*	33,664	23,474
Silicon Graphics International Corp.	*†	6,293	24,731
Stratasys Ltd.	*†	10,005	265,032
Super Micro Computer, Inc.	*	7,006	190,984
Violin Memory, Inc.	*†	13,217	18,239

			3,363,777

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.		9,958	902,593
Cherokee, Inc.	*	2,244	34,827
Columbia Sportswear Co.		5,092	299,359
Crocs, Inc.	*	15,828	204,577
Culp, Inc.		1,780	57,084
Deckers Outdoor Corp.	*	6,122	355,443
Fossil Group, Inc.	*†	7,545	421,615
G-III Apparel Group Ltd.	*	7,227	445,617
Iconix Brand Group, Inc.	*	8,774	118,624

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kate Spade & Co.	*	23,044	$440,371
lululemon athletica, Inc. (Canada)	*†	20,634	1,045,112
Movado Group, Inc.		2,952	76,250
Oxford Industries, Inc.		2,482	183,370
Perry Ellis International, Inc.	*	2,045	44,908
Sequential Brands Group, Inc.	*†	5,695	82,407
Skechers U.S.A., Inc., Class A	*	7,584	1,016,863
Steven Madden Ltd.	*	10,610	388,538
Superior Uniform Group, Inc.		1,946	34,892
Tumi Holdings, Inc.	*	11,206	197,450
Unifi, Inc.	*	3,223	96,078
Vera Bradley, Inc.	*	3,595	45,333
Vince Holding Corp.	*	1,928	6,613
Wolverine World Wide, Inc.		19,813	428,753

			6,926,677

Thrifts & Mortgage Finance—1.1%
Anchor BanCorp Wisconsin, Inc.	*	1,088	46,338
Astoria Financial Corp.	*	18,277	294,260
Bank Mutual Corp.		9,174	70,456
BankFinancial Corp.		3,338	41,491
Bear State Financial, Inc.	*†	3,492	31,079
Beneficial Bancorp, Inc.	*	13,779	182,710
BofI Holding, Inc.	*	2,919	376,055
Brookline Bancorp, Inc.		13,692	138,837
Capitol Federal Financial, Inc.		26,562	321,931
Charter Financial Corp.		2,121	26,894
Clifton Bancorp, Inc.		4,406	61,155
Dime Community Bancshares, Inc.		5,399	91,243
Essent Group Ltd. (Bermuda)	*	10,784	267,982
EverBank Financial Corp.		18,593	358,845
Federal Agricultural Mortgage Corp., Class C		2,090	54,194
First Defiance Financial Corp.		1,548	56,595
Flagstar Bancorp, Inc.	*	3,160	64,970
Fox Chase Bancorp, Inc.		2,827	49,077
Hingham Institution for Savings	†	344	39,914
HomeStreet, Inc.	*	5,119	118,249
Hudson City Bancorp, Inc.		100,493	1,022,014
Impac Mortgage Holdings, Inc.	*†	2,260	36,951
Kearny Financial Corp./MD		18,741	214,959
LendingTree, Inc.	*	1,079	100,379
Meridian Bancorp, Inc.		9,036	123,522
Meta Financial Group, Inc.		1,723	71,970
MGIC Investment Corp.	*	64,834	600,363
Nationstar Mortgage Holdings, Inc.	*†	6,708	93,040
NMI Holdings, Inc., Class A	*	8,136	61,834
Northfield Bancorp, Inc.		9,809	149,195
Northwest Bancshares, Inc.		20,112	261,456
OceanFirst Financial Corp.		1,812	31,203
Ocwen Financial Corp.	*†	21,847	146,593
Oritani Financial Corp.		8,540	133,395
PennyMac Financial Services, Inc., Class A	*	2,032	32,512
Provident Financial Services, Inc.		13,039	254,260
Radian Group, Inc.		34,571	550,025
Stonegate Mortgage Corp.	*†	4,364	31,028
Territorial Bancorp, Inc.		1,756	45,726
TFS Financial Corp.		13,559	233,893
TrustCo Bank Corp. NY		15,928	93,019
United Community Financial Corp./OH		13,341	66,705
United Financial Bancorp, Inc.		8,806	114,918
Walker & Dunlop, Inc.	*	5,614	146,413
Washington Federal, Inc.		17,557	399,422

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Waterstone Financial, Inc.		5,674	$76,485
WSFS Financial Corp.		4,974	143,301

			7,926,856

Tobacco—0.1%
Alliance One International, Inc.	*	1	20
Universal Corp.	†	4,068	201,651
Vector Group Ltd.	†	16,425	371,375

			573,046

Trading Companies & Distributors—0.8%
Air Lease Corp.		18,852	582,904
Aircastle Ltd.		11,324	233,388
Applied Industrial Technologies, Inc.		7,486	285,591
Beacon Roofing Supply, Inc.	*	8,899	289,129
CAI International, Inc.	*	2,855	28,778
DXP Enterprises, Inc.	*	2,271	61,953
GATX Corp.		8,354	368,829
H&E Equipment Services, Inc.		6,185	103,413
HD Supply Holdings, Inc.	*	31,605	904,535
Kaman Corp.		5,326	190,937
Lawson Products, Inc./DE	*	1,517	32,843
MRC Global, Inc.	*	19,397	216,277
MSC Industrial Direct Co., Inc., Class A		8,802	537,186
Neff Corp., Class A	*†	1,829	10,224
NOW, Inc.	*†	20,212	299,138
Real Industry, Inc.	*†	3,920	34,574
Rush Enterprises, Inc., Class A	*	5,998	145,152
Stock Building Supply Holdings, Inc.	*	2,427	42,739
TAL International Group, Inc.	*	6,450	88,171
Textainer Group Holdings Ltd. (Bermuda)	†	4,142	68,302
Titan Machinery, Inc.	*	2,896	33,246
Univar, Inc.	*	6,747	122,458
Veritiv Corp.	*	1,304	48,561
Watsco, Inc.		4,980	590,030
WESCO International, Inc.	*	7,914	367,764

			5,686,122

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.		12,818	956,992
Wesco Aircraft Holdings, Inc.	*	12,570	153,354

			1,110,346

Water Utilities—0.5%
American States Water Co.		7,394	306,112
American Water Works Co., Inc.		33,881	1,866,165
Aqua America, Inc.		33,640	890,451
Artesian Resources Corp., Class A		1,201	28,992
California Water Service Group		9,216	203,858
Connecticut Water Service, Inc.		2,093	76,436
Consolidated Water Co. Ltd. (Cayman Islands)	†	3,860	44,776
Middlesex Water Co.		2,518	60,029
SJW Corp.		2,960	91,020
York Water Co.		2,142	45,025

			3,612,864

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.	*	8,696	72,003
NTELOS Holdings Corp.	*	2,906	26,241
Shenandoah Telecommunications Co.		4,906	210,026
Spok Holdings, Inc.		3,582	58,960
Telephone & Data Systems, Inc.		17,767	443,464

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
United States Cellular Corp.		*	2,164	$76,670

				887,364

TOTAL COMMON STOCKS (Cost $600,755,031)				707,097,427

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.050%	12/10/2015	‡‡	$640,000	640,053
0.043%	03/17/2016	‡‡	175,000	174,977

				815,030

TOTAL U.S. TREASURY OBLIGATIONS (Cost $814,898)				815,030

			Shares	Value

RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—
Furiex Pharmaceuticals, Inc. CVR		*‡	1,264	12,640

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	28,350

TOTAL RIGHTS (Cost $–)				40,990

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016		*†‡d
(Cost $–)			2,734	—

MONEY MARKET FUNDS—9.6%
Institutional Money Market Funds—9.6%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	9,300,000	9,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%			¥14,889,691	14,889,691
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	7,883,559	7,883,559
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	9,300,000	9,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%		††¥	9,300,000	9,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%		††¥	9,300,000	9,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	9,300,000	9,300,000

TOTAL MONEY MARKET FUNDS (Cost $69,273,250)				69,273,250

Vantagepoint Mid/Small Company Index Fund
Value
TOTAL INVESTMENTS—107.4% (Cost $670,843,179)	$777,226,697
Other assets less liabilities—(7.4%)	(53,454,799)

NET ASSETS—100.0%	$723,771,898

Legend	to the Schedule of Investments:
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $53,891)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—98.2%
Australia—6.5%
AGL Energy Ltd.		21,603	$243,132
Alumina Ltd.		84,796	67,462
Amcor Ltd.		38,409	357,198
AMP Ltd.		94,068	369,460
APA Group		36,414	219,774
Aristocrat Leisure Ltd.		16,812	102,251
Asciano Ltd.		32,035	189,657
ASX Ltd.		6,700	178,874
Aurizon Holdings Ltd.		68,228	241,039
AusNet Services		59,889	57,565
Australia & New Zealand Banking Group Ltd.		88,656	1,693,873
Bank of Queensland Ltd.		11,423	93,514
Bendigo & Adelaide Bank Ltd.		14,001	97,850
BHP Billiton Ltd.		102,943	1,625,913
BHP Billiton plc		66,729	1,015,724
Boral Ltd.		24,263	90,238
Brambles Ltd.		49,891	342,725
Caltex Australia Ltd.		8,854	195,451
CIMIC Group Ltd.		3,690	61,302
Coca-Cola Amatil Ltd.		17,800	112,844
Cochlear Ltd.		1,774	104,385
Commonwealth Bank of Australia		54,284	2,786,318
Computershare Ltd.		14,726	109,966
Crown Resorts Ltd.		10,904	76,268
CSL Ltd.		14,692	924,615
Dexus Property Group REIT		28,410	143,270
Federation Centres REIT		113,828	219,807
Flight Centre Travel Group Ltd.	†	1,959	49,897
Fortescue Metals Group Ltd.	†	50,336	64,980
Goodman Group REIT		56,313	232,771
GPT Group (The) REIT		61,162	194,383
Harvey Norman Holdings Ltd.		19,041	52,156
Healthscope Ltd.		38,184	68,631
Iluka Resources Ltd.		13,491	59,269
Incitec Pivot Ltd.		220,669	607,551
Insurance Australia Group Ltd.		75,030	256,537
Lend Lease Group		19,130	169,361
Macquarie Group Ltd.		9,780	530,028
Medibank Pvt Ltd.		84,962	144,744
Mirvac Group REIT		112,864	137,036
National Australia Bank Ltd.		83,798	1,773,410
Newcrest Mining Ltd.	*	25,148	226,301
Orica Ltd.	†	11,470	121,736
Origin Energy Ltd.	‡	36,240	135,833
Platinum Asset Management Ltd.		10,530	50,309
Qantas Airways Ltd.	*	20,414	53,594
QBE Insurance Group Ltd.		43,400	395,235
Ramsay Health Care Ltd.		4,795	197,765
REA Group Ltd.		1,824	57,119
Santos Ltd.	†	30,354	85,897
Seek Ltd.		10,227	86,672
Sonic Healthcare Ltd.		13,224	170,091
South32 Ltd.	*	45,490	43,623
South32 Ltd.	*	123,907	119,767
Stockland REIT		77,097	209,458
Suncorp Group Ltd.		40,944	352,226
Sydney Airport		32,048	134,690
Tabcorp Holdings Ltd.		26,168	86,150
Tatts Group Ltd.		44,614	118,369

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telstra Corp. Ltd.		135,656	$536,342
TPG Telecom Ltd.		9,935	76,145
Transurban Group		60,859	426,305
Treasury Wine Estates Ltd.		20,560	95,269
Wesfarmers Ltd.		35,509	981,580
Westfield Corp. REIT		62,744	441,511
Westpac Banking Corp.		99,862	2,097,789
Woodside Petroleum Ltd.		23,524	481,453
Woolworths Ltd.	†	39,967	700,565
WorleyParsons Ltd.		4,768	19,960

			24,562,983

Austria—0.2%
Andritz AG		2,324	104,722
Erste Group Bank AG	*	8,934	259,630
OMV AG		4,360	106,088
Raiffeisen Bank International AG	*	4,875	64,068
voestalpine AG		3,330	114,494

			649,002

Belgium—1.3%
Ageas		6,330	260,140
Anheuser-Busch InBev SA NV		25,703	2,733,657
Colruyt SA	*	2,091	100,779
Delhaize Group		3,283	291,007
Groupe Bruxelles Lambert SA		2,734	206,319
KBC Groep NV		7,953	502,963
Proximus		4,478	154,903
Solvay SA		2,004	204,809
Telenet Group Holding NV	*	1,719	98,749
UCB SA		4,034	316,035
Umicore SA		2,945	113,578

			4,982,939

Bermuda—0.0%
Seadrill Ltd.	*†	11,705	68,360

Chile—0.0%
Antofagasta plc		11,692	88,563

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		78,400	62,689

Denmark—1.8%
A.P. Moller-Maersk A/S, Class A		130	195,820
A.P. Moller-Maersk A/S, Class B		227	349,916
Carlsberg A/S, Class B		3,422	262,951
Coloplast A/S, Class B		3,558	252,259
Danske Bank A/S		22,354	675,546
DSV A/S		5,501	205,556
ISS A/S		4,402	146,220
Novo Nordisk A/S, Class B		62,574	3,376,779
Novozymes A/S, Class B		7,332	319,984
Pandora A/S		3,460	404,194
TDC A/S		24,041	123,987
Tryg A/S		4,017	78,048
Vestas Wind Systems A/S		7,130	370,682
William Demant Holding A/S	*	827	68,706

			6,830,648

Finland—0.9%
Elisa Oyj		4,219	142,717
Fortum Oyj		14,236	210,635
Kone Oyj, Class B	†	10,708	407,522
Metso Oyj	†	3,551	73,871

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Neste Oyj		3,830	$88,147
Nokia Oyj		116,415	796,022
Nokian Renkaat Oyj		3,563	115,340
Orion Oyj, Class B		3,113	117,797
Sampo Oyj, Class A		14,154	685,013
Stora Enso Oyj, Class R		16,310	123,410
UPM-Kymmene Oyj		17,048	255,903
Wartsila Oyj Abp	†	5,016	199,046

			3,215,423

France—9.8%
Accor SA		6,692	313,769
Aeroports de Paris		881	99,994
Air Liquide SA		11,052	1,310,239
Airbus Group SE		18,588	1,100,782
Alcatel-Lucent	*	89,799	331,332
Alstom SA	*	7,302	225,859
Arkema SA		1,942	125,877
Atos SE		2,909	223,604
AXA SA		62,962	1,528,652
BNP Paribas SA		33,911	1,996,480
Bollore SA		25,570	124,665
Bouygues SA	†	6,462	229,329
Bureau Veritas SA		9,016	190,330
Cap Gemini SA		4,937	440,888
Carrefour SA		17,473	517,837
Casino Guichard Perrachon SA	†	1,675	89,202
Christian Dior SE		1,739	325,810
Cie de Saint-Gobain		15,122	656,300
Cie Generale des Etablissements Michelin		5,887	538,628
CNP Assurances		5,787	80,409
Credit Agricole SA		32,738	376,904
Danone SA		18,301	1,155,217
Dassault Systemes SA		4,083	301,755
Edenred	†	6,107	100,000
Electricite de France SA		7,119	125,704
Engie		46,217	747,814
Essilor International SA		6,490	792,873
Eurazeo SA		1,276	84,987
Eutelsat Communications SA		5,039	154,552
Fonciere Des Regions REIT		903	78,737
Gecina SA REIT		1,024	124,878
Groupe Eurotunnel SE (Registered)		15,787	215,090
Hermes International		842	306,499
ICADE REIT		1,113	75,515
Iliad SA		896	181,254
Imerys SA		1,144	73,493
Ingenico Group		1,853	223,910
JCDecaux SA		2,502	90,950
Kering		2,408	394,176
Klepierre REIT		6,292	285,168
Lagardere SCA		3,690	102,247
Legrand SA		8,406	447,225
L’Oreal SA		8,090	1,406,156
LVMH Moet Hennessy Louis Vuitton SE		8,812	1,500,182
Natixis SA		27,490	152,206
Numericable-SFR	*	2,871	132,911
Orange SA		62,785	951,774
Pernod Ricard SA		6,721	678,608
Peugeot SA	*	13,853	209,909
Publicis Groupe SA		5,974	408,280
Remy Cointreau SA		1,010	66,375
Renault SA		6,100	440,132

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rexel SA		8,944	$110,105
Safran SA		9,243	694,996
Sanofi		37,579	3,577,525
Schneider Electric SE		17,542	982,336
SCOR SE		4,539	162,997
Societe BIC SA		848	131,771
Societe Generale SA		22,891	1,023,022
Sodexo SA		3,014	250,084
Suez Environnement Co.		8,749	157,214
Technip SA		3,628	171,690
Thales SA		3,509	244,665
TOTAL SA		68,889	3,098,826
Unibail-Rodamco SE (Paris Exchange) REIT		3,102	803,989
Valeo SA		2,533	343,923
Veolia Environnement SA		14,350	327,268
Vinci SA		15,392	978,757
Vivendi SA		36,359	861,407
Wendel SA		855	100,246
Zodiac Aerospace		5,930	136,154

			36,992,442

Germany—8.3%
adidas AG		6,640	535,365
Allianz SE (Registered)		14,623	2,297,171
Axel Springer SE		1,475	82,484
BASF SE		29,392	2,248,000
Bayer AG (Registered)		26,410	3,388,361
Bayerische Motoren Werke AG		10,465	912,995
Beiersdorf AG		3,224	285,779
Brenntag AG		4,952	267,179
Commerzbank AG	*	33,867	357,696
Continental AG		3,482	743,706
Daimler AG (Registered)		30,797	2,242,117
Deutsche Bank AG (Registered)		43,545	1,175,157
Deutsche Boerse AG		6,120	527,813
Deutsche Lufthansa AG (Registered)	*	7,605	105,868
Deutsche Post AG (Registered)		30,641	848,848
Deutsche Telekom AG (Registered)		101,734	1,811,020
Deutsche Wohnen AG		10,746	287,396
E.ON SE		63,338	543,531
Evonik Industries AG		4,119	137,915
Fraport AG Frankfurt Airport Services Worldwide		1,384	85,577
Fresenius Medical Care AG & Co. KGaA		6,910	540,051
Fresenius SE & Co. KGaA		11,999	805,467
GEA Group AG		5,881	224,245
Hannover Rueck SE		2,040	208,959
HeidelbergCement AG		4,491	308,406
Henkel AG & Co. KGaA		3,316	293,095
Hugo Boss AG		2,149	241,635
Infineon Technologies AG		35,886	403,195
K+S AG (Registered)		6,154	206,488
Kabel Deutschland Holding AG	*	735	95,850
Lanxess AG		2,799	131,058
Linde AG		5,870	953,432
MAN SE		1,144	116,538
Merck KGaA		4,112	364,061
Metro AG		6,126	169,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		5,244	979,393
OSRAM Licht AG		2,639	136,722

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ProSiebenSat.1 Media SE (Registered)		6,972	$342,225
RWE AG		15,672	178,092
SAP SE		31,468	2,038,614
Siemens AG (Registered)		25,367	2,266,211
Symrise AG		3,963	238,784
Telefonica Deutschland Holding AG		17,635	107,838
ThyssenKrupp AG		11,770	206,822
TUI AG		16,543	305,659
United Internet AG (Registered)		4,168	211,311
Volkswagen AG		1,040	122,536
Vonovia SE		15,209	489,517

			31,569,676

Hong Kong—2.9%
AIA Group Ltd.		385,600	2,005,410
ASM Pacific Technology Ltd.		8,300	54,438
Bank of East Asia Ltd. (The)		34,720	116,733
BOC Hong Kong Holdings Ltd.		117,500	346,540
Cathay Pacific Airways Ltd.		41,000	77,210
Cheung Kong Infrastructure Holdings Ltd.	†	19,000	170,293
Cheung Kong Property Holdings Ltd.		85,464	626,137
CK Hutchison Holdings Ltd.		85,464	1,111,685
CLP Holdings Ltd.		60,000	512,938
First Pacific Co. Ltd.		81,250	49,640
Galaxy Entertainment Group Ltd.		78,833	201,914
Hang Lung Properties Ltd.		66,000	148,458
Hang Seng Bank Ltd.		24,300	438,334
Henderson Land Development Co. Ltd.		37,519	224,352
HKT Trust & HKT Ltd.		88,100	104,852
Hong Kong & China Gas Co. Ltd.		220,891	414,209
Hong Kong Exchanges and Clearing Ltd.		35,100	805,229
Hysan Development Co. Ltd.		20,000	83,278
Kerry Properties Ltd.		22,000	60,403
Li & Fung Ltd.		173,200	132,677
Link REIT		73,000	401,897
MTR Corp. Ltd.		49,500	215,226
New World Development Co. Ltd.		183,866	179,064
Noble Group Ltd.		92,409	27,039
NWS Holdings Ltd.		59,500	78,431
PCCW Ltd.		138,000	71,036
Power Assets Holdings Ltd.		44,000	416,366
Shangri-La Asia Ltd.		42,000	36,464
Sino Land Co. Ltd.		89,000	135,512
SJM Holdings Ltd.	†	68,000	48,413
Sun Hung Kai Properties Ltd.		54,083	705,422
Swire Pacific Ltd., Class A		20,000	224,171
Swire Properties Ltd.		34,800	96,455
Techtronic Industries Co. Ltd.		40,500	150,986
WH Group Ltd.	*^	174,000	86,592
Wharf Holdings Ltd. (The)		43,915	247,786
Wheelock & Co. Ltd.		27,000	117,259
Yue Yuen Industrial Holdings Ltd.		24,500	91,151

			11,014,000

Ireland—0.9%
Bank of Ireland	*	876,316	342,632
CRH plc		25,796	680,966
Experian plc		31,390	503,912

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
James Hardie Industries plc CDI		15,479	$186,848
Kerry Group plc, Class A		5,036	378,861
Shire plc		19,002	1,299,014

			3,392,233

Israel—0.6%
Azrieli Group		1,345	53,769
Bank Hapoalim BM		36,630	184,327
Bank Leumi Le-Israel BM	*	48,412	180,706
Bezeq Israeli Telecommunication Corp. Ltd.		57,306	109,672
Delek Group Ltd.		167	36,505
Israel Chemicals Ltd.		15,103	77,719
Israel Corp. Ltd. (The)		66	15,827
Mizrahi Tefahot Bank Ltd.		4,584	54,204
NICE-Systems Ltd.		1,795	100,536
Teva Pharmaceutical Industries Ltd.		27,674	1,563,972

			2,377,237

Italy—2.3%
Assicurazioni Generali SpA		36,969	676,393
Atlantia SpA		13,151	367,869
Banca Monte dei Paschi di Siena SpA	*	74,950	133,552
Banco Popolare SC	*	11,857	175,429
Enel Green Power SpA	†	57,604	108,921
Enel SpA		222,873	994,458
Eni SpA	†	80,323	1,263,508
EXOR SpA		2,906	126,687
Finmeccanica SpA	*	11,919	149,259
Intesa Sanpaolo SpA		400,047	1,413,246
Intesa Sanpaolo SpA RSP		29,327	94,503
Luxottica Group SpA		5,367	371,958
Mediobanca SpA		19,162	188,530
Pirelli & C. SpA		7,728	129,321
Prysmian SpA		5,995	123,912
Saipem SpA	*†	8,902	71,381
Snam SpA		66,952	343,858
Telecom Italia SpA	*	365,084	449,902
Telecom Italia SpA RSP		197,405	202,460
Terna Rete Elettrica Nazionale SpA		50,645	246,146
UniCredit SpA		151,190	942,549
Unione di Banche Italiane SCpA		29,001	205,776
UnipolSai SpA		41,952	91,225

			8,870,843

Japan—22.2%
ABC-Mart, Inc.		1,100	61,495
Acom Co. Ltd.	*	14,300	73,171
Aeon Co. Ltd.	†	20,900	324,241
Aeon Credit Service Co. Ltd.	†	3,500	69,251
Aeon Mall Co. Ltd.		3,840	58,988
Air Water, Inc.		5,000	75,104
Aisin Seiki Co. Ltd.		6,100	204,667
Ajinomoto Co., Inc.		18,000	379,584
Alfresa Holdings Corp.	†	5,500	93,926
Alps Electric Co. Ltd.		5,415	152,920
Amada Holdings Co. Ltd.		10,900	83,108
ANA Holdings, Inc.		38,000	106,454
Aozora Bank Ltd.		34,000	117,923
Asahi Glass Co. Ltd.		32,000	186,986
Asahi Group Holdings Ltd.		12,300	399,052
Asahi Kasei Corp.		40,000	282,058
Asics Corp.		4,700	112,021
Astellas Pharma, Inc.		66,275	857,869
Bandai Namco Holdings, Inc.		5,450	126,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank of Kyoto Ltd. (The)		11,000	$111,878
Bank of Yokohama Ltd. (The)		36,000	218,809
Benesse Holdings, Inc.	†	1,700	45,451
Bridgestone Corp.	†	20,600	712,887
Brother Industries Ltd.		7,400	89,200
Calbee, Inc.		2,200	71,192
Canon, Inc.	†	33,700	974,857
Casio Computer Co. Ltd.	†	10,700	194,596
Central Japan Railway Co.		4,530	730,362
Chiba Bank Ltd. (The)		21,000	149,123
Chubu Electric Power Co., Inc.		20,600	303,731
Chugai Pharmaceutical Co. Ltd.		7,200	221,135
Chugoku Bank Ltd. (The)		5,200	77,176
Chugoku Electric Power Co., Inc. (The)		8,800	121,292
Citizen Holdings Co. Ltd.		8,600	59,437
COLOPL, Inc.	†	1,100	17,692
Dai Nippon Printing Co. Ltd.		17,131	165,526
Daicel Corp.		9,000	110,482
Daihatsu Motor Co. Ltd.	†	6,400	74,031
Dai-ichi Life Insurance Co. Ltd. (The)		34,200	544,459
Daiichi Sankyo Co. Ltd.	†	20,302	352,279
Daikin Industries Ltd.		7,400	415,036
Daito Trust Construction Co. Ltd.		2,245	228,103
Daiwa House Industry Co. Ltd.		19,000	471,027
Daiwa Securities Group, Inc.		53,000	342,937
Denso Corp.	†	15,400	652,327
Dentsu, Inc.	†	6,900	354,109
Don Quijote Holdings Co. Ltd.		3,500	131,865
East Japan Railway Co.	†	10,600	893,216
Eisai Co. Ltd.		8,000	472,012
Electric Power Development Co. Ltd.		5,140	156,869
FamilyMart Co. Ltd.		1,900	86,626
FANUC Corp.	†	6,400	984,568
Fast Retailing Co. Ltd.		1,700	691,491
Fuji Electric Co. Ltd.		18,000	65,280
Fuji Heavy Industries Ltd.	†	18,600	669,312
FUJIFILM Holdings Corp.		14,700	549,518
Fujitsu Ltd.		60,000	260,988
Fukuoka Financial Group, Inc.		24,000	114,309
GungHo Online Entertainment, Inc.	†	10,200	30,299
Gunma Bank Ltd. (The)		12,000	76,805
Hachijuni Bank Ltd. (The)		13,000	92,277
Hakuhodo DY Holdings, Inc.		7,500	71,106
Hamamatsu Photonics KK		4,400	99,577
Hankyu Hanshin Holdings, Inc.		38,000	232,410
Higo Bank Ltd. (The)	‡	11,000	79,580
Hikari Tsushin, Inc.		676	47,315
Hino Motors Ltd.	†	8,500	86,622
Hirose Electric Co. Ltd.		966	105,163
Hiroshima Bank Ltd. (The)		16,000	92,469
Hisamitsu Pharmaceutical Co., Inc.	†	1,900	63,531
Hitachi Chemical Co. Ltd.		3,600	49,670
Hitachi Construction Machinery Co. Ltd.	†	3,700	49,589
Hitachi High-Technologies Corp.		2,300	49,803
Hitachi Ltd.	†	153,000	772,043
Hitachi Metals Ltd.		6,400	74,323
Hokuhoku Financial Group, Inc.		38,007	87,024
Hokuriku Electric Power Co.		5,400	72,630
Honda Motor Co. Ltd.		52,300	1,560,983
HOYA Corp.		13,500	442,151
Hulic Co. Ltd.		9,800	88,654

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ibiden Co. Ltd.		4,000	$52,365
Idemitsu Kosan Co. Ltd.		3,100	47,487
IHI Corp.		43,000	110,494
Iida Group Holdings Co. Ltd.		4,900	76,658
INPEX Corp.		30,300	270,904
Isetan Mitsukoshi Holdings Ltd.		10,540	158,145
Isuzu Motors Ltd.		20,100	201,845
ITOCHU Corp.		50,100	529,619
Itochu Techno-Solutions Corp.		1,200	25,593
Iyo Bank Ltd. (The)		7,600	87,367
J. Front Retailing Co. Ltd.		7,400	119,870
Japan Airlines Co. Ltd.		3,500	123,847
Japan Airport Terminal Co. Ltd.	†	1,395	60,293
Japan Exchange Group, Inc.		17,600	257,281
Japan Prime Realty Investment Corp. REIT		26	84,517
Japan Real Estate Investment Corp. REIT		45	207,283
Japan Retail Fund Investment Corp. REIT		75	145,114
Japan Tobacco, Inc.	†	34,700	1,076,401
JFE Holdings, Inc.		15,700	206,203
JGC Corp.		6,000	79,603
Joyo Bank Ltd. (The)		19,000	100,095
JSR Corp.		6,000	86,489
JTEKT Corp.		6,700	93,807
JX Holdings, Inc.		71,810	259,300
Kajima Corp.		25,000	132,672
Kakaku.com, Inc.	†	4,600	74,706
Kamigumi Co. Ltd.		8,000	65,553
Kaneka Corp.		9,000	66,277
Kansai Electric Power Co., Inc. (The)	*	22,500	250,138
Kansai Paint Co. Ltd.		7,000	95,203
Kao Corp.		16,000	725,294
Kawasaki Heavy Industries Ltd.		49,000	169,165
KDDI Corp.	†	55,200	1,235,547
Keihan Electric Railway Co. Ltd.		16,000	106,717
Keikyu Corp.		15,000	119,397
Keio Corp.		18,000	127,970
Keisei Electric Railway Co. Ltd.		9,000	98,730
Keyence Corp.		1,472	657,363
Kikkoman Corp.		5,000	137,716
Kintetsu Group Holdings Co. Ltd.		59,000	211,919
Kirin Holdings Co. Ltd.		26,200	343,658
Kobe Steel Ltd.		92,000	99,753
Koito Manufacturing Co. Ltd.		3,100	101,297
Komatsu Ltd.		29,000	425,675
Konami Corp.		3,100	66,998
Konica Minolta, Inc.		13,600	143,273
Kose Corp.		951	86,797
Kubota Corp.		35,688	491,153
Kuraray Co. Ltd.		10,600	132,108
Kurita Water Industries Ltd.		3,400	72,186
Kyocera Corp.		10,200	467,160
Kyowa Hakko Kirin Co. Ltd.		7,000	104,354
Kyushu Electric Power Co., Inc.	*	12,600	137,471
Lawson, Inc.		1,900	140,187
LIXIL Group Corp.	†	9,200	187,240
M3, Inc.		5,700	113,275
Mabuchi Motor Co. Ltd.		1,700	73,813
Makita Corp.	†	4,000	212,772
Marubeni Corp.		52,700	258,197
Marui Group Co. Ltd.		7,500	90,466
Maruichi Steel Tube Ltd.	†	2,100	47,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mazda Motor Corp.		17,200	$271,782
McDonald’s Holdings Co. Japan Ltd.	†	2,300	51,625
Medipal Holdings Corp.		4,300	68,228
MEIJI Holdings Co. Ltd.		3,804	278,950
Minebea Co. Ltd.		10,056	106,748
Miraca Holdings, Inc.		1,900	80,576
Mitsubishi Chemical Holdings Corp.		43,500	227,139
Mitsubishi Corp.		43,700	716,311
Mitsubishi Electric Corp.		61,000	558,793
Mitsubishi Estate Co. Ltd.		39,308	802,965
Mitsubishi Gas Chemical Co., Inc.		13,000	60,009
Mitsubishi Heavy Industries Ltd.		96,000	429,335
Mitsubishi Logistics Corp.	†	3,000	34,788
Mitsubishi Materials Corp.		64,000	194,432
Mitsubishi Motors Corp.		18,800	143,788
Mitsubishi Tanabe Pharma Corp.		6,600	116,475
Mitsubishi UFJ Financial Group, Inc.		407,840	2,464,267
Mitsubishi UFJ Lease & Finance Co. Ltd.		16,500	72,690
Mitsui & Co. Ltd.		54,000	606,933
Mitsui Chemicals, Inc.	†	26,000	83,329
Mitsui Fudosan Co. Ltd.		30,000	822,342
Mitsui OSK Lines Ltd.	†	36,000	86,474
Mixi, Inc.	†	1,400	47,912
Mizuho Financial Group, Inc.		750,980	1,404,785
MS&AD Insurance Group Holdings, Inc.		16,074	431,263
Murata Manufacturing Co. Ltd.	†	6,400	826,717
Nabtesco Corp.		3,900	71,253
Nagoya Railroad Co. Ltd.	†	26,955	105,928
NEC Corp.		84,000	258,620
Nexon Co. Ltd.		4,500	60,163
NGK Insulators Ltd.		8,477	162,211
NGK Spark Plug Co. Ltd.		5,300	121,666
NH Foods Ltd.		5,000	102,034
NHK Spring Co. Ltd.		5,500	53,331
Nidec Corp.		6,900	474,485
Nikon Corp.	†	10,100	122,143
Nintendo Co. Ltd.		3,354	565,323
Nippon Building Fund, Inc. REIT		48	232,264
Nippon Electric Glass Co. Ltd.		13,500	65,208
Nippon Express Co. Ltd.		25,000	119,459
Nippon Paint Holdings Co. Ltd.	†	4,300	75,206
Nippon Prologis REIT, Inc. REIT		46	83,466
Nippon Steel & Sumitomo Metal Corp.		24,125	439,615
Nippon Telegraph & Telephone Corp.		23,700	834,800
Nippon Yusen K.K.		49,000	113,554
Nissan Motor Co. Ltd.	†	78,700	723,615
Nisshin Seifun Group, Inc.		6,681	97,151
Nissin Foods Holdings Co. Ltd.	†	1,900	87,406
Nitori Holdings Co. Ltd.		2,200	172,269
Nitto Denko Corp.		5,300	317,432
NOK Corp.		2,900	62,744
Nomura Holdings, Inc.	†	114,900	666,922
Nomura Real Estate Holdings, Inc.		4,000	80,416
Nomura Real Estate Master Fund, Inc. REIT	‡	112	142,621
Nomura Research Institute Ltd.		3,685	141,457
NSK Ltd.		16,200	157,027
NTT Data Corp.		4,300	216,791

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NTT DOCOMO, Inc.		44,963	$758,393
NTT Urban Development Corp.		2,400	22,114
Obayashi Corp.		21,000	179,176
Odakyu Electric Railway Co. Ltd.	†	21,000	189,114
Oji Holdings Corp.		25,000	107,305
Olympus Corp.		9,100	283,905
Omron Corp.		6,300	189,644
Ono Pharmaceutical Co. Ltd.		2,600	308,270
Oracle Corp. Japan		1,400	59,121
Oriental Land Co. Ltd.	†	6,400	357,395
ORIX Corp.		42,000	541,772
Osaka Gas Co. Ltd.		60,000	227,485
Otsuka Corp.		1,700	82,830
Otsuka Holdings Co. Ltd.		12,400	395,951
Panasonic Corp.	†	69,900	707,397
Park24 Co. Ltd.		3,200	60,057
Rakuten, Inc.		29,600	378,360
Recruit Holdings Co. Ltd.		4,200	125,934
Resona Holdings, Inc.		70,300	358,196
Ricoh Co. Ltd.	†	23,700	239,202
Rinnai Corp.		1,200	91,555
Rohm Co. Ltd.		2,900	128,964
Ryohin Keikaku Co. Ltd.		749	152,503
Sankyo Co. Ltd.		1,600	56,922
Sanrio Co. Ltd.	†	1,600	43,707
Santen Pharmaceutical Co. Ltd.		12,900	173,190
SBI Holdings, Inc.		6,710	75,816
Secom Co. Ltd.		6,700	402,942
Sega Sammy Holdings, Inc.		6,348	61,948
Seibu Holdings, Inc.		4,100	83,087
Seiko Epson Corp.		8,300	117,412
Sekisui Chemical Co. Ltd.		13,109	137,979
Sekisui House Ltd.		19,000	297,615
Seven & i Holdings Co. Ltd.		23,840	1,087,895
Seven Bank Ltd.	†	19,900	86,129
Sharp Corp.	*†	57,000	65,373
Shikoku Electric Power Co., Inc.	†	5,600	91,326
Shimadzu Corp.		8,000	115,498
Shimamura Co. Ltd.	†	800	86,172
Shimano, Inc.		2,500	351,240
Shimizu Corp.		19,000	163,138
Shin-Etsu Chemical Co. Ltd.	†	13,000	666,693
Shinsei Bank Ltd.		53,000	108,949
Shionogi & Co. Ltd.		9,500	340,529
Shiseido Co. Ltd.		11,600	252,958
Shizuoka Bank Ltd. (The)		16,000	160,573
Showa Shell Sekiyu K.K.		7,800	61,486
SMC Corp.		1,694	370,916
SoftBank Group Corp.	†	30,800	1,424,186
Sompo Japan Nipponkoa Holdings, Inc.		10,575	307,149
Sony Corp.		39,700	973,131
Sony Financial Holdings, Inc.		5,200	85,347
Stanley Electric Co. Ltd.		4,500	89,782
Sumitomo Chemical Co. Ltd.		50,000	252,836
Sumitomo Corp.	†	35,800	346,201
Sumitomo Dainippon Pharma Co. Ltd.	†	4,000	39,989
Sumitomo Electric Industries Ltd.		24,000	307,036
Sumitomo Heavy Industries Ltd.		18,000	71,327
Sumitomo Metal Mining Co. Ltd.		16,481	187,220
Sumitomo Mitsui Financial Group, Inc.		40,200	1,524,397
Sumitomo Mitsui Trust Holdings, Inc.		105,740	387,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Realty & Development Co. Ltd.		11,825	$376,359
Sumitomo Rubber Industries Ltd.		5,500	76,346
Suntory Beverage & Food Ltd.		4,100	157,518
Suruga Bank Ltd.		5,400	100,480
Suzuken Co. Ltd.		2,406	80,233
Suzuki Motor Corp.		11,600	356,699
Sysmex Corp.		4,600	242,934
T&D Holdings, Inc.		18,500	218,519
Taiheiyo Cement Corp.		36,000	107,869
Taisei Corp.		33,000	215,130
Taisho Pharmaceutical Holdings Co. Ltd.		1,090	62,663
Taiyo Nippon Sanso Corp.		5,300	50,351
Takashimaya Co. Ltd.		9,000	72,719
Takeda Pharmaceutical Co. Ltd.		24,920	1,093,296
TDK Corp.		4,000	226,231
Terumo Corp.		9,700	274,536
THK Co. Ltd.		3,900	62,121
Tobu Railway Co. Ltd.		31,000	133,166
Toho Co. Ltd.		3,600	82,057
Toho Gas Co. Ltd.		13,000	76,658
Tohoku Electric Power Co., Inc.		14,800	200,563
Tokio Marine Holdings, Inc.		21,416	800,102
Tokyo Electric Power Co., Inc.	*	46,100	307,931
Tokyo Electron Ltd.	†	5,500	259,684
Tokyo Gas Co. Ltd.		74,000	357,961
Tokyo Tatemono Co. Ltd.		6,475	77,203
Tokyu Corp.		36,000	264,190
Tokyu Fudosan Holdings Corp.		15,900	105,791
TonenGeneral Sekiyu K.K.		9,000	87,218
Toppan Printing Co. Ltd.		16,000	128,888
Toray Industries, Inc.		47,000	406,327
Toshiba Corp.	*†	128,000	322,465
TOTO Ltd.		4,500	140,236
Toyo Seikan Group Holdings Ltd.	†	5,200	82,771
Toyo Suisan Kaisha Ltd.		2,800	106,154
Toyoda Gosei Co. Ltd.		2,300	45,206
Toyota Industries Corp.		5,200	247,358
Toyota Motor Corp.		87,200	5,105,378
Toyota Tsusho Corp.		6,300	132,793
Trend Micro, Inc.		3,100	109,505
Unicharm Corp.		11,900	210,771
United Urban Investment Corp. REIT		82	109,510
USS Co. Ltd.		6,500	108,108
West Japan Railway Co.		5,200	325,915
Yahoo! Japan Corp.		41,900	159,513
Yakult Honsha Co. Ltd.	†	2,600	129,512
Yamada Denki Co. Ltd.	†	21,500	86,678
Yamaguchi Financial Group, Inc.	†	6,000	73,548
Yamaha Corp.		5,200	115,171
Yamaha Motor Co. Ltd.		7,800	156,922
Yamato Holdings Co. Ltd.		11,200	214,437
Yamazaki Baking Co. Ltd.	†	3,482	53,653
Yaskawa Electric Corp.	†	7,200	73,476
Yokogawa Electric Corp.		7,200	75,363
Yokohama Rubber Co. Ltd. (The)		3,300	58,203

			84,124,738

Jersey, Channel Islands—0.1%
Randgold Resources Ltd.		3,213	189,326

Luxembourg—0.2%
ArcelorMittal		31,993	165,911

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Millicom International Cellular SA SDR		1,962	$122,699
RTL Group SA		1,149	99,052
SES SA FDR		10,233	322,946
Tenaris SA		16,009	192,466

			903,074

Macau—0.1%
MGM China Holdings Ltd.		22,800	26,560
Sands China Ltd.		77,294	234,778
Wynn Macau Ltd.	†	52,856	60,473

			321,811

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		7,631	68,359

Netherlands—3.4%
Aegon NV	†	58,520	335,562
Akzo Nobel NV		7,786	506,396
Altice NV, Class A	*†	8,759	183,267
Altice NV, Class B	*	2,940	65,588
ASML Holding NV		10,884	956,736
Boskalis Westminster		2,554	111,795
Delta Lloyd NV	†	7,390	62,096
Gemalto NV		2,769	180,019
Heineken Holding NV		3,383	241,196
Heineken NV		7,303	591,314
ING Groep NV CVA		123,934	1,755,837
Koninklijke Ahold NV		28,360	553,248
Koninklijke DSM NV		5,789	267,172
Koninklijke KPN NV		101,891	382,133
Koninklijke Philips NV	†	29,581	695,948
Koninklijke Vopak NV		2,099	83,925
NN Group NV		5,717	164,119
OCI NV	*	2,819	72,313
Qiagen NV	*	7,543	194,573
Randstad Holding NV		4,033	241,056
Royal Dutch Shell plc, Class A		124,447	2,937,826
Royal Dutch Shell plc, Class B		78,168	1,848,303
TNT Express NV		15,201	115,999
Wolters Kluwer NV		9,634	297,106

			12,843,527

New Zealand—0.1%
Auckland International Airport Ltd.		29,760	93,163
Contact Energy Ltd.		24,537	77,867
Fletcher Building Ltd.		21,422	93,400
Meridian Energy Ltd.		43,859	59,057
Mighty River Power Ltd.		15,222	24,521
Ryman Healthcare Ltd.	†	15,067	70,574
Spark New Zealand Ltd.		57,289	109,479

			528,061

Norway—0.5%
DnB ASA		31,054	404,148
Gjensidige Forsikring ASA		6,682	89,970
Norsk Hydro ASA		39,681	132,319
Orkla ASA		27,592	204,051
Statoil ASA		35,411	516,260
Telenor ASA		23,837	445,432
Yara International ASA		5,747	229,263

			2,021,443

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Portugal—0.1%
Banco Comercial Portugues SA, Class R	*	753,906	$36,844
Banco Espirito Santo SA (Registered)	*‡	71,807	722
EDP - Energias de Portugal SA		74,085	271,413
Galp Energia SGPS SA		11,397	112,463
Jeronimo Martins SGPS SA		7,458	100,655

			522,097

Singapore—1.2%
Ascendas Real Estate Investment Trust REIT		63,986	105,414
CapitaLand Commercial Trust Ltd. REIT		60,800	57,404
CapitaLand Ltd.		75,500	142,561
CapitaLand Mall Trust REIT		75,800	101,357
City Developments Ltd.		12,300	66,647
ComfortDelGro Corp. Ltd.		65,700	132,726
DBS Group Holdings Ltd.		54,930	626,990
Genting Singapore plc		180,600	92,249
Global Logistic Properties Ltd.		92,779	133,389
Golden Agri-Resources Ltd.		176,320	40,984
Hutchison Port Holdings Trust, Class U		177,500	98,277
Jardine Cycle & Carriage Ltd.		4,110	78,091
Keppel Corp. Ltd.		46,800	223,819
Oversea-Chinese Banking Corp. Ltd.		94,926	587,808
SembCorp Industries Ltd.		33,040	80,637
Sembcorp Marine Ltd.		29,400	47,465
Singapore Airlines Ltd.		16,000	120,445
Singapore Exchange Ltd.		23,900	118,231
Singapore Press Holdings Ltd.		49,000	132,257
Singapore Technologies Engineering Ltd.		50,800	106,578
Singapore Telecommunications Ltd.		252,359	638,750
StarHub Ltd.		21,030	51,206
Suntec Real Estate Investment Trust REIT		75,700	79,961
United Overseas Bank Ltd.		40,917	534,258
UOL Group Ltd.		15,300	64,778
Wilmar International Ltd.		56,800	102,775

			4,565,057

South Africa—0.1%
Investec plc		16,384	125,451
Mondi plc		11,783	246,962

			372,413

Spain—3.4%
Abertis Infraestructuras SA		15,096	238,854
ACS Actividades de Construccion y Servicios SA		6,561	188,773
Aena SA	*^	2,161	239,038
Amadeus IT Holding SA, Class A		14,186	607,802
Banco Bilbao Vizcaya Argentaria SA		202,104	1,708,958
Banco de Sabadell SA		157,725	290,302
Banco Popular Espanol SA		54,367	198,605
Banco Popular Espanol SA	*‡	300	1,096
Banco Santander SA		457,805	2,434,338
Bankia SA		156,752	203,440
Bankinter SA		19,959	147,041
CaixaBank SA		82,668	319,037
CaixaBank SA	*‡	870	3,357

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Distribuidora Internacional de Alimentacion SA	*	19,200	$116,228
Enagas SA		7,053	202,249
Endesa SA		10,687	225,372
Ferrovial SA		14,215	340,025
Gas Natural SDG SA		11,226	219,043
Grifols SA		5,028	207,887
Iberdrola SA		173,816	1,158,174
Industria de Diseno Textil SA		34,454	1,155,293
Mapfre SA		35,523	92,887
Red Electrica Corp. SA		3,458	287,138
Repsol SA	†	33,694	392,979
Telefonica SA		142,432	1,727,983
Zardoya Otis SA	†	6,164	66,612

			12,772,511

Sweden—2.9%
Alfa Laval AB		8,698	142,394
Assa Abloy AB, Class B		31,766	569,748
Atlas Copco AB, Class A		21,305	512,364
Atlas Copco AB, Class B		12,507	279,759
Boliden AB		8,362	130,933
Electrolux AB, Series B		8,094	228,711
Getinge AB, Class B		6,133	136,886
Hennes & Mauritz AB, Class B		29,986	1,095,580
Hexagon AB, Class B		8,198	250,462
Husqvarna AB, Class B		13,046	85,560
ICA Gruppen AB		2,448	82,875
Industrivarden AB, Class C	†	5,160	90,635
Investment AB Kinnevik, Class B		7,696	219,992
Investor AB, Class B		14,453	496,619
Lundin Petroleum AB	*†	6,884	88,845
Nordea Bank AB		95,945	1,070,412
Sandvik AB		33,992	289,556
Securitas AB, Class B		9,660	118,143
Skandinaviska Enskilda Banken AB, Class A		48,165	515,135
Skanska AB, Class B		12,219	239,892
SKF AB, Class B		12,759	234,491
Svenska Cellulosa AB SCA, Class B		18,671	522,454
Svenska Handelsbanken AB		47,413	680,133
Swedbank AB, Class A		28,687	634,566
Swedish Match AB		6,178	186,752
Tele2 AB, Class B		10,010	97,624
Telefonaktiebolaget LM Ericsson, Class B		96,202	943,706
TeliaSonera AB		82,512	445,382
Volvo AB, Class B		48,684	466,351

			10,855,960

Switzerland—9.9%
ABB Ltd. (Registered)	*	69,419	1,228,267
Actelion Ltd. (Registered)	*	3,263	414,714
Adecco SA (Registered)	*	5,405	395,838
Aryzta AG	*	2,676	113,418
Baloise Holding AG (Registered)		1,638	187,722
Barry Callebaut AG (Registered)	*†	67	72,955
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		31	181,757
Chocoladefabriken Lindt & Spruengli AG (Registered)		3	212,812
Cie Financiere Richemont SA (Registered)		16,483	1,282,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Coca-Cola HBC AG	*	5,919	$125,297
Credit Suisse Group AG (Registered)	*	50,021	1,202,347
Dufry AG (Registered)	*	1,190	139,340
EMS-Chemie Holding AG (Registered)		243	99,970
Geberit AG (Registered)		1,202	367,711
Givaudan SA (Registered)	*	293	476,759
Glencore plc	*	384,225	533,329
Julius Baer Group Ltd.	*	7,128	323,697
Kuehne + Nagel International AG (Registered)		1,730	222,455
LafargeHolcim Ltd. (Registered)	*	3,706	193,057
LafargeHolcim Ltd. (Registered)	*	10,035	526,035
Lonza Group AG (Registered)	*	1,702	223,330
Nestle SA (Registered)		102,782	7,729,791
Novartis AG (Registered)		72,537	6,667,013
Pargesa Holding SA (Bearer)		1,053	61,797
Partners Group Holding AG		472	159,979
Roche Holding AG (Genusschein)		22,404	5,947,625
Schindler Holding AG (Participation Certificates)		1,456	209,150
Schindler Holding AG (Registered)		608	89,175
SGS SA (Registered)		174	304,047
Sika AG (Bearer)		73	225,174
Sonova Holding AG (Registered)		1,729	222,640
STMicroelectronics NV	†	18,922	129,271
Sulzer AG (Registered)	†	767	75,155
Swatch Group AG (The) (Bearer)	†	981	363,824
Swatch Group AG (The) (Registered)		1,469	105,974
Swiss Life Holding AG (Registered)	*	1,030	229,757
Swiss Prime Site AG (Registered)	*	1,958	143,059
Swiss Re AG		11,131	955,008
Swisscom AG (Registered)		823	410,732
Syngenta AG (Registered)		2,938	941,367
Transocean Ltd.	†	11,064	142,720
UBS Group AG (Registered)		116,862	2,160,560
Wolseley plc		8,250	482,575
Zurich Insurance Group AG	*	4,832	1,186,286

			37,466,047

United Kingdom—18.4%
3i Group plc		31,265	220,852
Aberdeen Asset Management plc		27,643	124,172
Admiral Group plc		6,189	140,761
Aggreko plc		7,881	113,614
Amec Foster Wheeler plc		11,893	129,191
Anglo American plc		44,356	370,511
ARM Holdings plc		44,724	642,560
Ashtead Group plc		16,866	238,512
Associated British Foods plc		11,297	571,732
AstraZeneca plc (London Exchange)		40,396	2,561,857
Aviva plc		130,533	892,790
Babcock International Group plc		7,434	102,844
BAE Systems plc		99,879	677,040
Barclays plc		536,273	1,984,635
Barratt Developments plc		31,655	309,206
BG Group plc		109,494	1,579,548
BP plc		583,469	2,960,156
British American Tobacco plc		59,549	3,285,660
British Land Co. plc (The) REIT		30,821	391,415
BT Group plc		268,225	1,707,130
Bunzl plc		10,723	287,743
Burberry Group plc		14,194	294,223

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capita plc		21,053	$382,365
Centrica plc		157,507	547,184
CNH Industrial NV		30,353	197,852
Cobham plc		34,712	150,256
Compass Group plc		52,686	841,548
Croda International plc		4,456	182,846
Diageo plc		80,480	2,162,250
Direct Line Insurance Group plc		44,187	250,724
Dixons Carphone plc		33,098	212,721
easyJet plc		4,695	126,737
Fiat Chrysler Automobiles NV	*	28,597	371,691
G4S plc		50,896	177,925
GKN plc		52,844	214,645
GlaxoSmithKline plc		155,483	2,984,326
Hammerson plc REIT		25,198	237,936
Hargreaves Lansdown plc		7,699	140,802
HSBC Holdings plc (London Exchange)		622,662	4,697,187
ICAP plc		17,045	118,055
IMI plc		8,358	120,097
Imperial Tobacco Group plc		30,204	1,561,511
Inmarsat plc		14,671	218,252
InterContinental Hotels Group plc		7,567	262,154
International Consolidated Airlines Group SA	*	27,301	244,589
Intertek Group plc		5,287	195,104
Intu Properties plc REIT		32,811	163,768
ITV plc		121,634	453,263
J. Sainsbury plc		39,492	156,185
Johnson Matthey plc		6,572	243,662
Kingfisher plc		74,594	405,212
Land Securities Group plc REIT		25,096	478,429
Legal & General Group plc		188,077	678,163
Lloyds Banking Group plc		1,827,961	2,081,062
London Stock Exchange Group plc		9,936	364,197
Marks & Spencer Group plc		52,366	397,499
Meggitt plc		23,573	170,059
Melrose Industries plc		30,665	122,674
Merlin Entertainments plc	^	21,082	118,788
National Grid plc		120,011	1,671,411
Next plc		4,606	530,805
Old Mutual plc		156,411	448,252
Pearson plc		26,061	445,459
Persimmon plc	*	9,780	297,668
Petrofac Ltd.		8,119	94,558
Prudential plc		82,406	1,738,481
Reckitt Benckiser Group plc		20,583	1,866,586
RELX NV		32,331	528,191
RELX plc		35,830	614,536
Rexam plc		23,154	183,836
Rio Tinto Ltd.		13,329	458,577
Rio Tinto plc		40,608	1,362,527
Rolls-Royce Holdings plc	*	57,752	592,430
Royal Bank of Scotland Group plc	*	102,634	489,677
Royal Mail plc		27,230	189,203
RSA Insurance Group plc		32,583	198,641
SABMiller plc		31,096	1,760,899
Sage Group plc (The)		34,543	261,338
Schroders plc		3,660	155,521
Segro plc REIT		21,978	142,991
Severn Trent plc		7,685	254,220
Sky plc		32,756	518,234
Smith & Nephew plc		28,431	496,725
Smiths Group plc		12,908	196,676
Sports Direct International plc	*	8,881	101,889

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SSE plc		31,269	$707,712
St James’s Place plc		17,583	226,296
Standard Chartered plc (London Exchange)		82,198	797,727
Standard Life plc		62,328	366,063
Subsea 7 SA	*	8,649	65,104
Tate & Lyle plc		14,425	128,537
Taylor Wimpey plc		103,791	307,510
Tesco plc		257,058	714,003
Travis Perkins plc		7,991	238,394
Tullow Oil plc	*	28,749	73,897
Unilever NV CVA		52,151	2,090,473
Unilever plc		41,152	1,676,113
United Utilities Group plc		21,781	305,283
Vodafone Group plc		847,459	2,672,958
Weir Group plc (The)		6,546	116,135
Whitbread plc		5,774	409,067
William Hill plc		26,735	142,194
Wm Morrison Supermarkets plc		76,511	192,536
WPP plc		40,912	851,748

			69,698,951

United States—0.1%
Carnival plc		5,879	304,159

TOTAL COMMON STOCKS (Cost $385,026,980)			372,234,572

PREFERRED STOCKS—0.4%
Germany—0.4%
Bayerische Motoren Werke AG		1,683	115,748
FUCHS PETROLUB SE		2,180	96,487
Henkel AG & Co. KGaA		5,646	581,512
Porsche Automobil Holding SE		4,878	207,538
Volkswagen AG		5,138	564,398

TOTAL PREFERRED STOCKS (Cost $1,973,256)			1,565,683

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.052%	03/17/2016	‡‡	$55,000	54,992
0.026%	12/10/2015	‡‡	205,000	205,017

TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,974)				260,009

			Shares	Value
MONEY MARKET FUNDS—5.7%
Institutional Money Market Funds—5.7%
Dreyfus Institutional Cash Advantage Fund, 0.11%		††¥	3,050,000	3,050,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%			¥2,752,168	2,752,168
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17%		††¥	3,510,724	3,510,724
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.14%		††¥	3,050,000	3,050,000

Vantagepoint Overseas Equity Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.16%	††¥	3,050,000	$3,050,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.16%	††¥	3,050,000	3,050,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	3,050,000	3,050,000

TOTAL MONEY MARKET FUNDS (Cost $21,512,892)			21,512,892

TOTAL INVESTMENTS—104.4% (Cost $408,773,102)			395,573,156
Other assets less liabilities—(4.4%)			(16,731,356)

NET ASSETS—100.0%			$378,841,800

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $363,209)
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $444,418, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at September 30, 2015.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	12.9%
Pharmaceuticals	9.7%
Insurance	5.6%
Oil, Gas & Consumable Fuels	4.4%
Automobiles	3.6%
Diversified Telecommunication Services	3.4%
Food Products	3.3%
Chemicals	3.3%
Beverages	2.6%
Metals & Mining	2.2%
Machinery	2.2%
Capital Markets	2.0%
Real Estate Management & Development	2.0%
Electric Utilities	1.8%
Food & Staples Retailing	1.7%
Wireless Telecommunication Services	1.7%
Personal Products	1.7%
Media	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Real Estate Investment Trusts (REITs)	1.7%
Tobacco	1.6%
Industrial Conglomerates	1.4%
Auto Components	1.3%
Hotels, Restaurants & Leisure	1.2%
Electronic Equipment, Instruments & Components	1.2%
Specialty Retail	1.2%
Road & Rail	1.2%
Multi-Utilities	1.2%
Electrical Equipment	1.2%
Trading Companies & Distributors	1.1%
Aerospace & Defense	1.1%
Diversified Financial Services	1.1%
Household Durables	1.0%
Software	1.0%
Health Care Equipment & Supplies	0.9%
Household Products	0.8%
Construction & Engineering	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Building Products	0.7%
Transportation Infrastructure	0.6%
Construction Materials	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Professional Services	0.6%
Health Care Providers & Services	0.6%
IT Services	0.6%
Gas Utilities	0.5%
Communications Equipment	0.5%
Commercial Services & Supplies	0.5%
Multiline Retail	0.4%
Biotechnology	0.4%
Air Freight & Logistics	0.4%
Airlines	0.3%
Marine	0.3%
Leisure Products	0.2%
Energy Equipment & Services	0.2%
Containers & Packaging	0.2%
Paper & Forest Products	0.2%
Water Utilities	0.1%
Internet & Catalog Retail	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Internet Software & Services	0.1%
Consumer Finance	0.1%
Life Sciences Tools & Services	0.1%

Vantagepoint Overseas Equity Index Fund
Distributors	0.0%
Health Care Technology	0.0%
Diversified Consumer Services	0.0%

98.2%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.2%
Chemicals	0.0%

0.4%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.6%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.7%

TOTAL INVESTMENTS	104.4%
Other assets less liabilities	(4.4)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—99.2%
Vantagepoint Aggressive Opportunities Fund Class T		774,180	$8,407,591
Vantagepoint Core Bond Index Fund Class T		10,146,561	103,393,458
Vantagepoint Discovery Fund Class T		923,451	8,347,998
Vantagepoint Diversifying Strategies Fund Class T		5,618,240	55,452,028
Vantagepoint Equity Income Fund Class T		5,076,557	44,318,343
Vantagepoint Growth & Income Fund Class T		2,665,960	32,204,798
Vantagepoint Growth Fund Class T		2,229,798	29,232,651
Vantagepoint High Yield Fund Class T		6,711,544	59,397,164
Vantagepoint Inflation Focused Fund Class T		4,535,190	47,211,326
Vantagepoint International Fund Class T		3,999,529	38,835,424
Vantagepoint Low Duration Bond Fund Class T		17,302,213	173,887,239
Vantagepoint Select Value Fund Class T		1,444,330	15,613,211

TOTAL AFFILIATED MUTUAL FUNDS (Cost $613,714,641)			616,301,231

EXCHANGE TRADED FUND—0.8%
Vanguard FTSE Emerging Markets ETF (Cost $6,412,306)		156,150	5,167,004

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $58,753)	¥	58,753	58,753

TOTAL INVESTMENTS—100.0% (Cost $620,185,700)			621,526,988
Other assets less liabilities—(0.0%)			(158,005)

NET ASSETS—100.0%			$621,368,983

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.5%
Vantagepoint Aggressive Opportunities Fund Class T	4,405,701	$47,845,912
Vantagepoint Core Bond Index Fund Class T	26,151,992	266,488,800
Vantagepoint Discovery Fund Class T	4,479,206	40,492,021
Vantagepoint Diversifying Strategies Fund Class T	19,613,618	193,586,409
Vantagepoint Equity Income Fund Class T	19,899,405	173,721,809
Vantagepoint Growth & Income Fund Class T	14,936,839	180,437,012
Vantagepoint Growth Fund Class T	10,865,373	142,445,037
Vantagepoint High Yield Fund Class T	8,806,098	77,933,964
Vantagepoint Inflation Focused Fund Class T	5,363,591	55,834,985
Vantagepoint International Fund Class T	17,993,651	174,718,351
Vantagepoint Low Duration Bond Fund Class T	15,928,598	160,082,405
Vantagepoint Select Value Fund Class T	6,653,455	71,923,844

TOTAL AFFILIATED MUTUAL FUNDS (Cost $1,498,381,029)		1,585,510,549

EXCHANGE TRADED FUND—1.5%
Vanguard FTSE Emerging Markets ETF (Cost $30,626,110)	743,600	24,605,724

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $269,591) ¥	269,591	269,591

TOTAL INVESTMENTS—100.0% (Cost $1,529,276,730)		1,610,385,864
Other assets less liabilities—(0.0%)		(151,328)

NET ASSETS—100.0%		$1,610,234,536

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	9,365,528	$101,709,638
Vantagepoint Core Bond Index Fund Class T	25,318,404	257,994,538
Vantagepoint Discovery Fund Class T	8,270,579	74,766,037
Vantagepoint Diversifying Strategies Fund Class T	27,576,524	272,180,288
Vantagepoint Equity Income Fund Class T	34,589,658	301,967,714
Vantagepoint Growth & Income Fund Class T	25,035,986	302,434,713
Vantagepoint Growth Fund Class T	17,351,247	227,474,853
Vantagepoint High Yield Fund Class T	7,050,392	62,395,968
Vantagepoint International Fund Class T	29,887,211	290,204,820
Vantagepoint Select Value Fund Class T	13,133,556	141,973,737

TOTAL AFFILIATED MUTUAL FUNDS (Cost $1,917,814,330)		2,033,102,306

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $51,372,776)	1,233,550	40,818,169

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $402,611) ¥	402,611	402,611

TOTAL INVESTMENTS—100.0% (Cost $1,969,589,717)		2,074,323,086
Other assets less liabilities—0.0%		12,440

NET ASSETS—100.0%		$2,074,335,526

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Global Equity Growth Fund (Formerly Vantagepoint Model Portfolio All-Equity Growth Fund)
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T	6,076,616	$65,992,045
Vantagepoint Discovery Fund Class T	3,301,009	29,841,118
Vantagepoint Equity Income Fund Class T	10,996,566	96,000,021
Vantagepoint Growth & Income Fund Class T	8,666,438	104,690,575
Vantagepoint Growth Fund Class T	7,954,316	104,281,083
Vantagepoint International Fund Class T	25,417,866	246,807,475
Vantagepoint Overseas Equity Index Fund Class T	11,575,770	126,754,679
Vantagepoint Select Value Fund Class T	6,239,671	67,450,840

TOTAL AFFILIATED MUTUAL FUNDS (Cost $801,457,525)		841,817,836

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $20,036,110)	495,950	16,410,986

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $165,277)	¥165,277	165,277

TOTAL INVESTMENTS—100.0% (Cost $821,658,912)		858,394,099
Other assets less liabilities—(0.0%)		(32,038)

NET ASSETS—100.0%		$858,362,061

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Aggressive Opportunities Fund Class T	97,075	$1,054,230
Vantagepoint Core Bond Index Fund Class T	6,406,331	65,280,515
Vantagepoint Discovery Fund Class T	115,752	1,046,401
Vantagepoint Diversifying Strategies Fund Class T	2,186,819	21,583,908
Vantagepoint Equity Income Fund Class T	2,586,472	22,579,903
Vantagepoint Growth & Income Fund Class T	1,873,031	22,626,211
Vantagepoint Growth Fund Class T	637,989	8,364,037
Vantagepoint High Yield Fund Class T	1,949,626	17,254,187
Vantagepoint Inflation Focused Fund Class T	3,178,398	33,087,127
Vantagepoint International Fund Class T	2,003,504	19,454,025
Vantagepoint Low Duration Bond Fund Class T	8,253,786	82,950,548
Vantagepoint Mid/Small Company Index Fund Class T	630,652	11,805,805
Vantagepoint Select Value Fund Class T	99,668	1,077,416

TOTAL AFFILIATED MUTUAL FUNDS (Cost $319,871,133)		308,164,313

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $4,469,422)	108,500	3,590,265

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $53,717)	¥53,717	53,717

TOTAL INVESTMENTS—100.0% (Cost $324,394,272)		311,808,295
Other assets less liabilities—(0.0%)		(91,896)

NET ASSETS—100.0%		$311,716,399

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Aggressive Opportunities Fund Class T		43,065	$467,689
Vantagepoint Core Bond Index Fund Class T		5,874,064	59,856,717
Vantagepoint Discovery Fund Class T		51,522	465,762
Vantagepoint Diversifying Strategies Fund Class T		2,509,043	24,764,256
Vantagepoint Equity Income Fund Class T		2,527,844	22,068,081
Vantagepoint Growth & Income Fund Class T		1,553,762	18,769,447
Vantagepoint Growth Fund Class T		944,919	12,387,887
Vantagepoint High Yield Fund Class T		1,838,239	16,268,416
Vantagepoint Inflation Focused Fund Class T		2,707,926	28,189,515
Vantagepoint International Fund Class T		1,830,520	17,774,351
Vantagepoint Low Duration Bond Fund Class T		5,195,949	52,219,284
Vantagepoint Mid/Small Company Index Fund Class T		623,847	11,678,424
Vantagepoint Select Value Fund Class T		44,039	476,062

TOTAL AFFILIATED MUTUAL FUNDS (Cost $271,554,516)			265,385,891

EXCHANGE TRADED FUND—1.1%
Vanguard FTSE Emerging Markets ETF (Cost $3,827,021)		93,200	3,083,988

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $69,304)	¥	69,304	69,304

TOTAL INVESTMENTS—100.0% (Cost $275,450,841)			268,539,183
Other assets less liabilities—(0.0%)			(90,255)

NET ASSETS—100.0%			$268,448,928

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2015 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T		228,972	$2,486,635
Vantagepoint Core Bond Index Fund Class T		10,440,470	106,388,384
Vantagepoint Discovery Fund Class T		273,006	2,467,973
Vantagepoint Diversifying Strategies Fund Class T		6,348,291	62,657,637
Vantagepoint Equity Income Fund Class T		5,766,605	50,342,466
Vantagepoint Growth & Income Fund Class T		3,241,801	39,160,951
Vantagepoint Growth Fund Class T		2,474,858	32,445,383
Vantagepoint High Yield Fund Class T		2,896,286	25,632,135
Vantagepoint Inflation Focused Fund Class T		3,760,004	39,141,644
Vantagepoint International Fund Class T		4,548,235	44,163,359
Vantagepoint Low Duration Bond Fund Class T		9,140,281	91,859,820
Vantagepoint Mid/Small Company Index Fund Class T		1,408,833	26,373,358
Vantagepoint Select Value Fund Class T		234,703	2,537,135

TOTAL AFFILIATED MUTUAL FUNDS (Cost $530,743,450)			525,656,880

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $10,622,477)		257,050	8,505,785

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $127,132)	¥	127,132	127,132

TOTAL INVESTMENTS—100.0% (Cost $541,493,059)			534,289,797
Other assets less liabilities—(0.0%)			(58,490)

NET ASSETS—100.0%			$534,231,307

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2020 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T		384,165	$4,172,029
Vantagepoint Core Bond Index Fund Class T		14,161,758	144,308,310
Vantagepoint Discovery Fund Class T		458,398	4,143,914
Vantagepoint Diversifying Strategies Fund Class T		9,860,340	97,321,551
Vantagepoint Equity Income Fund Class T		9,870,651	86,170,783
Vantagepoint Growth & Income Fund Class T		5,437,061	65,679,692
Vantagepoint Growth Fund Class T		3,996,501	52,394,128
Vantagepoint High Yield Fund Class T		3,681,409	32,580,470
Vantagepoint Inflation Focused Fund Class T		3,376,742	35,151,880
Vantagepoint International Fund Class T		7,631,993	74,106,651
Vantagepoint Low Duration Bond Fund Class T		9,446,540	94,937,728
Vantagepoint Mid/Small Company Index Fund Class T		2,343,121	43,863,222
Vantagepoint Select Value Fund Class T		393,929	4,258,373

TOTAL AFFILIATED MUTUAL FUNDS (Cost $740,890,930)			739,088,731

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $17,590,911)		427,600	14,149,284

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $151,091)	¥	151,091	151,091

TOTAL INVESTMENTS—100.0% (Cost $758,632,932)			753,389,106
Other assets less liabilities—(0.0%)			(3,011)

NET ASSETS—100.0%			$753,386,095

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2025 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.7%
Vantagepoint Aggressive Opportunities Fund Class T		390,636	$4,242,306
Vantagepoint Core Bond Index Fund Class T		11,088,736	112,994,217
Vantagepoint Discovery Fund Class T		465,437	4,207,554
Vantagepoint Diversifying Strategies Fund Class T		9,277,425	91,568,189
Vantagepoint Equity Income Fund Class T		10,427,249	91,029,884
Vantagepoint Growth & Income Fund Class T		5,418,723	65,458,171
Vantagepoint Growth Fund Class T		4,105,118	53,818,102
Vantagepoint High Yield Fund Class T		3,087,432	27,323,770
Vantagepoint Inflation Focused Fund Class T		1,466,110	15,262,209
Vantagepoint International Fund Class T		7,684,388	74,615,407
Vantagepoint Low Duration Bond Fund Class T		5,387,089	54,140,247
Vantagepoint Mid/Small Company Index Fund Class T		2,362,364	44,223,452
Vantagepoint Select Value Fund Class T		399,715	4,320,918

TOTAL AFFILIATED MUTUAL FUNDS (Cost $642,065,922)			643,204,426

EXCHANGE TRADED FUND—2.3%
Vanguard FTSE Emerging Markets ETF (Cost $18,480,645)		452,750	14,981,498

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $243,932)	¥	243,932	243,932

TOTAL INVESTMENTS—100.0% (Cost $660,790,499)			658,429,856
Other assets less liabilities—(0.0%)			(16,031)

NET ASSETS—100.0%			$658,413,825

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.3%
Vantagepoint Aggressive Opportunities Fund Class T		371,381	$4,033,203
Vantagepoint Core Bond Index Fund Class T		7,602,632	77,470,821
Vantagepoint Discovery Fund Class T		442,738	4,002,356
Vantagepoint Diversifying Strategies Fund Class T		8,353,916	82,453,152
Vantagepoint Equity Income Fund Class T		10,092,249	88,105,334
Vantagepoint Growth & Income Fund Class T		4,719,587	57,012,607
Vantagepoint Growth Fund Class T		4,181,480	54,819,199
Vantagepoint High Yield Fund Class T		2,222,411	19,668,341
Vantagepoint Inflation Focused Fund Class T		389,075	4,050,271
Vantagepoint International Fund Class T		7,421,215	72,060,000
Vantagepoint Low Duration Bond Fund Class T		2,515,021	25,275,963
Vantagepoint Mid/Small Company Index Fund Class T		2,270,876	42,510,800
Vantagepoint Select Value Fund Class T		380,791	4,116,347

TOTAL AFFILIATED MUTUAL FUNDS (Cost $535,726,018)			535,578,394

EXCHANGE TRADED FUND—2.7%
Vanguard FTSE Emerging Markets ETF (Cost $18,459,214)		451,850	14,951,716

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $176,723)	¥	176,723	176,723

TOTAL INVESTMENTS—100.0% (Cost $554,361,955)			550,706,833
Other assets less liabilities—0.0%			1,885

NET ASSETS—100.0%			$550,708,718

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Aggressive Opportunities Fund Class T		296,432	$3,219,252
Vantagepoint Core Bond Index Fund Class T		3,924,379	39,989,424
Vantagepoint Discovery Fund Class T		353,970	3,199,891
Vantagepoint Diversifying Strategies Fund Class T		5,738,574	56,639,730
Vantagepoint Equity Income Fund Class T		8,006,898	69,900,221
Vantagepoint Growth & Income Fund Class T		3,551,592	42,903,233
Vantagepoint Growth Fund Class T		3,230,243	42,348,488
Vantagepoint High Yield Fund Class T		1,011,095	8,948,187
Vantagepoint Inflation Focused Fund Class T		89,171	928,270
Vantagepoint International Fund Class T		5,848,970	56,793,497
Vantagepoint Low Duration Bond Fund Class T		370,573	3,724,262
Vantagepoint Mid/Small Company Index Fund Class T		1,794,285	33,589,006
Vantagepoint Select Value Fund Class T		302,848	3,273,787

TOTAL AFFILIATED MUTUAL FUNDS (Cost $366,352,677)			365,457,248

EXCHANGE TRADED FUND—3.1%
Vanguard FTSE Emerging Markets ETF (Cost $14,132,267)		347,300	11,492,157

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $114,434)	¥	114,434	114,434

TOTAL INVESTMENTS—100.0% (Cost $380,599,378)			377,063,839
Other assets less liabilities—0.0%			89,154

NET ASSETS—100.0%			$377,152,993

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.6%
Vantagepoint Aggressive Opportunities Fund Class T		306,089	$3,324,131
Vantagepoint Core Bond Index Fund Class T		1,701,844	17,341,790
Vantagepoint Discovery Fund Class T		365,840	3,307,194
Vantagepoint Diversifying Strategies Fund Class T		5,412,467	53,421,049
Vantagepoint Equity Income Fund Class T		8,776,640	76,620,066
Vantagepoint Growth & Income Fund Class T		3,645,459	44,037,145
Vantagepoint Growth Fund Class T		3,264,055	42,791,765
Vantagepoint High Yield Fund Class T		549,703	4,864,868
Vantagepoint International Fund Class T		6,094,544	59,178,018
Vantagepoint Mid/Small Company Index Fund Class T		1,859,215	34,804,496
Vantagepoint Select Value Fund Class T		312,010	3,372,826

TOTAL AFFILIATED MUTUAL FUNDS (Cost $343,484,448)			343,063,348

EXCHANGE TRADED FUND—3.4%
Vanguard FTSE Emerging Markets ETF (Cost $14,560,137)		357,350	11,824,712

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $160,284)	¥	160,284	160,284

TOTAL INVESTMENTS—100.0% (Cost $358,204,869)			355,048,344
Other assets less liabilities—(0.0%)			(3,062)

NET ASSETS—100.0%			$355,045,282

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.4%
Vantagepoint Aggressive Opportunities Fund Class T	138,725	$1,506,554
Vantagepoint Discovery Fund Class T	165,250	1,493,857
Vantagepoint Diversifying Strategies Fund Class T	2,325,939	22,957,021
Vantagepoint Equity Income Fund Class T	4,187,070	36,553,118
Vantagepoint Growth & Income Fund Class T	1,443,624	17,438,974
Vantagepoint Growth Fund Class T	1,605,340	21,046,009
Vantagepoint High Yield Fund Class T	173,804	1,538,161
Vantagepoint International Fund Class T	2,760,936	26,808,685
Vantagepoint Mid/Small Company Index Fund Class T	840,604	15,736,116
Vantagepoint Select Value Fund Class T	140,774	1,521,767

TOTAL AFFILIATED MUTUAL FUNDS (Cost $154,605,312)		146,600,262

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $6,786,827)	166,850	5,521,067

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $67,752)	¥67,752	67,752

TOTAL INVESTMENTS—100.0% (Cost $161,459,891)		152,189,081
Other assets less liabilities—0.0%		7,720

NET ASSETS—100.0%		$152,196,801

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Vantagepoint Milestone 2050 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.4%
Vantagepoint Aggressive Opportunities Fund Class T	52,750	$572,868
Vantagepoint Discovery Fund Class T	63,104	570,460
Vantagepoint Diversifying Strategies Fund Class T	865,350	8,541,003
Vantagepoint Equity Income Fund Class T	1,570,415	13,709,721
Vantagepoint Growth & Income Fund Class T	541,877	6,545,875
Vantagepoint Growth Fund Class T	608,712	7,980,208
Vantagepoint High Yield Fund Class T	64,711	572,693
Vantagepoint International Fund Class T	1,040,854	10,106,690
Vantagepoint Mid/Small Company Index Fund Class T	318,782	5,967,592
Vantagepoint Select Value Fund Class T	52,823	571,013

TOTAL AFFILIATED MUTUAL FUNDS (Cost $61,096,134)		55,138,123

EXCHANGE TRADED FUND—3.5%
Vanguard FTSE Emerging Markets ETF (Cost $2,490,819)	61,450	2,033,380

MONEY MARKET FUND—0.4%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.17% (Cost $208,740)	¥208,740	208,740

TOTAL INVESTMENTS—100.3% (Cost $63,795,693)		57,380,243
Other assets less liabilities—(0.3%)		(185,117)

NET ASSETS—100.0%		$57,195,126

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company’s Board of Directors (“Board”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) and officers of the Vantageppoint Funds (the “Company”). When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the nine months period ended September 30, 2015 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2015, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$475,998,888	$—	$475,998,888
Floating Rate Loans	—	4,169,717	—	4,169,717
Mortgage-Backed Securities	—	38,873,981	—	38,873,981
U.S. Treasury Obligations	—	114,469,140	—	114,469,140
Government Related Obligations	—	23,550,931	—	23,550,931
Asset-Backed Securities	—	112,458,168	—	112,458,168
Money Market Funds	40,263,980	—	—	40,263,980

Total Investments in Securities	$40,263,980	$769,520,825	$—	$809,784,805

Derivative Instruments:
Assets:
Futures	12,975	—	—	12,975
Forward Currency Contracts	—	8,043	—	8,043

Total Assets	$12,975	$8,043	$—	$21,018

Liabilities:
Futures	(91,493)	—	—	(91,493)

Total Liabilities	$(91,493)	$—	$—	$(91,493)

Total Derivative Instruments	$(78,518)	$8,043	$—	$(70,475)

Inflation Focused Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$44,180,274	$—	$44,180,274
Mortgage-Backed Securities	—	8,674,790	—	8,674,790
U.S. Treasury Obligations	—	438,840,352	—	438,840,352
Government Related Obligations	—	2,249,753	—	2,249,753
Asset-Backed Securities	—	13,536,023	—	13,536,023
Purchased Options	—	211,509	—	211,509
Certificates of Deposit	—	999,894	—	999,894
Money Market Funds	13,666,335	—	—	13,666,335

Total Investments in Securities	$13,666,335	$508,692,595	$—	$522,358,930

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	136,473	—	—	136,473
Forward Currency Contracts	—	26,631	—	26,631
Swap Agreements	—	627,671	—	627,671

Total Assets	$136,473	$654,302	$—	$790,775

Liabilities:
Written Options	—	(152,945)	—	(152,945)
Futures	(107,870)	—	—	(107,870)
Forward Currency Contracts	—	(1,131)	—	(1,131)
Swap Agreements	—	(4,338,205)	—	(4,338,205)

Total Liabilities	$(107,870)	$(4,492,281)	$—	$(4,600,151)

Total Derivative Instruments	$28,603	$(3,837,979)	$—	$(3,809,376)

High Yield Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Preferred Stocks	$1,145,659	$—	$—	$1,145,659
Convertible Preferred Stocks	—	180,900	—	180,900
Corporate Obligations	—	324,636,123	—	324,636,123
Floating Rate Loans	—	2,223,470	—	2,223,470
Mortgage-Backed Securities	—	9,718,142	—	9,718,142
Asset-Backed Securities	—	3,313,000	—	3,313,000
Money Market Funds	32,099,799	—	—	32,099,799

Total Investments in Securities	$33,245,458	$340,071,635	$—	$373,317,093

Derivative Instruments:
Assets:
Futures	108,262	—	—	108,262
Forward Currency Contracts	—	46,887	—	46,887

Total Assets	$108,262	$46,887	$—	$155,149

Liabilities:
Written Options	—	(15,000)	—	(15,000)
Futures	(78,964)	—	—	(78,964)
Forward Currency Contracts	—	(78,974)	—	(78,974)

Total Liabilities	$(78,964)	$(93,974)	$—	$(172,938)

Total Derivative Instruments	$29,298	$(47,087)	$—	$(17,789)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,886,352,078	$24,693,176	$—	$1,911,045,254
Money Market Funds	132,917,588	—	—	132,917,588

Total Investments in Securities	$2,019,269,666	$24,693,176	$—	$2,043,962,842

Derivative Instruments:
Liabilities:
Futures	(41,840)	—	—	(41,840)

Total Liabilities	$(41,840)	$—	$—	$(41,840)

Total Derivative Instruments	$(41,840)	$—	$—	$(41,840)

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,497,162,504	$12,014,349	$—	$1,509,176,853
Money Market Funds	62,076,030	—	—	62,076,030

Total Investments in Securities	$1,559,238,534	$12,014,349	$—	$1,571,252,883

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,050,107,886	$—	$—	$2,050,107,886
Money Market Funds	69,194,478	—	—	69,194,478

Total Investments in Securities	$2,119,302,364	$—	$—	$2,119,302,364

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$370,950,375	$—	$—	$370,950,375
Money Market Funds	18,556,775	—	—	18,556,775

Total Investments in Securities	$389,507,150	$—	$—	$389,507,150

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$950,195,522	$—	$—	$950,195,522
Money Market Funds	86,009,023	—	—	86,009,023

Total Investments in Securities	$1,036,204,545	$—	$—	$1,036,204,545

Derivative Instruments:
Liabilities:
Futures	(26,942)	—	—	(26,942)

Total Liabilities	$(26,942)	$—	$—	$(26,942)

Total Derivative Instruments	$(26,942)	$—	$—	$(26,942)

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$112,224,813	$—	$—	$112,224,813
Corporate Obligations	—	64,269,988	—	64,269,988
Mortgage-Backed Securities	—	11,351,271	—	11,351,271
U.S. Treasury Obligations	—	18,466,782	—	18,466,782
Government Related Obligations	—	2,653,221	—	2,653,221
Asset-Backed Securities	—	15,503,186	—	15,503,186
Money Market Funds	15,515,006	—	—	15,515,006

Total Investments in Securities	$127,739,819	$112,244,448	$—	$239,984,267

Derivative Instruments:
Liabilities:
Futures	(5,403,525)	—	—	(5,403,525)

Total Liabilities	$(5,403,525)	$—	$—	$(5,403,525)

Total Derivative Instruments	$(5,403,525)	$—	$—	$(5,403,525)

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$174,829,839	$1,355,072,631	$—	$1,529,902,470
Preferred Stocks	5,575,937	5,379,150	—	10,955,087
Money Market Funds	108,915,850	—	—	108,915,850

Total Investments in Securities	$289,321,626	$1,360,451,781	$—	$1,649,773,407

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$53,946,902	$—	$—	$53,946,902
Convertible Preferred Stocks	7,630,347	5,095,940	—	12,726,287
Corporate Obligations	—	327,954,879	—	327,954,879
Floating Rate Loans	—	3,191,767	—	3,191,767
Mortgage-Backed Securities	—	60,954,477	—	60,954,477
Convertible Debt Obligations	—	392,711,129	—	392,711,129
U.S. Treasury Obligations	—	92,737,583	—	92,737,583
Government Related Obligations	—	21,969,616	—	21,969,616
Asset-Backed Securities	—	50,011,794	—	50,011,794
Money Market Funds	23,199,170	—	—	23,199,170

Total Investments in Securities	$84,776,419	$954,627,185	$—	$1,039,403,604

Derivative Instruments:
Assets:
Futures	5,623	—	—	5,623

Total Assets	$5,623	$—	$—	$5,623

Liabilities:
Futures	(13,795,994)	—	—	(13,795,994)
Forward Currency Contracts	—	(6,963)	—	(6,963)

Total Liabilities	$(13,795,994)	$(6,963)	$—	$(13,802,957)

Total Derivative Instruments	$(13,790,371)	$(6,963)	$—	$(13,797,334)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$407,463,927	$—	$407,463,927
Mortgage-Backed Securities	—	504,958,232	—	504,958,232
U.S. Treasury Obligations	—	584,984,698	—	584,984,698
Government Related Obligations	—	140,465,877	—	140,465,877
Asset-Backed Securities	—	9,694,869	—	9,694,869
Money Market Funds	108,712,534	—	—	108,712,534

Total Investments in Securities	$108,712,534	$1,647,567,603	$—	$1,756,280,137

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$834,349,115	$—	$—	$834,349,115
U.S. Treasury Obligations	—	760,059	—	760,059
Money Market Funds	21,106,089	—	—	21,106,089

Total Investments in Securities	$855,455,204	$760,059	$—	$856,215,263

Derivative Instruments:
Liabilities:
Futures	(257,947)	—	—	(257,947)

Total Liabilities	$(257,947)	$—	$—	$(257,947)

Total Derivative Instruments	$(257,947)	$—	$—	$(257,947)

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$839,569,430	$—	$—	$839,569,430
U.S. Treasury Obligations	—	505,042	—	505,042
Rights	—	13,114	—	13,114
Warrants	—	—	—	—
Money Market Funds	28,277,701	—	—	28,277,701

Total Investments in Securities	$867,847,131	$518,156	$—	$868,365,287

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Liabilities:
Futures	(189,303)	—	—	(189,303)

Total Liabilities	$(189,303)	$—	$—	$(189,303)

Total Derivative Instruments	$(189,303)	$—	$—	$(189,303)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$707,084,526	$12,901	$—	$707,097,427
U.S. Treasury Obligations	—	815,030	—	815,030
Rights	—	40,990	—	40,990
Warrants	—	—	—	—
Money Market Funds	69,273,250	—	—	69,273,250

Total Investments in Securities	$776,357,776	$868,921	$—	$777,226,697

Derivative Instruments:
Liabilities:
Futures	(487,763)	—	—	(487,763)

Total Liabilities	$(487,763)	$—	$—	$(487,763)

Total Derivative Instruments	$(487,763)	$—	$—	$(487,763)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$32,536	$372,202,036	$—	$372,234,572
Preferred Stocks	—	1,565,683	—	1,565,683
U.S. Treasury Obligations	—	260,009	—	260,009
Money Market Funds	21,512,892	—	—	21,512,892

Total Investments in Securities	$21,545,428	$374,027,728	$—	$395,573,156

Derivative Instruments:
Liabilities:
Futures	(109,415)	—	—	(109,415)

Total Liabilities	$(109,415)	$—	$—	$(109,415)

Total Derivative Instruments	$(109,415)	$—	$—	$(109,415)

See Schedule of Investments for identification of securities by industry classification.

As of September 30, 2015, the funds did not hold significant investments in Level 3 securities. During the year-to-date period ended September 30, 2015, the Diversifying Strategies Fund had securities transferred from Level 1 to Level 2 with a total market value of $3,073,800, or 0.29% of the net assets of the fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

CHF	— Swiss Franc	GBP —	British Pound
EUR	— European Monetary Unit	USD —	U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MSE	— Montreal Exchange
CME	— Chicago Mercantile Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Deutschland Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Credit Default Swaps

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. The use of credit default swaps may be limited by a fund’s limitations on illiquid investments. When used for hedging purposes, a fund would be the buyer of a credit default swap contract. In that case, the fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other agreed upon credit related event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no applicable event (e.g., default or other agreed upon event) has occurred. If no such event occurs, the fund would have spent the stream of payments and received no return from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. When a fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation or other agreed upon credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to swaps generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2015, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$811,353,509	$2,813,984	$4,382,688	$(1,568,704)
Inflation Focused	542,337,060	1,322,693	21,300,823	(19,978,130)
High Yield	409,154,809	1,130,786	36,968,502	(35,837,716)
Equity Income	2,072,477,480	248,767,255	277,281,893	(28,514,638)
Growth & Income	1,346,720,729	311,241,472	86,709,318	224,532,154
Growth	1,785,574,800	397,327,858	63,600,294	333,727,564
Select Value	391,313,660	45,642,502	47,449,012	(1,806,510)
Aggressive Opportunities	972,359,023	151,807,391	87,961,869	63,845,522
Discovery	247,905,098	12,339,936	20,260,767	(7,920,831)
International	1,696,934,436	142,812,246	189,973,275	(47,161,029)
Diversifying Strategies	1,056,756,071	14,566,240	31,918,707	(17,352,467)
Core Bond Index	1,747,813,212	26,760,935	18,294,010	8,466,925
500 Stock Index	600,865,045	276,875,493	21,525,275	255,350,218
Broad Market Index	530,690,388	385,506,537	47,831,638	337,674,899
Mid/Small Company Index	669,275,032	181,267,678	73,316,013	107,951,665
Overseas Equity Index	412,145,827	28,313,131	44,885,802	(16,572,671)
Model Portfolio Conservative Growth	627,433,660	14,163,571	20,070,243	(5,906,672)
Model Portfolio Traditional Growth	1,554,203,181	84,183,853	28,001,170	56,182,683
Model Portfolio Long-Term Growth	1,988,069,668	128,366,790	42,113,372	86,253,418
Model Portfolio Global Equity Growth	835,030,468	58,356,574	34,992,943	23,363,631
Milestone Retirement Income	326,250,871	622,850	15,065,426	(14,442,576)
Milestone 2010	276,884,162	3,081,199	11,426,178	(8,344,979)
Milestone 2015	549,724,536	7,821,896	23,256,635	(15,434,739)
Milestone 2020	769,215,385	17,169,405	32,995,684	(15,826,279)
Milestone 2025	669,188,301	18,657,427	29,415,872	(10,758,445)
Milestone 2030	561,106,426	15,932,660	26,332,253	(10,399,593)
Milestone 2035	385,170,535	12,102,836	20,209,532	(8,106,696)
Milestone 2040	363,197,701	11,668,625	19,817,982	(8,149,357)
Milestone 2045	161,621,293	2,725,307	12,157,519	(9,432,212)
Milestone 2050	63,898,402	123,655	6,641,814	(6,518,159)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.
Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of September 30, 2015, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
65	CBT	U.S. 2 Year Treasury Note	December 2015	$14,237,031	$12,975

Sold
107	CBT	U.S. 5 Year Treasury Note	December 2015	$12,895,172	$(91,493)

					$(78,518)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
9	MSE	Canadian 10 Year Bond	December 2015	$956,246	$(11,351)
86	CBT	U.S. 10 Year Treasury Note	December 2015	11,071,156	121,399
35	CBT	U.S. 5 Year Treasury Note	December 2015	4,218,047	4,322

					$114,370

Sold
1	CME	90-Day EURODollar	December 2015	$248,962	$(757)
1	CME	90-Day EURODollar	March 2016	248,700	(967)
28	EUX	Euro - Bobl	December 2015	4,036,675	(27,820)
65	CBT	U.S. 2 Year Treasury Note	December 2015	14,237,031	(27,999)
15	CBT	U.S. 5 Year Treasury Note	December 2015	1,807,734	(11,499)
37	CBT	U.S. Long Bond	December 2015	5,821,719	(27,477)
43	CBT	U.S. Ultra Bond	December 2015	6,897,469	10,752

					$(85,767)

					$28,603

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
34	CBT	U.S. Ultra Bond	December 2015	$5,453,812	$108,262

Sold
40	CBT	U.S. 10 Year Treasury Note	December 2015	$5,149,375	$(41,661)
50	CBT	U.S. 5 Year Treasury Note	December 2015	6,025,781	(37,303)

					$(78,964)

					$29,298

Equity Income Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
5	CME	E-MINI S&P 500 Index	December 2015	$477,175	$(12,036)
6	CME	E-MINI S&P MidCap 400	December 2015	817,740	(29,804)

					$(41,840)

Aggressive Opportunities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
8	CME	E-MINI S&P MidCap 400	December 2015	$1,090,320	$(21,125)
3	CME	NASDAQ 100 E-MINI	December 2015	249,780	(5,817)

					$(26,942)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,035	NYF	E-MINI Russell 2000 Index	December 2015	$113,425,650	$(5,403,525)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,656	NYF	E-MINI Russell 2000 Index	December 2015	$291,071,040	$(13,730,245)
28	CBT	U.S. 2 Year Treasury Note	December 2015	6,132,875	5,623

					$(13,724,622)

Sold
77	CBT	U.S. 5 Year Treasury Note	December 2015	$9,279,703	$(65,749)

					$(13,790,371)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
162	CME	E-MINI S&P 500 Index	December 2015	$15,460,470	$(257,947)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
8	NYF	E-MINI Russell 2000 Index	December 2015	$876,720	$(39,332)
86	CME	E-MINI S&P 500 Index	December 2015	8,207,410	(124,793)
6	CME	E-MINI S&P MidCap 400	December 2015	817,740	(25,178)

					$(189,303)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
74	NYF	E-MINI Russell 2000 Index	December 2015	$8,109,660	$(320,600)
52	CME	E-MINI S&P MidCap 400	December 2015	7,087,080	(167,163)

					$(487,763)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
50	NYF	MINI MSCI EAFE Equity Index	December 2015	$4,123,750	$(109,415)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of September 30, 2015, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2015	Net Unrealized Appreciation
Sale	HSBC Bank plc	GBP	USD	10/08/2015	$1,068,448	$1,060,405	$8,043

Inflation Focused Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	Morgan Stanley Co., Inc.	USD	GBP	11/10/2015	$493,405	$492,274	$(1,131)

Sale	JPMorgan Chase Bank NA	EUR	USD	10/27/2015	$1,578,798	$1,560,429	$18,369
Sale	JPMorgan Chase Bank NA	GBP	USD	11/10/2015	521,091	512,829	8,262

							$26,631

							$25,500

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

High Yield Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	10/07/2015	$524,095	$523,210	$(885)

Sale	JPMorgan Chase Bank NA	CHF	USD	10/07/2015	$143,454	$143,232	$222
Sale	JPMorgan Chase Bank NA	EUR	USD	10/07/2015	19,541,352	19,619,441	(78,089)
Sale	JPMorgan Chase Bank NA	GBP	USD	10/07/2015	5,863,642	5,816,977	46,665

							$(31,202)

							$(32,087)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2015	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	10/08/2015	$1,158,583	$1,165,546	$(6,963)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended September 30, 2015, was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2014	—	$—	—	$—	—	$—

Written	67	22,934	—	—	67	22,934
Closed	(67)	(22,934)	—	—	(67)	(22,934)
Expired	—	—	—	—	—	—

Ending balance as of 09/30/2015	—	$—	—	$—	—	$—

	Call Options		Put Options		Total
High Yield	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	$—	$—	$—	$—	$—	$—

Written	—	—	750,000	15,000	750,000	15,000
Closed	—	—	—	—	—	—
Expired	—	—	—	—	—	—

Ending balance as of 09/30/2015	$—	$—	$750,000	$15,000	$750,000	$15,000

As of September 30, 2015, the following fund had open written option contracts:

High Yield Fund

Option Type	Description	Notional Amount	Strike Price	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Written Put	Hercules Offshore Bridge	750,000	$97.00	11/7/2015	$—

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on CFTC approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of September 30, 2015, the funds had the following swaps outstanding:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation (Depreciation)
0.90%	3 Month Libor	07/06/2017	USD	1,850,000	$—	$(9,333)
1.04%	3 Month CDOR	05/28/2017	CAD	5,030,000	—	(24,867)
1.05%	3 Month CDOR	06/05/2017	CAD	4,680,000	—	(28,407)
2.10%	3 Month BBSW	05/29/2017	AUD	6,660,000	—	(11,717)
2.22%	3 Month BBSW	06/09/2017	AUD	5,880,000	—	(18,751)
2.40%	6 Month Libor	06/05/2045	GBP	160,000	—	(19,284)
2.69%	3 Month Libor	08/06/2045	USD	150,000	—	(5,749)
2.75%	3 Month Libor	06/17/2025	USD	3,600,000	(198,842)	(47,400)
2.75%	3 Month Libor	06/19/2043	USD	1,000,000	117,550	(171,777)
3.25%	3 Month Libor	06/17/2045	USD	1,800,000	(234,161)	(42,519)
3.37%	3 Month BKBM	06/09/2017	NZD	9,220,000	—	(126,111)
3.50%	3 Month Libor	12/18/2043	USD	700,000	25,066	(172,666)
3.50%	3 Month Libor	12/17/2044	USD	2,200,000	(88,530)	(363,254)
3.75%	3 Month Libor	06/18/2044	USD	300,000	(23,448)	(56,144)
3 Month BKBM	4.07%	06/09/2025	NZD	1,075,000	—	42,240
3 Month Libor	1.81%	06/09/2020	USD	12,848,000	—	351,054
6 Month BBSW	3.38%	06/09/2025	AUD	640,000	—	24,512
6 Month BBSW	3.08%	05/29/2025	AUD	1,030,000	—	15,730
6 Month Libor	1.65%	06/05/2020	GBP	1,700,000	—	40,068

					$(402,365)	$(624,375)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	1.39%	CPI Urban Consumers NSA	07/15/2018	USD 1,070,000	$—	$(841)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	(245)	(32,908)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(324,689)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(398,069)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD 2,220,000	—	(42,823)
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD 6,425,000	—	(131,359)
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD 3,160,000	—	(90,177)
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD 2,130,000	—	(47,634)
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD 4,230,000	—	(107,790)
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD 5,310,000	—	(146,973)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD 2,660,000	—	(60,970)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD 4,750,000	—	(125,490)
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD 3,190,000	—	(86,764)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD 1,570,000	—	(53,382)
Deutsche Bank AG	(0.07)%	CPI Urban Consumers NSA	12/22/2015	USD 2,600,000	—	(3,955)
Deutsche Bank AG	1.47%	CPI Urban Consumers NSA	11/21/2016	USD 500,000	—	(10,461)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD 375,000	—	(7,510)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	(440)	(22,371)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(71,628)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(110,731)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(62,170)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(89,727)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(72,822)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(65,004)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 4,100,000	(8,702)	(103,942)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(300,007)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(176,524)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(33,418)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD 7,500,000	—	(169,407)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(264,745)
UBS AG	CPI Urban Consumers NSA	2.06%	05/12/2025	USD 2,900,000	—	109,837

					$40,863	$(3,104,454)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD 85,000	$5,737	$18,440
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 140,000	(6,934)	12,035
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 160,000	(8,211)	13,755

							$(9,408)	$44,230

Credit Default on Indices
CMBX.NA.AAA. Series 8 Index	Citibank NA	Sell	—	0.50%	10/17/2057	USD 875,000	$(32,352)	$(16,658)
CMBX.NA.BBB-. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD 265,000	2,330	(9,277)

							$(30,022)	$(25,935)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the year-to-date period ended September 30, 2015, was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	15,300,000	$125,340	16,800,000	$327,280	32,100,000	$452,620

Written	13,700,000	114,220	—	—	13,700,000	114,220
Closed	(15,300,000)	(125,340)	—	—	(15,300,000)	(125,340)
Expired	(6,900,000)	(108,780)	(8,400,000)	(47,280)	(15,300,000)	(156,060)

Ending balance as of 09/30/2015	6,800,000	$5,440	8,400,000	$280,000	15,200,000	$285,440

As of September 30, 2015, the following fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,400,000	2.50%	12/11/2017	$132,883
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.52%	1/19/2016	214
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.66%	1/19/2016	(602)

						$132,495

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2015, certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of September 30, 2015, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$10,231,729	$10,447,723	102%
Inflation Focused	1,614,623	1,599,705	99%*
High Yield	23,864,555	24,445,753	102%
Equity Income	83,295,312	83,921,409	101%
Growth & Income	10,876,936	10,964,845	101%
Select Value	5,280,340	5,340,870	101%
Aggressive Opportunities	63,877,733	64,023,601	100%
Discovery	11,640,108	12,199,833	105%
International	70,870,162	73,976,781	104%
Core Bond Index	12,192,223	12,411,280	102%
500 Stock Index	7,554,434	7,597,202	101%
Broad Market Index	19,654,194	19,942,084	101%
Mid/Small Company Index	53,577,645	54,383,559	102%
Overseas Equity Index	17,894,432	18,760,724	105%

* Collateralization was adjusted the next business day consistent with the terms of the Securities Lending Agency Agreement.

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions as of September 30, 2015 in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repuchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements.

	Common Stock	Warrants	Rights	Corporate Obligations	Government Related Obligations	Total Borrowings
Vantagepoint Fund
Low Duration Bond	$—	$—	$—	$9,829,599	$402,130	$10,231,729
Inflation Focused	—	—	—	1,614,623	—	1,614,623
High Yield	—	—	—	23,864,555	—	23,864,555
Equity Income	83,295,312	—	—	—	—	83,295,312
Growth & Income	10,876,936	—	—	—	—	10,876,936
Select Value	5,280,340	—	—	—	—	5,280,340
Aggressive Opportunities	63,877,733	—	—	—	—	63,877,733
Discovery	10,839,785	—	—	800,323	—	11,640,108
International	70,870,162	—	—	—	—	70,870,162
Core Bond Index	—	—	—	7,139,306	5,052,917	12,192,223
500 Stock Index	7,554,434	—	—	—	—	7,554,434
Broad Market Index	19,654,194	—	—	—	—	19,654,194
Mid/Small Company Index	53,577,617	28	—	—	—	53,577,645
Overseas Equity Index	17,894,432	—	—	—	—	17,894,432

Note: Disaggregation reflects the securities on loan, NOT the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for securities lending collateral.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	November 19, 2015

By:	/s/ Michael Guarasci
Michael Guarasci, Principal Financial Officer

Date	November 19, 2015